Schedule of Investments
ARIZONA TAX-EXEMPT FUND	December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.3%
Arizona – 97.3%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$939
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/34	750	768
5.00%, 7/1/35	750	768
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,045
5.00%, 7/1/41	1,000	1,036
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	529
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	1,814
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	362
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
4.00%, 2/1/50	1,000	877
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,030	712
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/33	1,175	1,163
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	930
Bullhead City Excise TRB, Second Series,
2.70%, 7/1/51	2,500	1,691
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2) (3)	425	443
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Arizona – 97.3%continued
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	$500	$537
5.00%, 7/1/29	750	804
5.00%, 7/1/30	500	535
5.00%, 7/1/31	600	640
Gilbert Water Resource Municipal Property Corp. Utility System Senior Lien Revenue Bonds, Green Bonds,
5.00%, 7/15/36	200	231
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	561
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	840	863
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	277
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/33	300	317
4.00%, 7/1/36	305	314
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,185
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	275	307
5.00%, 7/1/32	250	279

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Arizona – 97.3%continued
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.50%, 7/1/29(3) (4)	$485	$491
5.50%, 7/1/30(3) (4)	375	380
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,064
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	683
5.00%, 7/1/36	1,175	1,279
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
4.00%, 7/1/51	250	182
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,374
5.00%, 7/1/47	1,000	1,047
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	4,084
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,307
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
4.00%, 7/1/37	500	512
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/35	1,000	1,078
4.00%, 7/1/38	2,500	2,477
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Arizona – 97.3%continued
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	$525	$576
5.00%, 7/1/31	500	545
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	422
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	689
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	396
Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/36	500	582
Mesa Utility Systems Revenue Bonds, Series A (BAM Insured),
5.00%, 7/1/46	1,000	1,087
Peoria G.O. Unlimited Bonds,
4.00%, 7/15/23	640	644
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	1,000	940
5.00%, 7/1/44	1,545	1,602
4.00%, 7/1/49	1,000	915
5.00%, 7/1/49	1,000	1,030
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	3,000	3,235
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Bonds,
5.00%, 7/1/45	1,000	1,091
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	961

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Arizona – 97.3%continued
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series B,
5.00%, 7/1/24	$500	$516
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
3.00%, 7/1/49	1,150	846
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,850	3,093
5.00%, 7/1/45	1,000	1,085
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	993
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	932
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	710
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,010
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,016
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,000	1,071
Prescott Valley Pledged Revenue Refunding Bonds, Series A,
5.00%, 1/1/25	625	651
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,206
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,554
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%continued
Arizona – 97.3%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	$1,000	$1,110
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,154
Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,
5.00%, 7/1/24	100	103
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,675	1,886
Sedona Excise TRB (BAM Insured),
4.00%, 7/1/38	350	354
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	467
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,450	1,898
		73,255
Total Municipal Bonds
(Cost $80,704)		73,255

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(5) (6)	739,160	$739
Total Investment Companies
(Cost $739)		739

Total Investments – 98.3%
(Cost $81,443)		73,994
Other Assets less Liabilities – 1.7%		1,309
NET ASSETS – 100.0%		$75,303

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued	December 31, 2022 (UNAUDITED)
(4)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

G.O. - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	97.3%
Security Type(1)	% of Net Assets
Investment Companies	1.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$73,255	$—	$73,255
Investment Companies	739	—	—	739
Total Investments	$739	$73,255	$—	$73,994

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,279	$41,385	$50,925	$27	$739	739,160
FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
BOND INDEX FUND	December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.4%
Auto Floor Plan – 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	$100	$94
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A
2.44%, 9/15/26	400	383
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A
1.06%, 9/15/27	200	180
		657
Automobile – 0.2%
Ally Auto Receivables Trust, Series 2022-1, Class A3
3.31%, 11/15/26	100	97
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	100	94
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	100	89
BMW Vehicle Owner Trust, Series 2022-A, Class A3
3.21%, 8/25/26	50	49
Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3
0.77%, 9/15/26	100	94
CarMax Auto Owner Trust, Series 2021-4, Class A3
0.56%, 9/15/26	200	189
CarMax Auto Owner Trust, Series 2022-1, Class A3
1.47%, 12/15/26	100	95
CarMax Auto Owner Trust, Series 2022-2, Class A3
3.49%, 2/16/27	200	195
Carvana Auto Receivables Trust, Series 2022-P1, Class A3
3.35%, 2/10/27	175	168
Drive Auto Receivables Trust, Series 2021-2, Class D
1.39%, 3/15/29	100	92
Ford Credit Auto Owner Trust, Series 2020-C, Class A4
0.51%, 8/15/26	100	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Automobile – 0.2%continued
Ford Credit Auto Owner Trust, Series 2020-C, Class B
0.79%, 8/15/26	$100	$92
GM Financial Automobile Leasing Trust, Series 2022-2, Class A3
3.42%, 6/20/25	100	98
GM Financial Automobile Leasing Trust, Series 2022-2, Class A4
3.54%, 5/20/26	100	98
GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	100	95
GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A3
0.68%, 9/16/26	200	189
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A3
3.64%, 4/16/27	100	98
Honda Auto Receivables Owner Trust, Series 2021-1, Class A4
0.42%, 1/21/28	100	94
Honda Auto Receivables Owner Trust, Series 2021-4, Class A3
0.88%, 1/21/26	200	190
Honda Auto Receivables Owner Trust, Series 2022-2, Class A4
3.76%, 12/18/28	100	98
Hyundai Auto Receivables Trust, Series 2021-B, Class A4
0.60%, 2/16/27	100	91
Hyundai Auto Receivables Trust, Series 2021-C, Class A3
0.74%, 5/15/26	150	142
Hyundai Auto Receivables Trust, Series 2022-C, Class A3
5.39%, 6/15/27	100	101
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3
0.46%, 6/15/26	100	95
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A3
4.46%, 5/17/27	100	99

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Automobile – 0.2%continued
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.35%, 7/15/27	$100	$94
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.67%, 10/15/27	100	92
Santander Drive Auto Receivables Trust, Series 2022-3, Class B
4.13%, 8/16/27	50	49
Santander Drive Auto Receivables Trust, Series 2022-3, Class C
4.49%, 8/15/29	50	48
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3
0.43%, 1/15/26	100	95
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A4
0.72%, 1/15/27	100	90
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A3
0.71%, 4/15/26	100	94
Toyota Auto Receivables Owner Trust, Series 2022-A, Class A3
1.23%, 6/15/26	100	95
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A3
3.76%, 4/15/27	100	97
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4
3.77%, 2/15/28	100	97
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3
1.02%, 6/22/26	100	95
World Omni Auto Receivables Trust, Series 2022-C, Class A3
3.66%, 10/15/27	100	97
World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	100	97
		3,975
Credit Card – 0.2%
American Express Credit Account Master Trust, Series 2021-1, Class A
0.90%, 11/15/26	225	209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.2%continued
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	$200	$194
American Express Credit Account Master Trust, Series 2022-3, Class A
3.75%, 8/15/27	200	196
American Express Credit Account Master Trust, Series 2022-4, Class A
4.95%, 10/15/27	200	202
BA Credit Card Trust, Series 2021-A1, Class A
0.44%, 9/15/26	100	94
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
0.63%, 7/15/27	200	186
Barclays Dryrock Issuance Trust, Series 2022-1, Class A
3.07%, 2/15/28	100	96
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	150	137
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	150	140
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	125
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1
2.80%, 3/15/27	200	192
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 5/15/27	300	292
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	150	151
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3
3.66%, 5/17/27	100	98
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	165
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	97

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.2%continued
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	$150	$139
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	88
Discover Card Execution Note Trust, Series 2022-A2, Class A
3.32%, 5/15/27	150	145
Discover Card Execution Note Trust, Series 2022-A3, Class A3
3.56%, 7/15/27	200	195
Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Synchrony Card Funding LLC, Series 2022-A1, Class A
3.37%, 4/15/28	100	96
Synchrony Card Funding LLC, Series 2022-A2, Class A
3.86%, 7/15/28	100	98
		3,385
Other – 0.0%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3
2.84%, 3/1/26	45	44
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	70	68
CNH Equipment Trust, Series 2022-B, Class A3
3.89%, 8/16/27	100	97
John Deere Owner Trust, Series 2021-B, Class A3
0.52%, 3/16/26	150	142
John Deere Owner Trust, Series 2021-B, Class A4
0.74%, 5/15/28	75	68
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Other – 0.0%continued
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	$200	$188
Verizon Master Trust, Series 2021-2, Class A
0.99%, 4/20/28	150	140
Verizon Master Trust, Series 2022-2, Class A
1.53%, 7/20/28	100	93
		932
Total Asset-Backed Securities
(Cost $9,421)		8,949

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non Agency – 1.2%
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	278
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	231
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	232
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	93
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	189
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	287
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	95
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	190
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	288
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	180
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	265
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	335
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	397

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%continued
Non Agency – 1.2%continued
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	$200	$160
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	183
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	143
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	171
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	142
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	95
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	191
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	96
Benchmark Mortgage Trust, Series 2019-B12, Class A5
3.12%, 8/15/52	125	111
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	172
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	404
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	402
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	82
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	160
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	232
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%continued
Non Agency – 1.2%continued
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	$250	$230
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	185
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	190
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	130
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	286
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	235
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	229
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	99
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	190
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	190
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	233
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	138
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	282
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	234
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	233

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%continued
Non Agency – 1.2%continued
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	$250	$231
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	94
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	190
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	191
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	240
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	477
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	190
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	477
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	192
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	189
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	215
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	476
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	92
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	186
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	284
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%continued
Non Agency – 1.2%continued
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	$100	$93
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3
2.56%, 3/15/53	200	167
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	230
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	81
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	290
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	240
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	183
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	231
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	184
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	141
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	132
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	258
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	50
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	138

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%continued
Non Agency – 1.2%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	$200	$182
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	87
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	281
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	92
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	179
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	191
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	93
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	184
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	95
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	233
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	91
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%continued
Non Agency – 1.2%continued
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	$100	$95
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	189
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	221
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	403
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	169
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	185
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	230
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	230
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	162
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	93
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	139
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	190
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	142
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	190
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	94

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%continued
Non Agency – 1.2%continued
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	$150	$140
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	94
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	95
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	238
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	190
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	286
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	350	333
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	189
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	235
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	91
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	228
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	183
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	137
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	230
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%continued
Non Agency – 1.2%continued
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	$100	$92
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	141
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	95
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	183
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	85
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	416
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	240
		23,626
Total Commercial Mortgage-Backed Securities
(Cost $26,246)		23,626

CORPORATE BONDS – 20.3%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	300	284
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	504
		788
Aerospace & Defense – 0.4%
Boeing (The) Co.,
2.85%, 10/30/24	110	105
4.88%, 5/1/25	459	455
2.20%, 2/4/26	329	299
3.25%, 2/1/28	109	100
3.25%, 3/1/28	55	49
3.20%, 3/1/29	159	140
2.95%, 2/1/30	250	212
6.13%, 2/15/33	135	138

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Aerospace & Defense – 0.4%continued
6.63%, 2/15/38	$100	$103
5.81%, 5/1/50	1,060	987
General Dynamics Corp.,
2.63%, 11/15/27	104	95
3.75%, 5/15/28	246	234
4.25%, 4/1/40	100	92
2.85%, 6/1/41	160	119
L3Harris Technologies, Inc.,
4.40%, 6/15/28	449	430
Lockheed Martin Corp.,
3.55%, 1/15/26	298	290
3.60%, 3/1/35	135	120
4.07%, 12/15/42	168	146
3.80%, 3/1/45	230	189
4.09%, 9/15/52	20	17
Northrop Grumman Corp.,
3.25%, 1/15/28	500	462
5.05%, 11/15/40	250	241
4.75%, 6/1/43	250	233
3.85%, 4/15/45	8	6
4.03%, 10/15/47	52	43
Precision Castparts Corp.,
3.90%, 1/15/43	100	83
4.38%, 6/15/45	350	306
Raytheon Technologies Corp.,
4.13%, 11/16/28	1,111	1,066
1.90%, 9/1/31	71	56
2.38%, 3/15/32	68	55
4.70%, 12/15/41	100	91
4.50%, 6/1/42	450	408
4.80%, 12/15/43	1,000	920
3.75%, 11/1/46	750	583
		8,873
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.85%, 3/27/30	1,250	1,120
3.25%, 3/27/40	75	61
3.38%, 11/1/46	500	391
		1,572
Asset Management – 0.2%
Ameriprise Financial, Inc.,
3.70%, 10/15/24	500	488
3.00%, 4/2/25	250	240
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Asset Management – 0.2%continued
2.88%, 9/15/26	$435	$404
Ares Capital Corp.,
3.88%, 1/15/26	620	569
BlackRock, Inc.,
3.50%, 3/18/24	250	246
1.90%, 1/28/31	720	584
Charles Schwab (The) Corp.,
3.63%, 4/1/25	250	244
3.45%, 2/13/26	280	271
3.20%, 3/2/27	500	470
Franklin Resources, Inc.,
2.95%, 8/12/51	270	168
Owl Rock Capital Corp.,
3.75%, 7/22/25	300	277
		3,961
Automotive – 0.3%
American Honda Finance Corp.,
2.40%, 6/27/24	80	77
Aptiv PLC/Aptiv Corp.,
4.15%, 5/1/52	500	362
BorgWarner, Inc.,
4.38%, 3/15/45	170	132
General Motors Co.,
6.80%, 10/1/27	118	123
5.00%, 10/1/28	227	218
5.60%, 10/15/32	183	171
6.25%, 10/2/43	1,050	975
6.75%, 4/1/46	145	140
5.40%, 4/1/48	267	219
General Motors Financial Co., Inc.,
2.70%, 8/20/27	740	648
2.40%, 4/10/28	119	100
2.40%, 10/15/28	254	211
5.65%, 1/17/29	84	82
3.60%, 6/21/30	99	83
2.35%, 1/8/31	33	25
3.10%, 1/12/32	33	26
Toyota Motor Credit Corp.,
2.50%, 3/22/24	750	728
0.80%, 10/16/25	750	672
3.05%, 3/22/27	1,500	1,401
		6,393

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.6%
Bank of America Corp.,
4.00%, 1/22/25	$1,503	$1,472
(Variable, ICE LIBOR USD 3M + 0.97%), 3.46%, 3/15/25 (1)	28	27
3.95%, 4/21/25	1,375	1,339
(Variable, ICE LIBOR USD 3M + 0.87%), 2.46%, 10/22/25 (1)	21	20
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/6/25 (1)	405	374
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (1)	1,000	956
(Variable, ICE LIBOR USD 3M + 0.64%), 2.02%, 2/13/26 (1)	760	705
4.45%, 3/3/26	500	490
3.50%, 4/19/26	91	87
4.25%, 10/22/26	47	45
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26 (1)	2,000	1,779
(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (1)	72	64
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (1)	1,193	1,046
4.18%, 11/25/27	146	139
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (1)	18	16
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 4/24/28 (1)	106	98
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (1)	983	890
(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 3/5/29 (1)	7	6
(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (1)	129	109
(Variable, ICE LIBOR USD 3M + 1.21%), 3.97%, 2/7/30 (1)	199	181
(Variable, ICE LIBOR USD 3M + 1.18%), 3.19%, 7/23/30 (1)	132	114
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 2/13/31 (1)	500	407
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	52	42
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (1)	380	305
6.11%, 1/29/37	150	152
(Variable, U.S. SOFR + 1.93%), 2.68%, 6/19/41 (1)	167	113
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.6%continued
5.00%, 1/21/44	$223	$205
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 1/23/49 (1)	790	615
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 3/15/50 (1)	755	624
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (1)	810	639
Bank of America N.A.,
6.00%, 10/15/36	250	257
Citigroup, Inc.,
3.75%, 6/16/24	382	375
3.88%, 3/26/25	1,730	1,683
(Variable, ICE LIBOR USD 3M + 0.90%), 3.35%, 4/24/25 (1)	53	51
4.40%, 6/10/25	105	103
5.50%, 9/13/25	126	127
(Variable, U.S. SOFR + 0.53%), 1.28%, 11/3/25 (1)	49	45
(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (1)	1,464	1,358
4.60%, 3/9/26	205	202
(Variable, U.S. SOFR + 1.53%), 3.29%, 3/17/26 (1)	17	16
(Variable, U.S. SOFR + 2.84%), 3.11%, 4/8/26 (1)	884	836
3.20%, 10/21/26	719	666
4.30%, 11/20/26	505	489
(Variable, U.S. SOFR + 0.77%), 1.46%, 6/9/27 (1)	28	24
4.45%, 9/29/27	328	313
(Variable, U.S. SOFR + 1.89%), 4.66%, 5/24/28 (1)	88	85
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 7/24/28 (1)	28	26
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (1)	2,000	1,842
(Variable, U.S. SOFR + 2.11%), 2.57%, 6/3/31 (1)	750	608
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (1)	1,000	792
6.63%, 6/15/32	100	106
5.88%, 2/22/33	350	349
6.13%, 8/25/36	125	126
8.13%, 7/15/39	332	410
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (1)	180	172

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.6%continued
5.88%, 1/30/42	$30	$30
(Variable, U.S. SOFR + 1.38%), 2.90%, 11/3/42 (1)	168	117
4.75%, 5/18/46	530	443
Discover Bank,
2.70%, 2/6/30	250	200
Fifth Third Bancorp,
3.65%, 1/25/24	570	561
8.25%, 3/1/38	275	342
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	380
HSBC U.S.A., Inc.,
3.50%, 6/23/24	1,000	975
JPMorgan Chase & Co.,
3.88%, 9/10/24	1,456	1,426
3.90%, 7/15/25	239	234
7.75%, 7/15/25	54	58
(Variable, CME Term SOFR 3M + 1.59%), 2.01%, 3/13/26 (1)	40	37
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	2,024	1,878
3.20%, 6/15/26	285	269
2.95%, 10/1/26	59	55
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (1)	121	106
(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (1)	269	237
8.00%, 4/29/27	658	734
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (1)	1,310	1,135
4.25%, 10/1/27	299	288
3.63%, 12/1/27	1,292	1,197
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28 (1)	500	468
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (1)	204	185
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (1)	176	168
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (1)	79	77
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (1)	310	282
(Variable, ICE LIBOR USD 3M + 1.12%), 4.01%, 4/23/29 (1)	34	31
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.6%continued
(Variable, U.S. SOFR + 1.02%), 2.07%, 6/1/29 (1)	$719	$602
(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/5/29 (1)	41	39
(Variable, U.S. SOFR + 2.52%), 2.96%, 5/13/31 (1)	545	450
(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 7/24/38 (1)	359	299
(Variable, U.S. SOFR + 2.46%), 3.11%, 4/22/41 (1)	100	73
5.60%, 7/15/41	405	407
(Variable, U.S. SOFR + 1.51%), 2.53%, 11/19/41 (1)	785	512
5.63%, 8/16/43	150	146
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (1)	114	94
(Variable, ICE LIBOR USD 3M + 1.46%), 4.03%, 7/24/48 (1)	85	68
(Variable, ICE LIBOR USD 3M + 1.38%), 3.96%, 11/15/48 (1)	826	646
(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49 (1)	1,500	1,158
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (1)	1,500	991
KeyBank N.A.,
4.15%, 8/8/25	250	245
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	426
2.55%, 1/22/30	545	464
Synchrony Bank,
5.40%, 8/22/25	293	289
Truist Bank,
3.63%, 9/16/25	128	123
4.05%, 11/3/25	600	588
3.30%, 5/15/26	122	114
3.80%, 10/30/26	543	514
Truist Financial Corp.,
2.85%, 10/26/24	131	126
3.70%, 6/5/25	213	207
(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (1)	85	75
1.13%, 8/3/27	221	187
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (1)	57	48

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.6%continued
U.S. Bancorp,
3.60%, 9/11/24	$350	$343
2.38%, 7/22/26	133	123
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (1)	322	289
3.90%, 4/26/28	402	385
1.38%, 7/22/30	143	111
U.S. Bank N.A.,
2.80%, 1/27/25	250	241
Wells Fargo & Co.,
3.00%, 2/19/25	452	433
3.00%, 4/22/26	916	857
(Variable, U.S. SOFR + 1.32%), 3.91%, 4/25/26 (1)	736	713
(Variable, U.S. SOFR + 2.00%), 2.19%, 4/30/26 (1)	119	111
3.00%, 10/23/26	542	502
(Variable, ICE LIBOR USD 3M + 1.17%), 3.20%, 6/17/27 (1)	15	14
4.30%, 7/22/27	110	106
(Variable, U.S. SOFR + 1.51%), 3.53%, 3/24/28 (1)	275	255
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (1)	585	544
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (1)	749	662
4.40%, 6/14/46	850	683
(Variable, U.S. SOFR + 4.50%), 5.01%, 4/4/51 (1)	1,500	1,331
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (1)	1,000	852
Wells Fargo Bank N.A.,
5.85%, 2/1/37	500	506
6.60%, 1/15/38	50	54
		54,039
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	184
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	128
1.50%, 3/5/28	81	70
2.13%, 9/6/29	243	208
1.65%, 6/1/30	179	147
2.00%, 3/5/31	1,204	995
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Beverages – 0.3%continued
3.00%, 3/5/51	$1,000	$734
Constellation Brands, Inc.,
4.65%, 11/15/28	44	43
3.15%, 8/1/29	334	293
2.88%, 5/1/30	256	218
2.25%, 8/1/31	284	226
5.25%, 11/15/48	167	158
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	170
4.42%, 12/15/46	450	371
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	158
5.00%, 5/1/42	275	245
4.20%, 7/15/46	300	234
PepsiCo, Inc.,
2.75%, 4/30/25	380	364
2.63%, 7/29/29	120	106
2.75%, 3/19/30	483	428
1.63%, 5/1/30	77	63
1.95%, 10/21/31	500	405
		5,948
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
3.80%, 3/15/25	1,413	1,378
3.60%, 5/14/25	155	150
3.20%, 5/14/26	56	53
2.95%, 11/21/26	163	152
4.25%, 11/14/28	271	262
3.20%, 11/21/29	467	423
Amgen, Inc.,
2.45%, 2/21/30	250	211
2.00%, 1/15/32	1,000	783
5.15%, 11/15/41	126	118
2.77%, 9/1/53	1,876	1,139
Baxalta, Inc.,
4.00%, 6/23/25	225	219
Biogen, Inc.,
4.05%, 9/15/25	55	53
2.25%, 5/1/30	40	33
3.15%, 5/1/50	25	16
3.25%, 2/15/51	87	59
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	132	126

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Biotechnology & Pharmaceuticals – 1.1%continued
3.90%, 2/20/28	$726	$700
3.40%, 7/26/29	286	266
4.35%, 11/15/47	1,083	957
4.25%, 10/26/49	462	401
3.70%, 3/15/52	538	416
Gilead Sciences, Inc.,
3.65%, 3/1/26	2,000	1,930
1.20%, 10/1/27	250	212
4.00%, 9/1/36	100	88
4.80%, 4/1/44	185	171
4.50%, 2/1/45	150	133
4.75%, 3/1/46	168	152
4.15%, 3/1/47	60	50
2.80%, 10/1/50	42	27
Johnson & Johnson,
0.55%, 9/1/25	1,467	1,324
2.45%, 3/1/26	361	340
0.95%, 9/1/27	1,000	863
2.90%, 1/15/28	1,139	1,063
4.38%, 12/5/33	332	327
3.55%, 3/1/36	519	462
5.95%, 8/15/37	32	36
3.70%, 3/1/46	970	820
Merck & Co., Inc.,
2.75%, 2/10/25	186	178
1.70%, 6/10/27	263	233
1.90%, 12/10/28	279	240
3.40%, 3/7/29	389	363
2.15%, 12/10/31	688	564
3.60%, 9/15/42	25	21
3.70%, 2/10/45	60	50
2.45%, 6/24/50	1,000	637
Mylan, Inc.,
4.55%, 4/15/28	171	159
5.40%, 11/29/43	585	466
Pfizer, Inc.,
2.95%, 3/15/24	250	244
3.40%, 5/15/24	126	124
3.45%, 3/15/29	24	23
2.63%, 4/1/30	1,000	881
7.20%, 3/15/39	311	378
5.60%, 9/15/40	194	204
4.13%, 12/15/46	519	459
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Biotechnology & Pharmaceuticals – 1.1%continued
Pharmacia LLC,
6.60%, 12/1/28	$125	$137
Royalty Pharma PLC,
3.55%, 9/2/50	500	322
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	225	211
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	114	107
Wyeth LLC,
5.95%, 4/1/37	725	782
Zoetis, Inc.,
3.95%, 9/12/47	450	366
4.45%, 8/20/48	40	35
		23,097
Cable & Satellite – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.75%, 2/15/28	1,451	1,311
2.25%, 1/15/29	484	390
2.80%, 4/1/31	1,500	1,171
5.75%, 4/1/48	520	429
4.80%, 3/1/50	980	713
3.90%, 6/1/52	1,000	631
Comcast Corp.,
2.65%, 2/1/30	2,003	1,740
3.40%, 4/1/30	1,370	1,252
4.25%, 1/15/33	775	732
7.05%, 3/15/33	140	162
2.89%, 11/1/51	44	29
2.99%, 11/1/63	500	305
TCI Communications, Inc.,
7.88%, 2/15/26	755	818
Time Warner Cable LLC,
6.55%, 5/1/37	68	65
7.30%, 7/1/38	705	701
6.75%, 6/15/39	130	123
		10,572
Chemicals – 0.3%
Dow Chemical (The) Co.,
7.38%, 11/1/29	46	51
4.25%, 10/1/34	470	427

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Chemicals – 0.3%continued
9.40%, 5/15/39	$174	$230
5.25%, 11/15/41	400	375
DuPont de Nemours, Inc.,
5.32%, 11/15/38	208	201
5.42%, 11/15/48	1,000	959
Eastman Chemical Co.,
4.80%, 9/1/42	200	169
4.65%, 10/15/44	100	83
Ecolab, Inc.,
2.70%, 11/1/26	70	65
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	57
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	57
LYB International Finance B.V.,
4.00%, 7/15/23	105	104
5.25%, 7/15/43	565	499
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	27
Mosaic (The) Co.,
5.45%, 11/15/33	250	244
4.88%, 11/15/41	100	85
RPM International, Inc.,
3.75%, 3/15/27	100	93
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	192
2.95%, 8/15/29	167	147
2.30%, 5/15/30	153	126
2.20%, 3/15/32	475	377
4.55%, 8/1/45	30	25
Westlake Corp.,
3.60%, 8/15/26	701	660
3.38%, 6/15/30	249	214
		5,467
Commercial Support Services – 0.0%
Republic Services, Inc.,
3.38%, 11/15/27	296	277
3.95%, 5/15/28	432	411
2.30%, 3/1/30	118	99
		787
Construction Materials – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	500	418
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Construction Materials – 0.1%continued
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	$500	$465
Owens Corning,
3.40%, 8/15/26	400	374
3.88%, 6/1/30	500	445
		1,702
Consumer Services – 0.1%
California Institute of Technology,
4.70%, 11/1/11 (2)	110	93
Duke University,
2.68%, 10/1/44	200	145
Emory University,
2.97%, 9/1/50	500	341
Johns Hopkins University,
4.08%, 7/1/53	100	83
Massachusetts Institute of Technology,
5.60%, 7/1/11 (2)	190	198
4.68%, 7/1/14 (3)	15	13
3.89%, 7/1/16 (4)	300	218
Northwestern University,
4.64%, 12/1/44	50	48
President and Fellows of Harvard College,
2.52%, 10/15/50	1,000	655
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (5)	100	86
University of Southern California,
2.81%, 10/1/50	500	337
		2,217
Containers & Packaging – 0.1%
International Paper Co.,
6.00%, 11/15/41	480	481
Packaging Corp. of America,
3.65%, 9/15/24	250	244
WestRock MWV LLC,
7.95%, 2/15/31	100	112
WRKCo, Inc.,
4.90%, 3/15/29	350	337
		1,174
Diversified Industrials – 0.3%
3M Co.,
3.25%, 2/14/24	191	188

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Diversified Industrials – 0.3%continued
2.00%, 2/14/25	$100	$95
2.25%, 9/19/26	165	152
3.05%, 4/15/30	2,000	1,758
Dover Corp.,
2.95%, 11/4/29	10	9
GE Capital Funding LLC,
4.55%, 5/15/32	40	38
Honeywell International, Inc.,
2.50%, 11/1/26	461	425
1.10%, 3/1/27	182	158
2.70%, 8/15/29	137	122
3.81%, 11/21/47	125	105
Illinois Tool Works, Inc.,
3.50%, 3/1/24	250	246
3.90%, 9/1/42	700	599
Parker-Hannifin Corp.,
3.30%, 11/21/24	500	483
3.25%, 6/14/29	500	448
4.20%, 11/21/34	200	181
4.45%, 11/21/44	500	429
		5,436
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
2.80%, 8/22/24	456	442
5.20%, 12/3/25	103	105
1.20%, 6/3/27	408	354
1.65%, 5/12/28	533	459
3.88%, 8/22/37	150	134
2.88%, 5/12/41	99	74
4.95%, 12/5/44	156	155
3.10%, 5/12/51	1,000	718
4.25%, 8/22/57	500	430
eBay, Inc.,
1.40%, 5/10/26	24	21
2.70%, 3/11/30	373	318
2.60%, 5/10/31	167	137
4.00%, 7/15/42	235	187
		3,534
Electric & Gas Marketing & Trading – 0.0%
Consolidated Edison Co. of New York, Inc.,
5.30%, 3/1/35	150	148
5.85%, 3/15/36	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric & Gas Marketing & Trading – 0.0%continued
6.75%, 4/1/38	$100	$110
5.50%, 12/1/39	85	83
3.95%, 3/1/43	120	97
4.45%, 3/15/44	100	86
3.85%, 6/15/46	100	78
Evergy Metro, Inc.,
5.30%, 10/1/41	50	48
Southern Power Co.,
5.25%, 7/15/43	60	54
		805
Electric Utilities – 1.7%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	159
3.65%, 4/1/50	500	384
Alabama Power Co.,
3.85%, 12/1/42	60	49
Ameren Illinois Co.,
3.25%, 3/1/25	500	484
Appalachian Power Co.,
7.00%, 4/1/38	75	84
Arizona Public Service Co.,
3.15%, 5/15/25	500	479
4.50%, 4/1/42	230	190
4.20%, 8/15/48	250	192
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	130	120
3.75%, 8/15/47	475	369
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	500	478
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	46
3.00%, 2/1/27	150	141
3.55%, 8/1/42	40	32
4.25%, 2/1/49	500	437
CMS Energy Corp.,
3.00%, 5/15/26	40	37
3.45%, 8/15/27	500	464
4.88%, 3/1/44	500	457
Commonwealth Edison Co.,
6.45%, 1/15/38	200	219
3.80%, 10/1/42	90	74
4.60%, 8/15/43	100	91

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 1.7%continued
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	$250	$209
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	419
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	279
5.10%, 6/1/65	50	46
Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	954
5.25%, 8/1/33	250	246
5.95%, 6/15/35	750	757
7.00%, 6/15/38	20	22
4.90%, 8/1/41	35	31
4.05%, 9/15/42	100	79
DTE Electric Co.,
4.05%, 5/15/48	500	418
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	114
6.10%, 6/1/37	150	156
4.25%, 12/15/41	210	182
3.75%, 6/1/45	350	273
Duke Energy Corp.,
3.75%, 4/15/24	100	98
2.65%, 9/1/26	1,249	1,156
3.40%, 6/15/29	751	675
3.75%, 9/1/46	120	90
Duke Energy Florida LLC,
6.35%, 9/15/37	340	366
3.40%, 10/1/46	290	210
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	510
6.35%, 8/15/38	25	27
6.45%, 4/1/39	225	243
4.90%, 7/15/43	1,000	920
Duke Energy Progress LLC,
4.10%, 3/15/43	200	168
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	100	80
Entergy Louisiana LLC,
5.40%, 11/1/24	150	151
3.05%, 6/1/31	950	814
Entergy Texas, Inc.,
4.50%, 3/30/39	250	220
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 1.7%continued
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	$275	$230
Eversource Energy,
3.15%, 1/15/25	100	96
1.65%, 8/15/30	165	129
Exelon Corp.,
5.63%, 6/15/35	75	76
4.70%, 4/15/50	100	88
Florida Power & Light Co.,
5.65%, 2/1/37	335	343
5.95%, 2/1/38	150	160
5.96%, 4/1/39	250	268
5.69%, 3/1/40	30	31
4.13%, 2/1/42	250	218
4.05%, 6/1/42	100	87
Georgia Power Co.,
4.30%, 3/15/42	60	52
4.30%, 3/15/43	100	84
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	208
ITC Holdings Corp.,
3.35%, 11/15/27	200	184
MidAmerican Energy Co.,
3.50%, 10/15/24	100	98
4.80%, 9/15/43	100	94
4.40%, 10/15/44	150	133
3.15%, 4/15/50	200	143
National Grid U.S.A.,
5.80%, 4/1/35	425	401
National Rural Utilities Cooperative Finance Corp.,
2.85%, 1/27/25	1,000	960
8.00%, 3/1/32	50	59
4.30%, 3/15/49	125	104
Nevada Power Co.,
6.65%, 4/1/36	100	109
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	1,561	1,288
2.44%, 1/15/32	439	356
Northern States Power Co.,
4.13%, 5/15/44	200	170
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	136

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 1.7%continued
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	$200	$160
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	176
Pacific Gas and Electric Co.,
4.55%, 7/1/30	1,909	1,736
5.90%, 6/15/32	1,091	1,069
4.50%, 7/1/40	500	393
PacifiCorp,
6.10%, 8/1/36	200	205
6.25%, 10/15/37	275	294
4.13%, 1/15/49	50	41
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	35
PG&E Recovery Funding LLC,
5.05%, 7/15/32	25	25
5.26%, 1/15/38	25	25
5.54%, 7/15/47	50	51
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	42	40
4.02%, 6/1/31	80	76
4.45%, 12/1/47	135	118
5.21%, 12/1/47	100	97
4.67%, 12/1/51	100	89
5.10%, 6/1/52	100	95
Potomac Electric Power Co.,
3.60%, 3/15/24	150	147
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	298
4.13%, 6/15/44	100	84
Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	479
3.95%, 5/1/42	50	42
3.65%, 9/1/42	30	24
Puget Energy, Inc.,
3.65%, 5/15/25	500	476
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	77
5.64%, 4/15/41	340	337
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	136
Sempra Energy,
3.25%, 6/15/27	150	139
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 1.7%continued
6.00%, 10/15/39	$250	$254
Southern (The) Co.,
3.70%, 4/30/30	900	815
4.40%, 7/1/46	1,000	839
Southern California Edison Co.,
6.65%, 4/1/29	300	310
6.00%, 1/15/34	100	104
5.35%, 7/15/35	586	569
5.55%, 1/15/37	275	270
5.95%, 2/1/38	710	720
6.05%, 3/15/39	50	51
5.50%, 3/15/40	150	145
3.90%, 3/15/43	150	116
4.13%, 3/1/48	90	72
Southwestern Electric Power Co.,
2.75%, 10/1/26	130	120
4.10%, 9/15/28	250	238
3.90%, 4/1/45	170	130
Tampa Electric Co.,
4.10%, 6/15/42	50	41
Union Electric Co.,
3.90%, 9/15/42	50	41
4.00%, 4/1/48	250	202
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	16
6.35%, 11/30/37	40	43
8.88%, 11/15/38	300	394
4.65%, 8/15/43	150	132
4.45%, 2/15/44	75	65
3.80%, 9/15/47	125	96
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	89
3.30%, 9/1/49	150	105
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	958
6.50%, 7/1/36	100	109
		35,212
Electrical Equipment – 0.1%
Carrier Global Corp.,
2.72%, 2/15/30	1,000	844
Fortive Corp.,
4.30%, 6/15/46	105	82

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electrical Equipment – 0.1%continued
Johnson Controls International PLC,
5.13%, 9/14/45	$35	$32
4.95%, 7/2/64	110	92
Otis Worldwide Corp.,
3.36%, 2/15/50	500	352
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	85
		1,487
Entertainment Content – 0.3%
Discovery Communications LLC,
4.90%, 3/11/26	45	44
4.13%, 5/15/29	467	406
5.30%, 5/15/49	145	110
Fox Corp.,
5.58%, 1/25/49	500	449
NBCUniversal Media LLC,
4.45%, 1/15/43	297	263
Paramount Global,
4.75%, 5/15/25	199	196
4.20%, 5/19/32	1,000	821
4.38%, 3/15/43	593	410
5.85%, 9/1/43	197	164
5.25%, 4/1/44	30	23
Walt Disney (The) Co.,
3.70%, 3/23/27	297	286
6.40%, 12/15/35	31	34
4.13%, 12/1/41	105	91
4.95%, 10/15/45	500	472
2.75%, 9/1/49	1,696	1,133
3.60%, 1/13/51	1,304	999
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (6)	1,000	825
		6,726
Food – 0.2%
Conagra Brands, Inc.,
1.38%, 11/1/27	85	71
7.00%, 10/1/28	200	214
4.85%, 11/1/28	100	97
5.30%, 11/1/38	500	476
General Mills, Inc.,
3.65%, 2/15/24	75	74
2.88%, 4/15/30	218	189
2.25%, 10/14/31	432	348
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Food – 0.2%continued
Hershey (The) Co.,
2.30%, 8/15/26	$365	$336
Ingredion, Inc.,
3.20%, 10/1/26	250	234
J.M. Smucker (The) Co.,
3.50%, 3/15/25	500	484
4.38%, 3/15/45	250	205
Kraft Heinz Foods Co.,
4.88%, 10/1/49	1,000	871
		3,599
Forestry, Paper & Wood Products – 0.1%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	515
7.75%, 11/15/29	500	569
		1,084
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
3.40%, 3/1/25	35	34
2.95%, 9/1/27	1,000	924
6.59%, 10/15/37	105	117
4.30%, 12/1/42	75	65
4.30%, 9/1/45	520	443
3.45%, 5/1/50	12	9
3.25%, 6/1/51	58	41
Atmos Energy Corp.,
4.15%, 1/15/43	250	212
4.13%, 10/15/44	75	62
CenterPoint Energy Resources Corp.,
5.85%, 1/15/41	50	50
NiSource, Inc.,
5.95%, 6/15/41	77	78
5.25%, 2/15/43	100	95
4.80%, 2/15/44	580	515
5.65%, 2/1/45	200	196
Southern California Gas Co.,
3.75%, 9/15/42	250	197
4.30%, 1/15/49	125	104
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	600	599
4.40%, 5/30/47	250	201
Southwest Gas Corp.,
3.80%, 9/29/46	250	173
		4,115

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Health Care Facilities & Services – 1.0%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	$265	$178
Aetna, Inc.,
6.63%, 6/15/36	40	43
6.75%, 12/15/37	150	162
4.50%, 5/15/42	100	87
3.88%, 8/15/47	143	111
AHS Hospital Corp.,
5.02%, 7/1/45	100	97
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	130
4.25%, 3/1/45	60	49
4.30%, 12/15/47	500	418
Ascension Health,
2.53%, 11/15/29	750	645
Cardinal Health, Inc.,
3.75%, 9/15/25	250	242
4.50%, 11/15/44	710	569
Cigna Corp.,
2.38%, 3/15/31	845	694
4.80%, 7/15/46	580	524
4.90%, 12/15/48	348	316
3.40%, 3/15/50	362	259
CommonSpirit Health,
3.82%, 10/1/49	1,000	750
CVS Health Corp.,
1.30%, 8/21/27	74	63
4.30%, 3/25/28	199	193
3.25%, 8/15/29	1,391	1,248
3.75%, 4/1/30	318	290
2.13%, 9/15/31	68	54
4.78%, 3/25/38	130	119
4.13%, 4/1/40	40	33
5.30%, 12/5/43	750	704
5.13%, 7/20/45	686	622
5.05%, 3/25/48	319	288
Dignity Health,
5.27%, 11/1/64	200	174
Elevance Health, Inc.,
2.38%, 1/15/25	492	467
3.65%, 12/1/27	563	532
4.10%, 3/1/28	245	235
6.38%, 6/15/37	500	537
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Health Care Facilities & Services – 1.0%continued
4.63%, 5/15/42	$525	$480
3.60%, 3/15/51	300	226
HCA, Inc.,
4.50%, 2/15/27	1,426	1,376
5.63%, 9/1/28	236	235
2.38%, 7/15/31	368	287
5.50%, 6/15/47	330	294
5.25%, 6/15/49	170	146
Humana, Inc.,
3.13%, 8/15/29	85	75
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	364
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	259
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	84
NYU Langone Hospitals,
4.37%, 7/1/47	500	417
Quest Diagnostics, Inc.,
3.45%, 6/1/26	56	53
4.20%, 6/30/29	59	56
Sutter Health,
4.09%, 8/15/48	500	407
UnitedHealth Group, Inc.,
3.50%, 2/15/24	40	39
3.75%, 7/15/25	188	184
3.45%, 1/15/27	300	286
3.70%, 5/15/27	55	53
3.88%, 12/15/28	218	208
4.00%, 5/15/29	600	573
2.88%, 8/15/29	538	481
2.00%, 5/15/30	216	179
2.30%, 5/15/31	200	167
5.80%, 3/15/36	250	265
6.63%, 11/15/37	640	727
6.88%, 2/15/38	170	200
4.38%, 3/15/42	219	197
4.75%, 7/15/45	281	266
3.13%, 5/15/60	1,000	684
		20,101

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Home & Office Products – 0.1%
Leggett & Platt, Inc.,
3.50%, 11/15/27	$818	$750
Whirlpool Corp.,
3.70%, 5/1/25	250	243
4.50%, 6/1/46	60	47
		1,040
Home Construction – 0.0%
D.R. Horton, Inc.,
2.60%, 10/15/25	510	476
Household Products – 0.1%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	79
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	107
4.38%, 6/15/45	150	134
4.15%, 3/15/47	70	60
Kimberly-Clark Corp.,
6.63%, 8/1/37	350	403
3.20%, 7/30/46	125	90
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	726
1.20%, 10/29/30	706	556
		2,155
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	300	275
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	285	265
3.25%, 5/16/27	500	470
(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (1)	1,000	937
Citigroup Global Markets Holdings, Inc.,
0.75%, 6/7/24	60	56
CME Group, Inc.,
3.75%, 6/15/28	300	289
5.30%, 9/15/43	45	47
Goldman Sachs Group (The), Inc.,
3.75%, 5/22/25	1,956	1,893
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (1)	123	119
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (1)	$245	$222
3.75%, 2/25/26	1,747	1,682
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (1)	46	41
5.95%, 1/15/27	613	630
3.85%, 1/26/27	238	227
(Variable, U.S. SOFR + 0.80%), 1.43%, 3/9/27 (1)	348	305
(Variable, U.S. SOFR + 1.51%), 4.39%, 6/15/27 (1)	299	289
(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (1)	108	93
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (1)	445	390
(Variable, U.S. SOFR + 1.11%), 2.64%, 2/24/28 (1)	1,013	903
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (1)	579	538
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 4/23/29 (1)	70	64
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (1)	2,000	1,526
6.25%, 2/1/41	300	315
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (1)	1,000	725
4.80%, 7/8/44	350	311
Invesco Finance PLC,
4.00%, 1/30/24	100	98
3.75%, 1/15/26	1,000	959
Morgan Stanley,
3.88%, 4/29/24	164	161
(Variable, U.S. SOFR + 0.53%), 0.79%, 5/30/25 (1)	106	99
4.00%, 7/23/25	1,925	1,882
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (1)	89	82
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (1)	167	155
6.25%, 8/9/26	100	105
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26 (1)	57	50
3.63%, 1/20/27	27	25
3.95%, 4/23/27	1,190	1,126
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (1)	980	861

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 0.86%), 1.51%, 7/20/27 (1)	$164	$142
(Variable, U.S. SOFR + 1.00%), 2.48%, 1/21/28 (1)	590	525
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (1)	760	700
(Variable, U.S. SOFR + 3.12%), 3.62%, 4/1/31 (1)	65	57
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (1)	66	50
6.38%, 7/24/42	300	324
4.30%, 1/27/45	1,095	936
4.38%, 1/22/47	1,000	854
State Street Corp.,
3.30%, 12/16/24	227	222
3.55%, 8/18/25	103	100
(Variable, U.S. SOFR + 0.94%), 2.35%, 11/1/25 (1)	65	62
		21,912
Insurance – 0.8%
Aflac, Inc.,
3.60%, 4/1/30	1,000	907
Allstate (The) Corp.,
4.50%, 6/15/43	45	40
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (1)	225	219
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.80%, 7/10/45	6	5
4.38%, 6/30/50	1,000	849
Aon Global Ltd.,
3.50%, 6/14/24	500	488
Arch Capital Group Ltd.,
3.64%, 6/30/50	500	348
Assurant, Inc.,
4.90%, 3/27/28	215	206
Berkshire Hathaway Finance Corp.,
1.45%, 10/15/30	522	416
2.88%, 3/15/32	178	154
5.75%, 1/15/40	255	278
4.40%, 5/15/42	100	92
4.30%, 5/15/43	440	397
Berkshire Hathaway, Inc.,
3.13%, 3/15/26	745	715
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Insurance – 0.8%continued
Chubb (The) Corp.,
6.00%, 5/11/37	$50	$53
6.50%, 5/15/38	85	95
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	285
3.35%, 5/3/26	1,000	958
6.70%, 5/15/36	50	56
4.15%, 3/13/43	100	85
Equitable Holdings, Inc.,
5.00%, 4/20/48	500	441
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	196
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	285
Lincoln National Corp.,
3.63%, 12/12/26	148	139
3.80%, 3/1/28	117	108
6.30%, 10/9/37	100	98
Loews Corp.,
4.13%, 5/15/43	75	61
Marsh & McLennan Cos., Inc.,
3.50%, 6/3/24	75	73
3.50%, 3/10/25	385	374
3.75%, 3/14/26	75	73
2.25%, 11/15/30	255	209
5.88%, 8/1/33	100	106
MetLife, Inc.,
3.00%, 3/1/25	830	798
6.38%, 6/15/34	485	540
6.40%, 12/15/36	150	145
4.13%, 8/13/42	460	392
4.72%, 12/15/44	370	340
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	34
Progressive (The) Corp.,
2.45%, 1/15/27	250	229
4.20%, 3/15/48	500	422
Prudential Financial, Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (1)	275	261
3.91%, 12/7/47	344	276
3.94%, 12/7/49	335	263

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Insurance – 0.8%continued
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	$70	$87
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	407
5.35%, 11/1/40	10	10
4.00%, 5/30/47	1,015	827
3.05%, 6/8/51	80	55
Voya Financial, Inc.,
4.80%, 6/15/46	500	406
Willis North America, Inc.,
2.95%, 9/15/29	2,000	1,686
		15,995
Internet Media & Services – 0.0%
Alphabet, Inc.,
2.05%, 8/15/50	75	44
2.25%, 8/15/60	1,000	569
		613
Leisure Facilities & Services – 0.1%
Marriott International, Inc.,
3.13%, 6/15/26	130	122
McDonald's Corp.,
3.63%, 5/1/43	209	164
4.88%, 12/9/45	542	505
4.45%, 3/1/47	350	305
4.45%, 9/1/48	112	98
4.20%, 4/1/50	288	241
Starbucks Corp.,
3.50%, 11/15/50	1,000	720
		2,155
Leisure Products – 0.0%
Hasbro, Inc.,
3.90%, 11/19/29	110	98
6.35%, 3/15/40	250	246
		344
Machinery – 0.2%
Caterpillar Financial Services Corp.,
1.45%, 5/15/25	115	107
0.90%, 3/2/26	95	85
1.70%, 1/8/27	186	168
Caterpillar, Inc.,
3.40%, 5/15/24	790	775
3.80%, 8/15/42	185	158
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Machinery – 0.2%continued
4.30%, 5/15/44	$235	$213
3.25%, 9/19/49	220	167
Deere & Co.,
5.38%, 10/16/29	99	103
2.88%, 9/7/49	667	479
3.75%, 4/15/50	833	709
Eaton Corp.,
3.10%, 9/15/27	250	233
John Deere Capital Corp.,
4.15%, 9/15/27	118	116
3.05%, 1/6/28	132	123
2.00%, 6/17/31	151	122
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	148
Trane Technologies Luxembourg Finance S.A.,
3.50%, 3/21/26	250	236
4.65%, 11/1/44	35	30
		3,972
Medical Equipment & Devices – 0.4%
Abbott Laboratories,
2.95%, 3/15/25	1,000	966
1.15%, 1/30/28	565	481
4.75%, 11/30/36	353	351
6.15%, 11/30/37	202	227
4.75%, 4/15/43	650	626
Baxter International, Inc.,
3.50%, 8/15/46	350	250
Becton Dickinson and Co.,
4.69%, 12/15/44	210	188
Boston Scientific Corp.,
7.38%, 1/15/40	540	629
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	2,000	1,754
Medtronic, Inc.,
4.63%, 3/15/45	406	381
Stryker Corp.,
3.50%, 3/15/26	1,000	961
3.65%, 3/7/28	152	145
1.95%, 6/15/30	98	80
4.10%, 4/1/43	50	41
4.38%, 5/15/44	200	172

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Medical Equipment & Devices – 0.4%continued
Thermo Fisher Scientific, Inc.,
1.75%, 10/15/28	$38	$32
		7,284
Metals & Mining – 0.0%
Newmont Corp.,
5.88%, 4/1/35	100	102
4.88%, 3/15/42	150	137
		239
Oil & Gas Producers – 1.5%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,572
BP Capital Markets America, Inc.,
3.80%, 9/21/25	460	452
3.12%, 5/4/26	397	377
3.02%, 1/16/27	712	664
3.54%, 4/6/27	300	285
4.23%, 11/6/28	428	415
3.63%, 4/6/30	142	131
2.72%, 1/12/32	110	92
3.38%, 2/8/61	500	345
Chevron Corp.,
2.90%, 3/3/24	29	28
3.33%, 11/17/25	140	136
2.95%, 5/16/26	1,465	1,392
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	27
ConocoPhillips Co.,
3.76%, 3/15/42	100	84
4.03%, 3/15/62	405	322
Coterra Energy, Inc.,
4.38%, 3/15/29	200	189
Devon Energy Corp.,
5.85%, 12/15/25	660	672
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	55
5.50%, 9/15/40	141	132
Energy Transfer L.P.,
5.95%, 12/1/25	175	178
3.90%, 7/15/26	98	93
4.40%, 3/15/27	90	86
4.20%, 4/15/27	560	529
5.50%, 6/1/27	266	264
4.95%, 6/15/28	27	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Oil & Gas Producers – 1.5%continued
5.25%, 4/15/29	$212	$206
4.15%, 9/15/29	183	166
7.50%, 7/1/38	310	331
4.95%, 1/15/43	691	558
5.15%, 2/1/43	309	257
5.30%, 4/1/44	15	13
5.35%, 5/15/45	80	68
Enterprise Products Operating LLC,
3.90%, 2/15/24	591	582
3.95%, 2/15/27	729	700
3.13%, 7/31/29	538	475
2.80%, 1/31/30	472	403
6.88%, 3/1/33	50	55
7.55%, 4/15/38	515	577
5.95%, 2/1/41	40	40
4.20%, 1/31/50	1,000	792
EOG Resources, Inc.,
3.15%, 4/1/25	145	140
Exxon Mobil Corp.,
2.44%, 8/16/29	580	508
3.48%, 3/19/30	125	117
2.61%, 10/15/30	260	228
3.00%, 8/16/39	200	154
4.33%, 3/19/50	500	441
Hess Corp.,
7.13%, 3/15/33	690	746
HF Sinclair Corp.,
4.50%, 10/1/30	250	220
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	170	168
7.30%, 8/15/33	175	190
6.55%, 9/15/40	205	206
7.50%, 11/15/40	305	334
6.38%, 3/1/41	35	35
5.63%, 9/1/41	310	286
5.40%, 9/1/44	250	226
Magellan Midstream Partners L.P.,
5.00%, 3/1/26	500	497
5.15%, 10/15/43	20	18
Marathon Oil Corp.,
6.80%, 3/15/32	175	181
Marathon Petroleum Corp.,
3.63%, 9/15/24	88	86

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Oil & Gas Producers – 1.5%continued
4.70%, 5/1/25	$217	$214
5.13%, 12/15/26	172	171
3.80%, 4/1/28	38	35
6.50%, 3/1/41	466	482
MPLX L.P.,
2.65%, 8/15/30	355	290
5.20%, 12/1/47	407	348
4.70%, 4/15/48	593	471
ONEOK Partners L.P.,
4.90%, 3/15/25	40	39
6.65%, 10/1/36	80	80
ONEOK, Inc.,
4.55%, 7/15/28	23	22
4.35%, 3/15/29	12	11
7.15%, 1/15/51	1,000	1,021
Phillips 66,
4.65%, 11/15/34	395	370
5.88%, 5/1/42	140	144
4.88%, 11/15/44	165	152
Phillips 66 Co.,
3.61%, 2/15/25 (6)	76	74
3.55%, 10/1/26 (6)	470	441
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	139	134
3.55%, 12/15/29	1,054	916
3.80%, 9/15/30	137	119
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	341
5.00%, 3/15/27	268	263
4.50%, 5/15/30	787	731
Southern Union Co.,
8.25%, 11/15/29	25	28
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	336
5.95%, 9/25/43	89	87
4.50%, 3/15/45	110	91
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	408	432
7.00%, 10/15/28	545	583
7.63%, 4/1/37	5	5
Valero Energy Corp.,
7.50%, 4/15/32	765	862
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Oil & Gas Producers – 1.5%continued
Williams (The) Cos., Inc.,
4.55%, 6/24/24	$1,452	$1,437
3.75%, 6/15/27	548	517
5.80%, 11/15/43	200	191
		29,988
Oil & Gas Services & Equipment – 0.0%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	92
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	110	86
Halliburton Co.,
3.80%, 11/15/25	49	48
4.85%, 11/15/35	275	256
7.45%, 9/15/39	160	181
4.75%, 8/1/43	15	13
		676
Real Estate Investment Trusts – 0.8%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	2,000	1,705
American Tower Corp.,
3.38%, 10/15/26	26	24
3.13%, 1/15/27	128	117
3.60%, 1/15/28	79	73
1.50%, 1/31/28	39	32
3.95%, 3/15/29	134	124
3.80%, 8/15/29	1,519	1,382
AvalonBay Communities, Inc.,
3.90%, 10/15/46	500	386
Boston Properties L.P.,
3.80%, 2/1/24	598	587
2.75%, 10/1/26	30	27
4.50%, 12/1/28	312	290
2.90%, 3/15/30	126	103
Brandywine Operating Partnership L.P.,
4.55%, 10/1/29	235	197
Crown Castle, Inc.,
3.30%, 7/1/30	1,000	876
5.20%, 2/15/49	500	453
CubeSmart L.P.,
3.13%, 9/1/26	250	230
Digital Realty Trust L.P.,
3.60%, 7/1/29	500	448

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Real Estate Investment Trusts – 0.8%continued
Equinix, Inc.,
2.15%, 7/15/30	$2,000	$1,595
ERP Operating L.P.,
3.50%, 3/1/28	1,000	924
4.50%, 6/1/45	55	47
Essex Portfolio L.P.,
3.88%, 5/1/24	200	196
4.00%, 3/1/29	146	133
3.00%, 1/15/30	154	131
Healthpeak Properties, Inc.,
3.40%, 2/1/25	13	13
3.25%, 7/15/26	353	334
3.50%, 7/15/29	277	247
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	97	93
3.50%, 9/15/30	118	98
Kilroy Realty L.P.,
4.38%, 10/1/25	88	85
4.75%, 12/15/28	112	102
KRC Interim Corp.,
4.25%, 4/1/45	759	581
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	98
National Retail Properties, Inc.,
3.10%, 4/15/50	500	309
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	98
Prologis L.P.,
1.75%, 7/1/30	500	395
Realty Income Corp.,
3.00%, 1/15/27	56	52
3.40%, 1/15/28	61	56
3.10%, 12/15/29	123	107
Simon Property Group L.P.,
3.30%, 1/15/26	106	101
2.45%, 9/13/29	1,001	837
2.65%, 7/15/30	585	488
2.20%, 2/1/31	183	145
2.25%, 1/15/32	735	574
6.75%, 2/1/40	542	588
4.25%, 10/1/44	148	118
Ventas Realty L.P.,
3.75%, 5/1/24	60	59
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Real Estate Investment Trusts – 0.8%continued
3.50%, 2/1/25	$150	$144
5.70%, 9/30/43	100	92
Welltower, Inc.,
2.05%, 1/15/29	442	360
4.13%, 3/15/29	260	239
3.10%, 1/15/30	218	184
		16,677
Retail - Consumer Staples – 0.3%
Costco Wholesale Corp.,
2.75%, 5/18/24	750	731
Kroger (The) Co.,
2.65%, 10/15/26	1,135	1,043
7.50%, 4/1/31	200	227
6.90%, 4/15/38	100	110
5.40%, 7/15/40	400	384
Target Corp.,
2.25%, 4/15/25	1,000	949
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	68	65
3.20%, 4/15/30	64	55
Walmart, Inc.,
3.30%, 4/22/24	374	366
3.70%, 6/26/28	251	243
2.38%, 9/24/29	147	129
1.80%, 9/22/31	2,000	1,634
		5,936
Retail - Discretionary – 0.3%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	175	147
AutoZone, Inc.,
3.75%, 4/18/29	121	112
4.00%, 4/15/30	129	120
Home Depot (The), Inc.,
2.95%, 6/15/29	633	574
2.70%, 4/15/30	66	58
1.88%, 9/15/31	71	57
5.40%, 9/15/40	680	701
5.95%, 4/1/41	405	442
4.88%, 2/15/44	405	390
3.13%, 12/15/49	512	365
3.63%, 4/15/52	643	500
Lowe's Cos., Inc.,
3.13%, 9/15/24	359	348

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Retail - Discretionary – 0.3%continued
3.35%, 4/1/27	$115	$108
3.65%, 4/5/29	76	70
4.50%, 4/15/30	1,000	961
4.05%, 5/3/47	94	74
3.00%, 10/15/50	906	580
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	1,000	933
TJX (The) Cos., Inc.,
2.25%, 9/15/26	31	28
1.15%, 5/15/28	74	62
		6,630
Semiconductors – 0.5%
Applied Materials, Inc.,
3.90%, 10/1/25	500	489
1.75%, 6/1/30	500	409
5.85%, 6/15/41	100	109
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,203	1,138
Broadcom, Inc.,
2.45%, 2/15/31 (6)	1,024	809
4.93%, 5/15/37	200	175
Intel Corp.,
3.70%, 7/29/25	98	96
3.75%, 8/5/27	94	91
1.60%, 8/12/28	623	530
2.00%, 8/12/31	50	40
4.80%, 10/1/41	80	74
3.73%, 12/8/47	741	560
3.25%, 11/15/49	438	299
4.75%, 3/25/50	399	347
3.10%, 2/15/60	356	222
3.20%, 8/12/61	119	75
KLA Corp.,
4.65%, 11/1/24	87	87
Lam Research Corp.,
1.90%, 6/15/30	1,000	817
NVIDIA Corp.,
3.50%, 4/1/50	1,000	757
QUALCOMM, Inc.,
3.25%, 5/20/27	539	512
2.15%, 5/20/30	181	153
4.80%, 5/20/45	795	751
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Semiconductors – 0.5%continued
Texas Instruments, Inc.,
2.25%, 9/4/29	$1,000	$867
		9,407
Software – 0.7%
Adobe, Inc.,
1.90%, 2/1/25	96	91
2.15%, 2/1/27	419	382
Autodesk, Inc.,
3.50%, 6/15/27	135	127
Microsoft Corp.,
2.88%, 2/6/24	645	633
2.70%, 2/12/25	22	21
3.30%, 2/6/27	1,525	1,471
2.53%, 6/1/50	1,016	677
2.92%, 3/17/52	674	481
2.68%, 6/1/60	723	463
3.04%, 3/17/62	1,178	823
Oracle Corp.,
2.50%, 4/1/25	130	123
2.95%, 5/15/25	135	128
2.65%, 7/15/26	2,178	2,004
2.80%, 4/1/27	7	6
3.25%, 11/15/27	99	91
2.30%, 3/25/28	1,124	975
2.95%, 4/1/30	6	5
2.88%, 3/25/31	909	756
3.90%, 5/15/35	336	282
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	546
3.60%, 4/1/50	1,000	678
4.38%, 5/15/55	25	19
3.85%, 4/1/60	1,000	670
Roper Technologies, Inc.,
1.00%, 9/15/25	2,000	1,794
3.85%, 12/15/25	220	214
3.80%, 12/15/26	235	225
		13,689
Specialty Finance – 0.5%
Air Lease Corp.,
4.25%, 9/15/24	131	128
2.88%, 1/15/26	101	94
1.88%, 8/15/26	78	68
3.63%, 12/1/27	163	147

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Specialty Finance – 0.5%continued
2.10%, 9/1/28	$131	$107
4.63%, 10/1/28	651	610
3.25%, 10/1/29	500	427
Ally Financial, Inc.,
5.80%, 5/1/25	2,000	1,991
American Express Co.,
3.00%, 10/30/24	220	213
3.63%, 12/5/24	1,125	1,096
3.13%, 5/20/26	656	618
1.65%, 11/4/26	84	74
4.05%, 5/3/29	72	69
Capital One Financial Corp.,
3.90%, 1/29/24	273	270
3.75%, 4/24/24	856	840
3.30%, 10/30/24	777	750
3.75%, 7/28/26	150	141
3.75%, 3/9/27	250	237
3.65%, 5/11/27	144	136
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (1)	355	309
Discover Financial Services,
4.50%, 1/30/26	500	483
GATX Corp.,
3.50%, 3/15/28	500	449
5.20%, 3/15/44	35	30
Synchrony Financial,
3.95%, 12/1/27	912	815
		10,102
Steel – 0.1%
Nucor Corp.,
2.98%, 12/15/55	1,275	796
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	441
		1,237
Technology Hardware – 0.7%
Apple, Inc.,
3.00%, 2/9/24	217	213
2.85%, 5/11/24	1,570	1,529
2.75%, 1/13/25	828	798
2.50%, 2/9/25	55	53
1.13%, 5/11/25	107	99
2.45%, 8/4/26	225	209
2.05%, 9/11/26	308	281
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Technology Hardware – 0.7%continued
3.35%, 2/9/27	$645	$618
3.20%, 5/11/27	201	191
2.90%, 9/12/27	993	927
1.20%, 2/8/28	888	754
3.25%, 8/8/29	37	34
2.20%, 9/11/29	188	163
1.65%, 5/11/30	1,038	853
1.25%, 8/20/30	632	499
1.70%, 8/5/31	38	30
3.85%, 5/4/43	305	266
4.45%, 5/6/44	15	14
3.45%, 2/9/45	25	20
4.38%, 5/13/45	160	148
4.65%, 2/23/46	206	195
3.85%, 8/4/46	20	17
4.25%, 2/9/47	11	10
3.75%, 9/12/47	8	7
3.75%, 11/13/47	25	21
2.95%, 9/11/49	700	500
2.65%, 5/11/50	200	133
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	227
Cisco Systems, Inc.,
2.95%, 2/28/26	375	358
5.90%, 2/15/39	600	647
5.50%, 1/15/40	90	94
Corning, Inc.,
5.75%, 8/15/40	170	170
5.35%, 11/15/48	500	463
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	1,000	1,022
4.90%, 10/1/26	31	31
5.30%, 10/1/29	271	266
8.35%, 7/15/46	223	255
Dell, Inc.,
7.10%, 4/15/28	1,000	1,076
Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	160	144
6.35%, 10/15/45	200	200
HP, Inc.,
6.00%, 9/15/41	275	265
Juniper Networks, Inc.,
5.95%, 3/15/41	100	94

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Technology Hardware – 0.7%continued
NetApp, Inc.,
3.30%, 9/29/24	$160	$155
		14,049
Technology Services – 0.6%
Equifax, Inc.,
2.35%, 9/15/31	980	763
Fiserv, Inc.,
3.85%, 6/1/25	45	44
3.50%, 7/1/29	1,865	1,683
International Business Machines Corp.,
3.63%, 2/12/24	16	15
3.00%, 5/15/24	1,203	1,170
7.00%, 10/30/25	197	208
3.45%, 2/19/26	196	188
1.70%, 5/15/27	401	353
6.50%, 1/15/28	226	242
3.50%, 5/15/29	470	432
1.95%, 5/15/30	797	650
4.00%, 6/20/42	320	267
4.25%, 5/15/49	500	418
Mastercard, Inc.,
3.35%, 3/26/30	2,000	1,839
3.80%, 11/21/46	500	421
Moody's Corp.,
4.88%, 2/15/24	250	249
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,500	1,310
Visa, Inc.,
3.15%, 12/14/25	1,250	1,205
4.15%, 12/14/35	100	95
3.65%, 9/15/47	125	103
		11,655
Telecommunications – 0.6%
AT&T, Inc.,
1.65%, 2/1/28	331	280
2.75%, 6/1/31	359	299
2.25%, 2/1/32	587	462
4.50%, 5/15/35	859	782
4.35%, 6/15/45	52	42
4.75%, 5/15/46	68	58
4.50%, 3/9/48	574	469
3.65%, 6/1/51	691	490
3.80%, 12/1/57	200	139
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Telecommunications – 0.6%continued
3.85%, 6/1/60	$148	$103
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	1,066	1,036
3.88%, 4/15/30	1,258	1,143
4.50%, 4/15/50	2,000	1,647
Verizon Communications, Inc.,
4.13%, 3/16/27	66	64
3.00%, 3/22/27	210	195
4.33%, 9/21/28	1,187	1,143
4.02%, 12/3/29	909	853
3.15%, 3/22/30	1,352	1,196
1.68%, 10/30/30	818	640
1.75%, 1/20/31	227	177
2.36%, 3/15/32	395	314
3.55%, 3/22/51	1,000	715
3.70%, 3/22/61	1,000	704
		12,951
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
3.40%, 5/6/30	304	260
2.45%, 2/4/32	441	334
4.25%, 8/9/42	295	220
4.50%, 5/2/43	410	310
5.95%, 2/14/49	517	461
3.70%, 2/4/51	85	54
Philip Morris International, Inc.,
3.38%, 8/11/25	69	66
1.75%, 11/1/30	181	142
3.88%, 8/21/42	314	240
4.13%, 3/4/43	591	470
4.88%, 11/15/43	100	88
		2,645
Transportation & Logistics – 0.5%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	349
3.40%, 9/1/24	80	78
3.65%, 9/1/25	200	194
3.25%, 6/15/27	325	308
6.20%, 8/15/36	455	496
5.15%, 9/1/43	280	275
CSX Corp.,
3.35%, 11/1/25	25	24
2.60%, 11/1/26	25	23

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Transportation & Logistics – 0.5%continued
2.40%, 2/15/30	$770	$654
6.00%, 10/1/36	100	105
6.15%, 5/1/37	190	204
6.22%, 4/30/40	365	397
5.50%, 4/15/41	50	50
3.35%, 9/15/49	1,000	725
FedEx Corp.,
3.40%, 2/15/28	276	255
3.10%, 8/5/29	180	159
4.25%, 5/15/30	95	90
2.40%, 5/15/31	229	186
3.90%, 2/1/35	100	85
4.10%, 4/15/43	50	39
4.10%, 2/1/45	1,050	818
Norfolk Southern Corp.,
3.80%, 8/1/28	100	95
3.95%, 10/1/42	20	17
4.45%, 6/15/45	275	239
3.94%, 11/1/47	524	423
3.16%, 5/15/55	137	91
Ryder System, Inc.,
3.35%, 9/1/25	500	475
Union Pacific Corp.,
3.65%, 2/15/24	524	516
3.25%, 8/15/25	15	14
3.00%, 4/15/27	15	14
2.40%, 2/5/30	300	257
3.25%, 2/5/50	1,500	1,091
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	1,546	1,371
United Parcel Service, Inc.,
5.20%, 4/1/40	30	30
3.63%, 10/1/42	105	88
3.75%, 11/15/47	180	148
4.25%, 3/15/49	73	65
3.40%, 9/1/49	290	226
5.30%, 4/1/50	377	391
		11,065
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30	$500	$393
4.88%, 10/1/43	90	86
		479
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	283
3.75%, 9/15/47	295	241
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	574
Sysco Corp.,
3.30%, 7/15/26	597	564
3.25%, 7/15/27	523	484
5.38%, 9/21/35	250	244
		2,390
Total Corporate Bonds
(Cost $476,697)		414,725

FOREIGN ISSUER BONDS – 7.2%
Advertising & Marketing – 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	145
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.27%, 3/10/25	2,000	1,894
2.53%, 3/10/27	1,000	915
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	216
		3,025
Banking – 1.9%
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (1)	200	186
3.31%, 6/27/29	1,400	1,222
Bank of Montreal,
3.30%, 2/5/24	114	112
4.25%, 9/14/24	26	26
2.65%, 3/8/27	2,000	1,829
Bank of Nova Scotia (The),
2.70%, 8/3/26	1,000	927

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Banking – 1.9%continued
Barclays PLC,
(Variable, ICE LIBOR USD 3M + 1.61%), 3.93%, 5/7/25 (1)	$550	$533
(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (1)	155	144
5.20%, 5/12/26	345	336
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (1)	528	457
4.34%, 1/10/28	161	150
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (1)	586	405
5.25%, 8/17/45	144	130
Cooperatieve Rabobank U.A.,
3.38%, 5/21/25	500	485
5.75%, 12/1/43	250	240
Credit Suisse A.G.,
3.63%, 9/9/24	384	358
1.25%, 8/7/26	366	297
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25 (1)	2,000	1,912
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 3/11/25 (1)	1,000	972
(Variable, U.S. SOFR + 0.71%), 0.98%, 5/24/25 (1)	225	208
(Variable, U.S. SOFR + 1.40%), 2.63%, 11/7/25 (1)	636	599
4.30%, 3/8/26	306	296
(Variable, U.S. SOFR + 1.43%), 3.00%, 3/10/26 (1)	54	51
(Variable, ICE LIBOR USD 3M + 1.35%), 4.29%, 9/12/26 (1)	909	871
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (1)	874	758
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 3/13/28 (1)	200	185
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (1)	446	373
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (1)	150	122
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (1)	200	153
6.50%, 9/15/37	300	289
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Banking – 1.9%continued
6.80%, 6/1/38	$150	$150
ING Groep N.V.,
(Variable, U.S. SOFR + 1.64%), 3.87%, 3/28/26 (1)	1,000	963
Lloyds Banking Group PLC,
4.58%, 12/10/25	2,095	2,025
4.34%, 1/9/48	500	367
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 2/25/25	1,566	1,467
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (1)	934	811
3.29%, 7/25/27	678	626
3.96%, 3/2/28	72	68
3.74%, 3/7/29	1,500	1,390
Mizuho Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 1.07%), 2.59%, 5/25/31 (1)	1,000	807
National Australia Bank Ltd.,
3.38%, 1/14/26	1,000	957
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (1)	250	244
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (1)	2,000	1,896
Royal Bank of Canada,
0.65%, 7/29/24	208	194
4.65%, 1/27/26	600	592
Santander UK PLC,
4.00%, 3/13/24	250	246
Sumitomo Mitsui Banking Corp.,
3.65%, 7/23/25	500	479
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24	2,000	1,919
3.54%, 1/17/28	1,250	1,155
2.13%, 7/8/30	1,000	793
Toronto-Dominion Bank (The),
3.25%, 3/11/24	448	438
1.95%, 1/12/27	2,052	1,831
Westpac Banking Corp.,
3.30%, 2/26/24	2,000	1,965
2.85%, 5/13/26	692	650
2.70%, 8/19/26	1,000	930

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Banking – 1.9%continued
3.35%, 3/8/27	$500	$471
1.95%, 11/20/28	308	262
		38,322
Beverages – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,980	1,815
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	643	636
3.50%, 6/1/30	2,357	2,152
8.00%, 11/15/39	310	383
4.95%, 1/15/42	190	179
Diageo Capital PLC,
3.88%, 4/29/43	175	144
		5,309
Biotechnology & Pharmaceuticals – 0.3%
Astrazeneca Finance LLC,
1.20%, 5/28/26	38	34
AstraZeneca PLC,
3.13%, 6/12/27	31	29
1.38%, 8/6/30	1,031	817
6.45%, 9/15/37	450	511
4.00%, 9/18/42	250	218
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	1,000	962
5.38%, 4/15/34	150	155
6.38%, 5/15/38	274	310
4.20%, 3/18/43	276	241
Novartis Capital Corp.,
3.40%, 5/6/24	24	23
1.75%, 2/14/25	51	48
2.00%, 2/14/27	70	64
3.10%, 5/17/27	121	115
2.20%, 8/14/30	1,524	1,300
3.70%, 9/21/42	36	31
4.40%, 5/6/44	214	199
Sanofi,
3.63%, 6/19/28	250	239
Takeda Pharmaceutical Co. Ltd.,
3.18%, 7/9/50	204	139
		5,435
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	$570	$588
Chemicals – 0.0%
Nutrien Ltd.,
4.00%, 12/15/26	180	173
4.13%, 3/15/35	23	20
5.88%, 12/1/36	27	27
5.63%, 12/1/40	250	243
		463
E-Commerce Discretionary – 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	161	148
2.13%, 2/9/31	174	139
4.40%, 12/6/57	1,000	770
		1,057
Electrical Equipment – 0.0%
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	57
Governmental Banks – 0.7%
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	935
Japan Bank for International Cooperation,
2.50%, 5/23/24	2,000	1,935
2.75%, 11/16/27	1,373	1,264
3.50%, 10/31/28	301	284
1.88%, 4/15/31	1,076	880
Kreditanstalt fuer Wiederaufbau,
2.63%, 2/28/24	1,000	976
1.38%, 8/5/24	3,000	2,849
0.38%, 7/18/25	1,500	1,358
2.88%, 4/3/28	1,215	1,144
0.00%, 4/18/36 (7)	500	290
Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	1,000	952
2.38%, 6/10/25	1,000	952
		13,819
Household Products – 0.0%
Unilever Capital Corp.,
2.00%, 7/28/26	674	615

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Household Products – 0.0%continued
2.90%, 5/5/27	$326	$304
5.90%, 11/15/32	125	135
		1,054
Institutional Financial Services – 0.2%
Brookfield Finance, Inc.,
4.35%, 4/15/30	2,000	1,823
Credit Suisse Group A.G.,
4.55%, 4/17/26	1,413	1,248
4.88%, 5/15/45	500	344
		3,415
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
3.38%, 3/3/31	250	206
XLIT Ltd.,
5.25%, 12/15/43	250	245
		451
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	240
5.00%, 3/15/42	100	88
		328
Metals & Mining – 0.1%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	505
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	310	271
5.00%, 9/30/43	290	283
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	108
5.75%, 6/1/35	100	102
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	141
4.13%, 8/21/42	300	260
Southern Copper Corp.,
3.88%, 4/23/25	100	96
7.50%, 7/27/35	300	348
6.75%, 4/16/40	90	100
		2,214
Oil & Gas Producers – 0.5%
BP Capital Markets PLC,
3.28%, 9/19/27	138	130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Oil & Gas Producers – 0.5%continued
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	$1,695	$1,600
7.20%, 1/15/32	15	16
6.45%, 6/30/33	135	138
6.75%, 2/1/39	200	208
Equinor ASA,
3.25%, 11/10/24	25	24
1.75%, 1/22/26	48	44
3.00%, 4/6/27	52	49
3.13%, 4/6/30	1,000	900
2.38%, 5/22/30	1,370	1,167
4.25%, 11/23/41	350	310
Shell International Finance B.V.,
2.88%, 5/10/26	27	26
2.50%, 9/12/26	1,131	1,050
3.88%, 11/13/28	15	15
2.38%, 11/7/29	287	249
4.13%, 5/11/35	100	93
3.63%, 8/21/42	430	348
4.55%, 8/12/43	60	54
4.38%, 5/11/45	390	343
3.75%, 9/12/46	230	183
3.13%, 11/7/49	290	205
Suncor Energy, Inc.,
7.15%, 2/1/32	200	216
5.95%, 12/1/34	50	50
6.80%, 5/15/38	130	136
TotalEnergies Capital International S.A.,
3.70%, 1/15/24	415	410
3.75%, 4/10/24	330	325
2.83%, 1/10/30	2,000	1,770
TransCanada PipeLines Ltd.,
4.75%, 5/15/38	100	90
6.10%, 6/1/40	375	379
		10,528
Regional – 0.3%
Province of British Columbia Canada,
7.25%, 9/1/36	175	214
Province of Ontario Canada,
3.20%, 5/16/24	3,374	3,300
2.50%, 4/27/26	260	244
2.00%, 10/2/29	180	156
1.13%, 10/7/30	626	493

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Regional – 0.3%continued
2.13%, 1/21/32	$60	$50
Province of Quebec Canada,
7.13%, 2/9/24	100	102
2.50%, 4/9/24	91	88
2.88%, 10/16/24	250	242
7.50%, 9/15/29	375	442
		5,331
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	116
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	2,000	1,733
Sovereign Government – 0.9%
Chile Government International Bond,
3.13%, 1/21/26	500	474
3.50%, 1/25/50	210	151
3.10%, 1/22/61	500	310
Indonesia Government International Bond,
3.50%, 1/11/28	500	475
5.35%, 2/11/49	1,000	970
Israel Government International Bond,
4.50%, 1/30/43	200	186
3.88%, 7/3/50	1,500	1,262
Korea International Bond,
2.75%, 1/19/27	200	186
3.50%, 9/20/28	500	477
Mexico Government International Bond,
3.25%, 4/16/30	742	646
4.88%, 5/19/33	258	237
3.50%, 2/12/34 (8)	—	—
4.75%, 3/8/44	1,000	806
5.55%, 1/21/45	500	448
4.60%, 1/23/46	500	388
4.35%, 1/15/47	500	373
Panama Government International Bond,
3.75%, 3/16/25	300	290
3.88%, 3/17/28	565	531
3.16%, 1/23/30	33	28
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Sovereign Government – 0.9%continued
2.25%, 9/29/32	$102	$76
4.50%, 5/15/47	250	192
4.50%, 4/1/56	1,000	728
Peruvian Government International Bond,
7.35%, 7/21/25	500	523
6.55%, 3/14/37	500	525
5.63%, 11/18/50	600	593
Philippine Government International Bond,
4.20%, 1/21/24	1,000	989
10.63%, 3/16/25	500	564
5.50%, 3/30/26	200	205
7.75%, 1/14/31	500	593
6.38%, 10/23/34	500	553
5.00%, 1/13/37	500	484
3.70%, 2/2/42	500	406
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	1,656
5.38%, 6/15/33	175	170
Republic of Poland Government International Bond,
4.00%, 1/22/24	150	148
Uruguay Government International Bond,
7.63%, 3/21/36	250	315
4.13%, 11/20/45	400	368
5.10%, 6/18/50	750	735
		18,061
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	83	79
6.50%, 7/15/25	183	185
3.88%, 1/23/28	123	111
3.30%, 1/30/32	1,000	785
		1,160
Supranationals – 1.2%
Asian Development Bank,
2.50%, 11/2/27	500	464
1.88%, 1/24/30	500	431

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Supranationals – 1.2%continued
Asian Infrastructure Investment Bank (The),
0.50%, 5/28/25	$2,000	$1,818
European Investment Bank,
3.25%, 1/29/24	250	246
2.63%, 3/15/24	2,000	1,949
2.25%, 6/24/24	2,000	1,932
2.50%, 10/15/24	1,000	965
2.13%, 4/13/26	1,500	1,401
4.88%, 2/15/36	200	214
Inter-American Development Bank,
3.00%, 2/21/24	150	147
2.13%, 1/15/25	500	477
2.00%, 6/2/26	803	745
1.13%, 7/20/28	197	168
3.13%, 9/18/28	1,000	948
3.88%, 10/28/41	200	186
International Bank for Reconstruction & Development,
2.50%, 11/25/24	600	578
2.13%, 3/3/25	700	667
0.63%, 4/22/25	3,000	2,754
0.38%, 7/28/25	5,000	4,522
2.50%, 7/29/25	500	478
0.50%, 10/28/25	3,000	2,698
4.75%, 2/15/35	25	26
Nordic Investment Bank,
2.25%, 5/21/24	1,000	966
		24,780
Technology Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	143
5.65%, 11/23/43	285	263
		406
Telecommunications – 0.3%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	526
Bell Telephone Co. of Canada or Bell Canada (The),
4.46%, 4/1/48	500	429
British Telecommunications PLC,
9.63%, 12/15/30	100	120
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Telecommunications – 0.3%continued
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	$400	$473
Orange S.A.,
9.00%, 3/1/31	610	748
Rogers Communications, Inc.,
3.63%, 12/15/25	1,000	959
4.50%, 3/15/43	45	37
5.45%, 10/1/43	49	44
5.00%, 3/15/44	81	70
Telefonica Emisiones S.A.,
4.10%, 3/8/27	1,010	960
5.21%, 3/8/47	570	461
5.52%, 3/1/49	250	210
Vodafone Group PLC,
4.13%, 5/30/25	895	881
7.88%, 2/15/30	15	17
6.15%, 2/27/37	165	168
4.38%, 2/19/43	95	76
5.25%, 5/30/48	135	120
		6,299
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.70%, 4/2/27	141	136
4.91%, 4/2/30	1,104	1,013
4.74%, 3/16/32	136	121
Reynolds American, Inc.,
7.25%, 6/15/37	250	257
6.15%, 9/15/43	65	58
5.85%, 8/15/45	795	681
		2,266
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
2.75%, 3/1/26	250	236
6.90%, 7/15/28	25	28
6.25%, 8/1/34	15	16
6.20%, 6/1/36	40	43
6.38%, 11/15/37	20	22

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Transportation & Logistics – 0.1%continued
Canadian Pacific Railway Co.,
5.95%, 5/15/37	$710	$737
		1,082
Total Foreign Issuer Bonds
(Cost $163,325)		147,444

U.S. GOVERNMENT AGENCIES – 29.8% (9)
Fannie Mae – 12.8%
1.75%, 7/2/24	2,000	1,915
2.63%, 9/6/24	1,000	971
0.50%, 6/17/25	4,000	3,643
2.13%, 4/24/26	1,000	938
1.88%, 9/24/26	1,000	924
7.13%, 1/15/30	1,500	1,783
0.88%, 8/5/30	1,000	796
6.63%, 11/15/30	200	235
5.63%, 7/15/37	500	561
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.59%, 3/25/23(10) (11)	25	25
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	4	4
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	51	49
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	67	66
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	101	97
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.85%, 4/25/25(10) (11)	452	435
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	81	76
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	85	80
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	232
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	$35	$35
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	92
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.41%, 10/25/26(10) (11)	78	73
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	114
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.87%, 11/25/27(10) (11)	247	231
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.76%, 2/25/27(10) (11)	73	68
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.55%, 12/25/26(10) (11)	107	99
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	267	251
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(10) (11)	180	168
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.36%, 7/25/28(10) (11)	200	191
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.63%, 8/25/30(10) (11)	110	104
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.74%, 9/25/30(10) (11)	163	155
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.91%, 1/25/28(10) (11)	119	111
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.07%, 2/25/30(10) (11)	88	81
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(10) (11)	90	84

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.30%, 6/25/28(10) (11)	$91	$86
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	196	173
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	150	141
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	170	156
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	176	161
Fannie Mae-Aces, Series 2020-M1, Class A2,
2.44%, 10/25/29	150	132
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	408
Fannie Mae-Aces, Series 2020-M29, Class A2,
1.49%, 5/25/30	500	406
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	157
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	405
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(10) (11)	350	278
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(10) (11)	200	156
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.67%, 10/25/31(10) (11)	200	159
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.94%, 1/25/32(10) (11)	250	201
Pool #256925,
6.00%, 10/1/37	6	6
Pool #256959,
6.00%, 11/1/37	38	40
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #257042,
6.50%, 1/1/38	$81	$86
Pool #257106,
4.50%, 1/1/28	1	1
Pool #257237,
4.50%, 6/1/28	7	7
Pool #707791,
5.00%, 6/1/33	40	40
Pool #725425,
5.50%, 4/1/34	18	18
Pool #730811,
4.50%, 8/1/33	31	31
Pool #735222,
5.00%, 2/1/35	10	10
Pool #735358,
5.50%, 2/1/35	41	43
Pool #735502,
6.00%, 4/1/35	6	6
Pool #737853,
5.00%, 9/1/33	79	79
Pool #745336,
5.00%, 3/1/36	206	211
Pool #745418,
5.50%, 4/1/36	15	15
Pool #745754,
5.00%, 9/1/34	146	149
Pool #745826,
6.00%, 7/1/36	59	61
Pool #747383,
5.50%, 10/1/33	49	49
Pool #755632,
5.00%, 4/1/34	29	30
Pool #772730,
5.00%, 4/1/34	26	26
Pool #790406,
6.00%, 9/1/34	22	23
Pool #793666,
5.50%, 9/1/34	16	16
Pool #796250,
5.50%, 11/1/34	23	23
Pool #800471,
5.50%, 10/1/34	32	32

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #817795,
6.00%, 8/1/36	$8	$8
Pool #826057,
5.00%, 7/1/35	26	27
Pool #826585,
5.00%, 8/1/35	47	48
Pool #828523,
5.00%, 7/1/35	19	19
Pool #831676,
6.50%, 8/1/36	4	4
Pool #833067,
5.50%, 9/1/35	83	86
Pool #833163,
5.00%, 9/1/35	30	31
Pool #845425,
6.00%, 2/1/36	13	13
Pool #868435,
6.00%, 4/1/36	61	63
Pool #869710,
6.00%, 4/1/36	16	17
Pool #871135,
6.00%, 1/1/37	17	18
Pool #881818,
6.50%, 8/1/36	11	11
Pool #885866,
6.00%, 6/1/36	64	67
Pool #888100,
5.50%, 9/1/36	77	79
Pool #888205,
6.50%, 2/1/37	18	19
Pool #889224,
5.50%, 1/1/37	81	83
Pool #889390,
6.00%, 3/1/23(8)	—	—
Pool #889401,
6.00%, 3/1/38	34	36
Pool #889415,
6.00%, 5/1/37	152	159
Pool #889579,
6.00%, 5/1/38	73	76
Pool #889630,
6.50%, 3/1/38	8	8
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #889970,
5.00%, 12/1/36	$57	$58
Pool #890234,
6.00%, 10/1/38	33	34
Pool #890796,
3.50%, 12/1/45	606	566
Pool #893363,
5.00%, 6/1/36	11	11
Pool #893366,
5.00%, 4/1/35	28	28
Pool #898417,
6.00%, 10/1/36	10	11
Pool #899079,
5.00%, 3/1/37	19	19
Pool #902414,
5.50%, 11/1/36	53	55
Pool #906090,
5.50%, 1/1/37	59	60
Pool #918515,
5.00%, 6/1/37	36	37
Pool #923123,
5.00%, 4/1/36	8	8
Pool #923166,
7.50%, 1/1/37	5	5
Pool #928261,
4.50%, 3/1/36	37	37
Pool #928584,
6.50%, 8/1/37	103	108
Pool #928909,
6.00%, 12/1/37(8)	—	—
Pool #928915,
6.00%, 11/1/37	3	3
Pool #930606,
4.00%, 2/1/39	161	155
Pool #931195,
4.50%, 5/1/24	11	11
Pool #932023,
5.00%, 1/1/38	26	27
Pool #932741,
4.50%, 4/1/40	147	145
Pool #934466,
5.50%, 9/1/23	4	4

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #940623,
5.50%, 8/1/37	$10	$10
Pool #943388,
6.00%, 6/1/37	37	39
Pool #943617,
6.00%, 8/1/37	21	22
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	22	23
Pool #953018,
6.50%, 10/1/37	37	40
Pool #953910,
6.00%, 11/1/37	21	21
Pool #955771,
6.50%, 10/1/37	11	12
Pool #959604,
6.50%, 11/1/37	5	5
Pool #959880,
5.50%, 11/1/37	5	5
Pool #962687,
5.00%, 4/1/38	41	42
Pool #963735,
4.50%, 6/1/23	2	2
Pool #965389,
6.00%, 10/1/23	1	1
Pool #968037,
6.00%, 1/1/38	24	24
Pool #969632,
6.50%, 1/1/38	16	16
Pool #970013,
4.50%, 6/1/38	69	67
Pool #972452,
5.50%, 3/1/38	45	46
Pool #975365,
5.00%, 6/1/23	1	1
Pool #981704,
5.00%, 6/1/23	3	3
Pool #981854,
5.50%, 7/1/38	15	15
Pool #984075,
4.50%, 6/1/23(8)	—	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #986760,
5.50%, 7/1/38	$116	$120
Pool #992472,
6.00%, 10/1/38	9	9
Pool #992491,
4.50%, 10/1/23	2	2
Pool #995018,
5.50%, 6/1/38	24	25
Pool #995203,
5.00%, 7/1/35	171	172
Pool #995266,
5.00%, 12/1/23	4	4
Pool #995879,
6.00%, 4/1/39	33	34
Pool #AA0649,
5.00%, 12/1/38	129	131
Pool #AA2939,
4.50%, 4/1/39	219	217
Pool #AA4482,
4.00%, 4/1/39	149	143
Pool #AA4562,
4.50%, 9/1/39	192	190
Pool #AA8978,
4.50%, 7/1/39	34	34
Pool #AA9357,
4.50%, 8/1/39	129	127
Pool #AB1048,
4.50%, 5/1/40	186	185
Pool #AB2067,
3.50%, 1/1/41	324	304
Pool #AB2092,
4.00%, 1/1/41	191	183
Pool #AB2272,
4.50%, 2/1/41	255	253
Pool #AB2693,
4.50%, 4/1/41	165	164
Pool #AB2768,
4.50%, 4/1/41	185	183
Pool #AB3035,
5.00%, 5/1/41	324	328
Pool #AB3246,
5.00%, 7/1/41	66	67

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #AB4057,
4.00%, 12/1/41	$635	$611
Pool #AB4293,
3.50%, 1/1/42	353	331
Pool #AB5049,
4.00%, 4/1/42	449	431
Pool #AB6016,
3.50%, 8/1/42	214	200
Pool #AB6472,
2.00%, 10/1/27	147	139
Pool #AB7076,
3.00%, 11/1/42	1,056	963
Pool #AB7503,
3.00%, 1/1/43	375	342
Pool #AB7733,
3.00%, 1/1/43	822	749
Pool #AB8787,
2.00%, 3/1/28	321	303
Pool #AB9019,
3.00%, 4/1/43	423	386
Pool #AB9136,
2.50%, 4/1/43	46	40
Pool #AB9990,
3.00%, 7/1/33	97	91
Pool #AC3263,
4.50%, 9/1/29	57	56
Pool #AC4861,
4.50%, 11/1/24	20	20
Pool #AC5040,
4.00%, 10/1/24	16	16
Pool #AC6118,
4.50%, 11/1/39	79	78
Pool #AC8518,
5.00%, 12/1/39	119	120
Pool #AD0119,
6.00%, 7/1/38	95	99
Pool #AD0585,
4.50%, 12/1/39	206	204
Pool #AD0639,
6.00%, 12/1/38	38	39
Pool #AD0969,
5.50%, 8/1/37	126	130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #AD5241,
4.50%, 7/1/40	$89	$88
Pool #AD5525,
5.00%, 6/1/40	135	137
Pool #AD5556,
4.00%, 6/1/25	18	18
Pool #AD7859,
5.00%, 6/1/40	67	68
Pool #AE0949,
4.00%, 2/1/41	314	297
Pool #AE0971,
4.00%, 5/1/25	8	8
Pool #AE0981,
3.50%, 3/1/41	235	220
Pool #AE1807,
4.00%, 10/1/40	353	340
Pool #AE3873,
4.50%, 10/1/40	79	78
Pool #AE5436,
4.50%, 10/1/40	92	92
Pool #AE7758,
3.50%, 11/1/25	30	29
Pool #AH0525,
4.00%, 12/1/40	319	307
Pool #AH1295,
3.50%, 1/1/26	62	61
Pool #AH3226,
5.00%, 2/1/41	39	39
Pool #AH4158,
4.00%, 1/1/41	62	60
Pool #AH4450,
3.00%, 1/1/26	31	31
Pool #AH5573,
4.00%, 2/1/41	350	337
Pool #AH5614,
3.50%, 2/1/26	60	59
Pool #AH8854,
4.50%, 4/1/41	86	85
Pool #AI1247,
4.00%, 4/1/26	28	28
Pool #AI3470,
4.50%, 6/1/41	128	127

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.09% Cap), 4.05%, 9/1/41(11)	$2	$2
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.93% Cap), 4.05%, 11/1/41(11)	6	5
Pool #AI5603,
4.50%, 7/1/41	77	76
Pool #AI7743,
4.00%, 8/1/41	61	58
Pool #AI9555,
4.00%, 9/1/41	177	170
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.91% Cap), 4.07%, 11/1/41(11)	4	4
Pool #AJ4093,
3.50%, 10/1/26	17	17
Pool #AJ4408,
4.50%, 10/1/41	72	71
Pool #AJ6086,
3.00%, 12/1/26	56	54
Pool #AJ9152,
3.50%, 12/1/26	224	218
Pool #AJ9218,
4.00%, 2/1/42	291	280
Pool #AJ9326,
3.50%, 1/1/42	611	573
Pool #AJ9355,
3.00%, 1/1/27	124	120
Pool #AK4813,
3.50%, 3/1/42	206	193
Pool #AK4945,
3.50%, 2/1/42	163	152
Pool #AK7766,
2.50%, 3/1/27	152	146
Pool #AK9444,
4.00%, 3/1/42	35	34
Pool #AL0442,
5.50%, 6/1/40	38	40
Pool #AL1849,
6.00%, 2/1/39	160	167
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #AL1939,
3.50%, 6/1/42	$528	$495
Pool #AL2243,
4.00%, 3/1/42	383	369
Pool #AL2303,
4.50%, 6/1/26	18	18
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.72%, 1.72% Floor, 7.77% Cap), 3.64%, 8/1/42(11)	5	5
Pool #AL3396,
2.50%, 3/1/28	158	148
Pool #AL3803,
3.00%, 6/1/28	262	253
Pool #AL4408,
4.50%, 11/1/43	517	508
Pool #AL4462,
2.50%, 6/1/28	292	274
Pool #AL4908,
4.00%, 2/1/44	446	429
Pool #AL5167,
3.50%, 1/1/34	100	96
Pool #AL5254,
3.00%, 11/1/27	183	176
Pool #AL5377,
4.00%, 6/1/44	1,277	1,232
Pool #AL5734,
3.50%, 9/1/29	279	274
Pool #AL5785,
4.00%, 9/1/44	733	711
Pool #AL6488,
3.50%, 8/1/43	281	264
Pool #AL7807,
3.00%, 11/1/30	258	247
Pool #AL8469,
3.50%, 4/1/31	181	177
Pool #AL8908,
3.00%, 8/1/46	406	365
Pool #AL8951,
3.00%, 8/1/46	353	317
Pool #AL9582,
3.00%, 12/1/31	450	430
Pool #AO0752,
3.00%, 4/1/42	232	211

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #AO0800,
3.00%, 4/1/27	$122	$118
Pool #AO2973,
3.50%, 5/1/42	754	707
Pool #AO4136,
3.50%, 6/1/42	300	281
Pool #AO7970,
2.50%, 6/1/27	89	85
Pool #AO8629,
3.50%, 7/1/42	124	116
Pool #AP6273,
3.00%, 10/1/42	297	271
Pool #AQ6784,
3.50%, 12/1/42	288	270
Pool #AQ8185,
2.50%, 1/1/28	63	60
Pool #AQ8647,
3.50%, 12/1/42	469	439
Pool #AR1706,
2.50%, 1/1/28	930	888
Pool #AR3054,
3.00%, 1/1/28	231	223
Pool #AR3792,
3.00%, 2/1/43	242	220
Pool #AR8151,
3.00%, 3/1/43	540	492
Pool #AR9188,
2.50%, 3/1/43	72	62
Pool #AR9582,
3.00%, 3/1/43	199	181
Pool #AS0018,
3.00%, 7/1/43	217	197
Pool #AS0275,
3.00%, 8/1/33	130	122
Pool #AS3294,
4.00%, 9/1/44	427	410
Pool #AS3600,
3.00%, 10/1/29	581	559
Pool #AS3657,
4.50%, 10/1/44	265	260
Pool #AS4085,
4.00%, 12/1/44	210	202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #AS4306,
3.00%, 1/1/45	$286	$258
Pool #AS4458,
3.50%, 2/1/45	1,171	1,092
Pool #AS4715,
3.00%, 4/1/45	421	379
Pool #AS5090,
2.50%, 6/1/30	144	135
Pool #AS5324,
2.50%, 7/1/30	257	241
Pool #AS5500,
3.00%, 7/1/35	130	121
Pool #AS5666,
4.00%, 8/1/45	287	275
Pool #AS5892,
3.50%, 10/1/45	323	301
Pool #AS6192,
3.50%, 11/1/45	965	898
Pool #AS6262,
3.50%, 11/1/45	408	380
Pool #AS6332,
3.50%, 12/1/45	476	443
Pool #AS6398,
3.50%, 12/1/45	342	318
Pool #AS6730,
3.50%, 2/1/46	525	489
Pool #AS6887,
2.50%, 3/1/31	288	270
Pool #AS7149,
3.00%, 5/1/46	663	595
Pool #AS7157,
3.00%, 5/1/46	232	209
Pool #AS7247,
4.00%, 5/1/46	122	117
Pool #AS7343,
3.00%, 6/1/46	229	205
Pool #AS7480,
2.00%, 7/1/31	75	68
Pool #AS7580,
3.00%, 7/1/46	273	245
Pool #AS8067,
3.00%, 10/1/46	631	566

FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #AS8074,
3.00%, 10/1/46	$203	$182
Pool #AS8178,
3.00%, 10/1/36	75	69
Pool #AS8194,
2.50%, 10/1/31	1,019	954
Pool #AS8424,
3.00%, 12/1/36	125	116
Pool #AS8483,
3.00%, 12/1/46	406	365
Pool #AS8591,
2.00%, 1/1/32	170	154
Pool #AS8699,
4.00%, 1/1/47	698	667
Pool #AS8960,
4.00%, 3/1/47	242	230
Pool #AS9505,
3.00%, 4/1/32	267	255
Pool #AS9615,
4.50%, 5/1/47	159	157
Pool #AT0666,
3.50%, 4/1/43	263	247
Pool #AT2720,
3.00%, 5/1/43	547	498
Pool #AT3164,
3.00%, 4/1/43	848	773
Pool #AT3180,
3.00%, 5/1/43	261	238
Pool #AU1657,
2.50%, 7/1/28	159	151
Pool #AU1689,
3.50%, 8/1/43	1,184	1,109
Pool #AU1808,
3.00%, 8/1/43	785	716
Pool #AU3164,
3.00%, 8/1/33	122	114
Pool #AU5918,
3.00%, 9/1/43	645	587
Pool #AU5919,
3.50%, 9/1/43	418	391
Pool #AV2339,
4.00%, 12/1/43	206	197
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #AW8167,
3.50%, 2/1/42	$191	$179
Pool #AW8595,
3.00%, 8/1/29	141	136
Pool #AX2163,
3.50%, 11/1/44	222	207
Pool #AX4413,
4.00%, 11/1/44	343	329
Pool #AX4839,
3.50%, 11/1/44	350	326
Pool #AX6139,
4.00%, 11/1/44	545	523
Pool #AY0544,
2.50%, 8/1/27	335	321
Pool #AY3062,
3.00%, 11/1/26	121	118
Pool #AY9555,
3.00%, 5/1/45	343	309
Pool #AZ1449,
3.00%, 7/1/45	226	203
Pool #AZ2936,
3.00%, 9/1/45	169	153
Pool #AZ2947,
4.00%, 9/1/45	321	308
Pool #AZ4775,
3.50%, 10/1/45	223	208
Pool #AZ6684,
3.00%, 2/1/31	364	348
Pool #BA2911,
3.00%, 11/1/30	131	125
Pool #BC0326,
3.50%, 12/1/45	169	157
Pool #BC0822,
3.50%, 4/1/46	1,426	1,326
Pool #BC1105,
3.50%, 2/1/46	637	593
Pool #BC1510,
3.00%, 8/1/46	220	197
Pool #BC9096,
3.50%, 12/1/46	290	270
Pool #BE3171,
2.50%, 2/1/32	310	290

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #BH1130,
3.50%, 4/1/32	$196	$191
Pool #BH7032,
3.50%, 12/1/47	130	120
Pool #BH7106,
3.50%, 1/1/48	302	280
Pool #BH9215,
3.50%, 1/1/48	552	512
Pool #BJ0648,
3.50%, 3/1/48	305	283
Pool #BJ9181,
5.00%, 5/1/48	262	262
Pool #BJ9260,
4.00%, 4/1/48	247	236
Pool #BJ9977,
4.00%, 5/1/48	182	173
Pool #BK0276,
4.00%, 9/1/48	96	91
Pool #BK0920,
4.00%, 7/1/48	431	411
Pool #BK0922,
4.50%, 7/1/48	75	73
Pool #BK3044,
2.50%, 9/1/50	486	415
Pool #BK4740,
4.00%, 8/1/48	127	122
Pool #BK4764,
4.00%, 8/1/48	123	117
Pool #BK4816,
4.00%, 9/1/48	180	172
Pool #BM1787,
4.00%, 9/1/47	683	655
Pool #BM2001,
3.50%, 12/1/46	86	80
Pool #BM3286,
4.50%, 11/1/47	53	53
Pool #BM5288,
3.50%, 1/1/34	155	149
Pool #BM5466,
2.50%, 10/1/43	387	335
Pool #BM5804,
5.00%, 1/1/49	247	247
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #BN1176,
4.50%, 11/1/48	$105	$102
Pool #BN1628,
4.50%, 11/1/48	82	80
Pool #BN5947,
3.50%, 6/1/49	184	170
Pool #BN6097,
4.00%, 6/1/49	730	693
Pool #BN6683,
3.50%, 6/1/49	278	256
Pool #BN8985,
2.00%, 3/1/51	353	289
Pool #BN9007,
2.00%, 3/1/51	2,306	1,892
Pool #BO1012,
3.50%, 8/1/49	107	98
Pool #BO1021,
3.50%, 8/1/49	131	121
Pool #BO1169,
3.50%, 7/1/49	88	81
Pool #BO1444,
3.00%, 10/1/49	226	201
Pool #BO1461,
3.00%, 10/1/49	133	118
Pool #BO3181,
2.50%, 10/1/49	480	411
Pool #BO4708,
3.00%, 11/1/49	403	357
Pool #BO8620,
3.00%, 12/1/49	440	391
Pool #BP4660,
2.50%, 5/1/50	148	126
Pool #BP6496,
2.00%, 7/1/35	776	693
Pool #BP6626,
2.00%, 8/1/50	894	733
Pool #BP6683,
2.50%, 9/1/50	620	528
Pool #BP7273,
2.50%, 8/1/50	396	338
Pool #BP7585,
2.00%, 9/1/50	2,994	2,452

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #BQ0202,
2.50%, 8/1/50	$510	$438
Pool #BQ1147,
2.50%, 10/1/50	699	595
Pool #BQ1351,
2.50%, 8/1/50	610	521
Pool #BQ4077,
2.00%, 12/1/50	906	742
Pool #BQ5056,
2.00%, 10/1/50	347	286
Pool #BQ5979,
2.00%, 11/1/50	1,524	1,248
Pool #BR1035,
2.00%, 5/1/51	5,961	4,874
Pool #BR4450,
1.50%, 2/1/36	810	702
Pool #BR6042,
2.00%, 2/1/51	2,092	1,711
Pool #BR9755,
2.00%, 4/1/51	1,506	1,245
Pool #BR9761,
2.00%, 4/1/51	1,109	906
Pool #BT1034,
2.00%, 7/1/51	2,035	1,665
Pool #BT4528,
2.50%, 9/1/51	10,574	9,112
Pool #BT9031,
2.00%, 8/1/41	895	755
Pool #BU0066,
2.50%, 10/1/51	1,066	907
Pool #CA0110,
3.50%, 8/1/47	248	230
Pool #CA0619,
4.00%, 10/1/47	76	73
Pool #CA0620,
4.00%, 10/1/47	950	907
Pool #CA0656,
3.50%, 11/1/47	756	701
Pool #CA0859,
3.50%, 12/1/47	542	502
Pool #CA0917,
3.50%, 12/1/47	449	417
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #CA1370,
4.00%, 3/1/48	$260	$249
Pool #CA1378,
4.00%, 3/1/48	194	185
Pool #CA1564,
4.50%, 4/1/48	88	86
Pool #CA1711,
4.50%, 5/1/48	267	262
Pool #CA1902,
4.50%, 6/1/48	277	272
Pool #CA1909,
4.50%, 6/1/48	133	131
Pool #CA1951,
4.00%, 7/1/48	145	139
Pool #CA1952,
4.50%, 6/1/48	62	61
Pool #CA2056,
4.50%, 7/1/48	78	77
Pool #CA2208,
4.50%, 8/1/48	81	79
Pool #CA2256,
3.50%, 8/1/33	151	147
Pool #CA2366,
3.50%, 9/1/48	86	79
Pool #CA2375,
4.00%, 9/1/48	367	351
Pool #CA2559,
4.00%, 11/1/33	159	156
Pool #CA2729,
4.50%, 11/1/48	370	363
Pool #CA3640,
4.00%, 6/1/49	353	337
Pool #CA4029,
4.00%, 8/1/49	879	834
Pool #CA4143,
3.00%, 9/1/49	2,709	2,406
Pool #CA4420,
3.00%, 10/1/49	410	365
Pool #CA4792,
3.00%, 12/1/49	232	206
Pool #CA5020,
3.50%, 1/1/50	488	448

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #CA5452,
3.00%, 3/1/50	$753	$665
Pool #CA5508,
3.00%, 4/1/50	927	819
Pool #CA5700,
2.50%, 5/1/50	15,058	12,948
Pool #CA6072,
2.50%, 6/1/50	386	329
Pool #CA6074,
2.50%, 6/1/50	537	459
Pool #CA6144,
2.50%, 6/1/50	632	539
Pool #CA6290,
3.00%, 7/1/50	488	435
Pool #CA6305,
2.50%, 7/1/50	1,077	918
Pool #CA6339,
2.50%, 7/1/50	1,087	927
Pool #CA6346,
2.50%, 7/1/50	634	542
Pool #CA6563,
2.50%, 8/1/35	561	515
Pool #CA6601,
2.50%, 8/1/50	468	400
Pool #CA6951,
2.50%, 9/1/50	442	377
Pool #CA6962,
2.50%, 9/1/50	647	556
Pool #CA6986,
2.00%, 9/1/50	2,212	1,820
Pool #CA7019,
2.00%, 9/1/50	1,217	997
Pool #CA7216,
2.00%, 10/1/50	2,689	2,206
Pool #CA7232,
2.50%, 10/1/50	1,273	1,084
Pool #CA7600,
2.50%, 11/1/50	1,271	1,081
Pool #CA7697,
1.50%, 11/1/50	3,336	2,582
Pool #CA7736,
2.50%, 11/1/50	1,280	1,094
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #CA8043,
2.50%, 12/1/50	$778	$666
Pool #CA9143,
2.00%, 2/1/36	964	861
Pool #CA9355,
2.00%, 3/1/41	502	428
Pool #CA9418,
1.50%, 3/1/36	560	486
Pool #CB0325,
2.00%, 4/1/51	1,711	1,399
Pool #CB1903,
2.50%, 10/1/51	1,734	1,486
Pool #CB2049,
2.50%, 11/1/51	1,816	1,544
Pool #CB2079,
2.00%, 11/1/51	5,559	4,539
Pool #CB3597,
3.50%, 5/1/52	1,646	1,498
Pool #CB4377,
4.00%, 8/1/52	584	548
Pool #FM1496,
3.50%, 9/1/49	1,358	1,249
Pool #FM1708,
3.00%, 12/1/45	269	245
Pool #FM1742,
3.00%, 10/1/49	251	224
Pool #FM1938,
4.50%, 9/1/49	442	432
Pool #FM2305,
3.50%, 2/1/50	662	609
Pool #FM2715,
3.00%, 3/1/50	168	148
Pool #FM2778,
3.00%, 3/1/50	1,077	957
Pool #FM2963,
3.00%, 2/1/50	4,639	4,135
Pool #FM3125,
3.50%, 3/1/50	975	901
Pool #FM3225,
3.00%, 5/1/50	615	546
Pool #FM3610,
4.00%, 6/1/50	321	305

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #FM3747,
2.50%, 8/1/50	$1,011	$866
Pool #FM3969,
2.50%, 8/1/43	393	340
Pool #FM4055,
2.50%, 8/1/50	6,821	5,822
Pool #FM4149,
3.00%, 9/1/50	3,145	2,793
Pool #FM4193,
2.50%, 9/1/50	718	619
Pool #FM4476,
2.00%, 10/1/50	1,787	1,464
Pool #FM4544,
2.00%, 10/1/50	966	791
Pool #FM4598,
2.00%, 11/1/40	219	187
Pool #FM4633,
2.00%, 10/1/50	960	790
Pool #FM4734,
2.00%, 11/1/35	1,208	1,079
Pool #FM4762,
2.00%, 11/1/50	1,473	1,220
Pool #FM4799,
2.00%, 11/1/50	783	642
Pool #FM4868,
2.00%, 11/1/50	1,356	1,116
Pool #FM4934,
2.00%, 11/1/35	758	679
Pool #FM4951,
1.50%, 11/1/35	601	522
Pool #FM5026,
2.00%, 12/1/50	1,328	1,093
Pool #FM5087,
2.00%, 12/1/50	511	419
Pool #FM5210,
2.00%, 12/1/50	2,452	2,037
Pool #FM5534,
2.00%, 1/1/41	326	278
Pool #FM5570,
2.00%, 1/1/36	751	670
Pool #FM5580,
1.50%, 1/1/36	762	661
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #FM5849,
2.00%, 12/1/50	$985	$807
Pool #FM6055,
2.00%, 2/1/51	2,018	1,651
Pool #FM6099,
2.00%, 2/1/51	1,972	1,614
Pool #FM6338,
2.00%, 2/1/51	1,264	1,035
Pool #FM6496,
2.00%, 2/1/51	593	490
Pool #FM6511,
2.00%, 3/1/36	2,126	1,899
Pool #FM6550,
2.00%, 3/1/51	412	339
Pool #FM6943,
2.00%, 4/1/51	1,393	1,149
Pool #FM6964,
2.00%, 5/1/51	1,134	938
Pool #FM6991,
2.00%, 4/1/51	1,632	1,335
Pool #FM7078,
2.00%, 4/1/51	1,337	1,108
Pool #FM7080,
2.00%, 4/1/51	697	576
Pool #FM7360,
2.00%, 5/1/41	435	371
Pool #FM7411,
2.00%, 5/1/51	3,311	2,708
Pool #FM7429,
1.50%, 5/1/36	1,759	1,526
Pool #FM7622,
2.00%, 5/1/51	884	731
Pool #FM8146,
2.00%, 7/1/36	1,677	1,498
Pool #FM8848,
2.50%, 9/1/41	898	789
Pool #FS0153,
2.00%, 12/1/36	2,700	2,411
Pool #FS1096,
2.00%, 1/1/51	1,436	1,177
Pool #FS2039,
2.00%, 2/1/51	954	781

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #FS2442,
4.00%, 7/1/52	$906	$856
Pool #FS2815,
4.00%, 9/1/52	493	467
Pool #MA0361,
4.00%, 3/1/30	48	47
Pool #MA0711,
3.50%, 4/1/31	85	83
Pool #MA0976,
3.50%, 2/1/32	189	183
Pool #MA1138,
3.50%, 8/1/32	144	140
Pool #MA1141,
3.00%, 8/1/32	68	64
Pool #MA1200,
3.00%, 10/1/32	390	367
Pool #MA1511,
2.50%, 7/1/33	130	119
Pool #MA2320,
3.00%, 7/1/35	298	277
Pool #MA2473,
3.50%, 12/1/35	120	115
Pool #MA2512,
4.00%, 1/1/46	146	140
Pool #MA2670,
3.00%, 7/1/46	647	581
Pool #MA2672,
3.00%, 7/1/36	148	137
Pool #MA2705,
3.00%, 8/1/46	468	420
Pool #MA2737,
3.00%, 9/1/46	214	192
Pool #MA2771,
3.00%, 10/1/46	233	209
Pool #MA2775,
2.50%, 10/1/31	152	142
Pool #MA2781,
2.50%, 10/1/46	172	149
Pool #MA2804,
3.00%, 11/1/36	286	266
Pool #MA2817,
2.50%, 11/1/36	115	104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #MA2841,
2.50%, 12/1/36	$46	$42
Pool #MA2863,
3.00%, 1/1/47	3,836	3,431
Pool #MA2895,
3.00%, 2/1/47	237	212
Pool #MA3028,
3.50%, 6/1/37	221	211
Pool #MA3057,
3.50%, 7/1/47	369	343
Pool #MA3058,
4.00%, 7/1/47	138	132
Pool #MA3059,
3.50%, 7/1/37	37	35
Pool #MA3073,
4.50%, 7/1/47	291	286
Pool #MA3127,
3.00%, 9/1/37	91	84
Pool #MA3150,
4.50%, 10/1/47	162	159
Pool #MA3181,
3.50%, 11/1/37	59	56
Pool #MA3182,
3.50%, 11/1/47	447	415
Pool #MA3184,
4.50%, 11/1/47	52	51
Pool #MA3185,
3.00%, 11/1/37	99	92
Pool #MA3188,
3.00%, 11/1/32	326	311
Pool #MA3211,
4.00%, 12/1/47	85	81
Pool #MA3239,
4.00%, 1/1/48	367	350
Pool #MA3276,
3.50%, 2/1/48	367	340
Pool #MA3281,
4.00%, 2/1/38	211	202
Pool #MA3334,
4.50%, 4/1/48	283	278
Pool #MA3385,
4.50%, 6/1/48	97	96

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #MA3413,
4.00%, 7/1/38	$37	$36
Pool #MA3443,
4.00%, 8/1/48	88	84
Pool #MA3444,
4.50%, 8/1/48	86	84
Pool #MA3467,
4.00%, 9/1/48	85	81
Pool #MA3492,
4.00%, 10/1/38	31	29
Pool #MA3547,
3.00%, 12/1/33	184	173
Pool #MA3590,
4.00%, 2/1/39	32	31
Pool #MA3685,
3.00%, 6/1/49	144	128
Pool #MA3692,
3.50%, 7/1/49	112	103
Pool #MA3695,
3.00%, 7/1/34	70	66
Pool #MA3744,
3.00%, 8/1/49	160	142
Pool #MA3765,
2.50%, 9/1/49	332	284
Pool #MA3870,
2.50%, 12/1/49	170	145
Pool #MA3871,
3.00%, 12/1/49	161	142
Pool #MA3896,
2.50%, 1/1/35	1,046	958
Pool #MA3898,
3.50%, 1/1/35	348	335
Pool #MA3902,
2.50%, 1/1/50	164	141
Pool #MA3934,
3.00%, 2/1/40	107	97
Pool #MA3958,
3.00%, 3/1/40	112	102
Pool #MA4013,
2.50%, 5/1/35	224	206
Pool #MA4014,
3.00%, 5/1/35	363	341
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #MA4016,
2.50%, 5/1/40	$398	$351
Pool #MA4053,
2.50%, 6/1/35	916	842
Pool #MA4071,
2.00%, 7/1/40	290	248
Pool #MA4072,
2.50%, 7/1/40	245	216
Pool #MA4078,
2.50%, 7/1/50	1,395	1,191
Pool #MA4093,
2.00%, 8/1/40	158	135
Pool #MA4094,
2.50%, 8/1/40	269	237
Pool #MA4096,
2.50%, 8/1/50	872	745
Pool #MA4099,
2.50%, 8/1/35	923	848
Pool #MA4100,
2.00%, 8/1/50	1,704	1,399
Pool #MA4119,
2.00%, 9/1/50	2,003	1,642
Pool #MA4122,
1.50%, 9/1/35	317	275
Pool #MA4123,
2.00%, 9/1/35	1,123	1,003
Pool #MA4128,
2.00%, 9/1/40	454	388
Pool #MA4129,
2.50%, 9/1/40	281	248
Pool #MA4153,
2.50%, 10/1/40	131	115
Pool #MA4154,
1.50%, 10/1/35	479	416
Pool #MA4155,
2.00%, 10/1/35	1,224	1,093
Pool #MA4176,
2.00%, 11/1/40	798	681
Pool #MA4181,
1.50%, 11/1/50	2,533	1,961
Pool #MA4232,
2.00%, 1/1/41	388	328

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Fannie Mae – 12.8%continued
Pool #MA4254,
1.50%, 2/1/51	$557	$431
Pool #MA4266,
1.50%, 2/1/41	1,067	875
Pool #MA4278,
1.50%, 3/1/36	2,127	1,845
Pool #MA4280,
1.50%, 3/1/51	964	746
Pool #MA4310,
1.50%, 4/1/41	342	280
Pool #MA4333,
2.00%, 5/1/41	596	509
Pool #MA4342,
1.50%, 5/1/41	174	143
Pool #MA4496,
1.50%, 12/1/36	1,357	1,177
		260,773
Federal Farm Credit Bank – 0.1%
0.73%, 5/27/25	2,000	1,829
Federal Home Loan Bank – 0.2%
3.38%, 3/8/24	1,555	1,529
1.10%, 8/20/26	2,000	1,777
3.25%, 11/16/28	1,000	962
5.50%, 7/15/36	500	551
		4,819
Freddie Mac – 10.1%
Federal Home Loan Mortgage Corp.,
0.38%, 7/21/25	500	453
0.38%, 9/23/25	2,500	2,252
6.75%, 3/15/31	700	828
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	192
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	242
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	$300	$287
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	237
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	375
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	234
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	333
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	237
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	143
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	190
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	145

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	$150	$145
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	341
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	100	96
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	$500	$472
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	142
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	281
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	184
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	274
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	217
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	169
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	500	408
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	403
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	404

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	$500	$402
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	80
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	203
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	161
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	247
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	167
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	424
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	89
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	$100	$89
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	86
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	75
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	150	111
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	110
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	116
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	76
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	97

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	$100	$94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	148	145
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	400	390
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	500	488
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	192
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	149	141
Freddie Mac Multifamily Structured Pass Through Certificates, Series K740, Class A2,
1.47%, 9/25/27	400	349
Pool #QA0127,
3.50%, 6/1/49	657	606
Pool #QA1132,
3.50%, 7/1/49	182	167
Pool #QA1263,
3.50%, 7/1/49	245	228
Pool #QA1752,
3.50%, 8/1/49	1,242	1,143
Pool #QA1883,
4.00%, 8/1/49	412	392
Pool #QA3149,
3.00%, 10/1/49	375	333
Pool #QA4699,
3.00%, 11/1/49	219	194
Pool #QA8043,
3.00%, 3/1/50	1,740	1,558
Pool #QB0211,
2.50%, 6/1/50	534	456
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #QB2516,
2.50%, 8/1/50	$395	$338
Pool #QB2545,
2.00%, 8/1/50	2,156	1,765
Pool #QB2682,
2.50%, 8/1/50	455	388
Pool #QB2966,
2.50%, 9/1/50	155	133
Pool #QB3199,
2.00%, 9/1/50	763	625
Pool #QB4467,
2.00%, 10/1/50	1,443	1,188
Pool #QB5079,
2.00%, 11/1/50	1,757	1,453
Pool #QB5128,
2.00%, 10/1/50	1,142	935
Pool #QB5507,
2.00%, 11/1/50	796	656
Pool #QB6246,
2.00%, 12/1/50	382	316
Pool #QB6448,
2.00%, 12/1/50	1,178	964
Pool #QB8131,
2.00%, 2/1/51	3,806	3,116
Pool #QB8132,
2.00%, 1/1/51	5,078	4,156
Pool #QB9266,
2.00%, 3/1/51	530	436
Pool #QB9410,
2.00%, 1/1/51	1,540	1,260
Pool #QC1443,
2.00%, 5/1/51	2,092	1,726
Pool #QC1809,
2.00%, 5/1/51	510	417
Pool #QC2062,
2.00%, 5/1/51	828	677
Pool #QC3259,
2.00%, 6/1/51	3,157	2,596
Pool #QC9442,
2.50%, 10/1/51	4,529	3,851
Pool #QD0822,
3.00%, 11/1/51	1,302	1,159

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #QD2146,
2.00%, 12/1/51	$2,614	$2,142
Pool #QK0622,
1.50%, 2/1/41	569	466
Pool #QN0818,
2.50%, 10/1/34	280	258
Pool #QN4614,
1.50%, 12/1/35	234	203
Pool #QN5018,
2.00%, 1/1/36	1,445	1,290
Pool #QN5866,
2.00%, 4/1/36	810	723
Pool #QN6394,
1.50%, 5/1/36	1,852	1,606
Pool #QN8899,
2.00%, 12/1/36	896	800
Pool #RA1196,
4.00%, 8/1/49	870	827
Pool #RA1343,
3.00%, 9/1/49	2,451	2,176
Pool #RA1493,
3.00%, 10/1/49	3,531	3,139
Pool #RA1501,
3.00%, 10/1/49	139	123
Pool #RA2010,
3.50%, 1/1/50	275	253
Pool #RA2117,
3.00%, 2/1/50	344	306
Pool #RA2386,
3.00%, 4/1/50	857	761
Pool #RA2457,
3.00%, 4/1/50	539	481
Pool #RA2677,
2.00%, 6/1/50	2,078	1,710
Pool #RA2730,
2.50%, 6/1/50	315	270
Pool #RA2790,
2.50%, 6/1/50	502	429
Pool #RA2853,
2.50%, 6/1/50	650	554
Pool #RA2959,
2.50%, 7/1/50	587	502
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #RA3086,
2.50%, 7/1/50	$438	$374
Pool #RA3306,
2.50%, 8/1/50	402	343
Pool #RA3517,
2.00%, 9/1/50	1,054	865
Pool #RA3524,
2.00%, 9/1/50	2,170	1,784
Pool #RA3563,
2.00%, 9/1/50	1,072	878
Pool #RA3578,
2.00%, 9/1/50	1,380	1,130
Pool #RA3580,
2.00%, 9/1/50	1,333	1,096
Pool #RA3653,
1.50%, 10/1/50	659	510
Pool #RA3662,
2.50%, 10/1/50	668	569
Pool #RA3663,
2.50%, 10/1/50	680	582
Pool #RA3723,
2.00%, 10/1/50	1,369	1,121
Pool #RA3765,
2.50%, 10/1/50	662	566
Pool #RA3908,
1.50%, 11/1/50	607	470
Pool #RA3913,
2.50%, 11/1/50	7,667	6,618
Pool #RA4209,
1.50%, 12/1/50	1,923	1,488
Pool #RA4218,
2.50%, 12/1/50	8,364	7,118
Pool #RA5204,
2.00%, 5/1/51	1,669	1,364
Pool #RA5373,
2.00%, 6/1/51	803	660
Pool #RA6333,
2.00%, 11/1/51	4,133	3,375
Pool #RA6340,
2.50%, 11/1/51	2,787	2,369
Pool #RA7097,
3.50%, 4/1/52	957	872

FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #RA7099,
2.00%, 1/1/51	$3,004	$2,459
Pool #RB0452,
2.00%, 2/1/41	893	762
Pool #RB5032,
2.50%, 2/1/40	79	70
Pool #RB5033,
3.00%, 2/1/40	294	268
Pool #RB5043,
2.50%, 4/1/40	145	128
Pool #RB5048,
2.50%, 5/1/40	80	70
Pool #RB5059,
2.50%, 7/1/40	101	89
Pool #RB5066,
2.50%, 8/1/40	273	240
Pool #RB5072,
2.50%, 9/1/40	281	247
Pool #RB5076,
2.00%, 8/1/40	574	489
Pool #RB5078,
2.50%, 10/1/40	190	168
Pool #RB5085,
2.00%, 11/1/40	514	439
Pool #RB5090,
2.00%, 12/1/40	606	517
Pool #RB5095,
2.00%, 1/1/41	387	329
Pool #RB5100,
2.00%, 2/1/41	318	271
Pool #RB5110,
1.50%, 5/1/41	1,220	999
Pool #RB5111,
2.00%, 5/1/41	512	437
Pool #RB5131,
2.00%, 10/1/41	904	763
Pool #RC1857,
1.50%, 2/1/36	1,352	1,173
Pool #RC2045,
2.00%, 6/1/36	311	278
Pool #SB0048,
3.00%, 8/1/34	533	500
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #SB0330,
2.00%, 5/1/35	$437	$391
Pool #SB0434,
2.00%, 10/1/35	740	661
Pool #SB0507,
2.00%, 3/1/36	1,372	1,226
Pool #SB0571,
2.00%, 10/1/36	1,355	1,210
Pool #SB8045,
2.50%, 5/1/35	192	176
Pool #SB8046,
3.00%, 5/1/35	337	317
Pool #SB8049,
2.50%, 6/1/35	634	582
Pool #SB8057,
2.00%, 8/1/35	646	577
Pool #SB8058,
2.50%, 8/1/35	752	690
Pool #SB8061,
2.00%, 9/1/35	1,142	1,020
Pool #SB8067,
1.50%, 9/1/35	290	252
Pool #SB8068,
1.50%, 10/1/35	315	273
Pool #SB8069,
2.00%, 10/1/35	908	811
Pool #SB8073,
1.50%, 11/1/35	407	353
Pool #SB8078,
1.50%, 12/1/35	859	745
Pool #SB8083,
1.50%, 1/1/36	495	430
Pool #SB8092,
1.50%, 3/1/36	884	767
Pool #SB8122,
1.50%, 10/1/36	1,847	1,602
Pool #SB8501,
2.00%, 8/1/35	746	666
Pool #SD0163,
3.00%, 12/1/49	656	584
Pool #SD0261,
3.00%, 2/1/50	261	232

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #SD0262,
3.50%, 2/1/50	$433	$402
Pool #SD0410,
2.50%, 8/1/50	1,340	1,151
Pool #SD0414,
2.50%, 8/1/50	248	212
Pool #SD0467,
2.00%, 12/1/50	634	519
Pool #SD0537,
2.00%, 3/1/51	3,353	2,744
Pool #SD0608,
2.50%, 5/1/51	3,382	2,925
Pool #SD0764,
2.50%, 10/1/51	2,624	2,231
Pool #SD1592,
4.00%, 8/1/52	784	737
Pool #SD1596,
4.00%, 9/1/52	681	643
Pool #SD7512,
3.00%, 2/1/50	554	495
Pool #SD7536,
2.50%, 2/1/51	6,282	5,404
Pool #SD7537,
2.00%, 3/1/51	3,343	2,735
Pool #SD7539,
2.00%, 4/1/51	3,314	2,740
Pool #SD7541,
2.00%, 5/1/51	2,265	1,869
Pool #SD8019,
4.50%, 10/1/49	401	391
Pool #SD8023,
2.50%, 11/1/49	312	267
Pool #SD8029,
2.50%, 12/1/49	349	299
Pool #SD8037,
2.50%, 1/1/50	355	304
Pool #SD8083,
2.50%, 8/1/50	798	681
Pool #SD8090,
2.00%, 9/1/50	2,459	2,015
Pool #SD8097,
2.00%, 8/1/50	2,163	1,772
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #SD8104,
1.50%, 11/1/50	$4,200	$3,251
Pool #SD8112,
1.50%, 12/1/50	1,247	965
Pool #SD8139,
1.50%, 4/1/51	2,389	1,848
Pool #ZA1036,
4.50%, 2/1/40	81	80
Pool #ZA1159,
3.50%, 4/1/42	240	225
Pool #ZA1165,
3.50%, 4/1/42	339	318
Pool #ZA1254,
3.00%, 10/1/42	1,056	963
Pool #ZA1334,
3.50%, 7/1/42	118	111
Pool #ZA1361,
3.50%, 5/1/43	172	161
Pool #ZA1375,
4.00%, 9/1/44	96	92
Pool #ZA1378,
3.50%, 10/1/44	157	147
Pool #ZA2773,
2.50%, 8/1/27	71	68
Pool #ZA3862,
2.50%, 5/1/31	293	273
Pool #ZA4194,
3.00%, 4/1/43	249	226
Pool #ZA4214,
3.00%, 5/1/43	383	349
Pool #ZA4715,
4.00%, 9/1/46	929	890
Pool #ZA5107,
4.00%, 11/1/47	174	166
Pool #ZA5642,
4.00%, 9/1/48	186	178
Pool #ZA5950,
4.50%, 11/1/48	472	462
Pool #ZI6135,
5.00%, 9/1/34	400	409
Pool #ZI6854,
4.50%, 12/1/37	45	45

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #ZI7645,
5.00%, 6/1/38	$92	$94
Pool #ZI8519,
4.50%, 2/1/39	19	19
Pool #ZI9349,
4.50%, 10/1/39	282	278
Pool #ZI9657,
4.50%, 1/1/40	357	352
Pool #ZI9862,
4.50%, 3/1/40	182	181
Pool #ZI9939,
4.50%, 4/1/40	119	118
Pool #ZJ0631,
4.50%, 10/1/40	137	136
Pool #ZJ1046,
4.00%, 1/1/41	187	180
Pool #ZJ1052,
4.00%, 1/1/41	163	157
Pool #ZJ1228,
4.00%, 2/1/41	237	228
Pool #ZJ1359,
4.50%, 3/1/41	122	121
Pool #ZK5468,
2.00%, 5/1/28	335	315
Pool #ZK7259,
2.50%, 4/1/30	297	279
Pool #ZK7533,
2.50%, 7/1/30	199	186
Pool #ZL1714,
4.50%, 7/1/41	171	168
Pool #ZL1806,
4.50%, 8/1/41	460	456
Pool #ZL1922,
4.00%, 9/1/41	58	56
Pool #ZL2350,
3.50%, 11/1/41	83	78
Pool #ZL3211,
3.50%, 6/1/42	326	306
Pool #ZL3245,
4.00%, 6/1/42	512	493
Pool #ZL3535,
3.50%, 8/1/42	612	574
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #ZL3551,
3.50%, 8/1/42	$459	$431
Pool #ZL4634,
3.00%, 1/1/43	1,560	1,420
Pool #ZL4709,
3.00%, 1/1/43	328	299
Pool #ZL5074,
3.00%, 2/1/43	147	134
Pool #ZL5915,
3.50%, 5/1/43	698	654
Pool #ZL5927,
3.00%, 5/1/43	220	201
Pool #ZL6381,
3.00%, 6/1/43	334	305
Pool #ZL6467,
3.00%, 7/1/43	249	227
Pool #ZL6676,
3.00%, 8/1/43	511	466
Pool #ZL6920,
3.50%, 8/1/43	102	96
Pool #ZL7780,
4.00%, 2/1/44	276	265
Pool #ZL8299,
3.50%, 7/1/44	643	601
Pool #ZL8300,
4.00%, 7/1/44	528	506
Pool #ZL8709,
4.00%, 11/1/44	165	159
Pool #ZM0489,
4.00%, 11/1/45	205	197
Pool #ZM0617,
3.50%, 12/1/45	244	227
Pool #ZM1194,
3.00%, 6/1/46	289	260
Pool #ZM1933,
3.00%, 10/1/46	323	289
Pool #ZM2167,
3.00%, 11/1/46	514	460
Pool #ZM2286,
3.50%, 12/1/46	851	790
Pool #ZM3525,
3.50%, 6/1/47	123	115

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #ZM3933,
3.50%, 8/1/47	$477	$443
Pool #ZM4305,
3.50%, 9/1/47	480	445
Pool #ZM4601,
3.50%, 10/1/47	604	562
Pool #ZM4711,
4.00%, 11/1/47	770	738
Pool #ZM4736,
3.50%, 11/1/47	177	165
Pool #ZM4908,
3.50%, 11/1/47	333	309
Pool #ZM5133,
3.50%, 12/1/47	141	131
Pool #ZM5397,
3.50%, 1/1/48	284	263
Pool #ZM5659,
3.50%, 2/1/48	282	262
Pool #ZM5917,
4.00%, 3/1/48	202	193
Pool #ZM6682,
4.50%, 5/1/48	196	193
Pool #ZM7370,
4.00%, 7/1/48	131	125
Pool #ZM7378,
5.00%, 7/1/48	173	173
Pool #ZM7849,
4.00%, 8/1/48	51	49
Pool #ZM8045,
4.00%, 9/1/48	181	173
Pool #ZM8575,
4.50%, 10/1/48	134	131
Pool #ZN1506,
3.50%, 11/1/48	775	717
Pool #ZN3447,
3.50%, 2/1/49	120	110
Pool #ZS0932,
4.50%, 8/1/34	10	9
Pool #ZS1567,
5.00%, 8/1/37	12	13
Pool #ZS2391,
5.00%, 9/1/38	24	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #ZS2499,
5.00%, 3/1/38	$59	$60
Pool #ZS2533,
4.50%, 2/1/39	59	59
Pool #ZS2827,
4.50%, 11/1/39	145	143
Pool #ZS2905,
4.50%, 4/1/40	209	208
Pool #ZS3554,
3.50%, 7/1/42	219	205
Pool #ZS3596,
4.00%, 6/1/42	556	535
Pool #ZS3613,
4.00%, 8/1/42	310	298
Pool #ZS3792,
2.50%, 7/1/43	289	249
Pool #ZS4078,
3.50%, 1/1/45	311	290
Pool #ZS4100,
3.50%, 3/1/45	558	521
Pool #ZS4127,
4.50%, 7/1/44	133	131
Pool #ZS4472,
3.50%, 2/1/42	213	199
Pool #ZS4522,
3.00%, 7/1/43	857	781
Pool #ZS4536,
3.50%, 10/1/43	303	284
Pool #ZS4584,
3.00%, 9/1/44	104	95
Pool #ZS4590,
3.00%, 11/1/44	1,206	1,089
Pool #ZS4600,
4.00%, 1/1/45	312	299
Pool #ZS4607,
3.50%, 3/1/45	397	370
Pool #ZS4617,
3.00%, 6/1/45	204	184
Pool #ZS4618,
3.50%, 6/1/45	324	302
Pool #ZS4621,
3.00%, 7/1/45	491	442

FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #ZS4627,
4.00%, 8/1/45	$110	$106
Pool #ZS4629,
3.00%, 9/1/45	1,506	1,355
Pool #ZS4630,
3.50%, 9/1/45	219	204
Pool #ZS4634,
4.00%, 10/1/45	130	125
Pool #ZS4639,
4.00%, 11/1/45	133	127
Pool #ZS4642,
3.50%, 12/1/45	448	417
Pool #ZS4655,
3.50%, 3/1/46	219	202
Pool #ZS4667,
3.00%, 6/1/46	313	282
Pool #ZS4671,
3.00%, 8/1/46	704	631
Pool #ZS4677,
3.00%, 9/1/46	197	176
Pool #ZS4682,
3.00%, 10/1/46	258	232
Pool #ZS4703,
3.00%, 2/1/47	204	182
Pool #ZS4722,
3.50%, 6/1/47	201	186
Pool #ZS4730,
3.50%, 8/1/47	75	70
Pool #ZS4740,
4.00%, 10/1/47	357	338
Pool #ZS4743,
3.50%, 11/1/47	488	453
Pool #ZS4745,
4.50%, 11/1/47	345	339
Pool #ZS4747,
3.50%, 12/1/47	136	126
Pool #ZS4748,
4.00%, 12/1/47	372	355
Pool #ZS4749,
4.50%, 12/1/47	114	112
Pool #ZS4752,
4.00%, 1/1/48	295	283
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #ZS4759,
3.50%, 3/1/48	$292	$271
Pool #ZS4769,
4.00%, 5/1/48	159	152
Pool #ZS4773,
4.50%, 6/1/48	49	49
Pool #ZS4781,
4.50%, 7/1/48	124	122
Pool #ZS4785,
4.00%, 8/1/48	121	116
Pool #ZS6948,
2.50%, 11/1/28	172	164
Pool #ZS8023,
2.00%, 8/1/32	55	50
Pool #ZS8495,
2.50%, 8/1/28	734	697
Pool #ZS8628,
2.00%, 11/1/31	90	82
Pool #ZS8639,
2.00%, 1/1/32	31	28
Pool #ZS9449,
3.50%, 8/1/45	330	308
Pool #ZS9495,
3.50%, 10/1/45	532	496
Pool #ZS9580,
3.50%, 12/1/45	469	437
Pool #ZS9805,
3.00%, 9/1/46	493	442
Pool #ZS9813,
3.00%, 9/1/46	517	464
Pool #ZS9827,
3.00%, 10/1/46	446	400
Pool #ZS9828,
3.00%, 10/1/46	431	386
Pool #ZT0495,
4.50%, 8/1/48	55	53
Pool #ZT0524,
4.50%, 9/1/48	281	276
Pool #ZT0542,
4.00%, 7/1/48	545	522
Pool #ZT0712,
4.00%, 10/1/48	172	164

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac – 10.1%continued
Pool #ZT0787,
4.00%, 10/1/48	$157	$150
Pool #ZT1702,
4.00%, 1/1/49	292	278
Pool #ZT2091,
3.00%, 6/1/34	80	75
		206,552
Freddie Mac Gold – 0.5%
Pool #A16753,
5.00%, 11/1/33	26	26
Pool #A17665,
5.00%, 1/1/34	29	30
Pool #A27950,
5.50%, 11/1/34	89	92
Pool #A31136,
5.50%, 1/1/35	125	126
Pool #A39306,
5.50%, 11/1/35	34	35
Pool #A46224,
5.00%, 7/1/35	9	9
Pool #A48104,
5.00%, 1/1/36	34	34
Pool #A57604,
5.00%, 3/1/37	48	50
Pool #A58718,
5.50%, 3/1/37	5	5
Pool #A59081,
5.50%, 4/1/37	35	36
Pool #A61560,
5.50%, 10/1/36	90	93
Pool #A64474,
5.50%, 9/1/37	7	7
Pool #A67116,
7.00%, 10/1/37	13	14
Pool #A68761,
5.50%, 9/1/37	109	109
Pool #A69303,
6.00%, 11/1/37	9	9
Pool #A73778,
5.00%, 2/1/38	37	38
Pool #A74134,
7.00%, 2/1/38	18	18
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac Gold – 0.5%continued
Pool #A81606,
6.00%, 9/1/38	$15	$15
Pool #A83008,
5.50%, 11/1/38	110	112
Pool #A91541,
5.00%, 3/1/40	80	81
Pool #C91009,
5.00%, 11/1/26	2	2
Pool #C91247,
5.00%, 4/1/29	37	38
Pool #C91370,
4.50%, 5/1/31	75	74
Pool #C91388,
3.50%, 2/1/32	86	84
Pool #C91485,
3.50%, 8/1/32	129	125
Pool #C91826,
3.00%, 5/1/35	94	87
Pool #C91858,
3.00%, 12/1/35	95	88
Pool #C91879,
3.00%, 6/1/36	112	104
Pool #C91891,
3.00%, 9/1/36	137	128
Pool #C91904,
2.50%, 11/1/36	83	75
Pool #C91908,
3.00%, 1/1/37	54	50
Pool #C91949,
3.00%, 9/1/37	107	100
Pool #C91955,
3.00%, 10/1/37	96	89
Pool #C91970,
3.50%, 1/1/38	122	117
Pool #D97564,
5.00%, 1/1/28	66	66
Pool #D99094,
3.00%, 3/1/32	86	82
Pool #E04044,
3.50%, 8/1/27	192	187
Pool #G02064,
5.00%, 2/1/36	45	46

FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac Gold – 0.5%continued
Pool #G02069,
5.50%, 3/1/36	$7	$7
Pool #G02386,
6.00%, 11/1/36	70	73
Pool #G02391,
6.00%, 11/1/36	2	2
Pool #G02540,
5.00%, 11/1/34	24	25
Pool #G02649,
6.00%, 1/1/37	4	4
Pool #G02789,
6.00%, 4/1/37	327	342
Pool #G02911,
6.00%, 4/1/37	5	5
Pool #G02973,
6.00%, 6/1/37	9	10
Pool #G03121,
5.00%, 6/1/36	37	38
Pool #G03134,
5.50%, 8/1/36	18	19
Pool #G03218,
6.00%, 9/1/37	8	8
Pool #G03351,
6.00%, 9/1/37	20	21
Pool #G03513,
6.00%, 11/1/37	21	22
Pool #G03600,
7.00%, 11/1/37	11	11
Pool #G03737,
6.50%, 11/1/37	139	148
Pool #G03992,
6.00%, 3/1/38	28	29
Pool #G04287,
5.00%, 5/1/38	39	40
Pool #G04459,
5.50%, 6/1/38	35	36
Pool #G04611,
6.00%, 7/1/38	78	82
Pool #G04650,
6.50%, 9/1/38	34	36
Pool #G05733,
5.00%, 11/1/39	110	112
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac Gold – 0.5%continued
Pool #G05969,
5.00%, 8/1/40	$55	$56
Pool #G06767,
5.00%, 10/1/41	218	221
Pool #G06947,
6.00%, 5/1/40	79	82
Pool #G08189,
7.00%, 3/1/37	14	14
Pool #G08192,
5.50%, 4/1/37	17	17
Pool #G08341,
5.00%, 4/1/39	289	294
Pool #G13136,
4.50%, 5/1/23	1	1
Pool #G13151,
6.00%, 3/1/23(8)	—	—
Pool #G13201,
4.50%, 7/1/23	1	1
Pool #G13433,
5.50%, 1/1/24	1	1
Pool #G14168,
5.50%, 12/1/24	1	1
Pool #G14554,
4.50%, 7/1/26	9	9
Pool #G14891,
3.00%, 10/1/28	104	100
Pool #G15134,
3.00%, 5/1/29	77	74
Pool #G16562,
3.50%, 8/1/33	262	252
Pool #G16774,
3.50%, 2/1/34	132	127
Pool #G16786,
4.00%, 4/1/34	151	148
Pool #G18438,
2.50%, 6/1/27	86	83
Pool #G18571,
2.50%, 10/1/30	146	137
Pool #G18601,
3.00%, 5/1/31	191	183
Pool #G18664,
3.50%, 10/1/32	117	113

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac Gold – 0.5%continued
Pool #G18681,
3.00%, 3/1/33	$369	$351
Pool #G30327,
4.50%, 1/1/27	8	7
Pool #G31020,
2.50%, 2/1/37	30	27
Pool #G31057,
3.00%, 2/1/38	175	163
Pool #G67713,
4.00%, 6/1/48	592	567
Pool #J08202,
5.00%, 7/1/23	1	1
Pool #J08454,
5.00%, 8/1/23	1	1
Pool #J08913,
5.50%, 10/1/23	1	1
Pool #J09148,
5.00%, 12/1/23	4	4
Pool #J09305,
5.00%, 2/1/24	6	6
Pool #J09463,
5.00%, 3/1/24	9	9
Pool #J11136,
4.00%, 11/1/24	4	4
Pool #J12098,
4.50%, 4/1/25	61	61
Pool #J14808,
3.50%, 3/1/26	101	97
Pool #J16932,
3.00%, 10/1/26	72	70
Pool #J17055,
3.00%, 11/1/26	70	68
Pool #J17232,
3.00%, 11/1/26	64	62
Pool #J20834,
2.50%, 10/1/27	165	158
Pool #J22069,
2.50%, 1/1/28	45	43
Pool #J22986,
2.50%, 3/1/28	343	327
Pool #J30435,
3.00%, 1/1/30	190	183
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Freddie Mac Gold – 0.5%continued
Pool #J32244,
3.00%, 7/1/30	$807	$772
Pool #K90071,
3.00%, 2/1/33	257	243
Pool #K90641,
3.50%, 6/1/33	34	33
Pool #K90791,
3.00%, 7/1/33	139	131
Pool #K92325,
3.00%, 1/1/35	174	163
Pool #V60886,
2.50%, 8/1/30	99	93
Pool #V60902,
2.50%, 8/1/30	84	79
Pool #V61347,
2.50%, 10/1/31	322	302
		9,491
Government National Mortgage Association I – 0.3%
Pool #510835,
5.50%, 2/15/35	9	10
Pool #553463,
3.50%, 1/15/42	288	271
Pool #597889,
5.50%, 6/15/33	62	63
Pool #614169,
5.00%, 7/15/33	17	17
Pool #616879,
3.50%, 2/15/42	223	211
Pool #617739,
6.00%, 10/15/37	4	4
Pool #634431,
6.00%, 9/15/34	10	11
Pool #641416,
5.50%, 4/15/35	65	66
Pool #646341,
6.00%, 11/15/36	9	9
Pool #648538,
5.00%, 12/15/35	51	52
Pool #651753,
5.50%, 3/15/36	5	5
Pool #670030,
3.00%, 7/15/45	192	171

FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association I – 0.3%continued
Pool #675211,
6.50%, 3/15/38	$5	$6
Pool #675484,
5.50%, 6/15/38	17	18
Pool #676360,
6.50%, 10/15/37	2	2
Pool #682899,
6.00%, 9/15/40	100	104
Pool #687824,
5.50%, 8/15/38	44	45
Pool #687900,
5.00%, 9/15/38	74	75
Pool #687901,
5.00%, 9/15/38	31	31
Pool #692309,
6.00%, 1/15/39	19	20
Pool #697645,
5.50%, 10/15/38	20	21
Pool #698236,
5.00%, 6/15/39	116	118
Pool #698336,
4.50%, 5/15/39	110	110
Pool #699277,
6.00%, 9/15/38	5	5
Pool #700918,
5.50%, 11/15/38	27	28
Pool #700972,
5.50%, 11/15/38	9	9
Pool #701196,
6.00%, 10/15/38	5	5
Pool #703677,
5.50%, 6/15/39	77	79
Pool #704185,
5.50%, 1/15/39	16	17
Pool #704514,
4.50%, 5/15/39	234	232
Pool #717175,
4.50%, 6/15/39	121	121
Pool #719262,
5.00%, 8/15/40	72	73
Pool #720202,
4.50%, 7/15/39	96	96
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association I – 0.3%continued
Pool #723231,
4.00%, 10/15/39	$94	$91
Pool #723339,
5.00%, 9/15/39	53	54
Pool #726085,
4.00%, 11/15/24	15	15
Pool #728629,
4.50%, 1/15/40	168	167
Pool #736768,
3.00%, 11/15/42	486	446
Pool #737286,
4.50%, 5/15/40	137	136
Pool #737416,
3.50%, 9/15/25	14	13
Pool #738134,
3.50%, 4/15/26	36	35
Pool #738247,
4.50%, 4/15/41	64	64
Pool #745215,
4.00%, 7/15/25	15	14
Pool #747643,
4.50%, 8/15/40	183	182
Pool #760874,
3.50%, 2/15/26	35	33
Pool #768800,
4.50%, 6/15/41	32	31
Pool #773939,
4.00%, 11/15/41	198	193
Pool #778957,
3.50%, 3/15/42	297	280
Pool #782131,
5.50%, 12/15/36	18	19
Pool #782150,
5.50%, 4/15/37	25	25
Pool #782259,
5.00%, 2/15/36	50	50
Pool #782272,
5.50%, 2/15/38	43	44
Pool #782498,
6.00%, 12/15/38	20	21
Pool #782584,
5.00%, 3/15/39	25	25

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association I – 0.3%continued
Pool #782675,
4.50%, 6/15/24	$9	$9
Pool #782696,
5.00%, 6/15/39	110	113
Pool #782831,
6.00%, 12/15/39	15	16
Pool #783176,
4.00%, 11/15/40	298	287
Pool #783740,
2.50%, 12/15/27	54	52
Pool #AA5391,
3.50%, 6/15/42	16	16
Pool #AA6089,
3.00%, 2/15/43	214	196
Pool #AB2761,
3.50%, 8/15/42	57	53
Pool #AB2891,
3.00%, 9/15/42	76	70
Pool #AD8781,
3.00%, 3/15/43	175	161
Pool #AD9016,
3.00%, 4/15/43	146	134
Pool #AL1763,
3.50%, 1/15/45	76	72
		5,222
Government National Mortgage Association II – 5.7%
Pool #3570,
6.00%, 6/20/34	22	24
Pool #3665,
5.50%, 1/20/35	58	59
Pool #3852,
6.00%, 5/20/36	10	10
Pool #3879,
6.00%, 7/20/36	27	29
Pool #3910,
6.00%, 10/20/36	14	15
Pool #3994,
5.00%, 6/20/37	8	9
Pool #4018,
6.50%, 8/20/37	36	39
Pool #4026,
5.00%, 9/20/37	13	13
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #4027,
5.50%, 9/20/37	$5	$6
Pool #4040,
6.50%, 10/20/37	8	8
Pool #4098,
5.50%, 3/20/38	43	44
Pool #4116,
6.50%, 4/20/38	17	18
Pool #4170,
6.00%, 6/20/38	33	35
Pool #4194,
5.50%, 7/20/38	73	75
Pool #4243,
5.00%, 9/20/38	18	19
Pool #4244,
5.50%, 9/20/38	21	22
Pool #4245,
6.00%, 9/20/38	12	12
Pool #4269,
6.50%, 10/20/38	17	18
Pool #4290,
5.50%, 11/20/38	14	15
Pool #4344,
6.00%, 1/20/39	25	27
Pool #4345,
6.50%, 1/20/39	19	20
Pool #4425,
5.50%, 4/20/39	44	45
Pool #4559,
5.00%, 10/20/39	89	91
Pool #4561,
6.00%, 10/20/39	54	57
Pool #4617,
4.50%, 1/20/40	26	26
Pool #4619,
5.50%, 1/20/40	101	105
Pool #4713,
4.50%, 6/20/40	74	74
Pool #4747,
5.00%, 7/20/40	67	68
Pool #4881,
3.50%, 12/20/40	286	270

FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #4882,
4.00%, 12/20/40	$643	$622
Pool #4923,
4.50%, 1/20/41	68	68
Pool #5050,
4.00%, 5/20/26	33	32
Pool #5081,
4.00%, 6/20/41	108	104
Pool #5082,
4.50%, 6/20/41	110	110
Pool #5114,
4.00%, 7/20/41	412	398
Pool #5141,
5.00%, 8/20/41	67	68
Pool #5175,
4.50%, 9/20/41	66	66
Pool #5202,
3.50%, 10/20/41	173	163
Pool #5203,
4.00%, 10/20/41	104	101
Pool #5232,
3.50%, 11/20/41	327	308
Pool #5264,
5.50%, 12/20/41	8	8
Pool #5280,
4.00%, 1/20/42	119	114
Pool #5304,
3.50%, 2/20/42	121	114
Pool #5317,
5.50%, 2/20/42	60	63
Pool #5331,
3.50%, 3/20/42	191	180
Pool #626951,
3.00%, 6/20/45	512	451
Pool #737602,
4.00%, 11/20/40	160	155
Pool #752757,
4.50%, 11/20/40	204	201
Pool #755677,
4.00%, 12/20/40	93	90
Pool #766711,
4.00%, 5/20/42	471	457
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #782433,
6.00%, 10/20/38	$47	$50
Pool #783976,
3.50%, 4/20/43	1,419	1,323
Pool #784345,
3.50%, 7/20/47	407	389
Pool #AA5970,
3.00%, 1/20/43	568	514
Pool #AA6149,
3.00%, 3/20/43	569	526
Pool #AA6160,
3.50%, 3/20/43	183	171
Pool #AA6243,
3.50%, 4/20/43	58	54
Pool #AB9443,
3.50%, 11/20/42	242	224
Pool #AD1755,
3.50%, 2/20/43	347	322
Pool #AD8825,
3.50%, 3/20/43	181	168
Pool #AF5097,
4.00%, 8/20/43	477	460
Pool #AJ0645,
3.50%, 7/20/44	149	139
Pool #AJ3643,
4.00%, 10/20/44	384	368
Pool #AO7682,
4.00%, 8/20/45	357	344
Pool #BB6965,
3.50%, 7/20/47	292	273
Pool #BE9902,
4.50%, 6/20/48	95	92
Pool #MA0006,
2.50%, 4/20/27	35	34
Pool #MA0022,
3.50%, 4/20/42	189	178
Pool #MA0088,
3.50%, 5/20/42	428	404
Pool #MA0220,
3.50%, 7/20/42	223	211
Pool #MA0318,
3.50%, 8/20/42	411	388

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA0321,
5.00%, 8/20/42	$100	$101
Pool #MA0391,
3.00%, 9/20/42	954	872
Pool #MA0392,
3.50%, 9/20/42	186	175
Pool #MA0698,
3.00%, 1/20/43	224	204
Pool #MA0826,
3.00%, 3/20/28	48	46
Pool #MA0850,
2.50%, 3/20/43	94	83
Pool #MA0851,
3.00%, 3/20/43	323	295
Pool #MA0933,
3.00%, 4/20/43	391	358
Pool #MA0934,
3.50%, 4/20/43	128	121
Pool #MA1011,
3.00%, 5/20/43	378	346
Pool #MA1012,
3.50%, 5/20/43	345	326
Pool #MA1089,
3.00%, 6/20/43	398	364
Pool #MA1224,
3.50%, 8/20/43	281	265
Pool #MA1285,
3.50%, 9/20/43	166	156
Pool #MA1839,
4.00%, 4/20/44	85	81
Pool #MA1920,
4.00%, 5/20/44	90	86
Pool #MA2224,
4.00%, 9/20/44	502	484
Pool #MA2444,
3.00%, 12/20/44	59	54
Pool #MA2521,
3.50%, 1/20/45	252	235
Pool #MA2522,
4.00%, 1/20/45	109	105
Pool #MA2677,
3.00%, 3/20/45	120	110
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA2753,
3.00%, 4/20/45	$331	$303
Pool #MA2754,
3.50%, 4/20/45	133	124
Pool #MA2891,
3.00%, 6/20/45	367	335
Pool #MA2892,
3.50%, 6/20/45	126	118
Pool #MA2960,
3.00%, 7/20/45	301	275
Pool #MA3034,
3.50%, 8/20/45	366	342
Pool #MA3104,
3.00%, 9/20/45	428	391
Pool #MA3106,
4.00%, 9/20/45	314	303
Pool #MA3172,
3.00%, 10/20/45	79	72
Pool #MA3174,
4.00%, 10/20/45	176	169
Pool #MA3244,
3.50%, 11/20/45	278	259
Pool #MA3245,
4.00%, 11/20/45	646	623
Pool #MA3310,
3.50%, 12/20/45	1,047	975
Pool #MA3378,
4.50%, 1/20/46	416	417
Pool #MA3521,
3.50%, 3/20/46	519	485
Pool #MA3522,
4.00%, 3/20/46	150	144
Pool #MA3596,
3.00%, 4/20/46	295	269
Pool #MA3597,
3.50%, 4/20/46	524	490
Pool #MA3662,
3.00%, 5/20/46	494	449
Pool #MA3663,
3.50%, 5/20/46	313	292
Pool #MA3664,
4.00%, 5/20/46	142	137

FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA3735,
3.00%, 6/20/46	$595	$540
Pool #MA3736,
3.50%, 6/20/46	403	377
Pool #MA3777,
2.50%, 7/20/31	57	52
Pool #MA3778,
3.00%, 7/20/31	74	71
Pool #MA3802,
3.00%, 7/20/46	700	636
Pool #MA3803,
3.50%, 7/20/46	593	554
Pool #MA3873,
3.00%, 8/20/46	268	243
Pool #MA3874,
3.50%, 8/20/46	280	261
Pool #MA3912,
2.50%, 9/20/31	83	77
Pool #MA3936,
3.00%, 9/20/46	615	558
Pool #MA4002,
2.50%, 10/20/46	46	41
Pool #MA4003,
3.00%, 10/20/46	410	371
Pool #MA4067,
2.50%, 11/20/46	384	341
Pool #MA4101,
2.50%, 12/20/31	44	40
Pool #MA4125,
2.50%, 12/20/46	26	23
Pool #MA4196,
3.50%, 1/20/47	420	393
Pool #MA4322,
4.00%, 3/20/47	164	158
Pool #MA4382,
3.50%, 4/20/47	133	124
Pool #MA4509,
3.00%, 6/20/47	648	585
Pool #MA4512,
4.50%, 6/20/47	234	230
Pool #MA4624,
3.00%, 8/20/32	61	58
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA4652,
3.50%, 8/20/47	$553	$516
Pool #MA4718,
3.00%, 9/20/47	1,503	1,356
Pool #MA4719,
3.50%, 9/20/47	861	807
Pool #MA4778,
3.50%, 10/20/47	542	505
Pool #MA4838,
4.00%, 11/20/47	77	74
Pool #MA4900,
3.50%, 12/20/47	545	509
Pool #MA4962,
3.50%, 1/20/48	505	473
Pool #MA4963,
4.00%, 1/20/48	188	180
Pool #MA5021,
4.50%, 2/20/48	256	253
Pool #MA5077,
3.50%, 3/20/48	588	549
Pool #MA5137,
4.00%, 4/20/48	80	77
Pool #MA5191,
3.50%, 5/20/48	344	321
Pool #MA5264,
4.00%, 6/20/48	199	190
Pool #MA5265,
4.50%, 6/20/48	200	197
Pool #MA5266,
5.00%, 6/20/48	272	271
Pool #MA5330,
4.00%, 7/20/48	263	253
Pool #MA5331,
4.50%, 7/20/48	408	400
Pool #MA5398,
4.00%, 8/20/48	186	178
Pool #MA5399,
4.50%, 8/20/48	201	198
Pool #MA5466,
4.00%, 9/20/48	452	432
Pool #MA5467,
4.50%, 9/20/48	235	229

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA5528,
4.00%, 10/20/48	$259	$249
Pool #MA5529,
4.50%, 10/20/48	229	225
Pool #MA5595,
4.00%, 11/20/48	91	87
Pool #MA5653,
5.00%, 12/20/48	302	302
Pool #MA5818,
4.50%, 3/20/49	236	232
Pool #MA5931,
4.00%, 5/20/49	469	449
Pool #MA5985,
3.50%, 6/20/49	495	458
Pool #MA6040,
4.00%, 7/20/49	563	535
Pool #MA6217,
2.50%, 10/20/49	215	188
Pool #MA6218,
3.00%, 10/20/49	806	726
Pool #MA6282,
2.50%, 11/20/49	573	500
Pool #MA6283,
3.00%, 11/20/49	1,219	1,098
Pool #MA6310,
3.00%, 12/20/34	51	48
Pool #MA6337,
2.50%, 12/20/49	170	148
Pool #MA6338,
3.00%, 12/20/49	1,821	1,640
Pool #MA6339,
3.50%, 12/20/49	948	879
Pool #MA6408,
2.50%, 1/20/50	447	390
Pool #MA6409,
3.00%, 1/20/50	523	471
Pool #MA6410,
3.50%, 1/20/50	951	876
Pool #MA6655,
2.50%, 5/20/50	372	325
Pool #MA6709,
2.50%, 6/20/50	1,729	1,513
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA6765,
2.50%, 7/20/50	$1,993	$1,744
Pool #MA6819,
2.50%, 8/20/50	1,104	964
Pool #MA6820,
3.00%, 8/20/50	873	785
Pool #MA6865,
2.50%, 9/20/50	856	752
Pool #MA6866,
3.00%, 9/20/50	5,608	5,041
Pool #MA6930,
2.00%, 10/20/50	1,297	1,097
Pool #MA6931,
2.50%, 10/20/50	2,781	2,425
Pool #MA6994,
2.00%, 11/20/50	1,692	1,430
Pool #MA6995,
2.50%, 11/20/50	2,567	2,233
Pool #MA7051,
2.00%, 12/20/50	2,256	1,906
Pool #MA7052,
2.50%, 12/20/50	1,562	1,362
Pool #MA7135,
2.00%, 1/20/51	2,830	2,391
Pool #MA7136,
2.50%, 1/20/51	1,793	1,564
Pool #MA7164,
2.00%, 2/20/36	421	375
Pool #MA7192,
2.00%, 2/20/51	3,575	3,002
Pool #MA7193,
2.50%, 2/20/51	821	716
Pool #MA7254,
2.00%, 3/20/51	3,959	3,343
Pool #MA7311,
2.00%, 4/20/51	2,431	2,051
Pool #MA7312,
2.50%, 4/20/51	1,534	1,338
Pool #MA7367,
2.50%, 5/20/51	869	756
Pool #MA7417,
2.00%, 6/20/51	4,182	3,526

FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (9)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA7418,
2.50%, 6/20/51	$1,650	$1,436
Pool #MA7471,
2.00%, 7/20/51	3,282	2,756
Pool #MA7472,
2.50%, 7/20/51	2,565	2,231
Pool #MA7588,
2.00%, 9/20/51	1,785	1,503
Pool #MA7589,
2.50%, 9/20/51	3,546	3,083
Pool #MA7648,
2.00%, 10/20/51	1,366	1,150
Pool #MA7649,
2.50%, 10/20/51	1,712	1,488
Pool #MA7704,
2.00%, 11/20/51	1,845	1,552
Pool #MA7705,
2.50%, 11/20/51	1,821	1,581
Pool #MA7880,
2.00%, 2/20/52	1,900	1,595
Pool #MA7881,
2.50%, 2/20/52	1,420	1,233
Pool #MA7988,
3.00%, 4/20/52	1,931	1,723
Pool #MA8042,
2.50%, 5/20/52	1,931	1,676
Pool #MA8267,
4.00%, 9/20/52	1,987	1,882
Pool #MA8268,
4.50%, 9/20/52	993	964
Pool #MA8489,
4.50%, 12/20/52	2,000	1,942
Pool #MA8490,
5.00%, 12/20/52	2,000	1,986
		117,219
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,650	1,726
Total U.S. Government Agencies
(Cost $701,935)		607,631

U.S. GOVERNMENT OBLIGATIONS – 39.2%
U.S. Treasury Bonds – 7.5%
4.38%, 11/15/39	2,000	2,098
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 39.2%continued
U.S. Treasury Bonds – 7.5%continued
1.13%, 5/15/40	$3,500	$2,207
4.38%, 5/15/40	2,000	2,093
1.13%, 8/15/40	4,500	2,816
1.38%, 11/15/40	5,000	3,275
1.88%, 2/15/41	7,000	4,984
2.25%, 5/15/41	5,000	3,786
1.75%, 8/15/41	7,000	4,826
3.75%, 8/15/41	4,000	3,818
2.00%, 11/15/41	5,000	3,596
3.13%, 2/15/42	2,000	1,735
3.25%, 5/15/42	450	397
2.75%, 8/15/42	3,000	2,429
3.38%, 8/15/42	3,500	3,149
2.75%, 11/15/42	4,000	3,229
2.88%, 5/15/43	3,000	2,466
3.63%, 2/15/44	5,000	4,618
3.38%, 5/15/44	3,000	2,664
3.13%, 8/15/44	2,500	2,128
3.00%, 11/15/44	2,500	2,079
2.50%, 2/15/45	3,000	2,276
3.00%, 5/15/45	2,500	2,075
2.88%, 8/15/45	2,000	1,623
3.00%, 11/15/45	1,000	829
2.50%, 2/15/46	3,000	2,263
2.50%, 5/15/46	2,500	1,880
2.25%, 8/15/46	3,000	2,141
2.88%, 11/15/46	1,500	1,212
3.00%, 2/15/47	3,000	2,476
3.00%, 5/15/47	2,500	2,062
2.75%, 8/15/47	3,000	2,360
2.75%, 11/15/47	3,000	2,360
3.00%, 2/15/48	3,500	2,893
3.13%, 5/15/48	3,500	2,966
3.00%, 8/15/48	4,000	3,313
3.38%, 11/15/48	4,000	3,558
3.00%, 2/15/49	4,500	3,738
2.88%, 5/15/49	4,000	3,247
2.25%, 8/15/49	4,000	2,838
2.38%, 11/15/49	4,000	2,918
2.00%, 2/15/50	5,000	3,334
1.25%, 5/15/50	5,000	2,719
1.38%, 8/15/50	6,000	3,369
1.63%, 11/15/50	6,000	3,606

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 39.2%continued
U.S. Treasury Bonds – 7.5%continued
1.88%, 2/15/51	$6,000	$3,851
2.38%, 5/15/51	7,000	5,070
2.00%, 8/15/51	7,000	4,629
1.88%, 11/15/51	5,500	3,519
2.25%, 2/15/52	5,500	3,862
2.88%, 5/15/52	4,800	3,882
3.00%, 8/15/52	5,000	4,158
4.00%, 11/15/52	4,500	4,546
		153,966
U.S. Treasury Notes – 31.7%
0.13%, 1/15/24	10,000	9,537
0.13%, 2/15/24	10,000	9,503
2.38%, 2/29/24	10,000	9,743
0.25%, 3/15/24	10,000	9,484
0.38%, 4/15/24	10,000	9,466
2.50%, 4/30/24	10,000	9,719
2.50%, 5/15/24	10,000	9,710
2.00%, 5/31/24	5,000	4,819
2.50%, 5/31/24	5,000	4,853
2.00%, 6/30/24	10,000	9,621
0.38%, 7/15/24	5,000	4,686
3.00%, 7/31/24	5,000	4,879
0.38%, 8/15/24	5,000	4,673
2.38%, 8/15/24	10,000	9,652
3.25%, 8/31/24	5,000	4,898
1.50%, 9/30/24	5,000	4,750
4.25%, 9/30/24	5,000	4,977
0.63%, 10/15/24	5,000	4,672
0.75%, 11/15/24	10,000	9,339
2.25%, 11/15/24	5,000	4,805
1.50%, 11/30/24	5,000	4,734
4.50%, 11/30/24	5,000	5,003
1.00%, 12/15/24	10,000	9,365
1.38%, 1/31/25	10,000	9,403
2.00%, 2/15/25	5,000	4,760
2.75%, 2/28/25	5,000	4,835
1.75%, 3/15/25	10,000	9,456
2.63%, 4/15/25	5,000	4,816
0.38%, 4/30/25	5,000	4,567
2.13%, 5/15/25	5,000	4,755
2.75%, 5/15/25	5,000	4,825
2.75%, 6/30/25	10,000	9,641
0.25%, 7/31/25	5,000	4,515
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 39.2%continued
U.S. Treasury Notes – 31.7%continued
2.00%, 8/15/25	$5,000	$4,725
3.13%, 8/15/25	5,000	4,858
0.25%, 8/31/25	10,000	9,001
3.00%, 9/30/25	5,000	4,837
4.50%, 11/15/25	10,000	10,069
2.63%, 12/31/25	10,000	9,572
0.38%, 1/31/26	5,000	4,453
1.63%, 2/15/26	5,000	4,629
0.50%, 2/28/26	5,000	4,461
0.75%, 3/31/26	5,000	4,487
0.75%, 4/30/26	10,000	8,950
1.63%, 5/15/26	10,000	9,214
0.88%, 6/30/26	10,000	8,953
0.63%, 7/31/26	10,000	8,847
1.50%, 8/15/26	10,000	9,126
1.63%, 9/30/26	10,000	9,161
1.13%, 10/31/26	10,000	8,956
2.00%, 11/15/26	10,000	9,258
2.25%, 2/15/27	10,000	9,319
1.13%, 2/28/27	10,000	8,904
2.50%, 3/31/27	10,000	9,398
2.75%, 4/30/27	5,000	4,745
0.50%, 5/31/27	10,000	8,587
3.25%, 6/30/27	10,000	9,684
2.75%, 7/31/27	10,000	9,476
2.25%, 8/15/27	10,000	9,265
0.50%, 8/31/27	5,000	4,263
4.13%, 9/30/27	5,000	5,027
4.13%, 10/31/27	5,000	5,027
0.63%, 11/30/27	5,000	4,254
0.63%, 12/31/27	5,000	4,244
0.75%, 1/31/28	5,000	4,259
2.75%, 2/15/28	5,000	4,710
1.25%, 3/31/28	5,000	4,354
2.88%, 5/15/28	5,000	4,727
1.25%, 6/30/28	5,000	4,332
1.00%, 7/31/28	5,000	4,259
2.88%, 8/15/28	5,000	4,718
1.13%, 8/31/28	5,000	4,279
1.25%, 9/30/28	5,000	4,303
3.13%, 11/15/28	5,000	4,779
1.50%, 11/30/28	5,000	4,352
1.38%, 12/31/28	5,000	4,322

FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 39.2%continued
U.S. Treasury Notes – 31.7%continued
2.63%, 2/15/29	$5,000	$4,631
1.88%, 2/28/29	5,000	4,438
2.38%, 3/31/29	5,000	4,557
2.88%, 4/30/29	5,000	4,693
2.38%, 5/15/29	5,000	4,556
2.75%, 5/31/29	5,000	4,656
1.63%, 8/15/29	5,000	4,349
3.88%, 12/31/29	5,000	4,987
1.50%, 2/15/30	5,000	4,272
0.63%, 5/15/30	10,000	7,937
0.63%, 8/15/30	10,000	7,895
0.88%, 11/15/30	10,000	8,018
1.13%, 2/15/31	10,000	8,176
1.63%, 5/15/31	10,000	8,437
1.25%, 8/15/31	10,000	8,136
1.38%, 11/15/31	10,000	8,168
1.88%, 2/15/32	10,000	8,513
2.88%, 5/15/32	13,000	12,023
2.75%, 8/15/32	15,000	13,709
4.13%, 11/15/32	10,000	10,242
		645,998
Total U.S. Government Obligations
(Cost $892,604)		799,964

MUNICIPAL BONDS – 0.8%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	107
California – 0.3%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	184
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	183
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,118
7.63%, 3/1/40	405	511
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8%continued
California – 0.3%continued
7.60%, 11/1/40	$400	$512
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	732
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	328
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	187
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	324
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	350
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	111
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	91
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	158
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(5)	1,000	843
		5,632
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	317
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	31

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8%continued
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	$96	$104
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	66	70
7.06%, 4/1/57	289	293
		467
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	290	321
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	151
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	677
		1,149
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	244
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	102
		346
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	102
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	235
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8%continued
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	$200	$215
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	155
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	149
		519
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	92
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	63
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	216
5.72%, 6/15/42	250	269
New York City Transitional Finance Authority Future Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	290	300
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	103
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	259
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	77

FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8%continued
New York – 0.1%continued
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	$100	$103
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	365
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	209
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	236
		2,292
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	215
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	386
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	191
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(2)	200	165
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	89
		1,046
Oregon – 0.0%
Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,
5.83%, 11/15/34	200	215
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8%continued
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	$200	$200
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	112
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	174
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	200
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	230	241
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	148
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	217
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	211
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	306
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	99
		1,596
Utah – 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	70	68

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8%continued
Virginia – 0.1%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	$1,000	$610
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	83
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	95	100
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	101
		284
Total Municipal Bonds
(Cost $15,534)		15,328

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(12) (13)	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(14) (15)	3,782,705	3,783
Total Investment Companies
(Cost $3,783)		3,783

Total Investments – 99.1%
(Cost $2,289,584)		2,021,450
Other Assets less Liabilities – 0.9%		18,272
NET ASSETS – 100.0%		$2,039,722

(1)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(2)	Century bond maturing in 2111.
(3)	Century bond maturing in 2114.
(4)	Century bond maturing in 2116.
(5)	Century bond maturing in 2112.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(7)	Zero coupon bond.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(11)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(12)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(13)	Issuer has defaulted on terms of debt obligation.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(15)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	1.2%
Corporate Bonds	20.3%
Foreign Issuer Bonds	7.2%

FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
Security Type(1)	% of Net Assets
U.S. Government Agencies	29.8%
U.S. Government Obligations	39.2%
Municipal Bonds	0.8%
Other	0.0%
Investment Companies	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$8,949	$—	$8,949
Commercial Mortgage-Backed Securities	—	23,626	—	23,626
Corporate Bonds(1)	—	414,725	—	414,725
Foreign Issuer Bonds(1)	—	147,444	—	147,444
U.S. Government Agencies(1)	—	607,631	—	607,631
U.S. Government Obligations(1)	—	799,964	—	799,964
Municipal Bonds(1)	—	15,328	—	15,328
Investment Companies	3,783	—	—	3,783
Total Investments	$3,783	$2,017,667	$—	$2,021,450

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$89,071	$367,419	$452,707	$305	$3,783	3,782,705
NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.9%
California – 97.9%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$859
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	2,000	2,122
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,055
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B, Prerefunded,
5.00%, 4/1/23(1)	2,000	2,010
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,819
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3) (4)	16,535	16,357
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.13%, 4/1/25(2) (3) (4)	13,000	12,671
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	3,500	3,444
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3) (4)	1,400	1,405
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
8/1/29(2) (3) (5)	750	782
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	325	341
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	$952	$920
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,705	1,542
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,970	1,931
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,476	1,276
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	730
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	1,026
California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,
4.00%, 7/1/38	465	421
California State Department of VA Home Purchase Taxable Revenue Refunding Bonds, Series A,
0.59%, 6/1/24	1,350	1,269
0.92%, 12/1/25	1,000	897
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
4.00%, 12/1/46	2,350	1,984
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,279
4.00%, 11/1/49	1,900	1,752

FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	$4,000	$4,425
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	5,000	5,413
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	2,868
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(1)	1,200	1,282
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	266
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(2) (3) (4)	2,450	2,391
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,643
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	1,215	1,330
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	1,785	1,819
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(2) (3) (4)	600	599
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/33	$200	$216
5.00%, 11/1/35	670	712
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/39	550	566
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,092
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3) (4)	3,000	2,619
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,368	2,758
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/46	500	425
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	705
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	1,000	1,071
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,416
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	352

NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	$1,500	$1,519
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	6,630	7,418
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/28	2,000	2,223
5.25%, 10/1/39	1,500	1,587
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	1,000	1,016
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,000	966
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	716
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	770
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	1,000	862
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County, Prerefunded,
5.00%, 8/1/23(1)	1,125	1,139
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,437
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,072
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	$3,985	$3,008
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,
3.00%, 8/1/39	2,000	1,715
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	898
2.53%, 6/1/28	1,500	1,280
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	2,500	1,938
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,633
Kern Community College District G.O. Unlimited CABS-BANS,
0.00%, 8/1/23(6)	2,250	2,211
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,164
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,401
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,160
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	2,200	1,887
Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,
5.00%, 8/1/35	650	769
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,781

FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	$3,405	$3,697
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,814
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/33	1,000	1,107
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,568
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,150
5.00%, 5/15/44	1,500	1,534
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Prerefunded,
5.00%, 11/15/31(1)	160	187
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,109
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	1,000	1,024
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	3,435	3,669
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	676
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,979
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	$6,750	$7,061
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	212
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	1,561
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	281
4.00%, 9/1/51	1,000	846
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/27	1,130	1,201
5.00%, 10/1/28	2,770	2,944
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,066
5.00%, 10/1/28	670	714
Moulton-Niguel Water District COPS,
2.25%, 9/1/45	2,800	1,848
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,410
3.00%, 8/1/40	2,325	1,936
3.00%, 8/1/41	2,590	2,123
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,279
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/45	3,000	2,913
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	3,195	3,192
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,043

NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(1)	$3,000	$3,252
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,138
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,862
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	800	681
3.00%, 9/1/40	875	729
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,278
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	1,808
Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),
5.00%, 11/1/24	600	623
5.00%, 11/1/25	1,000	1,053
5.00%, 11/1/26	750	804
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,
5.25%, 11/1/23(1)	150	153
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	622
Sacramento City Unified School District G.O. Unlimited Bonds, Measure Q, Election of 2021 (AGM Insured),
4.00%, 8/1/41	850	839
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	$565	$632
5.00%, 7/1/31	500	558
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	760
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,052
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	927
5.00%, 7/1/37	1,000	1,070
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,107
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	3,380	3,584
San Francisco Bay Area Rapid Transit District Sales TRB, Series A,
3.00%, 7/1/44	2,000	1,582
San Francisco City & County Airports Commission International Airport Revenue Bonds, Second Series B,
5.00%, 5/1/43	1,000	1,003
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	3,000	3,120
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/50	1,355	1,371
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,324
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,424

FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	$375	$380
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,504
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,026
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.30%, 3/1/28	725	597
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,090
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	1,000	1,026
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/36	1,000	1,161
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/40	500	420
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	1,783
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,291
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	784
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(1)	1,145	1,203
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	$1,000	$1,051
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,740
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,168
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	570
5.00%, 3/1/33	600	615
5.00%, 3/1/47	1,125	1,053
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/35	500	495
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	508
5.00%, 10/1/34	600	642
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	645
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	1,220	1,229
University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,
2.46%, 5/15/26	1,785	1,660
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,080
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/31	710	810

NORTHERN FUNDS QUARTERLY REPORT     83    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%continued
California – 97.9%continued
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	$700	$743
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,525
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/37	650	729
5.00%, 6/1/40	575	637
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 9/1/25(1)	1,000	1,063
		273,158
Total Municipal Bonds
(Cost $299,590)		273,158

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(7) (8)	2,450,320	$2,450
Total Investment Companies
(Cost $2,450)		2,450

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
University of California General Revenue Bonds, Series AK, 5.00%, 5/15/23(2) (3) (4)	$1,000	$1,008
	Total Short-Term Investments
	(Cost $1,007)	1,008

	Total Investments – 99.2%
	(Cost $303,047)	276,616
	Other Assets less Liabilities – 0.8%	2,270
	NET ASSETS – 100.0%	$278,886

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(5)	When-Issued Security. Coupon rate is not in effect at December 31, 2022.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

HFA - Housing Finance Authority

MFH - Multi-Family Housing

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	97.9%
Investment Companies	0.9%
Short-Term Investments	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$273,158	$—	$273,158
Investment Companies	2,450	—	—	2,450
Short-Term Investments	—	1,008	—	1,008
Total Investments	$2,450	$274,166	$—	$276,616
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$16,391	$173,848	$187,789	$147	$2,450	2,450,320
NORTHERN FUNDS QUARTERLY REPORT     85    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.2%
California – 94.2%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$530
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	973
Bay Area Toll Authority Subordinate Toll Bridge Revenue Bonds, Series S-4, Prerefunded,
5.25%, 4/1/23(1)	1,250	1,257
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	1,000	1,146
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3) (4)	3,845	3,804
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,659
Berkeley TRANS,
4.00%, 7/25/23	2,000	2,014
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	1,500	1,476
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/23	400	401
4.00%, 12/1/27(2) (3) (4)	600	602
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	857
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	328
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	$952	$919
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,218	1,102
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	493	483
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	738	638
California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,
5.00%, 7/1/54	1,200	1,201
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/50	1,135	959
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
4.00%, 12/1/46	400	338
3.00%, 12/1/51	600	389
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	922
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	232
California State G.O. Unlimited Refunding Bonds,
5.00%, 12/1/26	2,000	2,184
5.00%, 10/1/28	3,000	3,386
5.00%, 9/1/42	1,000	1,116
California State G.O. Unlimited Refunding Bonds, Group B,
5.00%, 10/1/28	790	892

FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	$410	$449
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	590	601
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/47	1,000	1,028
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	638
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	1,000	1,068
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3) (4)	3,500	3,256
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3) (4)	2,000	1,746
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	206
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/49	1,000	678
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	536
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	$1,000	$1,057
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	154
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,013
5.00%, 5/15/43	1,000	1,002
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/51	800	653
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	1,500	1,678
3.00%, 5/15/51	1,225	910
California State University Systemwide Revenue Refunding Bonds, Prerefunded,
5.00%, 11/1/24(1)	180	188
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	444
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	579
6.00%, 8/1/23(1)	1,000	1,018
Chino Valley Unified School District G.O. Limited Bonds, Series B,
5.00%, 8/1/38	1,150	1,267
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,703

NORTHERN FUNDS QUARTERLY REPORT     87    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	$1,000	$963
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	415
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	625	539
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	488
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,394
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	231
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,215
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	1,500	1,162
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,580
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	800	686
Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,
5.00%, 8/1/35	350	414
Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,
5.00%, 9/1/52	500	495
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	$1,600	$1,073
Los Angeles County TRANS,
4.00%, 6/29/23	2,825	2,839
4.00%, 6/30/23	3,500	3,519
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,067
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,068
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	511
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	512
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	4,318
5.00%, 5/15/31	5,000	5,365
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,100
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	538
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	580
5.00%, 7/1/51	1,000	1,072
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/33	1,000	1,150

FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	$1,000	$780
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,564
Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),
4.00%, 10/1/39	500	499
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	120
4.00%, 9/1/51	430	364
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,132
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,
4.00%, 8/1/23	395	397
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 10/1/38	405	460
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,274
Mountain View-Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	505
New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,
3.00%, 8/1/49	1,520	1,136
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	10,000	6,915
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	3,500	3,497
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/42	$1,000	$1,022
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,069
Palm Springs Unified School District G.O. Unlimited Bonds, Series A,
2.00%, 8/1/24	1,000	983
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	5,000	5,778
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	1,865	1,444
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,284
Riverside County TRANS,
5.00%, 6/30/23	2,100	2,122
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	694
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No. 1 of Marin County,
5.00%, 1/1/36	275	285
5.00%, 1/1/37	215	222
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,050
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	56
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	1,000	927

NORTHERN FUNDS QUARTERLY REPORT     89    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	$1,000	$1,040
5.00%, 5/1/42	1,500	1,528
5.00%, 5/1/49	1,000	1,012
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,021
5.00%, 5/1/50	1,500	1,518
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	915	992
5.00%, 5/1/52	1,000	1,014
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	996
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,002
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/52	1,000	955
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	441
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,506
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	762
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	513
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	$500	$564
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,416
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/41	300	248
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,115
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	525
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,826
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	806
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Escrowed to Maturity (AGM Insured),
5.00%, 9/1/32	15	17
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	698
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	257
5.00%, 3/1/33	245	251
5.00%, 3/1/47	500	468
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	680

FIXED INCOME FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.2%continued
California – 94.2%continued
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	$1,000	$1,025
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	891
University of California General Revenue Bonds, Series A,
5.00%, 5/15/38	600	603
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	430	433
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,629
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,170
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	646
5.00%, 8/1/28	620	697
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	300	318
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	692
		154,828
Total Municipal Bonds
(Cost $167,456)		154,828

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(6) (7)	2,883,603	$2,884
Total Investment Companies
(Cost $2,884)		2,884

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.3%
Sacramento Transportation Authority Sales Variable Revenue Refunding Limited Tax Bonds, Series A, Sumitomo Mitsui Banking, 2.63%, 1/10/23(2) (4) (8)	$4,000	$4,000
San Diego Unified School District TRANS, Series A, 4.00%, 6/30/23	1,000	1,005
University of California General Revenue Bonds, Series AK, 5.00%, 5/15/23(2) (3) (4)	500	504
Total Short-Term Investments
(Cost $5,513)		5,509

Total Investments – 99.3%
(Cost $175,853)		163,221
Other Assets less Liabilities – 0.7%		1,132
NET ASSETS – 100.0%		$164,353

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2022 is disclosed.
(8)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT     91    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued	December 31, 2022 (UNAUDITED)
G.O. - General Obligation

HFA - Housing Finance Authority

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	94.2%
Investment Companies	1.8%
Short-Term Investments	3.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$154,828	$—	$154,828
Investment Companies	2,884	—	—	2,884
Short-Term Investments	—	5,509	—	5,509
Total Investments	$2,884	$160,337	$—	$163,221

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,354	$84,498	$93,968	$125	$2,884	2,883,603
FIXED INCOME FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CORE BOND FUND	December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 4.7%
Auto Loan – 0.4%
Exeter Automobile Receivables Trust, Series 2022-6A, Class A2
5.73%, 11/17/25	$90	$90
Westlake Automobile Receivables Trust, Series 2022-3A, Class A2
5.24%, 7/15/25(1)	490	488
		578
Whole Loan – 4.3%
Imperial Fund Mortgage Trust, Series 2022-NQM6, Class A1
(Step to 7.19% on 10/25/26), 6.82%, 10/25/67(1) (2)	472	475
J.P. Morgan Mortgage Trust, Series 2022-4, Class A3
3.00%, 10/25/52(1) (3) (4)	1,057	884
J.P. Morgan Mortgage Trust, Series 2022-6, Class A3
3.00%, 11/25/52(1) (3) (4)	1,068	891
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3) (4)	1,166	974
J.P. Morgan Mortgage Trust, Series 2022-LTV1, Class XS
0.22%, 7/25/52(1)	23,523	217
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3) (4)	849	683
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	796	730
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	467	437
		5,291
Total Asset-Backed Securities
(Cost $6,214)		5,869

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.5%
Non Agency – 1.5%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	1,000	938
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%continued
Non Agency – 1.5%continued
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	$920	$875
		1,813
Total Commercial Mortgage-Backed Securities
(Cost $2,007)		1,813

CORPORATE BONDS – 32.0%
Aerospace & Defense – 0.7%
Boeing (The) Co.,
5.81%, 5/1/50	145	135
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	255	211
Lockheed Martin Corp.,
2.80%, 6/15/50	160	108
Northrop Grumman Corp.,
5.25%, 5/1/50	160	159
Raytheon Technologies Corp.,
1.90%, 9/1/31	160	126
Teledyne Technologies, Inc.,
2.25%, 4/1/28	110	95
		834
Apparel & Textile Products – 0.1%
VF Corp.,
2.95%, 4/23/30	120	100
Asset Management – 1.5%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	176	171
Ares Capital Corp.,
4.25%, 3/1/25	215	204
Ares Finance Co. III LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (5)	513	387
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (5)	92	76
FMR LLC,
6.45%, 11/15/39 (1)	175	180
FS KKR Capital Corp.,
4.13%, 2/1/25	635	598

NORTHERN FUNDS QUARTERLY REPORT     93    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Asset Management – 1.5%continued
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	$300	$255
		1,871
Automotive – 0.2%
Toyota Motor Credit Corp.,
3.05%, 3/22/27	290	271
Banking – 2.5%
Bank of America Corp.,
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (5)	100	82
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (5)	120	96
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (5)	510	409
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	294	231
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (5)	190	174
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (5)	192	177
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (5)	275	218
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (5)	180	180
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (5)	300	278
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (5)	217	167
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (5)	510	488
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (5)	110	102
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.37%), 4.12%, 6/6/28 (5)	260	248
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	220	194
		3,044
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Beverages – 0.3%
Coca-Cola (The) Co.,
7.38%, 7/29/93	$72	$91
Constellation Brands, Inc.,
2.88%, 5/1/30	195	166
Pernod Ricard International Finance LLC,
1.25%, 4/1/28 (1)	200	166
		423
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
4.25%, 11/21/49	115	97
Amgen, Inc.,
2.20%, 2/21/27	315	283
2.30%, 2/25/31	135	110
3.00%, 1/15/52	165	106
Bristol-Myers Squibb Co.,
2.95%, 3/15/32	330	289
Gilead Sciences, Inc.,
2.60%, 10/1/40	185	130
Pfizer, Inc.,
3.45%, 3/15/29	330	311
		1,326
Cable & Satellite – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	125	118
6.38%, 10/23/35	575	563
5.50%, 4/1/63	105	80
Comcast Corp.,
4.15%, 10/15/28	330	317
1.50%, 2/15/31	147	115
Time Warner Cable LLC,
5.88%, 11/15/40	200	175
		1,368
Chemicals – 0.5%
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	350	325
LYB International Finance III LLC,
2.25%, 10/1/30	100	79
NewMarket Corp.,
2.70%, 3/18/31	165	130

FIXED INCOME FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Chemicals – 0.5%continued
RPM International, Inc.,
4.55%, 3/1/29	$130	$121
		655
Commercial Support Services – 0.1%
Waste Connections, Inc.,
3.20%, 6/1/32	150	129
Construction Materials – 0.1%
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	150	124
Consumer Services – 0.0%
President and Fellows of Harvard College,
4.88%, 10/15/40	50	50
Containers & Packaging – 0.1%
Packaging Corp. of America,
3.40%, 12/15/27	109	100
Diversified Industrials – 0.4%
Honeywell International, Inc.,
4.95%, 2/15/28	400	406
Parker-Hannifin Corp.,
4.50%, 9/15/29	74	71
		477
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
4.70%, 12/1/32	330	328
Electric & Gas Marketing & Trading – 0.2%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	330	298
Electric Utilities – 3.3%
AES (The) Corp.,
1.38%, 1/15/26	340	302
Ameren Corp.,
3.50%, 1/15/31	250	222
Appalachian Power Co.,
4.50%, 3/1/49	160	133
Avangrid, Inc.,
3.80%, 6/1/29	132	120
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	170	132
CenterPoint Energy, Inc.,
2.95%, 3/1/30	207	178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Electric Utilities – 3.3%continued
Duke Energy Corp.,
4.20%, 6/15/49	$92	$73
Duke Energy Progress LLC,
3.40%, 4/1/32	330	293
Entergy Louisiana LLC,
2.90%, 3/15/51	300	193
Entergy Texas, Inc.,
1.75%, 3/15/31	145	114
Eversource Energy,
1.65%, 8/15/30	167	130
Exelon Corp.,
5.63%, 6/15/35	380	387
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	100	93
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	155	128
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	115	95
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	330	312
4.95%, 9/15/52 (1)	47	46
Pacific Gas and Electric Co.,
4.55%, 7/1/30	118	107
Public Service Co. of Colorado,
3.70%, 6/15/28	330	315
San Diego Gas & Electric Co.,
1.70%, 10/1/30	200	159
Southern (The) Co.,
3.70%, 4/30/30	155	140
Virginia Electric and Power Co.,
2.40%, 3/30/32	330	268
Xcel Energy, Inc.,
2.60%, 12/1/29	115	98
		4,038
Electrical Equipment – 0.3%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	147	113
Hubbell, Inc.,
2.30%, 3/15/31	120	96
Keysight Technologies, Inc.,
3.00%, 10/30/29	140	122

NORTHERN FUNDS QUARTERLY REPORT     95    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Electrical Equipment – 0.3%continued
Vontier Corp.,
2.40%, 4/1/28	$125	$100
		431
Entertainment Content – 0.5%
Discovery Communications LLC,
3.63%, 5/15/30	150	124
Paramount Global,
3.70%, 6/1/28	145	130
4.95%, 5/19/50	135	99
Take-Two Interactive Software, Inc.,
3.70%, 4/14/27	94	89
Walt Disney (The) Co.,
2.20%, 1/13/28	127	113
Warnermedia Holdings, Inc.,
5.14%, 3/15/52 (1)	110	80
		635
Food – 1.0%
Campbell Soup Co.,
2.38%, 4/24/30	160	133
Conagra Brands, Inc.,
1.38%, 11/1/27	200	167
Flowers Foods, Inc.,
2.40%, 3/15/31	120	97
Hormel Foods Corp.,
1.80%, 6/11/30	165	134
McCormick & Co., Inc.,
1.85%, 2/15/31	220	171
Nestle Holdings, Inc.,
4.70%, 1/15/53 (1)	286	270
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	155	111
Tyson Foods, Inc.,
4.35%, 3/1/29	155	148
		1,231
Funds & Trusts – 0.2%
Blackstone Private Credit Fund,
2.63%, 12/15/26	320	265
Gas & Water Utilities – 0.4%
NiSource, Inc.,
3.60%, 5/1/30	200	179
Southern California Gas Co.,
2.60%, 6/15/26	200	185
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Gas & Water Utilities – 0.4%continued
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	$190	$146
		510
Health Care Facilities & Services – 1.3%
Cigna Corp.,
1.25%, 3/15/26	330	294
2.38%, 3/15/31	120	99
3.40%, 3/15/50	160	114
Elevance Health, Inc.,
4.55%, 5/15/52	316	276
Humana, Inc.,
3.70%, 3/23/29	190	174
3.95%, 8/15/49	160	127
UnitedHealth Group, Inc.,
4.00%, 5/15/29	270	258
2.30%, 5/15/31	155	130
Universal Health Services, Inc.,
2.65%, 1/15/32	155	119
		1,591
Home Construction – 0.4%
D.R. Horton, Inc.,
1.30%, 10/15/26	185	159
1.40%, 10/15/27	150	126
Masco Corp.,
1.50%, 2/15/28	110	91
MDC Holdings, Inc.,
6.00%, 1/15/43	105	86
		462
Household Products – 0.7%
Clorox (The) Co.,
4.60%, 5/1/32	264	255
GSK Consumer Healthcare Capital U.S. LLC,
3.38%, 3/24/27	280	261
4.00%, 3/24/52	174	137
Kimberly-Clark Corp.,
2.00%, 11/2/31	330	266
		919
Institutional Financial Services – 1.5%
CME Group, Inc.,
2.65%, 3/15/32	136	115

FIXED INCOME FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Institutional Financial Services – 1.5%continued
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.41%), 3.10%, 2/24/33 (5)	$510	$415
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	185	141
2.75%, 10/15/32	225	170
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (5)	275	256
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (5)	187	164
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (5)	270	224
(Variable, U.S. SOFR + 1.29%), 2.94%, 1/21/33 (5)	183	149
(Variable, U.S. SOFR + 2.08%), 4.89%, 7/20/33 (5)	150	141
Nasdaq, Inc.,
1.65%, 1/15/31	160	123
		1,898
Insurance – 0.7%
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	315	277
Brown & Brown, Inc.,
2.38%, 3/15/31	135	103
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	100	96
Corebridge Financial, Inc.,
4.40%, 4/5/52 (1)	106	85
Primerica, Inc.,
2.80%, 11/19/31	130	106
Progressive (The) Corp.,
3.70%, 3/15/52	265	204
		871
Machinery – 0.7%
CNH Industrial Capital LLC,
1.88%, 1/15/26	615	558
Eaton Corp.,
4.15%, 3/15/33	130	121
John Deere Capital Corp.,
3.90%, 6/7/32	140	131
Xylem, Inc.,
2.25%, 1/30/31	120	98
		908
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Medical Equipment & Devices – 0.7%
Agilent Technologies, Inc.,
2.30%, 3/12/31	$510	$412
Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	34	32
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32 (1)	360	374
		818
Oil & Gas Producers – 1.8%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	120	113
BP Capital Markets America, Inc.,
1.75%, 8/10/30	130	104
3.00%, 3/17/52	330	219
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/29	190	172
Energy Transfer L.P.,
3.90%, 7/15/26	285	269
EOG Resources, Inc.,
4.38%, 4/15/30	330	320
Marathon Petroleum Corp.,
3.80%, 4/1/28	157	145
MPLX L.P.,
4.50%, 4/15/38	200	169
ONEOK, Inc.,
4.00%, 7/13/27	150	141
6.10%, 11/15/32	140	141
Phillips 66,
2.15%, 12/15/30	200	161
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	160	149
Williams (The) Cos., Inc.,
3.50%, 10/15/51	100	69
		2,172
Oil & Gas Services & Equipment – 0.6%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.14%, 11/7/29	330	292
4.08%, 12/15/47	85	67
Halliburton Co.,
2.92%, 3/1/30	100	86
5.00%, 11/15/45	100	89
NOV, Inc.,
3.60%, 12/1/29	155	136

NORTHERN FUNDS QUARTERLY REPORT     97    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Oil & Gas Services & Equipment – 0.6%continued
Schlumberger Investment S.A.,
2.65%, 6/26/30	$100	$86
		756
Real Estate Investment Trusts – 2.6%
American Tower Corp.,
3.13%, 1/15/27	230	211
AvalonBay Communities, Inc.,
2.30%, 3/1/30	100	83
Boston Properties L.P.,
2.55%, 4/1/32	220	168
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	145	127
Corporate Office Properties L.P.,
2.90%, 12/1/33	311	222
Crown Castle, Inc.,
1.05%, 7/15/26	370	320
Equinix, Inc.,
3.20%, 11/18/29	123	107
2.50%, 5/15/31	140	113
Essex Portfolio L.P.,
2.65%, 3/15/32	180	142
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	106	85
Healthpeak Properties, Inc.,
3.25%, 7/15/26	165	156
KRC Interim Corp.,
3.20%, 4/1/32	211	175
Office Properties Income Trust,
2.65%, 6/15/26	275	213
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	100	77
Realty Income Corp.,
3.40%, 1/15/28	90	83
Safehold Operating Partnership L.P.,
2.85%, 1/15/32	154	117
Simon Property Group L.P.,
3.80%, 7/15/50	330	242
STORE Capital Corp.,
2.75%, 11/18/30	100	77
VICI Properties L.P.,
5.13%, 5/15/32	100	93
Welltower, Inc.,
2.70%, 2/15/27	100	90
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Real Estate Investment Trusts – 2.6%continued
3.85%, 6/15/32	$90	$77
Weyerhaeuser Co.,
4.00%, 11/15/29	205	188
		3,166
Retail - Consumer Staples – 0.2%
7-Eleven, Inc.,
1.80%, 2/10/31 (1)	120	92
Dollar Tree, Inc.,
3.38%, 12/1/51	159	107
		199
Retail - Discretionary – 0.4%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	115	97
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	116	75
Lowe's Cos., Inc.,
4.25%, 4/1/52	95	76
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	87	84
Tractor Supply Co.,
1.75%, 11/1/30	195	150
		482
Semiconductors – 0.6%
KLA Corp.,
5.65%, 11/1/34	115	114
4.95%, 7/15/52	500	468
Qorvo, Inc.,
3.38%, 4/1/31 (1)	155	124
Skyworks Solutions, Inc.,
1.80%, 6/1/26	45	40
		746
Software – 0.8%
Fortinet, Inc.,
1.00%, 3/15/26	120	105
2.20%, 3/15/31	205	158
Oracle Corp.,
5.80%, 11/10/25	120	123
2.30%, 3/25/28	150	130
Roper Technologies, Inc.,
3.80%, 12/15/26	110	106
2.00%, 6/30/30	175	141

FIXED INCOME FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Software – 0.8%continued
VMware, Inc.,
1.80%, 8/15/28	$180	$147
Workday, Inc.,
3.70%, 4/1/29	140	128
		1,038
Specialty Finance – 0.7%
Air Lease Corp.,
1.88%, 8/15/26	185	161
2.20%, 1/15/27	314	274
2.10%, 9/1/28	120	98
3.00%, 2/1/30	130	109
Ally Financial, Inc.,
2.20%, 11/2/28	138	108
GATX Corp.,
3.10%, 6/1/51	125	75
		825
Technology Hardware – 0.5%
Dell International LLC/EMC Corp.,
8.10%, 7/15/36	54	61
3.45%, 12/15/51 (1)	173	107
Jabil, Inc.,
1.70%, 4/15/26	260	230
Motorola Solutions, Inc.,
2.30%, 11/15/30	140	110
Western Digital Corp.,
2.85%, 2/1/29	211	163
		671
Technology Services – 1.0%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	118	100
Equifax, Inc.,
3.10%, 5/15/30	135	114
Global Payments, Inc.,
2.90%, 5/15/30	125	103
Moody's Corp.,
4.25%, 2/1/29	157	151
3.75%, 2/25/52	106	81
PayPal Holdings, Inc.,
4.40%, 6/1/32	330	312
S&P Global, Inc.,
2.90%, 3/1/32 (1)	330	282
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.0% continued
Technology Services – 1.0%continued
Western Union (The) Co.,
2.75%, 3/15/31	$180	$137
		1,280
Telecommunications – 0.6%
AT&T, Inc.,
3.55%, 9/15/55	105	70
T-Mobile U.S.A., Inc.,
3.40%, 10/15/52	160	108
3.60%, 11/15/60	277	185
Verizon Communications, Inc.,
2.10%, 3/22/28	180	157
2.55%, 3/21/31	215	177
		697
Tobacco & Cannabis – 0.4%
Altria Group, Inc.,
3.40%, 2/4/41	485	322
Philip Morris International, Inc.,
1.75%, 11/1/30	160	126
		448
Transportation & Logistics – 0.9%
Burlington Northern Santa Fe LLC,
2.88%, 6/15/52	330	222
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	279	277
Norfolk Southern Corp.,
3.70%, 3/15/53	106	80
Ryder System, Inc.,
4.30%, 6/15/27	180	173
Southwest Airlines Co.,
5.13%, 6/15/27	175	173
Union Pacific Corp.,
2.38%, 5/20/31	108	91
3.50%, 2/14/53	159	119
		1,135
Total Corporate Bonds
(Cost $46,575)		39,590

NORTHERN FUNDS QUARTERLY REPORT     99    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 8.5%
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.75%, 5/12/28 (1) (5)	$360	$345
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.10%, 2/11/32 (1) (5)	200	150
		495
Banking – 2.8%
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (5)	200	194
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	322	291
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (5)	200	186
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	200	194
BPCE S.A.,
3.50%, 10/23/27 (1)	185	166
(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (5)	167	126
Credit Agricole S.A.,
3.25%, 1/14/30 (1)	125	102
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (5)	139	118
(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (5)	367	279
HSBC Holdings PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (5)	165	143
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32 (5)	154	118
ING Groep N.V.,
(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (5)	200	187
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Banking – 2.8%continued
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (5)	$190	$177
Nationwide Building Society,
1.50%, 10/13/26 (1)	330	285
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (5)	250	224
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (5)	227	193
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (5)	120	93
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 4.03%, 1/21/43 (1) (5)	152	104
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (5)	165	143
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (5)	135	116
		3,439
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	161	140
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	154
		294
Biotechnology & Pharmaceuticals – 0.5%
Astrazeneca Finance LLC,
1.75%, 5/28/28	330	284
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	330	317
		601
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	100	96

FIXED INCOME FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
E-Commerce Discretionary – 0.1%
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	$280	$180
Forestry, Paper & Wood Products – 0.1%
Suzano Austria GmbH,
3.13%, 1/15/32	211	165
Institutional Financial Services – 0.1%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31(1) (5)	117	91
Internet Media & Services – 0.1%
Prosus N.V.,
3.83%, 2/8/51(1)	180	110
Medical Equipment & Devices – 0.2%
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	210	179
Smith & Nephew PLC,
2.03%, 10/14/30	142	111
		290
Metals & Mining – 0.4%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	50	51
Glencore Funding LLC,
1.63%, 4/27/26 (1)	315	279
3.88%, 10/27/27 (1)	115	107
Vale Overseas Ltd.,
3.75%, 7/8/30	100	88
		525
Oil & Gas Producers – 0.6%
Enbridge, Inc.,
1.60%, 10/4/26	64	56
QatarEnergy Trading LLC,
3.13%, 7/12/41 (1)	31	24
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	210	168
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	200	177
TotalEnergies Capital S.A.,
3.88%, 10/11/28	330	319
		744
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Semiconductors – 0.2%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	$326	$309
Sovereign Government – 0.4%
Indonesia Government International Bond,
3.85%, 10/15/30	200	187
Peruvian Government International Bond,
2.84%, 6/20/30	150	127
Philippine Government International Bond,
3.75%, 1/14/29	125	119
		433
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	205	180
4.63%, 10/15/27	185	172
3.40%, 10/29/33	53	40
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	295	253
		645
Technology Hardware – 0.2%
Lenovo Group Ltd.,
3.42%, 11/2/30 (1)	105	84
Xiaomi Best Time International Ltd.,
4.10%, 7/14/51 (1)	259	151
		235
Technology Services – 0.2%
RELX Capital, Inc.,
4.75%, 5/20/32	200	193
Telecommunications – 0.6%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	165	141
NTT Finance Corp.,
4.37%, 7/27/27 (1)	324	316
Orange S.A.,
5.38%, 1/13/42	100	97
Rogers Communications, Inc.,
2.90%, 11/15/26	200	184
		738

NORTHERN FUNDS QUARTERLY REPORT     101    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Tobacco & Cannabis – 0.7%
BAT Capital Corp.,
4.70%, 4/2/27	$630	$604
Imperial Brands Finance PLC,
6.13%, 7/27/27 (1)	113	113
Reynolds American, Inc.,
5.85%, 8/15/45	155	133
		850
Transportation & Logistics – 0.1%
Canadian Pacific Railway Co.,
3.10%, 12/2/51	103	70
Total Foreign Issuer Bonds
(Cost $12,328)		10,503

U.S. GOVERNMENT AGENCIES – 29.7% (6)
Fannie Mae – 18.5%
Pool #535714,
7.50%, 1/1/31	3	3
Pool #555599,
7.00%, 4/1/33	6	6
Pool #555691,
5.00%, 7/1/33	144	147
Pool #712130,
7.00%, 6/1/33	4	4
Pool #889641,
5.50%, 8/1/37	124	129
Pool #995802,
5.50%, 12/1/35	122	126
Pool #AB5209,
3.00%, 5/1/32	245	230
Pool #AD0248,
5.50%, 11/1/37	223	231
Pool #AD0494,
5.50%, 8/1/37	130	134
Pool #AD0925,
5.00%, 4/1/40	107	109
Pool #AL0065,
4.50%, 4/1/41	411	408
Pool #AL5119,
4.00%, 4/1/34	138	133
Pool #AL6041,
4.00%, 8/1/33	743	720
Pool #AL7497,
3.50%, 9/1/40	230	216
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (6)continued
Fannie Mae – 18.5%continued
Pool #AL8352,
3.00%, 10/1/44	$269	$246
Pool #AQ5150,
2.50%, 11/1/42	699	603
Pool #AS3655,
4.50%, 10/1/44	146	143
Pool #AS5722,
3.50%, 9/1/45	71	66
Pool #AS6520,
3.50%, 1/1/46	252	233
Pool #AS6730,
3.50%, 2/1/46	315	294
Pool #AS7088,
2.50%, 5/1/31	107	100
Pool #AS7568,
4.50%, 7/1/46	438	431
Pool #AS8576,
4.50%, 12/1/46	162	159
Pool #AS8984,
4.50%, 3/1/47	97	95
Pool #BD7081,
4.00%, 3/1/47	375	355
Pool #BH6175,
3.50%, 7/1/47	83	78
Pool #BJ0686,
4.00%, 4/1/48	131	125
Pool #BM1761,
4.00%, 8/1/44	133	128
Pool #BM4056,
4.00%, 3/1/45	161	155
Pool #BM5168,
2.50%, 6/1/46	314	271
Pool #BM5969,
3.00%, 11/1/46	973	886
Pool #BM5984,
5.00%, 5/1/49	76	76
Pool #BM5996,
5.00%, 12/1/48	51	51
Pool #BR4694,
2.00%, 3/1/51	624	511
Pool #BW9921,
5.00%, 10/1/52	559	553

FIXED INCOME FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (6)continued
Fannie Mae – 18.5%continued
Pool #CA5700,
2.50%, 5/1/50	$1,373	$1,181
Pool #CA6422,
3.00%, 7/1/50	371	327
Pool #FM1303,
3.00%, 1/1/48	496	445
Pool #FM1472,
3.50%, 3/1/34	64	62
Pool #FM1572,
3.00%, 9/1/48	130	117
Pool #FM2053,
3.50%, 8/1/44	714	669
Pool #FM2671,
4.00%, 1/1/48	109	104
Pool #FM2921,
2.50%, 4/1/50	1,900	1,625
Pool #FM3173,
3.50%, 7/1/47	402	376
Pool #FM3201,
3.50%, 4/1/34	167	161
Pool #FM3266,
3.00%, 4/1/48	861	785
Pool #FM3727,
3.00%, 7/1/50	308	272
Pool #FM4491,
3.50%, 12/1/36	922	884
Pool #FM5237,
5.00%, 7/1/47	177	181
Pool #FM5383,
4.00%, 6/1/45	500	481
Pool #FM6555,
2.00%, 4/1/51	618	506
Pool #FS1251,
3.50%, 4/1/52	1,560	1,426
Pool #FS3063,
4.50%, 10/1/52	436	422
Pool #FS3120,
5.00%, 9/1/52	767	757
Pool #FS3231,
2.00%, 3/1/52	688	568
Pool #FS3384,
4.50%, 10/1/50	620	609
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (6)continued
Fannie Mae – 18.5%continued
Pool #MA2232,
3.50%, 4/1/35	$212	$203
Pool #MA2864,
3.50%, 1/1/47	314	293
Pool #MA3088,
4.00%, 8/1/47	223	214
Pool #MA3183,
4.00%, 11/1/47	436	418
Pool #MA3184,
4.50%, 11/1/47	420	413
Pool #MA3211,
4.00%, 12/1/47	454	435
Pool #MA3448,
5.00%, 8/1/48	120	121
Pool #MA4186,
3.00%, 10/1/35	135	127
Pool #MA4305,
2.00%, 4/1/51	617	505
		22,842
Freddie Mac – 8.7%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	444	433
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	235	234
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 4.05%, 9/1/37(4)	4	4
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 4.34%, 11/1/37(4)	9	9
Pool #RA3913,
2.50%, 11/1/50	2,253	1,944
Pool #RD5026,
3.00%, 4/1/30	72	68
Pool #SB0084,
3.00%, 2/1/32	382	367
Pool #SB0216,
3.00%, 12/1/32	104	100

NORTHERN FUNDS QUARTERLY REPORT     103    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (6)continued
Freddie Mac – 8.7%continued
Pool #SB0328,
3.00%, 6/1/34	$314	$299
Pool #SB8502,
2.00%, 8/1/35	3,167	2,829
Pool #SD0033,
3.00%, 12/1/47	170	152
Pool #SD1694,
4.50%, 10/1/52	663	641
Pool #SD1703,
5.00%, 9/1/52	933	922
Pool #SD1710,
5.00%, 10/1/52	648	642
Pool #SD1959,
12/1/52(7)	437	449
Pool #ZK7457,
3.50%, 2/1/29	135	132
Pool #ZM4714,
3.50%, 11/1/47	509	473
Pool #ZM5332,
3.00%, 1/1/48	254	227
Pool #ZS4687,
2.50%, 11/1/46	162	140
Pool #ZT1333,
2.50%, 10/1/31	672	629
		10,694
Freddie Mac Gold – 0.9%
Pool #G16396,
3.50%, 2/1/33	82	80
Pool #G60948,
3.00%, 1/1/47	192	172
Pool #Q15842,
3.00%, 2/1/43	365	333
Pool #Q42460,
4.00%, 6/1/46	66	63
Pool #Q44452,
3.00%, 11/1/46	467	418
Pool #Q63667,
4.50%, 5/1/49	99	98
		1,164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (6)continued
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$234	$215
Government National Mortgage Association I – 0.2%
Pool #604183,
5.50%, 4/15/33	2	2
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	298	281
		285
Government National Mortgage Association II – 1.2%
Pool #784801,
3.50%, 6/20/47	302	278
Pool #MA0089,
4.00%, 5/20/42	453	441
Pool #MA0782,
3.00%, 2/20/43	373	341
Pool #MA1287,
4.50%, 9/20/43	80	81
Pool #MA1996,
4.00%, 6/20/44	80	77
Pool #MA2755,
4.00%, 4/20/45	61	59
Pool #MA3666,
5.00%, 5/20/46	154	157
		1,434
Total U.S. Government Agencies
(Cost $39,948)		36,634

U.S. GOVERNMENT OBLIGATIONS – 21.8%
U.S. Treasury Bonds – 7.6%
3.38%, 8/15/42	9,721	8,748
3.00%, 8/15/52	761	632
		9,380
U.S. Treasury Notes – 12.1%
4.50%, 11/30/24	3,676	3,678
4.50%, 11/15/25	6,422	6,466
3.88%, 11/30/27	3,449	3,436
4.13%, 11/15/32	1,338	1,370
		14,950

FIXED INCOME FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 21.8%continued
U.S. Treasury Strips – 2.1%
1.47%, 2/15/51(8)	$7,762	$2,581
Total U.S. Government Obligations
(Cost $29,358)		26,911

MUNICIPAL BONDS – 0.1%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	100	78
Total Municipal Bonds
(Cost $100)		78

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(9) (10)	1,189,092	$1,189
Total Investment Companies
(Cost $1,189)		1,189

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.2%
U.S. Treasury Bill, 3.30%, 1/5/23(8) (11)	$1,500	$1,500
	Total Short-Term Investments
	(Cost $1,499)	1,500

	Total Investments – 100.5%
	(Cost $139,218)	124,087
	Liabilities less Other Assets – (0.5%)	(565)
	NET ASSETS – 100.0%	$123,522

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Step coupon bond. Rate as of December 31, 2022 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2022.
(8)	Discount rate at the time of purchase.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2022 is disclosed.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     105    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued	December 31, 2022 (UNAUDITED)
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	29	$5,947	Long	3/23	$5
Ultra 10-Year U.S. Treasury Note	(56)	(6,624)	Short	3/23	60
Total					$65
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	4.7%
Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	32.0%
Foreign Issuer Bonds	8.5%
U.S. Government Agencies	29.7%
U.S. Government Obligations	21.8%
Municipal Bonds	0.1%
Investment Companies	1.0%
Short-Term Investments	1.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$5,869	$—	$5,869
Commercial Mortgage-Backed Securities	—	1,813	—	1,813
Corporate Bonds(1)	—	39,590	—	39,590
Foreign Issuer Bonds(1)	—	10,503	—	10,503
U.S. Government Agencies(1)	—	36,634	—	36,634
U.S. Government Obligations(1)	—	26,911	—	26,911
Municipal Bonds	—	78	—	78
Investment Companies	1,189	—	—	1,189
Short-Term Investments	—	1,500	—	1,500
Total Investments	$1,189	$122,898	$—	$124,087
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$65	$—	$—	$65

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$973	$168,650	$168,434	$44	$1,189	1,189,092
FIXED INCOME FUNDS    106    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
FIXED INCOME FUND	December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 4.4%
Auto Loan – 0.4%
Exeter Automobile Receivables Trust, Series 2022-6A, Class A2
5.73%, 11/17/25	$380	$380
Westlake Automobile Receivables Trust, Series 2022-3A, Class A2
5.24%, 7/15/25(1)	1,950	1,943
		2,323
Whole Loan – 4.0%
Angel Oak Mortgage Trust, Series 2022-5, Class A1
(Step to 4.54% on 8/25/26), 4.50%, 5/25/67(1) (2)	2,153	2,053
Imperial Fund Mortgage Trust, Series 2022-NQM6, Class A1
(Step to 7.19% on 10/25/26), 6.82%, 10/25/67(1) (2)	1,946	1,957
J.P. Morgan Mortgage Trust, Series 2022-4, Class A3
3.00%, 10/25/52(1) (3) (4)	3,634	3,039
J.P. Morgan Mortgage Trust, Series 2022-6, Class A3
3.00%, 11/25/52(1) (3) (4)	3,618	3,021
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3) (4)	4,081	3,408
J.P. Morgan Mortgage Trust, Series 2022-LTV1, Class XS
0.22%, 7/25/52(1)	99,731	922
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3) (4)	3,324	2,673
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	2,482	2,276
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	1,897	1,776
		21,125
Total Asset-Backed Securities
(Cost $24,771)		23,448

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.5%
Non Agency – 1.5%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	3,900	3,659
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%continued
Non Agency – 1.5%continued
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	$4,530	$4,308
		7,967
Total Commercial Mortgage-Backed Securities
(Cost $8,630)		7,967

CORPORATE BONDS – 33.6%
Aerospace & Defense – 1.0%
Boeing (The) Co.,
5.81%, 5/1/50	590	549
Howmet Aerospace, Inc.,
6.88%, 5/1/25	1,854	1,903
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	975	805
Lockheed Martin Corp.,
2.80%, 6/15/50	590	400
Northrop Grumman Corp.,
5.25%, 5/1/50	590	586
Raytheon Technologies Corp.,
1.90%, 9/1/31	670	528
Teledyne Technologies, Inc.,
2.25%, 4/1/28	350	303
		5,074
Apparel & Textile Products – 0.0%
VF Corp.,
2.95%, 4/23/30	272	227
Asset Management – 2.1%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	614	597
Ares Capital Corp.,
4.25%, 3/1/25	925	877
Ares Finance Co. III LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (5)	2,045	1,544
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (5) (6)	346	287
FMR LLC,
6.45%, 11/15/39 (1)	1,265	1,301

NORTHERN FUNDS QUARTERLY REPORT     107    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Asset Management – 2.1%continued
FS KKR Capital Corp.,
4.13%, 2/1/25	$2,620	$2,465
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	1,465	1,342
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	1,180	1,003
Prospect Capital Corp.,
3.71%, 1/22/26	1,930	1,691
		11,107
Automotive – 0.3%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	613	572
Toyota Motor Credit Corp.,
3.05%, 3/22/27	1,070	999
		1,571
Banking – 2.2%
Bank of America Corp.,
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (5)	1,095	895
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (5)	1,880	1,510
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	1,134	891
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (5)	1,200	1,097
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (5)	1,080	855
First-Citizens Bank & Trust Co.,
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (5)	750	709
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (5)	770	769
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (5)	1,275	1,183
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (5)	700	537
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (5)	1,400	1,339
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Banking – 2.2%continued
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (5)	$307	$285
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.37%), 4.12%, 6/6/28 (5)	830	793
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	960	849
		11,712
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	690	533
Biotechnology & Pharmaceuticals – 0.8%
AbbVie, Inc.,
4.25%, 11/21/49	405	341
Amgen, Inc.,
2.20%, 2/21/27	1,235	1,110
3.00%, 1/15/52	615	395
Bristol-Myers Squibb Co.,
2.95%, 3/15/32	1,120	980
Gilead Sciences, Inc.,
2.60%, 10/1/40	620	436
Pfizer, Inc.,
3.45%, 3/15/29	1,120	1,055
		4,317
Cable & Satellite – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	395	372
6.38%, 10/23/35	2,370	2,320
5.50%, 4/1/63	390	299
Comcast Corp.,
4.15%, 10/15/28	1,120	1,076
1.50%, 2/15/31	593	463
CSC Holdings LLC,
4.63%, 12/1/30 (1)	2,580	1,426
DISH DBS Corp.,
7.75%, 7/1/26	1,120	905

FIXED INCOME FUNDS    108    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Cable & Satellite – 1.4%continued
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	$440	$411
		7,272
Chemicals – 0.4%
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	1,390	1,290
LYB International Finance III LLC,
2.25%, 10/1/30	300	238
NewMarket Corp.,
2.70%, 3/18/31	530	417
RPM International, Inc.,
4.55%, 3/1/29	447	415
		2,360
Commercial Support Services – 0.1%
Waste Connections, Inc.,
3.20%, 6/1/32	600	517
Construction Materials – 0.1%
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	567	470
Consumer Services – 0.0%
President and Fellows of Harvard College,
4.88%, 10/15/40	200	198
Containers & Packaging – 0.1%
Packaging Corp. of America,
3.40%, 12/15/27	585	538
Diversified Industrials – 0.4%
Honeywell International, Inc.,
4.95%, 2/15/28	1,700	1,725
Parker-Hannifin Corp.,
4.50%, 9/15/29	268	257
		1,982
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
4.70%, 12/1/32	1,250	1,242
Electric & Gas Marketing & Trading – 0.2%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	1,120	1,010
Electric Utilities – 2.6%
AES (The) Corp.,
1.38%, 1/15/26	1,275	1,133
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Electric Utilities – 2.6%continued
Appalachian Power Co.,
4.50%, 3/1/49	$585	$485
Avangrid, Inc.,
3.80%, 6/1/29	530	483
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	645	499
CenterPoint Energy, Inc.,
2.95%, 3/1/30	392	338
Duke Energy Progress LLC,
3.40%, 4/1/32	1,120	994
Entergy Louisiana LLC,
2.90%, 3/15/51	1,100	710
Entergy Texas, Inc.,
1.75%, 3/15/31	537	421
Eversource Energy,
1.65%, 8/15/30	250	195
Exelon Corp.,
5.63%, 6/15/35	1,480	1,507
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	370	343
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	305	252
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	415	344
3.63%, 2/15/31 (1)	1,025	780
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	1,120	1,058
4.95%, 9/15/52 (1)	192	187
Pacific Gas and Electric Co.,
4.55%, 7/1/30	333	303
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	660	592
Public Service Co. of Colorado,
3.70%, 6/15/28	1,120	1,068
San Diego Gas & Electric Co.,
1.70%, 10/1/30	765	607
Southern (The) Co.,
3.70%, 4/30/30	475	430
Virginia Electric and Power Co.,
2.40%, 3/30/32	1,120	909

NORTHERN FUNDS QUARTERLY REPORT     109    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Electric Utilities – 2.6%continued
Xcel Energy, Inc.,
2.60%, 12/1/29	$205	$175
		13,813
Electrical Equipment – 0.3%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	572	440
Hubbell, Inc.,
2.30%, 3/15/31	385	307
Keysight Technologies, Inc.,
3.00%, 10/30/29	345	300
Vontier Corp.,
2.40%, 4/1/28	400	320
		1,367
Entertainment Content – 0.4%
Discovery Communications LLC,
3.63%, 5/15/30	500	414
Paramount Global,
4.95%, 5/19/50	810	593
Take-Two Interactive Software, Inc.,
3.70%, 4/14/27	308	290
Walt Disney (The) Co.,
2.20%, 1/13/28	522	465
Warnermedia Holdings, Inc.,
5.14%, 3/15/52 (1)	401	293
		2,055
Food – 1.0%
Campbell Soup Co.,
2.38%, 4/24/30	585	486
Conagra Brands, Inc.,
1.38%, 11/1/27	765	638
Flowers Foods, Inc.,
2.40%, 3/15/31	385	311
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	1,575	1,498
McCormick & Co., Inc.,
1.85%, 2/15/31	705	547
Nestle Holdings, Inc.,
4.70%, 1/15/53 (1)	1,157	1,090
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	620	445
		5,015
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Funds & Trusts – 0.2%
Blackstone Private Credit Fund,
2.63%, 12/15/26	$1,240	$1,028
Gas & Water Utilities – 0.4%
NiSource, Inc.,
3.60%, 5/1/30	500	447
Southern California Gas Co.,
2.60%, 6/15/26	650	603
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	1,160	892
		1,942
Health Care Facilities & Services – 1.5%
Cigna Corp.,
1.25%, 3/15/26	1,050	937
2.38%, 3/15/31	385	316
3.40%, 3/15/50	590	421
DaVita, Inc.,
4.63%, 6/1/30 (1)	3,000	2,408
Elevance Health, Inc.,
4.55%, 5/15/52	1,094	957
Humana, Inc.,
3.70%, 3/23/29	720	660
3.95%, 8/15/49	590	467
UnitedHealth Group, Inc.,
4.00%, 5/15/29	910	870
2.30%, 5/15/31	617	516
Universal Health Services, Inc.,
2.65%, 1/15/32	625	479
		8,031
Home Construction – 0.2%
D.R. Horton, Inc.,
1.30%, 10/15/26	718	618
Masco Corp.,
1.50%, 2/15/28	350	290
MDC Holdings, Inc.,
6.00%, 1/15/43	397	327
		1,235
Household Products – 0.6%
Clorox (The) Co.,
4.60%, 5/1/32	911	879
GSK Consumer Healthcare Capital U.S. LLC,
3.38%, 3/24/27	970	905

FIXED INCOME FUNDS    110    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Household Products – 0.6%continued
4.00%, 3/24/52	$639	$502
Kimberly-Clark Corp.,
2.00%, 11/2/31	1,120	904
		3,190
Institutional Financial Services – 1.5%
CME Group, Inc.,
2.65%, 3/15/32	501	422
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.41%), 3.10%, 2/24/33 (5)	1,880	1,532
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	1,920	1,651
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	716	547
2.75%, 10/15/32	840	634
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (5)	1,160	1,079
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (5)	722	634
(Variable, U.S. SOFR + 1.29%), 2.94%, 1/21/33 (5)	689	559
(Variable, U.S. SOFR + 2.08%), 4.89%, 7/20/33 (5)	390	368
Nasdaq, Inc.,
1.65%, 1/15/31	530	407
		7,833
Insurance – 1.8%
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	1,235	1,086
Brown & Brown, Inc.,
2.38%, 3/15/31	577	441
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	400	383
Corebridge Financial, Inc.,
4.40%, 4/5/52 (1)	394	315
Global Atlantic Fin Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.80%), 4.70%, 10/15/51 (1) (5)	1,291	983
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Insurance – 1.8%continued
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (7)	$2,146	$1,996
Liberty Mutual Group, Inc.,
4.30%, 2/1/61 (1)	1,950	1,190
Ohio National Financial Services, Inc.,
5.80%, 1/24/30 (1)	2,095	1,930
Primerica, Inc.,
2.80%, 11/19/31	425	347
Progressive (The) Corp.,
3.70%, 3/15/52	974	751
		9,422
Machinery – 0.7%
CNH Industrial Capital LLC,
1.88%, 1/15/26	2,285	2,074
Eaton Corp.,
4.15%, 3/15/33	580	541
John Deere Capital Corp.,
3.90%, 6/7/32	580	543
Xylem, Inc.,
2.25%, 1/30/31	575	468
		3,626
Medical Equipment & Devices – 0.6%
Agilent Technologies, Inc.,
2.30%, 3/12/31	1,650	1,334
Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	132	122
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32 (1)	1,533	1,594
		3,050
Metals & Mining – 0.3%
Kaiser Aluminum Corp.,
4.63%, 3/1/28(1)	1,795	1,566
Oil & Gas Producers – 3.0%
Apache Corp.,
5.10%, 9/1/40	1,200	994
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	482	455
BP Capital Markets America, Inc.,
1.75%, 8/10/30	470	376
3.00%, 3/17/52	1,120	743

NORTHERN FUNDS QUARTERLY REPORT     111    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Oil & Gas Producers – 3.0%continued
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/29	$590	$534
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	1,290	1,159
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	1,695	1,476
Energy Transfer L.P.,
3.90%, 7/15/26	1,685	1,593
EQM Midstream Partners L.P.,
6.50%, 7/15/48	2,160	1,619
EQT Corp.,
5.70%, 4/1/28	600	597
Exxon Mobil Corp.,
4.23%, 3/19/40	635	573
Marathon Petroleum Corp.,
3.80%, 4/1/28	392	362
MPLX L.P.,
4.50%, 4/15/38	700	593
ONEOK, Inc.,
4.00%, 7/13/27	625	589
6.10%, 11/15/32	560	564
Ovintiv, Inc.,
6.50%, 8/15/34	1,235	1,248
Phillips 66,
2.15%, 12/15/30	500	401
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	490	455
Williams (The) Cos., Inc.,
3.50%, 10/15/51	400	274
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,491
		16,096
Oil & Gas Services & Equipment – 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.14%, 11/7/29	1,120	992
Halliburton Co.,
2.92%, 3/1/30	400	344
5.00%, 11/15/45	300	267
NOV, Inc.,
3.60%, 12/1/29	440	387
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Oil & Gas Services & Equipment – 0.4%continued
Schlumberger Investment S.A.,
2.65%, 6/26/30	$400	$344
		2,334
Real Estate Investment Trusts – 2.6%
American Tower Corp.,
3.13%, 1/15/27	885	812
AvalonBay Communities, Inc.,
2.30%, 3/1/30	250	208
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	600	526
Corporate Office Properties L.P.,
2.90%, 12/1/33	1,188	846
Crown Castle, Inc.,
1.05%, 7/15/26	1,200	1,038
EPR Properties,
4.50%, 4/1/25	1,500	1,424
4.50%, 6/1/27	2,215	1,942
Equinix, Inc.,
3.20%, 11/18/29	507	442
2.50%, 5/15/31	550	443
Essex Portfolio L.P.,
2.65%, 3/15/32	845	668
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	395	316
Healthpeak Properties, Inc.,
3.25%, 7/15/26	655	620
KRC Interim Corp.,
3.20%, 4/1/32	782	650
Office Properties Income Trust,
2.65%, 6/15/26	1,090	846
Realty Income Corp.,
2.20%, 6/15/28	770	662
Safehold Operating Partnership L.P.,
2.85%, 1/15/32	594	452
Simon Property Group L.P.,
3.80%, 7/15/50	1,120	819
STORE Capital Corp.,
2.75%, 11/18/30	760	585
VICI Properties L.P.,
5.13%, 5/15/32	346	320
Welltower, Inc.,
3.85%, 6/15/32	327	279
		13,898

FIXED INCOME FUNDS    112    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Retail - Consumer Staples – 0.1%
7-Eleven, Inc.,
1.80%, 2/10/31 (1)	$395	$302
Dollar Tree, Inc.,
3.38%, 12/1/51	590	399
		701
Retail - Discretionary – 0.3%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	430	362
Best Buy Co., Inc.,
1.95%, 10/1/30	640	507
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	431	279
Lowe's Cos., Inc.,
4.25%, 4/1/52	355	284
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	317	308
		1,740
Semiconductors – 0.5%
Broadcom, Inc.,
3.50%, 2/15/41 (1)	440	316
KLA Corp.,
4.95%, 7/15/52	1,849	1,730
Qorvo, Inc.,
3.38%, 4/1/31 (1)	610	490
Skyworks Solutions, Inc.,
1.80%, 6/1/26	175	154
		2,690
Software – 0.8%
Fortinet, Inc.,
1.00%, 3/15/26	360	316
2.20%, 3/15/31	750	579
Oracle Corp.,
5.80%, 11/10/25	510	522
Roper Technologies, Inc.,
3.80%, 12/15/26	456	437
2.00%, 6/30/30	690	555
VMware, Inc.,
1.80%, 8/15/28	720	589
4.70%, 5/15/30	1,130	1,054
Workday, Inc.,
3.70%, 4/1/29	445	408
		4,460
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Specialty Finance – 1.2%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 6/15/26 (5) (6)	$1,305	$1,091
1.88%, 8/15/26	725	631
2.20%, 1/15/27	1,189	1,038
2.10%, 9/1/28	490	400
Ally Financial, Inc.,
2.20%, 11/2/28	537	419
GATX Corp.,
3.10%, 6/1/51	395	238
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,950	1,639
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	1,000	939
		6,395
Technology Hardware – 0.5%
Dell International LLC/EMC Corp.,
8.10%, 7/15/36	710	799
3.45%, 12/15/51 (1)	630	388
Jabil, Inc.,
1.70%, 4/15/26	1,025	909
Western Digital Corp.,
2.85%, 2/1/29	786	608
		2,704
Technology Services – 0.9%
Equifax, Inc.,
3.10%, 5/15/30	575	485
Global Payments, Inc.,
2.90%, 5/15/30	1,000	822
Moody's Corp.,
4.25%, 2/1/29	440	422
3.75%, 2/25/52	392	301
PayPal Holdings, Inc.,
4.40%, 6/1/32	1,120	1,058
S&P Global, Inc.,
2.90%, 3/1/32 (1)	1,120	959
Western Union (The) Co.,
2.75%, 3/15/31	580	440
		4,487

NORTHERN FUNDS QUARTERLY REPORT     113    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.6% continued
Telecommunications – 0.6%
AT&T, Inc.,
3.55%, 9/15/55	$390	$261
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	850	708
T-Mobile U.S.A., Inc.,
3.40%, 10/15/52	615	416
3.60%, 11/15/60	1,045	696
Verizon Communications, Inc.,
2.10%, 3/22/28	580	504
2.55%, 3/21/31	710	585
		3,170
Tobacco & Cannabis – 0.3%
Altria Group, Inc.,
3.40%, 2/4/41	1,580	1,049
Philip Morris International, Inc.,
1.75%, 11/1/30	510	400
		1,449
Transportation & Logistics – 0.9%
Burlington Northern Santa Fe LLC,
2.88%, 6/15/52	1,120	753
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	1,130	1,123
Norfolk Southern Corp.,
3.70%, 3/15/53	392	296
Ryder System, Inc.,
4.30%, 6/15/27	410	393
Southwest Airlines Co.,
5.13%, 6/15/27	765	756
Union Pacific Corp.,
2.38%, 5/20/31	405	341
3.50%, 2/14/53	589	442
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	716	682
		4,786
Total Corporate Bonds
(Cost $209,041)		178,213

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 8.3%
Asset Management – 0.1%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.75%, 5/12/28(1) (5)	$820	$786
Banking – 2.4%
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (5)	200	195
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	1,100	995
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (5)	800	743
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (5) (6)	1,221	931
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	200	194
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (5)	630	515
BPCE S.A.,
3.50%, 10/23/27 (1)	575	518
(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (5)	637	480
Credit Agricole S.A.,
3.25%, 1/14/30 (1)	500	409
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (5) (6)	1,800	1,527
(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (5)	529	451
(Variable, U.S. SOFR + 2.76%), 3.73%, 1/14/32 (5)	920	677
(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (5) (8)	1	—

FIXED INCOME FUNDS    114    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.3% continued
Banking – 2.4%continued
HSBC Holdings PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (5) (6)	$545	$471
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32 (5)	593	455
ING Groep N.V.,
(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (5)	200	187
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (5)	800	745
Nationwide Building Society,
1.50%, 10/13/26 (1)	1,300	1,122
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (5) (6)	650	465
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (5)	847	721
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (5) (9)	—	—
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 4.03%, 1/21/43 (1) (5)	566	386
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (5)	615	533
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (5)	135	116
		12,836
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	629	545
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	845	636
		1,181
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.3% continued
Biotechnology & Pharmaceuticals – 0.4%
Astrazeneca Finance LLC,
1.75%, 5/28/28	$1,120	$963
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	1,120	1,077
		2,040
Cable & Satellite – 0.4%
UPC Holding B.V.,
5.50%, 1/15/28(1)	2,625	2,330
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	300	289
E-Commerce Discretionary – 0.1%
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	895	574
Food – 0.3%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	1,825	1,812
Forestry, Paper & Wood Products – 0.2%
Suzano Austria GmbH,
3.13%, 1/15/32	1,274	993
Institutional Financial Services – 0.1%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31(1) (5)	482	375
Internet Media & Services – 0.1%
Prosus N.V.,
3.83%, 2/8/51(1)	645	392
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
3.35%, 3/8/29(9)	—	—
Medical Equipment & Devices – 0.2%
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	750	639
Smith & Nephew PLC,
2.03%, 10/14/30	535	419
		1,058
Metals & Mining – 0.4%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	250	257

NORTHERN FUNDS QUARTERLY REPORT     115    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.3% continued
Metals & Mining – 0.4%continued
Glencore Funding LLC,
1.63%, 4/27/26 (1)	$1,240	$1,097
3.88%, 10/27/27 (1)	630	588
		1,942
Oil & Gas Producers – 0.4%
Enbridge, Inc.,
1.60%, 10/4/26	261	229
QatarEnergy Trading LLC,
3.13%, 7/12/41 (1)	123	95
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	830	662
TotalEnergies Capital S.A.,
3.88%, 10/11/28	1,120	1,084
		2,070
Semiconductors – 0.2%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	1,133	1,073
Sovereign Government – 0.3%
Indonesia Government International Bond,
3.85%, 10/15/30	800	748
Peruvian Government International Bond,
2.84%, 6/20/30	600	506
Philippine Government International Bond,
3.75%, 1/14/29	375	358
		1,612
Specialty Finance – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	760	670
4.63%, 10/15/27	1,000	930
3.40%, 10/29/33	185	141
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	1,220	1,045
goeasy Ltd.,
4.38%, 5/1/26 (1)	1,300	1,151
		3,937
Technology Hardware – 0.2%
Lenovo Group Ltd.,
3.42%, 11/2/30 (1)	425	338
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.3% continued
Technology Hardware – 0.2%continued
Xiaomi Best Time International Ltd.,
4.10%, 7/14/51 (1)	$1,020	$595
		933
Technology Services – 0.1%
RELX Capital, Inc.,
4.75%, 5/20/32	683	659
Telecommunications – 0.8%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	540	461
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	1,685	1,562
NTT Finance Corp.,
4.37%, 7/27/27 (1)	1,220	1,192
Orange S.A.,
5.38%, 1/13/42	250	243
Rogers Communications, Inc.,
2.90%, 11/15/26	600	551
		4,009
Tobacco & Cannabis – 0.5%
BAT Capital Corp.,
4.70%, 4/2/27	2,045	1,963
Imperial Brands Finance PLC,
6.13%, 7/27/27 (1)	403	402
Reynolds American, Inc.,
5.85%, 8/15/45	586	502
		2,867
Transportation & Logistics – 0.1%
Canadian Pacific Railway Co.,
3.10%, 12/2/51	396	268
Total Foreign Issuer Bonds
(Cost $51,239)		44,036

U.S. GOVERNMENT AGENCIES – 25.2% (10)
Fannie Mae – 15.5%
Pool #535714,
7.50%, 1/1/31	10	10
Pool #545003,
8.00%, 5/1/31	1	1
Pool #545437,
7.00%, 2/1/32	20	21

FIXED INCOME FUNDS    116    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.2% (10)continued
Fannie Mae – 15.5%continued
Pool #545556,
7.00%, 4/1/32	$11	$11
Pool #555189,
7.00%, 12/1/32	81	83
Pool #581806,
7.00%, 7/1/31	28	28
Pool #585617,
7.00%, 5/1/31(9)	—	—
Pool #889641,
5.50%, 8/1/37	533	551
Pool #995802,
5.50%, 12/1/35	525	542
Pool #AB5209,
3.00%, 5/1/32	2,118	1,995
Pool #AB9546,
3.50%, 6/1/28	56	54
Pool #AD0248,
5.50%, 11/1/37	958	989
Pool #AD0494,
5.50%, 8/1/37	558	574
Pool #AD0925,
5.00%, 4/1/40	54	54
Pool #AK9457,
3.50%, 3/1/32	105	102
Pool #AL3063,
3.50%, 1/1/28	204	201
Pool #AL5119,
4.00%, 4/1/34	903	875
Pool #AL7497,
3.50%, 9/1/40	1,122	1,051
Pool #AL8352,
3.00%, 10/1/44	2,282	2,079
Pool #AL8876,
3.00%, 10/1/44	331	304
Pool #AO2961,
4.00%, 5/1/42	177	170
Pool #AQ9360,
2.50%, 1/1/28	60	57
Pool #AS1991,
3.50%, 3/1/29	288	279
Pool #AS3655,
4.50%, 10/1/44	547	538
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.2% (10)continued
Fannie Mae – 15.5%continued
Pool #AS6520,
3.50%, 1/1/46	$1,100	$1,018
Pool #AS7088,
2.50%, 5/1/31	1,252	1,173
Pool #AS7568,
4.50%, 7/1/46	672	661
Pool #AS8576,
4.50%, 12/1/46	776	763
Pool #AS8984,
4.50%, 3/1/47	636	626
Pool #BH6175,
3.50%, 7/1/47	453	421
Pool #BJ0686,
4.00%, 4/1/48	522	499
Pool #BJ3524,
4.00%, 11/1/47	1,340	1,280
Pool #BM1761,
4.00%, 8/1/44	190	182
Pool #BM1762,
3.00%, 11/1/45	2,151	1,958
Pool #BM1901,
3.00%, 6/1/45	2,492	2,271
Pool #BM4056,
4.00%, 3/1/45	548	527
Pool #BM5168,
2.50%, 6/1/46	559	482
Pool #BM5969,
3.00%, 11/1/46	4,474	4,078
Pool #BM5984,
5.00%, 5/1/49	137	137
Pool #BM5996,
5.00%, 12/1/48	92	93
Pool #BR4694,
2.00%, 3/1/51	2,567	2,100
Pool #BW9921,
5.00%, 10/1/52	2,196	2,172
Pool #CA5700,
2.50%, 5/1/50	4,764	4,097
Pool #CA6422,
3.00%, 7/1/50	1,505	1,326
Pool #FM1303,
3.00%, 1/1/48	2,111	1,896

NORTHERN FUNDS QUARTERLY REPORT     117    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.2% (10)continued
Fannie Mae – 15.5%continued
Pool #FM1438,
3.00%, 8/1/38	$457	$429
Pool #FM1472,
3.50%, 3/1/34	50	48
Pool #FM1572,
3.00%, 9/1/48	673	604
Pool #FM2671,
4.00%, 1/1/48	350	335
Pool #FM2921,
2.50%, 4/1/50	2,874	2,458
Pool #FM3173,
3.50%, 7/1/47	1,691	1,585
Pool #FM3201,
3.50%, 4/1/34	907	877
Pool #FM3266,
3.00%, 4/1/48	2,773	2,528
Pool #FM3727,
3.00%, 7/1/50	1,539	1,358
Pool #FM4491,
3.50%, 12/1/36	2,753	2,642
Pool #FM5383,
4.00%, 6/1/45	1,983	1,906
Pool #FM6555,
2.00%, 4/1/51	2,541	2,081
Pool #FS1251,
3.50%, 4/1/52	5,720	5,229
Pool #FS3063,
4.50%, 10/1/52	1,260	1,220
Pool #FS3120,
5.00%, 9/1/52	2,990	2,951
Pool #FS3231,
2.00%, 3/1/52	2,800	2,315
Pool #FS3384,
4.50%, 10/1/50	2,670	2,623
Pool #MA0878,
4.00%, 10/1/31	415	402
Pool #MA2522,
3.50%, 2/1/46	1,390	1,294
Pool #MA2642,
3.50%, 6/1/46	1,574	1,464
Pool #MA2864,
3.50%, 1/1/47	881	822
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.2% (10)continued
Fannie Mae – 15.5%continued
Pool #MA3004,
4.00%, 5/1/37	$374	$360
Pool #MA3088,
4.00%, 8/1/47	690	660
Pool #MA3183,
4.00%, 11/1/47	1,730	1,656
Pool #MA3184,
4.50%, 11/1/47	1,393	1,369
Pool #MA3211,
4.00%, 12/1/47	1,816	1,739
Pool #MA3448,
5.00%, 8/1/48	519	520
Pool #MA4186,
3.00%, 10/1/35	497	467
Pool #MA4305,
2.00%, 4/1/51	2,537	2,075
		82,346
Freddie Mac – 6.9%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	1,727	1,683
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	803	799
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 4.05%, 9/1/37(4)	47	46
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 4.34%, 11/1/37(4)	97	94
Pool #RA3913,
2.50%, 11/1/50	8,153	7,037
Pool #RD5026,
3.00%, 4/1/30	474	449
Pool #SB0084,
3.00%, 2/1/32	1,511	1,452
Pool #SB0216,
3.00%, 12/1/32	590	565
Pool #SB0328,
3.00%, 6/1/34	1,274	1,214

FIXED INCOME FUNDS    118    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.2% (10)continued
Freddie Mac – 6.9%continued
Pool #SB8502,
2.00%, 8/1/35	$7,091	$6,333
Pool #SD0033,
3.00%, 12/1/47	761	684
Pool #SD1694,
4.50%, 10/1/52	2,869	2,775
Pool #SD1703,
5.00%, 9/1/52	3,672	3,629
Pool #SD1710,
5.00%, 10/1/52	1,495	1,481
Pool #SD1959,
12/1/52(11)	1,940	1,997
Pool #ZK7457,
3.50%, 2/1/29	1,576	1,541
Pool #ZM4714,
3.50%, 11/1/47	1,665	1,545
Pool #ZM5332,
3.00%, 1/1/48	610	544
Pool #ZS4687,
2.50%, 11/1/46	563	486
Pool #ZT1333,
2.50%, 10/1/31	2,430	2,275
		36,629
Freddie Mac Gold – 1.3%
Pool #A87842,
4.50%, 8/1/39	194	192
Pool #C00910,
7.50%, 1/1/30	66	69
Pool #G07068,
5.00%, 7/1/41	294	300
Pool #G08731,
2.50%, 11/1/46	1,201	1,038
Pool #G15612,
3.50%, 12/1/29	59	58
Pool #G16396,
3.50%, 2/1/33	968	938
Pool #G18643,
2.50%, 5/1/32	86	80
Pool #G60948,
3.00%, 1/1/47	339	304
Pool #G61723,
3.50%, 1/1/43	100	94
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.2% (10)continued
Freddie Mac Gold – 1.3%continued
Pool #Q15842,
3.00%, 2/1/43	$1,564	$1,427
Pool #Q42460,
4.00%, 6/1/46	263	252
Pool #Q44452,
3.00%, 11/1/46	2,320	2,079
Pool #Q63667,
4.50%, 5/1/49	329	323
		7,154
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	991	912
Government National Mortgage Association I – 0.2%
Pool #757013,
3.50%, 12/15/40	1,193	1,124
Government National Mortgage Association II – 1.1%
Pool #784801,
3.50%, 6/20/47	616	568
Pool #MA0089,
4.00%, 5/20/42	1,352	1,317
Pool #MA0782,
3.00%, 2/20/43	2,780	2,541
Pool #MA1996,
4.00%, 6/20/44	252	242
Pool #MA3666,
5.00%, 5/20/46	583	594
Pool #MA4008,
5.50%, 10/20/46	90	94
Pool #MA6870,
5.00%, 9/20/50	507	511
		5,867
Total U.S. Government Agencies
(Cost $146,177)		134,032

U.S. GOVERNMENT OBLIGATIONS – 24.6%
U.S. Treasury Bonds – 9.1%
3.38%, 8/15/42	44,507	40,049
3.00%, 8/15/52	9,722	8,085
		48,134

NORTHERN FUNDS QUARTERLY REPORT     119    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 24.6%continued
U.S. Treasury Notes – 13.7%
4.50%, 11/30/24	$27,993	$28,008
4.50%, 11/15/25	21,823	21,973
3.88%, 11/30/27	17,830	17,762
4.13%, 11/15/32	4,695	4,809
		72,552
U.S. Treasury Strips – 1.8%
1.47%, 2/15/51(12)	29,423	9,782
Total U.S. Government Obligations
(Cost $140,439)		130,468

MUNICIPAL BONDS – 0.1%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	400	311
Total Municipal Bonds
(Cost $400)		311

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(13) (14)	10,143,459	$10,143
Total Investment Companies
(Cost $10,143)		10,143

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.0%
U.S. Treasury Bill, 3.48%, 1/5/23(12) (15)	$5,000	$4,999
	Total Short-Term Investments
	(Cost $4,998)	4,999

	Total Investments – 100.6%
	(Cost $595,838)	533,617
	Liabilities less Other Assets – (0.6%)	(2,955)
	NET ASSETS – 100.0%	$530,662

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Step coupon bond. Rate as of December 31, 2022 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)	Value rounds to less than one thousand.
(9)	Principal Amount and Value rounds to less than one thousand.
(10)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(11)	When-Issued Security. Coupon rate is not in effect at December 31, 2022.
(12)	Discount rate at the time of purchase.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of December 31, 2022 is disclosed.
(15)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    120    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
10-Year U.S. Treasury Note	(113)	$(12,690)	Short	3/23	$80
2-Year U.S. Treasury Note	77	15,791	Long	3/23	13
Total					$93
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	33.6%
Foreign Issuer Bonds	8.3%
U.S. Government Agencies	25.2%
U.S. Government Obligations	24.6%
Municipal Bonds	0.1%
Investment Companies	1.9%
Short-Term Investments	1.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$23,448	$—	$23,448
Commercial Mortgage-Backed Securities	—	7,967	—	7,967
Corporate Bonds(1)	—	178,213	—	178,213
Foreign Issuer Bonds(1)	—	44,036	—	44,036
U.S. Government Agencies(1)	—	134,032	—	134,032
U.S. Government Obligations(1)	—	130,468	—	130,468
Municipal Bonds	—	311	—	311
Investment Companies	10,143	—	—	10,143
Short-Term Investments	—	4,999	—	4,999
Total Investments	$10,143	$523,474	$—	$533,617
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$93	$—	$—	$93

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,641	$430,630	$425,128	$183	$10,143	10,143,459
NORTHERN FUNDS QUARTERLY REPORT     121    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 82.3%
Advertising & Marketing – 0.6%
Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	$8,415	$6,415
CMG Media Corp.,
8.88%, 12/15/27 (1)	11,045	8,314
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	4,205	3,489
		18,218
Aerospace & Defense – 1.6%
Howmet Aerospace, Inc.,
6.88%, 5/1/25	5,260	5,398
Spirit AeroSystems, Inc.,
9.38%, 11/30/29 (1)	6,145	6,469
TransDigm UK Holdings PLC,
6.88%, 5/15/26	12,075	11,791
TransDigm, Inc.,
5.50%, 11/15/27	10,025	9,408
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	3,859	3,926
7.75%, 8/15/25	15,665	13,163
		50,155
Asset Management – 1.0%
Advisor Group Holdings, Inc.,
10.75%, 8/1/27 (1)	11,295	11,427
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	8,745	8,007
4.38%, 2/1/29	7,505	6,346
NFP Corp.,
6.88%, 8/15/28 (1)	6,130	5,053
		30,833
Automotive – 2.9%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	4,675	4,168
Dana, Inc.,
4.25%, 9/1/30	3,735	3,009
Ford Motor Co.,
9.63%, 4/22/30	3,570	4,039
6.10%, 8/19/32	7,785	7,202
4.75%, 1/15/43	3,975	2,855
Ford Motor Credit Co. LLC,
5.58%, 3/18/24	4,368	4,311
4.06%, 11/1/24	2,640	2,536
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Automotive – 2.9%continued
5.13%, 6/16/25	$1,885	$1,812
4.13%, 8/4/25	8,210	7,684
4.39%, 1/8/26	8,710	8,138
4.95%, 5/28/27	7,910	7,379
4.13%, 8/17/27	10,390	9,299
7.35%, 11/4/27	6,930	7,101
5.11%, 5/3/29	7,853	7,111
4.00%, 11/13/30	5,280	4,334
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	7,535	6,344
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	7,245	4,966
		92,288
Beverages – 0.1%
Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	4,230	3,393
Biotechnology & Pharmaceuticals – 1.1%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	8,125	4,265
Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	3,930	2,710
5.00%, 1/30/28 (1)	6,080	2,918
4.88%, 6/1/28 (1)	6,215	3,953
7.25%, 5/30/29 (1)	4,440	2,144
5.25%, 1/30/30 (1)	12,835	6,161
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	8,470	7,330
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1) (4)	8,813	6,698
		36,179
Cable & Satellite – 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	27,477	24,832
6.38%, 9/1/29 (1)	3,880	3,646
4.75%, 2/1/32 (1)	17,920	14,528
4.50%, 5/1/32	6,240	4,971
4.25%, 1/15/34 (1)	6,196	4,573
CSC Holdings LLC,
6.50%, 2/1/29 (1)	15,945	13,035
5.75%, 1/15/30 (1)	11,365	6,410

FIXED INCOME FUNDS    122    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Cable & Satellite – 4.5%continued
4.63%, 12/1/30 (1)	$6,420	$3,548
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	13,345	11,939
DISH DBS Corp.,
7.75%, 7/1/26	21,432	17,321
5.25%, 12/1/26 (1)	5,960	5,020
5.75%, 12/1/28 (1)	5,935	4,737
GCI LLC,
4.75%, 10/15/28 (1)	7,010	5,889
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	6,853	6,408
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	4,575	4,142
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	2,925	1,214
Sirius XM Radio, Inc.,
3.88%, 9/1/31 (1)	15,365	11,987
		144,200
Chemicals – 1.6%
ASP Unifrax Holdings, Inc.,
5.25%, 9/30/28 (1)	3,735	3,005
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	4,790	4,296
Diamond BC B.V.,
4.63%, 10/1/29 (1)	5,400	4,334
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	6,145	5,145
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	6,030	5,517
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	7,410	6,121
Mativ Holdings, Inc.,
6.88%, 10/1/26 (1)	9,885	8,724
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	5,520	5,258
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	6,145	5,039
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Chemicals – 1.6%continued
WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	$4,980	$4,020
		51,459
Commercial Support Services – 1.6%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	4,695	3,993
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	5,400	4,941
6.00%, 6/1/29 (1)	6,883	4,996
APX Group, Inc.,
6.75%, 2/15/27 (1)	7,605	7,320
5.75%, 7/15/29 (1)	6,105	5,054
Covanta Holding Corp.,
5.00%, 9/1/30	7,595	6,133
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	13,440	12,233
Stericycle, Inc.,
3.88%, 1/15/29 (1)	3,880	3,385
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	5,090	4,196
		52,251
Construction Materials – 0.6%
Eco Material Technologies, Inc.,
7.88%, 1/31/27 (1)	8,885	8,456
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	5,910	4,455
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	7,183	7,039
		19,950
Consumer Services – 0.4%
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	9,020	7,258
StoneMor, Inc.,
8.50%, 5/15/29 (1)	7,970	6,376
		13,634
Containers & Packaging – 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	10,795	8,075

NORTHERN FUNDS QUARTERLY REPORT     123    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Containers & Packaging – 1.5%continued
Ball Corp.,
6.88%, 3/15/28	$7,695	$7,904
2.88%, 8/15/30	3,480	2,775
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	4,020	3,824
Crown Americas LLC,
5.25%, 4/1/30 (1)	4,010	3,791
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	8,950	7,466
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	6,542	6,049
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	4,240	4,115
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
4.38%, 10/15/28 (1)	3,840	3,431
		47,430
Electric Utilities – 1.3%
Calpine Corp.,
5.13%, 3/15/28	10,432	9,315
5.00%, 2/1/31 (1)	4,675	3,927
NRG Energy, Inc.,
5.75%, 1/15/28	10,325	9,692
3.88%, 2/15/32 (1)	2,425	1,821
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	4,630	4,154
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	7,360	6,990
4.38%, 5/1/29 (1)	6,080	5,246
		41,145
Electrical Equipment – 0.4%
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	6,520	6,601
7.25%, 6/15/28 (1)	4,770	4,832
		11,433
Engineering & Construction – 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	8,415	7,672
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Engineering & Construction – 0.5%continued
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	$4,980	$4,335
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	4,835	4,258
		16,265
Entertainment Content – 0.6%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	9,081
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	9,775	1,149
6.63%, 8/15/27 (1)	17,925	134
Univision Communications, Inc.,
4.50%, 5/1/29	5,515	4,612
7.38%, 6/30/30 (1)	5,535	5,290
		20,266
Food – 0.5%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	5,610	5,338
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	6,456	5,427
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	8,020	6,529
		17,294
Forestry, Paper & Wood Products – 0.1%
Glatfelter Corp.,
4.75%, 11/15/29(1)	7,180	4,318
Health Care Facilities & Services – 3.0%
AdaptHealth LLC,
6.13%, 8/1/28 (1)	4,875	4,469
5.13%, 3/1/30 (1)	5,870	4,997
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29 (1)	6,285	3,230
6.13%, 4/1/30 (1)	8,835	4,375
5.25%, 5/15/30 (1)	17,480	13,180
DaVita, Inc.,
4.63%, 6/1/30 (1)	10,045	8,063
3.75%, 2/15/31 (1)	5,693	4,249

FIXED INCOME FUNDS    124    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Health Care Facilities & Services – 3.0%continued
Encompass Health Corp.,
4.75%, 2/1/30	$1,675	$1,471
HCA, Inc.,
5.88%, 2/1/29	4,630	4,634
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	8,510	7,191
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	2,131	2,101
10.00%, 4/15/27 (1)	3,716	3,781
Tenet Healthcare Corp.,
6.13%, 10/1/28 (1)	20,495	18,349
4.38%, 1/15/30 (1)	17,520	15,165
		95,255
Home & Office Products – 0.5%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	6,130	5,260
Newell Brands, Inc.,
5.63%, 4/1/36	12,385	10,634
		15,894
Home Construction – 1.6%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	8,040	7,033
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	3,327	2,854
Interface, Inc.,
5.50%, 12/1/28 (1)	4,675	3,860
KB Home,
7.25%, 7/15/30	5,515	5,359
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	8,065	6,231
M/I Homes, Inc.,
3.95%, 2/15/30	11,130	8,987
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	3,160	2,516
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	12,425	10,403
Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	5,610	4,873
		52,116
Household Products – 0.1%
Edgewell Personal Care Co.,
5.50%, 6/1/28(1)	2,810	2,628
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Industrial Intermediate Products – 0.8%
Anagram International, Inc./Anagram Holdings LLC,
10.00%, 8/15/26 (1) (5)	$2,565	$1,693
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	8,145	8,180
9.50%, 1/1/31 (1)	4,035	4,131
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	12,405	10,295
		24,299
Industrial Support Services – 0.9%
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	4,395	3,643
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	4,930	4,314
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	9,090	5,906
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	9,240	7,471
United Rentals North America, Inc.,
6.00%, 12/15/29 (1)	7,735	7,686
		29,020
Institutional Financial Services – 0.8%
Aretec Escrow Issuer, Inc.,
7.50%, 4/1/29 (1)	7,435	6,136
Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	6,710	5,019
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	9,070	4,368
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	12,810	11,017
		26,540
Insurance – 0.9%
Acrisure LLC/Acrisure Finance, Inc.,
4.25%, 2/15/29 (1)	6,190	5,109
AmWINS Group, Inc.,
4.88%, 6/30/29 (1)	8,415	7,137
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (5)	9,654	8,980

NORTHERN FUNDS QUARTERLY REPORT     125    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Insurance – 0.9%continued
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	$5,795	$5,853
Ryan Specialty Group LLC,
4.38%, 2/1/30 (1)	2,320	2,009
		29,088
Internet Media & Services – 1.0%
Endurance International Group Holdings, Inc.,
6.00%, 2/15/29 (1)	5,820	4,001
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	6,405	4,638
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	5,280	3,380
TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	8,640	8,537
Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	10,120	9,715
4.50%, 8/15/29 (1)	3,500	3,049
		33,320
Leisure Facilities & Services – 6.9%
Affinity Gaming,
6.88%, 12/15/27 (1)	5,610	4,756
AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1)	7,775	3,232
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,665	5,014
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	6,640	6,458
8.13%, 7/1/27 (1)	5,585	5,488
4.63%, 10/15/29 (1)	9,215	7,499
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	7,715	7,552
Carnival Corp.,
7.63%, 3/1/26 (1)	8,390	6,650
5.75%, 3/1/27 (1)	11,520	8,226
4.00%, 8/1/28 (1)	7,155	5,834
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	7,785	7,992
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	5,650	3,960
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	7,735	6,644
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Leisure Facilities & Services – 6.9%continued
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	$3,595	$3,042
6.75%, 1/15/30 (1)	8,250	6,654
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	4,945	4,378
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	8,080	5,090
Hilton Domestic Operating Co., Inc.,
5.75%, 5/1/28 (1)	7,385	7,163
International Game Technology PLC,
5.25%, 1/15/29 (1)	9,935	9,258
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	5,700	5,145
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	10,680	9,689
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	6,030	5,131
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	5,985	4,714
5.88%, 2/15/27 (1)	6,005	5,202
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	3,595	2,654
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	4,205	3,322
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	3,040	2,151
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	4,345	3,860
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	2,295	1,855
5.50%, 8/31/26 (1)	4,745	3,986
11.63%, 8/15/27 (1)	6,505	6,521
8.25%, 1/15/29 (1)	5,495	5,522
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	3,760	3,176
Scientific Games International, Inc.,
7.00%, 5/15/28 (1)	10,378	9,900

FIXED INCOME FUNDS    126    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Leisure Facilities & Services – 6.9%continued
Station Casinos LLC,
4.50%, 2/15/28 (1)	$5,090	$4,425
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	6,055	5,923
Viking Cruises Ltd.,
13.00%, 5/15/25 (1)	4,540	4,790
5.88%, 9/15/27 (1)	10,441	8,511
Yum! Brands, Inc.,
5.38%, 4/1/32	8,655	8,017
		219,384
Leisure Products – 0.3%
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	9,585	7,528
Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	4,255	3,124
		10,652
Machinery – 0.8%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	5,470	5,189
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	6,170	5,067
Madison IAQ LLC,
4.13%, 6/30/28 (1)	6,685	5,482
5.88%, 6/30/29 (1)	4,745	3,252
Titan International, Inc.,
7.00%, 4/30/28	7,555	7,133
		26,123
Medical Equipment & Devices – 0.5%
Embecta Corp.,
5.00%, 2/15/30 (1)	4,600	3,893
Medline Borrower L.P.,
5.25%, 10/1/29 (1)	13,425	10,663
		14,556
Metals & Mining – 0.9%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25 (1)	5,412	5,372
Arconic Corp.,
6.13%, 2/15/28 (1)	5,650	5,301
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	5,615	4,382
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Metals & Mining – 0.9%continued
Constellium S.E.,
3.75%, 4/15/29 (1)	$4,105	$3,335
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	6,640	5,337
Novelis Corp.,
4.75%, 1/30/30 (1)	5,280	4,681
		28,408
Oil & Gas Producers – 12.0%
Apache Corp.,
4.25%, 1/15/30	3,735	3,305
5.10%, 9/1/40	10,825	8,971
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	13,645	12,532
California Resources Corp.,
7.13%, 2/1/26 (1)	6,475	6,223
Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	6,255	6,241
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	10,730	10,493
CNX Resources Corp.,
7.38%, 1/15/31 (1)	3,830	3,671
Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	5,585	4,797
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	4,720	4,260
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	10,511	9,775
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	4,135	3,715
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	8,450	7,356
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	3,160	2,850
Earthstone Energy Holdings LLC,
8.00%, 4/15/27 (1)	6,190	5,912
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 4/15/26 (1)	4,694	4,858
EnLink Midstream LLC,
6.50%, 9/1/30 (1)	3,880	3,840

NORTHERN FUNDS QUARTERLY REPORT     127    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Oil & Gas Producers – 12.0%continued
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 8.88%, 12/30/49 (6)	$9,424	$7,838
EQM Midstream Partners L.P.,
6.00%, 7/1/25 (1)	3,002	2,897
4.50%, 1/15/29 (1)	2,740	2,301
7.50%, 6/1/30 (1)	3,840	3,700
4.75%, 1/15/31 (1)	8,800	7,194
EQT Corp.,
7.00%, 2/1/30	5,529	5,734
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	10,330	10,335
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	4,440	4,186
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	5,420	4,965
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	3,840	3,665
Hess Midstream Operations L.P.,
5.50%, 10/15/30 (1)	6,685	6,116
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	7,712	6,979
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	4,980	4,534
ITT Holdings LLC,
6.50%, 8/1/29 (1)	8,695	7,323
Laredo Petroleum, Inc.,
9.50%, 1/15/25	10,505	10,355
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/28/25 (1)	6,527	6,494
Murphy Oil Corp.,
6.38%, 7/15/28	6,120	5,891
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	8,580	7,628
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	10,507	10,232
7.50%, 4/15/26	6,190	4,735
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Oil & Gas Producers – 12.0%continued
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	$4,240	$4,073
NuStar Logistics L.P.,
6.00%, 6/1/26	5,680	5,469
Occidental Petroleum Corp.,
6.95%, 7/1/24	2,059	2,095
5.55%, 3/15/26	8,770	8,737
3.40%, 4/15/26	8,695	8,171
3.50%, 8/15/29	14,375	12,800
6.63%, 9/1/30	21,950	22,683
6.13%, 1/1/31	5,245	5,293
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	11,340	10,121
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	10,201	10,188
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 8.72%, 2/3/23 (3) (6)	5,255	4,519
Range Resources Corp.,
8.25%, 1/15/29	5,420	5,585
4.75%, 2/15/30 (1)	3,455	3,044
SM Energy Co.,
5.63%, 6/1/25	11,410	10,954
Southwestern Energy Co.,
5.70%, 1/23/25	11,843	11,636
5.38%, 2/1/29	9,470	8,779
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 4/30/30	5,025	4,362
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31 (1)	8,910	7,591
Western Midstream Operating L.P.,
4.75%, 8/15/28	8,595	7,908
4.30%, 2/1/30	3,165	2,738
5.45%, 4/1/44	6,645	5,511
		384,158
Oil & Gas Services & Equipment – 1.4%
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	7,850	7,398
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	2,880	2,790
Oceaneering International, Inc.,
6.00%, 2/1/28	8,455	7,752

FIXED INCOME FUNDS    128    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Oil & Gas Services & Equipment – 1.4%continued
Transocean Pontus Ltd.,
6.13%, 8/1/25 (1)	$4,930	$4,830
Transocean Poseidon Ltd.,
6.88%, 2/1/27 (1)	8,225	8,004
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	7,916	7,594
Weatherford International Ltd.,
6.50%, 9/15/28 (1)	5,305	5,200
		43,568
Publishing & Broadcasting – 3.0%
Audacy Capital Corp.,
6.75%, 3/31/29 (1)	5,575	966
Beasley Mezzanine Holdings LLC,
8.63%, 2/1/26 (1)	15,100	9,060
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	7,225	6,247
7.75%, 4/15/28 (1)	4,490	3,278
7.50%, 6/1/29 (1)	3,930	2,886
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	8,685	7,295
Gannett Holdings LLC,
6.00%, 11/1/26 (1)	4,575	3,729
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	7,900	5,693
Gray Television, Inc.,
7.00%, 5/15/27 (1)	6,970	6,181
iHeartCommunications, Inc.,
8.38%, 5/1/27	4,625	3,932
5.25%, 8/15/27 (1)	5,140	4,354
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	5,750	4,832
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	6,080	5,577
Sinclair Television Group, Inc.,
4.13%, 12/1/30 (1)	6,055	4,539
TEGNA, Inc.,
5.00%, 9/15/29	10,404	9,871
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	8,819	7,827
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Publishing & Broadcasting – 3.0%continued
Urban One, Inc.,
7.38%, 2/1/28 (1)	$10,680	$9,028
		95,295
Real Estate Investment Trusts – 2.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	7,620	6,369
Diversified Healthcare Trust,
4.38%, 3/1/31	6,772	4,295
HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	7,595	7,354
IIP Operating Partnership L.P.,
5.50%, 5/25/26	5,160	4,574
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	11,044	9,632
5.25%, 7/15/30 (1)	10,000	8,690
Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	7,480	5,498
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	4,060	3,437
RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29 (1)	2,595	2,238
Service Properties Trust,
5.50%, 12/15/27	10,090	8,689
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	5,700	5,517
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
6.50%, 2/15/29 (1)	4,395	2,912
XHR L.P.,
6.38%, 8/15/25 (1)	2,830	2,721
		71,926
Real Estate Owners & Developers – 0.1%
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	5,610	4,223

NORTHERN FUNDS QUARTERLY REPORT     129    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	$5,705	$5,299
5.88%, 2/15/28 (1)	5,700	5,419
		10,718
Retail - Discretionary – 4.3%
Academy Ltd.,
6.00%, 11/15/27 (1)	8,060	7,716
Asbury Automotive Group, Inc.,
5.00%, 2/15/32 (1)	5,443	4,478
At Home Group, Inc.,
4.88%, 7/15/28 (1)	5,355	3,775
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	1,590	1,694
5.25%, 2/1/28	2,900	2,693
6.63%, 10/1/30 (1)	5,725	5,372
6.75%, 7/1/36	10,210	8,974
Carvana Co.,
5.88%, 10/1/28 (1)	5,200	2,030
Group 1 Automotive, Inc.,
4.00%, 8/15/28 (1)	3,115	2,637
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	9,230	7,721
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	3,990	2,545
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	2,245	1,798
Lithia Motors, Inc.,
3.88%, 6/1/29 (1)	4,675	3,843
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	12,225	10,820
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1)	3,830	3,323
4.50%, 12/15/34	7,225	5,028
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	6,475	5,436
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	4,230	3,403
7.88%, 5/1/29 (1)	8,910	5,953
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	4,345	4,072
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Retail - Discretionary – 4.3%continued
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	$6,570	$6,373
4.75%, 5/1/29 (1)	4,440	3,685
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,815	1,643
7.75%, 2/15/29 (1)	4,790	4,499
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	2,900	2,322
4.88%, 11/15/31 (1)	7,972	6,267
Staples, Inc.,
7.50%, 4/15/26 (1)	13,926	11,986
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	7,480	5,873
		135,959
Semiconductors – 0.2%
Coherent Corp.,
5.00%, 12/15/29(1)	5,881	5,072
Software – 1.5%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	5,595	4,123
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	8,280	3,250
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	3,855	3,773
Cloud Software Group Holdings, Inc.,
6.50%, 3/31/29 (1)	11,405	9,613
Condor Merger Sub, Inc.,
7.38%, 2/15/30 (1)	2,740	2,204
Consensus Cloud Solutions, Inc.,
6.00%, 10/15/26 (1)	3,135	2,932
6.50%, 10/15/28 (1)	4,490	4,130
Gen Digital, Inc.,
7.13%, 9/30/30 (1)	5,445	5,349
GoTo Group, Inc.,
5.50%, 9/1/27 (1)	7,740	4,163
MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	6,005	4,294
Rocket Software, Inc.,
6.50%, 2/15/29 (1)	3,180	2,514
		46,345

FIXED INCOME FUNDS    130    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Specialty Finance – 6.0%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	$5,210	$3,484
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	2,015	1,262
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	9,770	8,694
Credit Acceptance Corp.,
6.63%, 3/15/26	8,668	8,214
Curo Group Holdings Corp.,
7.50%, 8/1/28 (1)	15,725	7,335
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/49 (2)	8,250	6,567
Enova International, Inc.,
8.50%, 9/15/25 (1)	12,110	11,199
Finance of America Funding LLC,
7.88%, 11/15/25 (1)	5,255	2,706
FirstCash, Inc.,
4.63%, 9/1/28 (1)	7,850	6,892
5.63%, 1/1/30 (1)	7,360	6,551
Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/1/27 (1)	9,700	9,724
Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	5,401	4,969
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	10,420	8,500
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	15,615	12,920
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (4) (7) (8)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	12,150	10,210
LFS Topco LLC,
5.88%, 10/15/26 (1)	9,570	7,711
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	4,770	4,086
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	5,495	4,918
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Specialty Finance – 6.0%continued
Navient Corp.,
5.00%, 3/15/27	$14,655	$12,829
OneMain Finance Corp.,
6.88%, 3/15/25	4,835	4,645
5.38%, 11/15/29	14,705	12,027
4.00%, 9/15/30	2,715	2,026
PennyMac Financial Services, Inc.,
5.75%, 9/15/31 (1)	2,865	2,272
PRA Group, Inc.,
7.38%, 9/1/25 (1)	9,425	9,106
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	4,857	4,226
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
4.00%, 10/15/33 (1)	5,080	3,794
Starwood Property Trust, Inc.,
3.63%, 7/15/26 (1)	4,160	3,640
United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	3,085	2,462
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (7)	5,679	4,753
World Acceptance Corp.,
7.00%, 11/1/26 (1)	7,765	4,349
		192,071
Steel – 0.5%
Carpenter Technology Corp.,
6.38%, 7/15/28	6,145	5,844
Cleveland-Cliffs, Inc.,
4.88%, 3/1/31 (1)	2,615	2,309
Commercial Metals Co.,
3.88%, 2/15/31	5,185	4,359
TMS International Corp.,
6.25%, 4/15/29 (1)	3,365	2,407
United States Steel Corp.,
6.88%, 3/1/29	1,399	1,358
		16,277
Technology Hardware – 2.2%
CommScope, Inc.,
6.00%, 3/1/26 (1)	2,855	2,624
7.13%, 7/1/28 (1)	5,140	3,675
Imola Merger Corp.,
4.75%, 5/15/29 (1)	4,720	4,095

NORTHERN FUNDS QUARTERLY REPORT     131    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Technology Hardware – 2.2%continued
Likewize Corp.,
9.75%, 10/15/25 (1)	$9,535	$8,772
Maxar Technologies, Inc.,
7.75%, 6/15/27 (1)	14,330	14,878
NCR Corp.,
6.13%, 9/1/29 (1)	11,205	10,477
Seagate HDD Cayman,
3.38%, 7/15/31	3,020	2,286
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	5,985	5,132
Viasat, Inc.,
5.63%, 4/15/27 (1)	8,810	8,003
6.50%, 7/15/28 (1)	7,270	5,454
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	4,600	3,866
		69,262
Technology Services – 1.7%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	5,570	4,442
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	2,570	2,066
CPI Acquisition, Inc.,
8.63%, 3/15/26 (1)	7,654	7,521
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	8,655	7,564
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	6,130	5,778
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	6,615	6,589
7.38%, 9/1/25 (1)	5,515	5,270
Unisys Corp.,
6.88%, 11/1/27 (1)	6,140	4,713
Vericast Corp.,
11.00%, 9/15/26 (1)	4,530	4,820
Virtusa Corp.,
7.13%, 12/15/28 (1)	7,500	5,695
		54,458
Telecommunications – 3.2%
Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	3,585	2,663
Consolidated Communications, Inc.,
6.50%, 10/1/28 (1)	4,102	3,188
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Telecommunications – 3.2%continued
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	$8,390	$7,791
6.75%, 5/1/29 (1)	8,605	7,119
8.75%, 5/15/30 (1)	3,905	3,970
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	5,635	5,256
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	7,620	6,002
3.75%, 7/15/29 (1)	7,315	5,262
Lumen Technologies, Inc.,
5.13%, 12/15/26 (1)	7,010	6,094
4.00%, 2/15/27 (1)	4,345	3,682
4.50%, 1/15/29 (1)	8,810	6,081
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
6.00%, 2/15/28 (1)	7,480	5,792
Sprint Capital Corp.,
6.88%, 11/15/28	13,418	13,955
8.75%, 3/15/32	11,880	14,138
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	8,530	6,950
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	5,985	3,394
		101,337
Tobacco & Cannabis – 0.3%
Vector Group Ltd.,
5.75%, 2/1/29(1)	10,610	9,199
Transportation & Logistics – 3.2%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	5,445	5,179
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	10,938	9,264
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	9,485	9,119
5.75%, 4/20/29 (1)	9,485	8,652
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	12,715	11,540
Delta Air Lines, Inc.,
7.00%, 5/1/25 (1)	7,435	7,604
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (1)	6,870	6,467

FIXED INCOME FUNDS    132    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 82.3% continued
Transportation & Logistics – 3.2%continued
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	$8,530	$7,055
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	7,910	7,159
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	7,061	7,020
United Airlines, Inc.,
4.38%, 4/15/26 (1)	5,400	5,005
4.63%, 4/15/29 (1)	5,005	4,358
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	13,270	9,965
XPO Escrow Sub LLC,
7.50%, 11/15/27 (1)	3,905	3,952
		102,339
Transportation Equipment – 0.2%
Allison Transmission, Inc.,
5.88%, 6/1/29(1)	6,335	5,949
Total Corporate Bonds
(Cost $3,090,275)		2,626,150

FOREIGN ISSUER BONDS – 13.8%
Aerospace & Defense – 0.7%
Bombardier, Inc.,
7.50%, 12/1/24 (1)	5,416	5,421
6.00%, 2/15/28 (1)	9,330	8,625
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	8,945	8,520
		22,566
Automotive – 0.2%
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27(1) (5)	8,785	7,683
Banking – 1.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	10,450	10,153
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	5,425	4,136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Banking – 1.3%continued
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%), 7.38%, 12/29/49 (1) (2)	$6,195	$6,125
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/29/49 (1) (2)	4,963	4,917
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	4,755	4,033
(Variable, USD Swap 5Y + 5.00%), 7.50%, 12/29/49 (2)	5,810	5,418
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	3,346	3,164
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	4,275	3,061
		41,007
Biotechnology & Pharmaceuticals – 0.7%
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	13,090	10,946
Teva Pharmaceutical Finance Netherlands III B.V.,
7.13%, 1/31/25	7,200	7,160
6.75%, 3/1/28	4,515	4,402
		22,508
Cable & Satellite – 0.8%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	8,355	6,726
5.75%, 8/15/29 (1)	9,960	7,834
VTR Comunicaciones S.p.A.,
4.38%, 4/15/29 (1)	3,425	1,995
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	10,250	9,537
		26,092
Chemicals – 0.4%
Methanex Corp.,
5.13%, 10/15/27	5,960	5,528
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	5,235	4,515

NORTHERN FUNDS QUARTERLY REPORT     133    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Chemicals – 0.4%continued
SPCM S.A.,
3.38%, 3/15/30 (1)	$1,600	$1,288
		11,331
Electric Utilities – 0.4%
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/28 (1)	4,790	4,244
Drax Finco PLC,
6.63%, 11/1/25 (1)	9,537	9,091
		13,335
Electrical Equipment – 0.1%
TK Elevator Holdco GmbH,
7.63%, 7/15/28(1)	4,555	3,719
Food – 0.6%
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	4,910	4,022
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	10,885	10,809
Sigma Holdco B.V.,
7.88%, 5/15/26	7,990	5,716
		20,547
Household Products – 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26(1)	4,835	4,182
Institutional Financial Services – 0.3%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 3.92%), 6.54%, 8/12/33(1) (2)	12,040	10,597
Insurance – 0.5%
Ardonagh Midco 2 PLC,
11.50%, 1/15/27 (1) (5)	12,008	11,408
Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30 (1)	4,860	4,786
		16,194
Leisure Facilities & Services – 0.9%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	6,570	5,316
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	10,485	8,923
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Leisure Facilities & Services – 0.9%continued
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	$4,695	$3,474
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	11,112	9,713
		27,426
Machinery – 0.2%
Husky III Holding Ltd.,
13.00%, (100% Cash), 2/15/25(1) (5)	7,070	6,257
Metals & Mining – 0.6%
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (1)	5,425	5,090
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	9,780	8,134
Taseko Mines Ltd.,
7.00%, 2/15/26 (1)	4,910	4,317
		17,541
Oil & Gas Producers – 0.8%
eG Global Finance PLC,
6.75%, 2/7/25 (1)	9,120	7,962
MEG Energy Corp.,
5.88%, 2/1/29 (1)	5,845	5,512
Parkland Corp.,
4.50%, 10/1/29 (1)	7,670	6,400
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	6,230	4,547
		24,421
Oil & Gas Services & Equipment – 0.2%
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24(1)	5,595	5,483
Publishing & Broadcasting – 0.2%
Clear Channel International B.V.,
6.63%, 8/1/25(1)	6,680	6,374
Semiconductors – 0.3%
ams-OSRAM A.G.,
7.00%, 7/31/25(1)	9,770	9,194
Software – 0.4%
Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	14,615	11,760

FIXED INCOME FUNDS    134    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Specialty Finance – 0.9%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79 (2)	$9,795	$9,110
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
7.88%, 5/1/27 (1)	4,465	4,028
6.38%, 2/1/30 (1)	17,785	14,243
		27,381
Technology Services – 0.6%
CA Magnum Holdings,
5.38%, 10/31/26 (1)	6,040	5,504
ION Trading Technologies S.a.r.l.,
5.75%, 5/15/28 (1)	5,950	4,961
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25 (1)	10,270	9,351
		19,816
Telecommunications – 2.2%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	10,820	8,250
Altice France S.A.,
5.13%, 7/15/29 (1)	7,975	5,979
5.50%, 10/15/29 (1)	11,505	8,773
C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	7,246	6,739
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	12,175	11,283
Iliad Holding SASU,
7.00%, 10/15/28 (1)	5,310	4,799
Telecom Italia Capital S.A.,
6.38%, 11/15/33	8,836	7,229
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,725	2,633
6.50%, 10/15/27 (1)	12,000	3,471
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	8,690	7,035
4.75%, 7/15/31 (1)	6,605	5,389
		71,580
Transportation & Logistics – 0.4%
Air Canada,
3.88%, 8/15/26 (1)	10,540	9,334
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Transportation & Logistics – 0.4%continued
Promontoria Holding 264 B.V.,
7.88%, 3/1/27 (1)	$5,100	$4,724
		14,058
Total Foreign Issuer Bonds
(Cost $511,970)		441,052

TERM LOANS – 0.5%
Biotechnology & Pharmaceuticals – 0.5%
Alvogen Pharma U.S., Inc., June 2022 Loan,
(Floating, ICE LIBOR USD 3M + 7.00%, 1.00% Floor), 12.23%, 6/30/25(6)	17,629	15,337
Total Term Loans
(Cost $17,606)		15,337

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Airlines – 0.0%
Voyager Aviation Holdings LLC(7) (8) *	2,621	$—
Total Common Stocks
(Cost $3)		—

PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(7) (8) *	15,725	$1,798
Total Preferred Stocks
(Cost $1,573)		1,798

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(9) (10)	66,793,168	$66,793
Total Investment Companies
(Cost $66,793)		66,793

Total Investments – 98.7%
(Cost $3,688,220)		3,151,130
Other Assets less Liabilities – 1.3%		40,598
NET ASSETS – 100.0%		$3,191,728

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

NORTHERN FUNDS QUARTERLY REPORT     135    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued	December 31, 2022 (UNAUDITED)
(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(7)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of these restricted illiquid securities amounted to approximately $6,551,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,573
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000
Voyager Aviation Holdings LLC	5/18/21	3
Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/3/21	5,329

(8)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	82.3%
Foreign Issuer Bonds	13.8%
Term Loans	0.5%
Preferred stocks	0.0%
Investment Companies	2.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$2,626,150	$—	$2,626,150
Foreign Issuer Bonds(1)	—	441,052	—	441,052
Term Loans	—	15,337	—	15,337
Preferred Stocks	—	—	1,798	1,798
Investment Companies	66,793	—	—	66,793
Total Investments	$66,793	$3,082,539	$1,798	$3,151,130

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$190,682	$835,880	$959,769	$1,801	$66,793	66,793,168
FIXED INCOME FUNDS    136    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD MUNICIPAL FUND	December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.5%
Consumer Services – 0.3%
Grand Canyon University,
4.13%, 10/1/24	$1,000	$938
5.13%, 10/1/28	500	470
		1,408
Real Estate Owners & Developers – 0.2%
Benloch Ranch Improvement Association No. 2,
10.00%, 12/1/51(1) (2) (3)	1,000	795
Total Corporate Bonds
(Cost $2,477)		2,203

MUNICIPAL BONDS – 98.6%
Alabama – 0.7%
Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	1,000	1,031
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	2,000	2,000
		3,031
Arizona – 7.1%
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50	2,000	1,400
Arizona State IDA Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31	100	70
6.00%, 7/1/51	400	280
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(1) (2)	2,000	1,993
Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),
4.00%, 7/1/47	700	624
Arizona State IDA Education Revenue Bonds, Christian University Project,
5.63%, 10/1/49(1)	1,300	1,201
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Arizona – 7.1%continued
Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,
5.00%, 7/15/49	$1,675	$1,478
Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,
4.38%, 7/1/39	1,000	851
5.00%, 7/1/49	1,000	890
Arizona State IDA Education Revenue Bonds, Pinecrest Academy of Northern,
4.50%, 7/15/29(1)	1,800	1,726
Arizona State IDA Education Revenue Bonds, Series A, Cadence Campus Project,
4.00%, 7/15/50	1,000	750
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/51	1,000	802
Arizona State IDA Education Revenue Bonds, Somerset Academy of Las Vegas-Aliante & Skye Canyon Campus Projects,
4.00%, 12/15/51	700	520
Arizona State IDA Education Revenue Refunding Bonds, Doral Academy of Northern,
4.00%, 7/15/51(1)	500	366
Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	1,000	853
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,414
5.00%, 2/15/46	3,500	3,486
Maricopa County Arizona IDA Education Revenue Refunding Bonds, Choice Academies, Inc., Project,
5.75%, 9/1/45	2,325	2,145

NORTHERN FUNDS QUARTERLY REPORT     137    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Arizona – 7.1%continued
Maricopa County IDA Education Revenue Bonds, Social Bonds, Arizona Autism Charter,
4.00%, 7/1/61(1)	$1,250	$854
Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,
5.00%, 7/1/50	750	664
Maricopa County IDA Exempt Facilities Revenue Bonds (AMT), Commercial Metals Company,
4.00%, 10/15/47	1,000	809
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/46	2,650	2,657
Phoenix IDA Hotel Senior Lien Revenue Bonds, Falcon Properties LLC Project,
4.00%, 12/1/51(1)	2,500	1,871
Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,
5.00%, 7/1/59	1,000	932
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,245
Tempe IDA Revenue Refunding Bonds, Friendship Village Project,
4.00%, 12/1/46	1,000	703
		30,584
Arkansas – 0.2%
Arkansas Development Finance Authority Environmental Revenue Bonds (AMT), Green Bonds,
5.45%, 9/1/52	1,000	967
California – 14.3%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,039
California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,
4.00%, 2/1/50(1)	1,000	742
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
California – 14.3%continued
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	$2,000	$1,804
California Community Housing Agency Essential Housing Senior Revenue Bonds, Glendale Properties,
4.00%, 2/1/56	1,000	825
California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,
4.00%, 8/1/47	1,000	745
California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,
5.00%, 4/1/49	2,000	1,744
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	500	493
California PFA Educational Facilities Revenue Bonds, Crossroads Christian Schools Project,
5.00%, 1/1/56	500	387
California PFA Senior Living Revenue Bonds, Enso Village Project, Green Bonds,
5.00%, 11/15/56	245	198
California State Community College Financing Authority Student Housing Revenue Bonds, Series A, Napa Valley College Project,
5.75%, 7/1/60	2,000	1,878
California State Municipal Finance Authority Charter School Lease Revenue Refunding Bonds, Santa Rosa Academy Project,
5.00%, 7/1/52	1,245	1,112
California State Municipal Finance Authority Educational Revenue Bonds, Stream Charter School Project,
5.00%, 6/15/51	1,000	863

FIXED INCOME FUNDS    138    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
California – 14.3%continued
California State Municipal Finance Authority MFH Sustainability Revenue Bonds, Cityview,
4.00%, 11/1/36(1)	$1,500	$1,341
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	2,832
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/48	510	489
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	5,031
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	2,921
California State Municipal Finance Authority Special TRB, Community Facilities District No. 2021-11 Otay Ranch,
5.00%, 9/1/52	1,000	987
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	1,000	870
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(4)	3,000	150
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	944
California State School Finance Authority Charter School Revenue Bonds, River Springs Charter School,
5.00%, 7/1/42	2,215	2,036
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
California – 14.3%continued
California State School Finance Authority Charter School Revenue Bonds, Series A, Classical Academies Project,
5.00%, 10/1/50	$1,000	$989
California State School Finance Authority Charter School Revenue Refunding Bonds, Classical Academies Oceanside,
5.00%, 10/1/42	500	511
California State School Finance Authority Charter School Revenue Refunding Bonds, Ivy Academia Project, Series A,
4.00%, 6/1/61	1,000	681
California Statewide CSCDA Special TRB, Delta Coves,
5.50%, 9/1/52	1,000	1,007
CMFA Special Finance Agency Essential Housing Revenue Bonds, Series A-1, Latitude33,
3.00%, 12/1/56	1,000	657
CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	1,700	1,464
CSCDA Community Improvement Authority Essential Housing Mezzanine Revenue Bonds, Crescent West Hollywood,
5.50%, 7/1/59	1,000	855
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,
4.00%, 10/1/56	1,000	730
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, City of Orange Portfolio,
4.00%, 3/1/57(1)	1,500	1,043
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Parallel-Anaheim Social Bonds,
4.00%, 8/1/56	1,000	759

NORTHERN FUNDS QUARTERLY REPORT     139    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
California – 14.3%continued
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Renaissance at City Center, Series A,
5.00%, 7/1/51	$2,250	$2,096
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,
5.00%, 1/1/54	1,500	1,334
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Social Bonds, Series A-2,
4.00%, 10/1/56	1,000	727
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	415
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Pasadena Project Social Bonds,
3.00%, 12/1/56	1,000	659
CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	508
5.00%, 11/1/41	1,000	970
CSCDA Special TRB, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	1,000	848
CSCDA Special TRB, Improvement Area No. 1,
4.00%, 9/1/51	1,000	840
CSCDA Statewide Revenue Special Assessment Bonds,
4.00%, 9/2/50	500	419
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	750	693
Ontario Special Tax Bonds, Tevelde Facilities,
4.00%, 9/1/51	1,000	794
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
California – 14.3%continued
River Islands PFA Special Tax Bonds, Community Facilities District No. 2003-1 Improvement Area No. 2,
5.50%, 9/1/37	$1,000	$976
River Islands Public Financing Authority Special Tax Bonds, Community Facilities District No. 2021-1,
4.00%, 9/1/51	995	829
River Islands Public Financing Authority Special Tax Refunding Bonds, Phase 2 Public Improvement,
4.00%, 9/1/51	1,000	833
Roseville Special Tax Bonds, The Ranch at Sierra Vista Community,
4.00%, 9/1/51	1,500	1,279
Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	150	127
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/42	800	797
Sacramento Special Tax Bonds, Railyards Community Facilities District No. 2018-01,
5.25%, 9/1/42	1,000	1,014
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/49	4,000	4,050
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,
4.00%, 9/1/51	1,000	842
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Treasure Island, Series 2022,
4.00%, 9/1/52	1,000	838
San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,
4.00%, 9/1/51	695	587

FIXED INCOME FUNDS    140    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
California – 14.3%continued
Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	$1,000	$855
		61,457
Colorado – 5.5%
Brighton Crossing Metropolitan District No. 6 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	824
Cascade Ridge Metropolitan District G.O. Limited Bonds,
5.00%, 12/1/51	1,205	971
Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,
5.00%, 12/1/51	500	418
Clear Creek Transit Metropolitan District No.2 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	570	476
Colorado Educational & Cultural Authority Revenue Bonds, Aspen View Academy Project,
4.00%, 5/1/61	500	377
Colorado Educational & Cultural Authority Revenue Bonds, Golden View Classical Academy,
4.00%, 1/1/52	1,350	1,067
Colorado Educational & Cultural Authority Revenue Bonds, Science Technology Engineering & Math System,
4.00%, 10/1/61	750	572
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,413
Colorado Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,
4.00%, 1/1/42	1,000	737
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/56	2,000	1,948
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Colorado – 5.5%continued
Colorado State Health Facilities Authority Hospital Revenue Bonds, Series A, Aberdeen Ridge,
5.00%, 5/15/58	$1,500	$1,123
Fiddler's Business Improvement District G.O. Unlimited Refunding Bonds,
5.55%, 12/1/47	1,000	992
Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,
5.00%, 12/1/51	750	607
Nine Mile Metropolitan District Revenue Bonds,
5.13%, 12/1/40	1,000	916
Riverwalk Metropolitan District No. 2 Revenue Bonds, Series A,
4.50%, 12/1/32	1,465	1,297
Rudolph Farms Metropolitan District No. 6 Revenue Supported G.O. Limited Bonds,
6.50%, 6/1/52	500	473
Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	421
STC Metropolitan District No. 2 Revenue G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/38	1,000	932
Transport Metropolitan District No. 3 MDD G.O. Limited Bonds, Series 2021-A-1,
5.00%, 12/1/51	1,500	1,165
Tree Farm Metropolitan District G.O. Limited Bonds,
4.50%, 12/1/41(1)	1,500	1,296
Waterfront at Foster Lake Metropolitan District No. 2 Senior Lien G.O. Limited Bonds, Series A3-1,
5.00%, 12/1/51	3,000	2,346
Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	837

NORTHERN FUNDS QUARTERLY REPORT     141    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Colorado – 5.5%continued
Windler Public Improvement Authority Limited Tax Supported Revenue Bonds, Series A-1,
4.13%, 12/1/51	$3,500	$2,360
		23,568
Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,
5.00%, 1/1/55	500	449
District of Columbia – 0.4%
District of Columbia Revenue Bonds, Inspired Teaching Social Bonds,
5.00%, 7/1/52	500	492
District of Columbia Revenue Bonds, Latin American Montessori Bilingual Public Charter School Issue,
5.00%, 6/1/50	1,000	891
District of Columbia Rocketship DC Obligated Group Revenue Bonds,
5.00%, 6/1/61	500	443
		1,826
Florida – 10.6%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	2,175	2,177
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Liza Jackson Preparatory School,
5.00%, 8/1/55	1,000	967
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,
5.75%, 7/1/55(1)	1,000	882
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.00%, 6/1/55	2,000	1,615
Capital Trust Agency Educational Facilities Revenue Bonds, Academir Charter Schools, Inc., Project,
4.00%, 7/1/51	750	541
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Florida – 10.6%continued
Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,
4.75%, 6/1/56	$1,500	$1,074
Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,
4.25%, 7/1/51	2,500	1,716
Capital Trust Agency Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.50%, 6/1/57	1,000	839
Capital Trust Agency Revenue Bonds, Sustainability Bonds,
4.00%, 6/15/41	1,510	1,202
4.00%, 6/15/51	2,000	1,444
Capital Trust Agency Revenue Bonds, Wonderful Foundations Charter,
5.00%, 1/1/55	1,060	778
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	2,777
Charlotte County IDA Utility System Revenue Bonds (AMT), Town & Country Utilities Project,
4.00%, 10/1/51	1,000	731
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,012
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(5) (6) (7)	4,000	3,653
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc., Project,
4.00%, 7/1/51	750	567
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, Cornerstone Charter Academy Project,
5.25%, 10/1/56	1,025	908

FIXED INCOME FUNDS    142    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Florida – 10.6%continued
Florida State Development Finance Corp. Educational Facilities Revenue Refunding Bonds, Central Charter School Project,
5.00%, 8/15/32	$410	$388
5.25%, 8/15/37	690	631
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	879
Florida State Development Finance Corp. Educational Facility Revenue Refunding Bonds, Renaissance Charter School,
5.00%, 9/15/50	1,500	1,277
Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,
5.00%, 6/1/51	2,000	1,596
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,394
Florida State Development Finance Corp., Revenue Bonds, Educational Facilities River City Science Academy Projects,
4.00%, 7/1/55	500	393
Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	842
Miami-Dade County IDA Educational Facilities Revenue Bonds, Academir Charter Schools, Inc., Project,
5.50%, 7/1/61	2,000	1,714
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1)	1,500	1,158
Palm Beach County Revenue Bonds, Palm Beach Atlantic University,
5.00%, 4/1/39(1)	1,750	1,626
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Florida – 10.6%continued
Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,
5.00%, 6/1/57	$1,500	$1,240
Pinellas County Educational Facilities Authority Lease Revenue Bonds, Discovery Academy of Science Project,
5.00%, 6/1/56(1)	1,000	845
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	4,000	3,829
Saint Johns County IDA Senior Living Revenue Refunding Bonds, Series A, Vicar's Landing Project,
4.00%, 12/15/50	500	357
Seminole County IDA Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning,
4.00%, 6/15/51(1)	665	489
Sterling Hill Community Development District Capital Improvement Special Assessment Bonds, Series B,
5.50%, 11/1/10(4)	143	77
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	877
Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(1)	970	679
Village Community Development District No. 14 Revenue Special Assessment Bonds,
5.13%, 5/1/37	1,000	994
		45,168
Georgia – 2.4%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35(2)	3,000	1,590

NORTHERN FUNDS QUARTERLY REPORT     143    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Georgia – 2.4%continued
Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp.,
2.75%, 1/1/52(8)	$1,215	$791
La Grange Development Authority Revenue Refunding Bonds, La Grange College Project,
5.00%, 10/15/52	2,000	1,685
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	3,910
Oconee County IDA Taxable Revenue Bonds, Economic Development Project,
6.00%, 3/1/48	1,500	1,172
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	1,500	1,258
		10,406
Guam – 0.5%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,
4.00%, 1/1/36	1,000	934
Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	977
		1,911
Idaho – 0.8%
Idaho State Housing & Finance Association Nonprofit Facilities Revenue Bonds, Series A, Future Public School Project,
4.00%, 5/1/52	3,410	2,452
Spring Valley Community Infrastructure District No. 1 Special Assessment Bonds,
3.75%, 9/1/51(1)	1,250	895
		3,347
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Illinois – 1.1%
Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,
5.00%, 5/15/51	$410	$337
5.00%, 5/15/56	440	355
Illinois State Finance Authority Revenue Bonds, Series A, Plymouth Place, Inc.,
6.63%, 5/15/52	1,000	1,018
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45(2) (9)	1,500	675
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	500	339
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,094
Illinois State HDA Revenue Bonds, Series A (FHLMC/FNMA/GNMA Insured),
4.13%, 10/1/38	195	191
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	250	213
5.00%, 1/1/55(1)	625	507
		4,729
Indiana – 1.7%
Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/51	520	426
5.00%, 6/1/56	455	364
Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (HUD Sector 8 Program),
5.00%, 8/1/41(1)	1,000	767
Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,
5.25%, 4/1/41	1,000	800

FIXED INCOME FUNDS    144    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Indiana – 1.7%continued
Indiana Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/41	$420	$366
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	4,000	2,996
Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis, Inc., Project,
5.00%, 7/1/55	510	453
Valparaiso MFH Revenue Bonds, Green Oaks of Valparaiso Project,
5.38%, 12/1/41	1,500	1,172
		7,344
Iowa – 1.4%
Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project,
5.00%, 12/1/50	1,245	1,158
Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	3,315
Iowa State Finance Authority Revenue Refunding Bonds, Lifespace Communities, Inc.,
4.00%, 5/15/53	1,000	666
Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,
5.00%, 9/1/51	1,000	775
		5,914
Kansas – 1.1%
Prairie Village Special Obligation Tax Increment Tax Allocation Revenue Refunding Bonds, Meadowbrook TIF Project,
3.13%, 4/1/36	800	630
Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,
5.00%, 8/1/56(1)	2,000	1,660
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Kansas – 1.1%continued
Wyandotte County and Kansas City Unified Government Special Obligation Revenue Refunding Bonds, Village East Project Areas 2B,
5.75%, 9/1/39	$2,500	$2,347
		4,637
Kentucky – 0.1%
Henderson Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.70%, 1/1/52	500	442
Louisiana – 2.0%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/34	2,000	2,081
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	2,000	1,605
Louisiana Public Facilities Authority Revenue Bonds, BBR Schools-Materra Campus Project,
4.00%, 6/1/51(1)	2,000	1,482
Louisiana Public Facilities Authority Revenue Bonds, Jefferson Rise Charter School Project,
6.25%, 6/1/52(1)	440	411
Louisiana Public Facilities Authority Revenue Bonds, Series A, Lincoln School Project,
6.38%, 6/1/52	1,000	944
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(10)	50	53
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,064
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.38%, 7/1/26(5) (6) (7)	1,000	924
		8,564

NORTHERN FUNDS QUARTERLY REPORT     145    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Maryland – 0.9%
Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	$1,750	$1,326
Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	1,000	827
Gaithersburg Economic Development Revenue Bonds, Asbury Maryland Obligated Group,
5.13%, 1/1/42	1,000	980
Maryland Economic Development Corp. Senior Student Housing Revenue Bonds, Morgan State University Project,
5.00%, 7/1/56	250	242
Maryland Economic Development Corp. Special Obligation Tax Allocation, Port Covington Project,
4.00%, 9/1/50	500	390
		3,765
Massachusetts – 1.6%
Lowell Massachusetts Collegiate Charter Revenue Bonds,
5.00%, 6/15/49	1,250	1,152
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	4,632
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Salem Community Corp.,
5.25%, 1/1/50	1,000	876
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series S, Milford Regional Medical Center,
5.00%, 7/15/46	150	144
		6,804
Michigan – 1.7%
Detroit G.O. Unlimited Bonds, Series A, Social Bonds,
5.00%, 4/1/46	1,000	945
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Michigan – 1.7%continued
Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,
5.00%, 5/15/44	$1,000	$920
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
2.00%, 5/1/41	1,285	860
Kalamazoo County G.O. Limited Bonds,
2.13%, 5/1/42	1,000	679
Michigan Mathematics & Science Initiative Revenue Refunding Bonds,
4.00%, 1/1/51	1,000	763
Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,
4.00%, 9/1/50	650	571
Michigan State Finance Authority Revenue Refunding Bonds, Series A,
3.00%, 12/1/49	2,000	1,445
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,
4.00%, 10/1/26(5) (6) (7)	500	482
Tipton Academy Public School Academy Revenue Bonds,
4.00%, 6/1/51	1,000	675
		7,340
Minnesota – 1.2%
Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,
4.00%, 9/1/61	500	371
Duluth EDA Health Care Facilities Revenue Refunding Bonds, St. Luke's Hospital of Duluth,
3.00%, 6/15/44	300	206
Duluth EDA Revenue Refunding Bonds, Benedictine Health System,
4.00%, 7/1/41	550	439
Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,
5.75%, 7/1/55	1,000	967

FIXED INCOME FUNDS    146    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Minnesota – 1.2%continued
Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue Refunding Bonds, Hmong College Preparatory Academy Project,
5.00%, 9/1/55	$1,000	$863
Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,
5.00%, 8/1/54	1,500	1,378
Woodbury Charter School Lease Revenue Bonds, Woodbury Leadership Project,
4.00%, 7/1/51	1,320	947
		5,171
Mississippi – 0.4%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	661
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	872
		1,533
Missouri – 1.5%
Cape Girardeau County IDA Health Care Facilities Revenue Bonds, Southeasthealth,
4.00%, 3/1/46	650	546
Joplin IDA Sales TRB, 32nd Street Place Community Improvement District,
4.25%, 11/1/50	1,000	793
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/1/41	410	335
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,168
5.00%, 9/1/34	1,315	1,331
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Missouri – 1.5%continued
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Lutheran Senior Services Project,
4.00%, 2/1/48	$2,000	$1,540
Plaza At Noah's Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,
3.00%, 5/1/30	500	440
3.13%, 5/1/35	400	325
		6,478
Nebraska – 1.2%
Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 9/1/42	5,000	5,018
Nevada – 0.3%
Henderson Local Improvement District No. T-21 Special Assessment Bonds, Black Mountain,
4.00%, 9/1/51	500	381
Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,
3.13%, 6/1/51	500	318
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	530	434
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	250	234
		1,367
New Hampshire – 0.1%
National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,
3.75%, 7/2/40(1) (5) (6) (7)	600	477
New Jersey – 1.5%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	1,000	852

NORTHERN FUNDS QUARTERLY REPORT     147    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
New Jersey – 1.5%continued
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	$2,000	$2,009
New Jersey State Educational Facilities Authority Revenue Bonds, Series A, Green Bonds,
3.00%, 7/1/50	750	524
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,
4.00%, 6/15/41	1,000	902
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/45	2,250	2,265
		6,552
New Mexico – 1.0%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan,
1.15%, 6/1/24(5) (6) (7)	1,000	963
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	959
New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,
5.00%, 7/1/49	3,000	2,399
		4,321
New York – 4.3%
Allegany County Capital Resource Corp. Revenue Refunding Bonds, Houghton College Project,
5.00%, 12/1/52	1,185	1,131
Build New York City Resource Corp. Revenue Bonds, Seton Education Partners-Brill,
4.00%, 11/1/51	505	367
Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,
5.75%, 2/1/49	1,000	989
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
New York – 4.3%continued
Build NYC Resource Corp. Revenue Bonds, Whin Music Community Charter School Project,
6.50%, 7/1/52	$1,500	$1,453
Dutchess County Local Development Corp. Revenue Refunding Bonds, Series A, Bard College Project,
5.00%, 7/1/51	1,000	906
Dutchess County Local Development Corp. Revenue Refunding Bonds, The Culinary Institute of America Project,
4.00%, 7/1/39	100	91
4.00%, 7/1/40	100	90
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	961
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	844
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	4,000	4,026
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	4,000	3,830
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	865	868
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
4.00%, 12/1/42	1,000	909

FIXED INCOME FUNDS    148    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
New York – 4.3%continued
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
3.00%, 8/1/31	$500	$435
Western Regional Off-Track Betting Corp. Revenue Refunding Bonds,
4.13%, 12/1/41(1)	500	361
Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,
5.00%, 10/15/49	1,155	1,017
		18,278
North Carolina – 0.1%
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	600	542
North Dakota – 0.2%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System,
4.00%, 12/1/51	1,000	820
Ohio – 2.0%
Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,
5.25%, 11/15/55	1,000	862
Jefferson County Port Authority Economic Development Revenue Bonds (AMT), JSW Steel U.S.A., Ohio, Inc., Project,
3.50%, 12/1/51	1,000	690
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
3.00%, 12/1/40	475	367
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(1)	2,000	1,775
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Ohio – 2.0%continued
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	$2,000	$1,750
Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Institute of Music,
5.38%, 12/1/52	350	354
Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,
5.00%, 12/1/50	1,000	903
Port of Greater Cincinnati Development Authority Revenue Bonds,
4.25%, 12/1/50	2,190	1,652
		8,353
Oklahoma – 1.0%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	5,000	4,236
Oregon – 0.2%
Mccandless IDA University Revenue Refunding Bonds, La Roche University Project,
6.75%, 12/1/46	1,000	978
Pennsylvania – 3.8%
Allegheny County IDA Revenue Bonds, Penn Hills Charter Social Bonds,
4.00%, 6/15/51	1,000	703
Allentown Neighborhood Improvement Zone Development Authority Tax Subordinate Revenue Bonds, City Center Project,
5.25%, 5/1/42	500	480
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	1,000	874
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/39	755	641

NORTHERN FUNDS QUARTERLY REPORT     149    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Pennsylvania – 3.8%continued
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community, Inc., Project,
5.00%, 3/1/40	$500	$439
5.00%, 3/1/50	500	411
Lancaster Higher Education Authority Revenue Refunding Bonds, Elizabeth College Project,
5.00%, 10/1/51	1,235	1,186
Lehigh County IDA Charter School Revenue Bonds, Seven Generations Project,
4.00%, 5/1/51	1,000	702
Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,
6.13%, 10/1/50	975	740
Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,
5.00%, 11/1/49	1,000	853
Philadelphia Authority For IDR Bonds, Alliance for Progress Charter,
5.00%, 6/15/39	920	874
5.00%, 6/15/49	1,385	1,255
Philadelphia Authority for Industrial Development Charter School Revenue Bonds, Philadelphia Electrical & Technology Charter High School,
4.00%, 6/1/51	800	577
4.00%, 6/1/56	850	590
Philadelphia Authority For Industrial Development Charter School Revenue Refunding Bonds, Green Woods Charter School Project,
5.38%, 6/15/57	300	268
Philadelphia Authority For Industrial Development University of the Arts Revenue Bonds, Independence Charter School West Project,
5.00%, 6/15/50	1,350	1,189
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	3,000	2,608
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Pennsylvania – 3.8%continued
Westmoreland County IDA Revenue Refunding Bonds, Redstone Presbyterian Senior Care,
4.00%, 5/15/47	$2,000	$1,457
Wilkes-Barre Finance Authority Revenue Refunding Bonds, Wilkes University Project,
4.00%, 3/1/42	500	415
		16,262
Puerto Rico – 0.6%
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/1/53	3,000	2,652
South Carolina – 1.4%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	792
Hardeeville Assessment Revenue Special Assessment Bonds,
4.00%, 5/1/52	1,000	677
South Carolina EDA Educational Facilities Revenue Refunding Bonds, Green Charter Schools,
4.00%, 6/1/56(1)	1,065	723
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Polaris Tech Charter School Project,
5.13%, 6/15/42	1,000	911
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Series A, Virtus Academy Project,
5.00%, 6/15/51(1)	500	405
5.00%, 6/15/56(1)	500	394
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Hilton Head Christian Academy,
5.00%, 1/1/55	1,500	1,209
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,
5.00%, 4/1/54	1,000	867
		5,978

FIXED INCOME FUNDS    150    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Tennessee – 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Trevecca Nazarene University Project,
4.00%, 10/1/51	$1,000	$790
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/51	1,500	1,313
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/37	375	371
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,
5.00%, 10/1/48	1,115	1,082
		3,556
Texas – 6.9%
Arlington Higher Education Finance Corp. Revenue Bonds, Basis Texas Charter Schools, Inc.,
4.00%, 6/15/50	1,000	740
Arlington Higher Education Finance Corp. Revenue Bonds, Newman International Academy,
5.00%, 8/15/51	500	425
Arlington Higher Education Finance Corp. Revenue Refunding Bonds, Series A,
4.00%, 8/15/46	500	379
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,000	1,021
Baytown Municipal Development District Revenue Bonds, First Line Hotel,
4.00%, 10/1/50	1,000	797
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Texas – 6.9%continued
Baytown Municipal Development District Revenue Bonds, Second Line Hotel,
5.00%, 10/1/50	$500	$411
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,478
5.00%, 12/1/45	2,000	1,939
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	300	276
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	2,000	1,788
Conroe Local Government Corp. Hotel Revenue Bonds, Conroe Convention Center Hotel,
4.00%, 10/1/50	500	394
5.00%, 10/1/50(1)	1,000	806
Edinburg Economic Development Corp. Sales TRB, Series A,
3.38%, 8/15/46	355	255
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/35	1,000	1,028
5.00%, 12/1/36	1,000	1,025
Houston Airport System Revenue Bonds, United Airlines, Inc., Terminal (AMT),
4.00%, 7/15/41	1,000	847
Houston Higher Education Finance Corp. University Revenue Bonds, Houston Baptist University Project,
4.00%, 10/1/51	500	398
Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,
4.63%, 10/1/31	2,000	1,924

NORTHERN FUNDS QUARTERLY REPORT     151    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Texas – 6.9%continued
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,
5.00%, 1/1/55	$1,000	$810
New Hope Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Jubilee Academic Center,
4.00%, 8/15/56	2,000	1,405
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation,
4.00%, 1/1/41	1,270	975
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,
5.00%, 7/1/57	1,000	805
Newark Higher Education Finance Corp. Education Revenue Bonds, Series A, TLC Academy,
4.00%, 8/15/51	1,095	800
4.00%, 8/15/56	1,130	801
North Texas Tollway Authority Revenue Bonds, Series B,
3.00%, 1/1/51	1,825	1,284
San Antonio Education Facilities Corp. Revenue Bonds, Series A, Hallmark University Project,
5.00%, 10/1/51	1,500	1,197
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,021
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	500	458
Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	1,250	1,233
		29,720
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Utah – 2.7%
Black Desert Public Infrastructure District Senior G.O. Limited Bonds, Series A,
4.00%, 3/1/51	$2,500	$1,856
Downtown East Streetcar Sewer Public Infrastructure District Senior Lien G.O. Limited Bonds, Series A,
5.75%, 3/1/42	1,000	991
6.00%, 3/1/53	1,000	983
Mida Mountain Village Public Infrastructure District Special Assessment Bonds,
4.00%, 8/1/50	1,000	712
Mida Mountain Village Public Infrastructure District Special Assessment Bonds, Series A,
5.00%, 8/1/50	1,000	871
Military Installation Development Authority Tax Allocation Revenue Bonds, Series A-1,
4.00%, 6/1/52	1,000	731
Uipa Crossroads Public Infrastructure District Utility Tax Allocation Bonds,
4.38%, 6/1/52	2,000	1,654
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	841
3.00%, 10/15/45	1,000	658
Utah Infrastructure Agency Telecommunications Revenue Bonds,
5.00%, 10/15/46	1,500	1,461
Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,
5.00%, 6/15/49	825	726
		11,484
Vermont – 0.4%
Vermont State EDA Mortgage Revenue Refunding Bonds, Wake Robin Corp. Project,
4.00%, 5/1/45	2,545	1,848
Virgin Islands, U.S. – 1.2%
Matching Fund Special Purpose Securitization Corp. Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	5,000	5,003

FIXED INCOME FUNDS    152    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Virginia – 1.6%
Lynchburg EDA Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
3.00%, 1/1/51	$750	$518
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Regent University Project,
3.00%, 6/1/41	400	285
Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds (AMT), Transform 66-P3 Project,
5.00%, 6/30/27(11)	1,000	951
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	272
5.00%, 7/1/45	2,515	2,383
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express,
4.00%, 1/1/48	500	416
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(5) (6) (7)	1,000	943
West Falls Community Development Authority Revenue Bonds, Series A,
5.38%, 9/1/52	1,000	976
		6,744
Washington – 0.9%
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,
5.00%, 7/1/48(1)	525	390
5.00%, 7/1/53(1)	500	361
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Spokane International Academy Project,
5.00%, 7/1/50	710	636
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Washington – 0.9%continued
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	$2,000	$1,426
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	763
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	489	431
		4,007
West Virginia – 1.2%
South Charleston Special District Excise Tax Revenue Refunding Bonds, South Charleston Park Place,
4.50%, 6/1/50	1,500	1,126
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Senior-Arch Resources,
5.00%, 7/1/25(5) (6) (7)	1,000	998
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,000	3,025
		5,149
Wisconsin – 7.3%
Gillett Solid Waste Disposal Revenue Bonds (AMT), North LLC Renewable,
5.50%, 12/1/32(1)	1,500	1,224
PFA Charter School Revenue Bonds, Coral Academy of Science Reno,
5.88%, 6/1/52(1)	580	556
PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc.,
5.00%, 1/1/56(1)	1,000	824
PFA Charter School Revenue Bonds, Series A, Eno River Project,
5.00%, 6/15/54(1)	1,375	1,194
PFA Education Revenue Bonds, Guildford Preparatory Academy,
5.00%, 4/1/47(1)	500	424
5.00%, 4/1/57(1)	1,000	814

NORTHERN FUNDS QUARTERLY REPORT     153    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Wisconsin – 7.3%continued
PFA Education Revenue Bonds, North Carolina Leadership Academy,
5.00%, 6/15/49(1)	$520	$461
PFA Education Revenue Bonds, The Franklin School of Innovation,
5.00%, 1/1/42(1)	600	541
5.00%, 1/1/57	1,000	834
PFA Education Revenue Bonds, Uwharrie Charter Academy Project,
5.00%, 6/15/52	1,000	855
PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,
5.00%, 12/1/55	2,500	2,165
PFA Educational Facilities Revenue Bonds, Series A, Kipp Charlotte, Inc.,
5.00%, 10/15/50(1)	1,000	909
PFA Educational Facility Revenue Refunding Bonds, Estancia Valley Classical,
4.25%, 7/1/51(1)	1,345	945
PFA Educational Facility Revenue Refunding Bonds, Lenoir Rhyne University,
5.13%, 4/1/52	1,000	942
PFA Educational Facility Revenue Refunding Bonds, Queens University of Charlotte,
4.75%, 3/1/52	1,000	891
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
4.00%, 7/1/51	875	692
PFA Hotel Senior Lien Revenue Bonds, Grand Hyatt San Antonio Project,
5.00%, 2/1/52	1,000	923
PFA Hotel Subordinate Revenue Bonds, Grand Hyatt San Antonio Project,
5.63%, 2/1/46	1,000	929
PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,
5.25%, 3/1/55(1)	1,000	861
PFA Retirement Facilities Revenue Refunding Bonds, Friend's Homes,
5.00%, 9/1/54	1,500	1,300
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Wisconsin – 7.3%continued
PFA Revenue Bonds, College Achieve Central Charter School,
5.00%, 6/15/51(1)	$1,500	$1,293
PFA Revenue Bonds, Series A, Viticus Group Project,
4.25%, 12/1/51(1)	2,805	2,163
PFA Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	1,000	654
PFA Revenue Refunding Bonds, Roseman University of Health,
4.00%, 4/1/52	1,255	909
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	967
PFA Senior Revenue Bonds (AMT), Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Green Bonds,
4.00%, 9/30/51	1,500	1,167
PFA Special Facility Revenue Bonds (AMT), Sky Harbour Capital LLC AV,
4.25%, 7/1/54	1,500	1,063
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	905
PFA Student Housing Sustainability Revenue Bonds, University of Hawaii Foundation Project,
4.00%, 7/1/61	500	349
PFA Student Housing Taxable Sustainability Revenue Bonds, University of Hawaii Foundation Project,
5.35%, 7/1/40	600	491
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Hope Christian Schools,
4.00%, 12/1/51	850	586
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Oakwood Lutheran Senior,
4.00%, 1/1/57	2,000	1,379

FIXED INCOME FUNDS    154    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%continued
Wisconsin – 7.3%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,
5.00%, 11/1/46	$1,000	$824
		31,034
Wyoming – 0.6%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	2,620
Total Municipal Bonds
(Cost $513,136)		422,434

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(12) (13)	2,443,863	$2,444
Total Investment Companies
(Cost $2,444)		2,444

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Aleon Renewable Metals, 10.00%, 6/1/23(5) (6) (7)	$1,000	$980
	Total Short-Term Investments
	(Cost $979)	980

	Total Investments – 99.9%
	(Cost $519,036)	428,061
	Other Assets less Liabilities – 0.1%	597
	NET ASSETS – 100.0%	$428,658

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of these restricted illiquid securities amounted to approximately $5,053,000 or 1.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center, 6.75%, 1/1/35	6/21/17	2,916
Benloch Ranch Improvement Association No. 2, 10.00%, 12/1/51	3/22/22	977
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg, 5.13%, 2/15/45	9/9/19	1,480

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Maturity date represents the puttable date.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(8)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(9)	Issuer has defaulted on terms of debt obligation.
(10)	Maturity date represents the prerefunded date.
(11)	Perpetual bond. Maturity date represents next call date.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

HDA - Housing Develoment Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

NORTHERN FUNDS QUARTERLY REPORT     155    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued	December 31, 2022 (UNAUDITED)
IDB - Industrial Development Board

IDR - Industrial Development Revenue

MFH - Multi-Family Housing

NCCD - National Campus and Community Development Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

Q-SBLF - Qualified School Bond Loan Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.5%
Municipal Bonds	98.6%
Investment Companies	0.6%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Consumer Services	$—	$1,408	$—	$1,408
Real Estate Owners & Developers	—	—	795	795
Total Corporate Bonds	—	1,408	795	2,203
Municipal Bonds(1)	—	422,434	—	422,434
Investment Companies	2,444	—	—	2,444
Short-Term Investments	—	980	—	980
Total Investments	$2,444	$424,822	$795	$428,061

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$42,137	$217,555	$257,248	$161	$2,444	2,443,863
FIXED INCOME FUNDS    156    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND	December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.3%
Engineering & Construction – 0.0%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,132
Health Care Facilities & Services – 0.3%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	448
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,062
		4,510
Total Corporate Bonds
(Cost $6,850)		5,642

MUNICIPAL BONDS – 96.8%
Alabama – 1.2%
Alabama State Corrections Institution Finance Authority Revenue Bonds,
5.00%, 7/1/35	2,900	3,265
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2) (3)	5,000	4,873
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(1) (2) (3)	7,500	7,260
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(1) (2) (3)	5,000	4,823
		20,221
Alaska – 1.0%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,391
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Prerefunded,
4.00%, 6/1/25(4)	1,445	1,489
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	3,555	3,504
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Alaska – 1.0%continued
Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/24(4)	$5,000	$5,210
		15,594
Arizona – 3.0%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	291
4.00%, 7/1/41	800	694
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	870
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	10,329
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	12,377
La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/41	425	361
4.00%, 2/15/46	335	273
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,916
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,571
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	181
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,477

NORTHERN FUNDS QUARTERLY REPORT     157    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Arizona – 3.0%continued
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	$1,500	$1,617
Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/36	2,000	2,326
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	1,000	940
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Bonds,
5.00%, 7/1/40	3,165	3,528
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,148
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	2,000	1,494
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,229
		48,622
Arkansas – 0.3%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,283
2.25%, 2/1/41	1,485	1,075
		4,358
California – 8.2%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,368
5.00%, 10/1/52	5,000	5,248
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 8.2%continued
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, Prerefunded,
(Step to 5.00% on 8/1/23), 0.00%, 2/1/25(4) (5)	$3,500	$3,560
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2) (3)	15,000	14,760
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2) (3)	5,000	5,019
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	1,905	1,839
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,411	3,085
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	4,924	4,826
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,967	1,701
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	5,000	5,650
5.00%, 4/1/33	9,000	9,223
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(5)	11,850	12,778
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,039

FIXED INCOME FUNDS    158    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 8.2%continued
Los Angeles California Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/32	$1,000	$1,056
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 8/1/24(4)	10,000	10,375
Los Angeles County Development Authority General Revenue Refunding Bonds,
4.00%, 9/1/39	2,360	2,362
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	619
Los Angeles Department of Airports Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/26	2,500	2,516
Los Angeles Department of Airports Subordinate Revenue Bonds, Los Angeles International,
5.00%, 5/15/34	4,135	4,166
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	10,000	10,433
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	6,286
San Diego County Regional Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/51	1,750	1,770
San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/27	5,000	5,297
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/35	3,500	3,693
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 8.2%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	$2,355	$2,439
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	5,000	5,422
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
4.00%, 11/1/33	2,500	2,561
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	669
		133,840
Colorado – 4.0%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,091
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	247
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,389
Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	6,978
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,063
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	942
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	1,000	1,054

NORTHERN FUNDS QUARTERLY REPORT     159    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Colorado – 4.0%continued
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	$2,000	$2,331
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,059
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/32	10,000	11,020
5.50%, 11/15/35	10,000	11,191
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,531
5.25%, 11/15/29	1,740	1,776
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,066
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,
5.00%, 12/1/43	5,000	5,168
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,827
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,930
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	1,000	1,008
		65,671
Connecticut – 1.3%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,736
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 9/1/31	1,000	1,032
5.00%, 7/1/39	875	975
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Connecticut – 1.3%continued
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/35	$5,000	$5,479
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,550
		20,772
District of Columbia – 1.8%
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/34	2,500	2,565
District of Columbia Income Tax Secured Revenue Bonds, Series C,
4.00%, 5/1/45	5,000	4,828
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C, Prerefunded,
5.00%, 10/1/24(4)	5,000	5,194
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,782
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,029
5.00%, 10/1/30	2,500	2,724
5.00%, 10/1/43	2,000	2,045
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,169
5.00%, 7/1/43	2,000	2,090
		28,426
Florida – 4.2%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,550
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/30	2,000	2,150
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,500	6,569

FIXED INCOME FUNDS    160    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Florida – 4.2%continued
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	$2,000	$2,012
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,000	2,170
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	2,095	2,211
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,066
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,008
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,520
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, Prerefunded,
5.00%, 10/1/24(4)	4,000	4,155
Lee County Airport Revenue Bonds, Series B (AMT),
5.00%, 10/1/31	1,840	2,009
4.00%, 10/1/51	2,500	2,145
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,353
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	663
Miami-Dade County School Board COPS, Series A, Prerefunded,
5.00%, 5/1/23(4)	5,000	5,026
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	2,325	2,100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Florida – 4.2%continued
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	$11,430	$8,342
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,470
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2) (3)	1,000	851
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,393
Reedy Creek Improvement District G.O. Limited Bonds, Series A, Prerefunded,
5.25%, 6/1/23(4)	5,000	5,047
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,787
		68,597
Georgia – 3.8%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,429
Atlanta Airport Revenue Bonds, Series A,
4.00%, 7/1/49	2,500	2,368
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	535
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,341
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc., Project,
2.50%, 2/15/51	7,500	4,706
3.00%, 2/15/51	5,000	3,432
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	10,965	12,310
4.00%, 7/1/36	5,000	5,143

NORTHERN FUNDS QUARTERLY REPORT     161    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Georgia – 3.8%continued
Georgia State Ports Authority Revenue Bonds,
2.63%, 7/1/51	$900	$588
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	9,700	9,373
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2) (3)	10,000	9,918
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,510
Paulding County Hospital Authority Revenue Refunding Bonds, Wellstar Health System, Inc.,
5.00%, 4/1/43	1,500	1,534
Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,
4.00%, 2/1/52	2,500	2,235
		61,422
Hawaii – 1.5%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,025	1,096
5.00%, 7/1/30	1,250	1,328
5.00%, 7/1/43	5,000	5,111
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	5,066
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	12,400
		25,001
Idaho – 0.1%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/42	1,750	1,938
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Illinois – 4.3%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	$2,300	$2,514
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),
5.50%, 1/1/30	2,025	2,027
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,503
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,190
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series C (AMT),
5.25%, 1/1/27	500	500
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	5,000	3,611
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,346
5.25%, 11/15/35	5,000	5,336
Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,288
Dupage County Forest Preserve District G.O. Unlimited Refunding Bonds,
5.00%, 1/1/23	1,000	1,000
Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,815
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,060
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,003

FIXED INCOME FUNDS    162    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Illinois – 4.3%continued
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	$1,955	$1,968
Illinois State Finance Authority Variable Revenue Bonds, Series B, The Carle Foundation,
5.00%, 8/15/31(1) (2) (3)	3,850	4,245
Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	4,000	4,084
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,084
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,828
Joliet Waterworks & Sewage Senior Lien Revenue BANS,
5.00%, 1/1/24	2,265	2,292
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,059
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,541
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,331
University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,885	1,910
		69,535
Indiana – 1.1%
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	9,000	8,883
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Indiana – 1.1%continued
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	$6,500	$6,638
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,107
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 1/10/24	700	709
		17,337
Iowa – 0.2%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	2,500	2,560
Kansas – 0.3%
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	4,875	4,591
Kentucky – 5.0%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,233
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,953
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,060
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	791
5.00%, 8/1/35	550	576
5.00%, 8/1/36	750	782

NORTHERN FUNDS QUARTERLY REPORT     163    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Kentucky – 5.0%continued
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,
4.00%, 8/1/30	$6,175	$6,021
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(1) (2) (3)	15,000	14,861
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2) (3)	5,000	4,901
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	24,725	24,544
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,286
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,194
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	14,500	11,209
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(1) (2) (3)	1,000	844
		81,255
Louisiana – 1.9%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2) (3)	2,500	2,147
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(1) (2) (3)	7,000	6,568
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Louisiana – 1.9%continued
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	$7,500	$6,018
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/28	400	431
5.00%, 5/15/30	700	763
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,971
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	4,000	4,126
Louisiana State Highway Improvement Revenue Bonds, Series A, Prerefunded,
5.00%, 6/15/24(4)	5,390	5,560
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,602
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2) (3)	1,000	920
		31,106
Maine – 0.3%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	4,189
Maryland – 3.2%
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/31	10,000	11,150
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	11,251

FIXED INCOME FUNDS    164    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Maryland – 3.2%continued
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	$10,000	$9,706
3.00%, 10/1/32	5,000	4,820
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	5,000	4,471
Saint Mary's County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	518
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,303
Washington Suburban Sanitary District Revenue Bonds (County Gtd.),
4.00%, 12/1/32	4,205	4,562
		51,781
Massachusetts – 1.6%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	1,796
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	3,000	2,369
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,
5.00%, 10/1/32	1,715	1,970
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,786
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/39	1,500	1,581
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	536
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Massachusetts – 1.6%continued
Massachusetts State G.O. Limited Bonds,
4.00%, 5/1/40	$1,000	$981
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,
5.50%, 7/1/32	785	975
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,254
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	5,000	5,260
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	5,000	5,351
		25,859
Michigan – 1.9%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,653
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/27	400	423
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,688
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,106
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,084
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	615

NORTHERN FUNDS QUARTERLY REPORT     165    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Michigan – 1.9%continued
Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare,
1.20%, 4/13/28(1) (2) (3)	$1,250	$1,110
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	1,000	950
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,391
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,738
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,559
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	10,249
		30,566
Minnesota – 0.7%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2) (3)	10,000	10,029
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,036
		11,065
Mississippi – 0.0%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	661
Missouri – 1.3%
Curators of the University of Missouri System Facilities Revenue Bonds, Series B,
5.00%, 11/1/30	10,015	11,662
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Missouri – 1.3%continued
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	$1,480	$1,564
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	126
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	2,500	2,740
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,192
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	1,850
		21,134
Nebraska – 1.3%
Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,
5.00%, 1/1/24(1) (2) (3)	7,500	7,571
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,973
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/30	4,740	5,337
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	4,898
		21,779
Nevada – 1.0%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,524

FIXED INCOME FUNDS    166    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Nevada – 1.0%continued
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
5.00%, 6/15/31	$1,000	$1,120
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,265
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
4.00%, 6/1/34	5,765	6,060
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,442
		16,411
New Jersey – 0.4%
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/28	1,440	1,556
5.00%, 6/15/34	500	536
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.00%, 6/15/34	1,000	1,062
5.25%, 6/15/43	2,500	2,597
		5,751
New Mexico – 0.2%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,380
Central New Mexico Community College G.O. Limited Bonds, Series A,
4.00%, 8/15/28	2,100	2,216
		3,596
New York – 18.0%
New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,
1.13%, 11/1/24(1) (2) (3)	1,000	953
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 18.0%continued
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2) (3)	$4,000	$3,953
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,522
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	5,000	5,015
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	4,088
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1,
5.00%, 6/15/52	7,480	7,949
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,304
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	3,733
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	5,023
5.00%, 6/15/39	8,000	8,319
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
4.00%, 6/15/45	10,000	9,434

NORTHERN FUNDS QUARTERLY REPORT     167    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 18.0%continued
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG,
5.00%, 6/15/50	$5,000	$5,283
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,161
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),
5.00%, 7/15/36	5,000	5,377
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,703
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,127
5.00%, 8/1/42	1,500	1,588
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,704
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 8/1/45	5,000	4,668
2.50%, 8/1/48	2,500	1,634
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	5,289
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/46	1,500	1,389
4.00%, 2/1/49	10,000	9,170
New York City Transitional Finance Authority Subordinate Taxable Revenue Bonds, Series B-2,
1.55%, 8/1/28	5,000	4,116
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 18.0%continued
New York G.O. Unlimited Bonds, Series A-1,
4.00%, 8/1/50	$7,500	$6,945
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,670
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,028
5.00%, 3/1/37	3,700	3,954
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	5,000	5,051
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGC State Aid Withholding),
5.25%, 10/1/23	170	170
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	737
5.00%, 10/8/32	575	635
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
3.50%, 3/15/52	2,500	2,062
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/48	6,500	6,048
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	8,344
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,925
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,154

FIXED INCOME FUNDS    168    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 18.0%continued
4.00%, 3/15/47	$4,000	$3,738
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,838
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,073
New York State Dormitory Authority State Supported Debt Department of Health Revenue Refunding Bonds, Series A,
5.00%, 7/1/23	645	652
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,500	1,344
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),
1.00%, 11/1/26(1) (2) (3)	5,250	4,748
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA/FHA Insured),
0.75%, 11/1/25	3,000	2,741
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),
0.65%, 11/1/25(1) (2) (3)	2,500	2,287
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2) (3)	8,000	7,129
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,520
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	3,931
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 18.0%continued
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	$3,150	$2,661
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,419
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 5,
4.00%, 3/15/51	5,000	4,642
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A-1, Group 3,
4.00%, 3/15/45	10,030	9,452
4.00%, 3/15/46	3,150	2,959
3.00%, 3/15/48	5,000	3,848
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	443
5.00%, 12/1/42	255	257
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	373
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	592
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,357
5.00%, 3/15/40	2,500	2,653

NORTHERN FUNDS QUARTERLY REPORT     169    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 18.0%continued
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	$1,500	$1,502
New York State Urban Development Corp. Personal Income TRB, Series E, Prerefunded,
5.00%, 3/15/23(4)	1,550	1,556
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
3.00%, 3/15/48	5,000	3,827
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,155
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,150
5.00%, 9/15/29	5,000	5,373
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/34	1,500	1,176
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	10,476
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
4.00%, 10/15/24(4)	1,000	1,021
5.00%, 10/15/24(4)	2,500	2,597
5.00%, 10/15/24(4)	2,500	2,597
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 3.26%, 2/1/24(1) (3)	1,485	1,468
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/47	5,000	5,345
5.00%, 5/15/52	2,500	2,775
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 18.0%continued
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/15/51	$5,655	$5,984
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3,
2.50%, 5/15/51	6,250	3,992
Triborough Bridge and Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, MTA Bridges and Tunnels,
5.00%, 5/15/32	5,000	5,908
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,367
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,637
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,015
		291,808
North Carolina – 1.3%
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/31	5,000	5,619
4.00%, 7/1/36	6,790	6,866
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	5,387
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2) (3)	4,500	4,028
		21,900
Ohio – 0.8%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,352

FIXED INCOME FUNDS    170    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Ohio – 0.8%continued
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	$100	$107
4.00%, 12/1/35	300	289
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,472
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,182
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,144
Ohio State Water Development Authority Water PCR Bonds, Series A, Loan Fund,
5.00%, 12/1/38	1,630	1,813
		12,359
Oregon – 0.7%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,721
Marion and Polk Counties School District No. 24J Salem-Keizer G.O. Unlimited Convertible CABS, Series B (School Board Guaranty Program),
5.00%, 6/15/34	3,000	3,405
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,080
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,195
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
4.00%, 5/15/30	190	175
4.00%, 5/15/31	200	181
4.00%, 5/15/32	160	143
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Oregon – 0.7%continued
Tri-County Metropolitan Transportation District Sustainability Revenue Bonds, Series A,
5.00%, 9/1/31	$1,800	$2,117
		12,017
Pennsylvania – 3.0%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	1,646
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,042
5.00%, 6/1/26	1,500	1,590
5.00%, 6/1/31	2,000	2,175
Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,
3.00%, 9/1/29	7,000	6,907
Montgomery County Higher Education & Health Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 5/1/52	5,000	4,847
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/29	4,500	5,091
5.00%, 8/15/37	5,000	5,301
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,005
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	2,066
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,115
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,405

NORTHERN FUNDS QUARTERLY REPORT     171    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Pennsylvania – 3.0%continued
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.78%, 12/1/23(1) (3)	$3,500	$3,497
Southeastern Transportation Authority Revenue Bonds, Asset Improvement Program,
5.00%, 6/1/36	1,325	1,509
		48,196
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,544
South Carolina – 1.1%
Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,
5.00%, 3/1/30	1,000	1,131
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	10,000	9,991
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,755	4,970
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	523
South Carolina State G.O. Unlimited Bonds, Series A, Clemson University,
5.00%, 4/1/39	1,545	1,764
		18,379
Tennessee – 1.8%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,031
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,151
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Tennessee – 1.8%continued
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/29	$5,000	$5,586
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/46	3,125	2,804
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/38	1,000	984
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	10,000	10,146
4.00%, 9/1/28(1) (2) (3)	5,000	4,886
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2) (3)	2,500	2,482
		29,070
Texas – 5.6%
Central Regional Mobility Authority Senior Lien Revenue Bonds,
5.00%, 1/1/43	1,930	1,982
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	744
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/37	2,000	2,217
Dallas Area Rapid Transit Sales Tax Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/47	10,100	10,797
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(6)	1,000	474
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,147

FIXED INCOME FUNDS    172    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Texas – 5.6%continued
Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.75%, 8/15/25(1) (2) (3)	$5,000	$4,729
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,500	2,316
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(4)	3,500	3,647
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Senior Lien Revenue Bonds, Series A,
5.00%, 12/1/32	445	466
5.00%, 12/1/33	500	521
5.00%, 12/1/34	1,000	1,037
4.00%, 12/1/41	1,000	898
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(1) (2) (3)	1,480	1,396
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	2,955	3,100
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/38	3,000	3,165
5.00%, 1/1/39	5,000	5,244
Northside Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.00%, 6/1/27(1) (2) (3)	5,000	4,683
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,821
Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(1) (2) (3)	1,500	1,467
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Texas – 5.6%continued
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(1) (2) (3)	$1,000	$950
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/30	1,000	1,140
5.00%, 10/1/31	1,000	1,151
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Series A, Christus Health,
5.00%, 7/1/32(1) (2) (3)	5,000	5,500
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(4)	5,000	5,037
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,709
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/23	70	71
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	778
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/30	2,750	2,858
5.00%, 12/15/31	2,200	2,282
Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds, Prerefunded,
4.00%, 4/1/24(4)	5,000	5,073
5.00%, 4/1/24(4)	1,500	1,540
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2) (3)	5,000	4,551
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
2.25%, 8/15/41(2) (3)	1,750	1,744
		91,235

NORTHERN FUNDS QUARTERLY REPORT     173    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Utah – 1.2%
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	$5,000	$5,104
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(4)	2,000	2,116
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/32	10,000	11,644
		18,864
Virginia – 2.5%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,548
Henrico County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/31	3,550	4,043
Henrico County Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	10,033
Lynchburg EDA Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
4.00%, 1/1/47	750	673
3.00%, 1/1/51	1,000	690
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2) (3)	4,425	4,937
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,
4.38%, 2/1/23(4)	2,015	2,017
4.50%, 2/1/23(4)	5,500	5,506
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	732
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA/FNMA/FHLMC Insured),
1.95%, 12/1/32	1,440	1,173
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Virginia – 2.5%continued
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	$5,365	$5,981
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
4.00%, 1/1/45	2,000	1,762
3.38%, 1/1/51	1,000	709
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,371
		41,175
Washington – 3.7%
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,841
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,938
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	2,870	3,376
Spokane County School District No. 81 G.O. Unlimited Bonds (School Board Guaranty Program),
4.50%, 12/1/33	11,540	11,848
Washington State G.O. Unlimited Bonds, Series A, Bid Group 2,
5.00%, 8/1/44	7,000	7,616
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	11,073
Washington State G.O. Unlimited Refunding Bonds, Series D,
4.00%, 7/1/37	5,030	5,150
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,347
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	977	861

FIXED INCOME FUNDS    174    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Washington – 3.7%continued
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	$3,000	$3,049
		60,099
Wisconsin – 1.9%
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
5.00%, 7/1/40	325	333
5.00%, 7/1/41	375	384
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	1,846
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,524
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,920
5.00%, 5/1/40	5,000	5,234
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/24	3,250	3,340
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,013
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	715
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,182
4.00%, 4/1/39	5,000	4,868
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Wisconsin – 1.9%continued
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.50%, 11/1/24(1) (2) (3)	$2,000	$1,868
		30,383
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	200
4.00%, 5/1/38	425	416
		616
Total Municipal Bonds
(Cost $1,698,340)		1,571,283

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(7) (8)	9,395,246	$9,395
Total Investment Companies
(Cost $9,395)		9,395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.2%
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University, 5.00%, 2/1/23(1) (2) (3)	$5,000	$5,008
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23(1) (2) (3)	9,755	9,748
Miami-Dade County HFA MFH Variable Revenue Bonds, Platform 3750 II LLC, 0.25%, 8/1/23(1) (2) (3)	2,500	2,440

NORTHERN FUNDS QUARTERLY REPORT     175    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.2%continued
Orange County HFA Multifamily Variable Revenue Bonds, Dunwoodie Place Apartments, 0.20%, 9/1/23(1) (2) (3)	$2,200	$2,135
Rhode Island Housing & Mortgage Finance Corp. Variable Revenue Bonds, Sustainability Bonds (HUD Sector 8 Program), 0.45%, 10/1/23(1) (2) (3)	750	728
Total Short-Term Investments
(Cost $20,272)		20,059

Total Investments – 98.9%
(Cost $1,734,857)		1,606,379
Other Assets less Liabilities – 1.1%		17,277
NET ASSETS – 100.0%		$1,623,656

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of December 31, 2022 is disclosed.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.3%
Municipal Bonds	96.8%
Investment Companies	0.6%
Short-Term Investments	1.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FIXED INCOME FUNDS    176    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$5,642	$—	$5,642
Municipal Bonds(1)	—	1,571,283	—	1,571,283
Investment Companies	9,395	—	—	9,395
Short-Term Investments	—	20,059	—	20,059
Total Investments	$9,395	$1,596,984	$—	$1,606,379

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$72,206	$659,938	$722,749	$544	$9,395	9,395,246
NORTHERN FUNDS QUARTERLY REPORT     177    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.0%
Alabama – 3.6%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/24	$400	$400
4.00%, 6/1/25	470	471
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2) (3)	2,500	2,469
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2) (3)	3,000	3,127
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2) (3)	8,000	8,404
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(4)	3,000	3,267
Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2) (3)	1,500	1,488
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.78%, 4/1/24(1) (3)	1,625	1,612
		21,238
Arizona – 1.1%
Arizona State Health Facilities Authority Revenue Refunding Bonds, Scottsdale Lincoln Hospitals Project,
5.00%, 12/1/27	1,355	1,399
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 8/1/23	1,250	1,263
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2) (3)	2,575	2,687
Maricopa County Unified School District No. 97 G.O. Unlimited Bonds, Deer Valley Improvement Bonds Project of 2019,
5.00%, 7/1/24	1,075	1,110
		6,459
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Arkansas – 0.2%
Bryant School District No. 25 G.O. Limited Refunding Bonds (State Aid Withholding),
1.00%, 2/1/25	$1,070	$1,010
California – 8.4%
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(4)	2,000	2,291
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,145
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bonds, Series A-1,
4.00%, 2/1/25	1,000	1,008
4.00%, 8/1/28(1) (2) (3)	3,150	3,134
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/25	1,400	1,489
5.00%, 4/1/26	1,570	1,691
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	5,000	5,124
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(4)	5,000	5,340
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(1) (2) (3)	1,000	997
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/26	2,605	2,835
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B-2,
5.00%, 6/1/25	1,000	1,058
Glendale Community College District G.O. Unlimited Bonds, Series A, Election of 2016, Prerefunded,
5.00%, 8/1/27(4)	1,750	1,936

FIXED INCOME FUNDS    178    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
California – 8.4%continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Refunding Bonds, Series A (State Appropriation Insured), Prerefunded,
5.00%, 6/1/25(4)	$5,000	$5,291
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	807
4.00%, 8/1/28	935	991
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/29	3,000	3,287
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	1,500	1,662
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,
5.00%, 7/1/27	1,000	1,108
Los Angeles Department of Water & Power System Revenue Bonds,
4.00%, 7/1/26	1,645	1,726
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/26	2,000	2,167
Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series A,
5.00%, 10/1/28	2,720	3,098
Santa Clara County G.O. Unlimited Refunding Bonds, Series D, Election of 2008,
5.00%, 8/1/27	1,010	1,120
		49,305
Colorado – 2.4%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	4,205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Colorado – 2.4%continued
Colorado Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3) (4)	$95	$102
Colorado Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2) (3)	905	959
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(4)	1,000	1,094
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	3,000	3,138
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/28	3,000	3,219
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/29	1,500	1,715
		14,432
Connecticut – 0.9%
Connecticut State G.O. Unlimited Bonds, Series A,
4.00%, 1/15/28	3,300	3,475
5.00%, 3/15/31	1,000	1,065
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,049
		5,589
District of Columbia – 1.7%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/25	4,040	4,314
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/26	5,405	5,549
		9,863

NORTHERN FUNDS QUARTERLY REPORT     179    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Florida – 4.6%
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	$3,500	$3,726
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,876
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	475	479
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,430
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	2,105
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	3,110	3,357
Florida State Board of Education Public Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/28	5,000	5,603
Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	1,500	1,589
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/34	5,000	5,054
		27,219
Georgia – 5.9%
Atlanta Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,000	1,117
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/26	1,000	1,089
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/26	1,050	1,142
Atlanta Water & Wastewater Revenue Refunding Bonds, Prerefunded,
5.00%, 5/1/25(4)	4,650	4,891
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Georgia – 5.9%continued
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	$1,750	$1,910
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/26	1,245	1,335
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/27	2,000	2,181
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	1,625	1,712
5.00%, 6/1/26	1,230	1,323
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	3,125	3,020
Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds,
4.00%, 8/1/25	2,700	2,794
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2) (3)	2,000	1,984
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	5,000	5,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series C,
5.00%, 7/1/26	1,700	1,836
Northwest Housing Authority MFH Revenue Bonds, Spring Grove Apartments Project (HUD Sector 8 Program),
0.25%, 10/1/23(1) (2) (3)	1,450	1,406
Sandy Springs Public Facilities Authority Revenue Bonds, City Center Project, Prerefunded,
5.00%, 5/1/26(4)	2,000	2,152
		34,892
Hawaii – 0.1%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	783

FIXED INCOME FUNDS    180    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Illinois – 3.0%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	$1,315	$1,367
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds,
5.00%, 1/1/25	1,100	1,147
5.00%, 1/1/26	1,000	1,066
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/29	5,000	5,167
Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	1,000	1,021
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/31	8,020	8,057
		17,825
Indiana – 1.5%
Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/25	1,825	1,876
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,174
5.00%, 1/15/27	1,100	1,194
5.00%, 7/15/27	1,075	1,178
5.00%, 7/15/27	2,195	2,405
		8,827
Iowa – 0.3%
Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,815	1,909
Kansas – 1.9%
Kansas Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/33	2,240	2,359
Manhattan G.O. Unlimited Bonds, Series 01,
1.88%, 6/15/23	1,355	1,345
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Kansas – 1.9%continued
Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,
0.75%, 6/15/24	$5,525	$5,341
Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 9/1/25(4)	1,000	1,060
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,186
		11,291
Kentucky – 2.0%
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	8,725	8,661
Louisville Regional Airport Authority Airplort System Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/1/25	2,990	3,058
		11,719
Louisiana – 0.8%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	288
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	1,500	1,604
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,634
		4,526
Maryland – 1.7%
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	3,000	3,101
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/26	2,435	2,637

NORTHERN FUNDS QUARTERLY REPORT     181    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Maryland – 1.7%continued
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	$2,925	$3,108
Prince George's County Consolidated Public Improvement G.O. Limited Bonds, Series A,
4.00%, 9/1/24	1,405	1,435
		10,281
Massachusetts – 5.8%
Brookline G.O. Limited Bonds,
5.00%, 3/15/26	1,905	2,048
Massachusetts State Bay Transportation Authority Sales Tax Subordinate Revenue BANS, Sustainability Bonds,
4.00%, 5/1/25	1,500	1,547
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,210
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University Issue,
5.00%, 10/15/26	2,000	2,175
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 9/1/27	5,000	5,521
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/25	1,810	1,915
5.00%, 7/1/26	1,040	1,124
Massachusetts State HFA Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),
0.45%, 12/1/24	725	687
Massachusetts State Housing Finance Agency Revenue Notes (GNMA/FNMA/FHLMC Insured),
2.80%, 6/1/23	1,000	998
Massachusetts State School Building Authority Sales Tax Subordinate Revenue Bonds, Series A, Prerefunded,
5.00%, 2/15/26(4)	2,500	2,679
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Massachusetts – 5.8%continued
Massachusetts State Transportation Fund Rail Enhancement Program Revenue Bonds, Series A,
5.00%, 6/1/28	$4,500	$4,749
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Escrowed to Maturity,
5.00%, 8/1/25	165	174
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Unrefunded Balance,
5.00%, 8/1/25	835	884
MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(4)	3,340	3,613
University Of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	3,370	3,577
		33,901
Michigan – 1.6%
Brandon School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured), Prerefunded,
5.00%, 5/1/25(4)	1,100	1,158
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2) (3)	3,000	3,123
Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,026
		9,307
Minnesota – 2.2%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2) (3)	2,000	2,006
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,127

FIXED INCOME FUNDS    182    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Minnesota – 2.2%continued
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/27	$6,000	$6,638
Minnesota State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 10/1/26	2,710	2,949
		12,720
Missouri – 1.6%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	2,961
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,414
Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,499
Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), Kansas City International,
5.00%, 3/1/25	1,040	1,072
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2) (3)	1,500	1,546
		9,492
Nevada – 1.0%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,091
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,038
		6,129
New Jersey – 2.2%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,149
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
New Jersey – 2.2%continued
New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(4)	$3,500	$3,716
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction (State Appropriation Insured),
(Floating, SIFMA Municipal Swap Index Yield + 1.60%), 4.73%, 3/1/28(3)	2,500	2,499
New Jersey State EDA Revenue Refunding Bonds, Series BBB, Prerefunded,
5.50%, 12/15/26(4)	2,500	2,781
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	3,004
		13,149
New York – 13.3%
Metropolitan Transportation Authority Revenue Refunding Bonds, Series E, Green Bonds,
5.00%, 11/15/29	2,190	2,284
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	2,973
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds,
5.00%, 6/15/25	1,535	1,624
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,107
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 2/1/29	3,295	3,363
New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	3,620	3,641

NORTHERN FUNDS QUARTERLY REPORT     183    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
New York – 13.3%continued
New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2) (3)	$3,750	$3,911
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	654
New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/28	1,000	1,116
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,970
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, General Purpose, Unrefunded Balance,
5.00%, 2/15/28	3,000	3,267
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,277
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Group 2, Unrefunded Balance,
5.00%, 3/15/31	2,000	2,248
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 3/15/24	645	662
New York State HFA Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA/FHA Insured),
3.85%, 5/1/27(1) (2) (3)	4,000	4,029
New York State HFA Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	2,500	2,253
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,350	1,210
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.13%, 11/1/23	1,000	990
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
New York – 13.3%continued
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA/FHA Insured),
0.75%, 11/1/25	$4,000	$3,655
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,653
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 1,
5.00%, 3/15/29	5,000	5,662
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/28	2,175	2,182
5.00%, 3/15/29	2,675	2,683
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 9/15/28	5,000	5,624
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	7,500	7,511
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/27	5,000	5,490
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,547
		78,586
North Carolina – 0.9%
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/26	2,115	2,287
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 2/1/24	3,000	3,056
		5,343

FIXED INCOME FUNDS    184    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Ohio – 2.7%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	$1,120	$1,173
Columbus G.O. Unlimited Refunding Bonds, Series 1, Various Purpose,
5.00%, 7/1/26	1,300	1,405
Ohio State G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 3/15/23(4)	3,500	3,513
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,457
Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,
3.00%, 9/1/27	3,000	3,012
University of Akron Revenue Refunding Bonds, Series A,
5.00%, 1/1/25	1,025	1,058
		15,618
Oklahoma – 0.5%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,053
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
1.00%, 7/1/24	2,000	1,911
		2,964
Oregon – 1.1%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,099
Oregon State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/33	1,450	1,531
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,913
Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	1,640	1,648
		6,191
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Pennsylvania – 2.5%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	$2,275	$2,051
Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,
3.00%, 9/1/29	3,000	2,960
Pennsylvania State G.O. Unlimited Bonds,
5.00%, 5/15/24	3,000	3,090
Pennsylvania State G.O. Unlimited Bonds, Series 1, Prerefunded,
5.00%, 4/1/23(4)	1,000	1,005
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	425	453
5.00%, 12/1/26	275	298
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series B,
5.00%, 6/1/24	2,700	2,769
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	1,700	1,811
		14,437
Tennessee – 1.5%
Gallatin Water & Sewer Revenue Refunding Bonds, Prerefunded,
5.00%, 1/1/25(4)	1,500	1,568
Johnson City G.O. Unlimited Refunding Bonds,
5.00%, 3/1/25	2,715	2,848
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	4,500	4,566
		8,982
Texas – 6.8%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,086
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,211

NORTHERN FUNDS QUARTERLY REPORT     185    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Texas – 6.8%continued
Central Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/25(4)	$1,215	$1,284
Central Regional Mobility Authority Subordinate Revenue BANS, Series F,
5.00%, 1/1/25	2,000	2,052
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	1,500	1,623
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	1,175	1,098
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,190
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,000	1,853
Laredo Certificates Obligation G.O. Limited Bonds,
5.00%, 2/15/23	500	501
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	865
McAllen Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
4.00%, 2/15/26	1,000	1,040
North Central Texas State Housing Finance Corp. Variable Revenue Bonds, Bluebonnet Ridge Apartment,
0.38%, 8/1/24(1) (2) (3)	1,750	1,645
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2) (3)	1,470	1,424
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Texas – 6.8%continued
Northside Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.00%, 6/1/27(1) (2) (3)	$1,000	$937
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,000	1,088
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2) (3)	3,500	3,075
2.00%, 12/1/27(1) (2) (3)	3,150	2,956
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	1,350	1,412
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/26	2,355	2,433
4.00%, 8/1/27	2,135	2,201
Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,
5.00%, 10/1/29	5,000	5,303
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,444
Texas State Public Finance Authority G.O. Unlimited Refunding Bonds,
5.00%, 10/1/26	2,110	2,289
		40,010
Utah – 2.0%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,120
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,869
Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,
5.00%, 8/1/24(1) (2) (3)	3,850	3,959

FIXED INCOME FUNDS    186    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Utah – 2.0%continued
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(4)	$1,735	$1,835
		11,783
Virginia – 0.7%
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(1) (2) (3)	1,000	1,002
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, Prerefunded,
5.00%, 7/1/25(4)	3,000	3,171
		4,173
Washington – 3.5%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,038
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(4)	1,000	1,065
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,500	1,509
Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,340	1,397
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	659
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,341
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%continued
Washington – 3.5%continued
Port of Seattle Revenue Refunding Bonds, Series B,
5.00%, 3/1/31	$2,800	$2,882
Seattle G.O. Limited Refunding Bonds, Series A,
4.00%, 4/1/27	2,775	2,894
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,581
Washington State G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/26	1,255	1,326
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	1,853
		20,545
Wisconsin – 3.0%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/28	1,070	1,199
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2021-2,
5.00%, 5/1/27	9,100	10,004
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.40%, 11/1/23(1) (2) (3)	2,010	1,944
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,285
		17,432
Total Municipal Bonds
(Cost $564,951)		547,930

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(5) (6)	7,190,785	$7,191
Total Investment Companies
(Cost $7,191)		7,191

NORTHERN FUNDS QUARTERLY REPORT     187    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 5.5%
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare, 2.95%, 1/3/23(1) (3) (7)	$5,740	$5,740
Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project, 5.00%, 9/1/23(1) (2) (3)	5,000	5,040
Los Angeles County Development Authority MFH Variable Revenue Bonds, Sunny Garden Apartments (HUD Sector 8 Program), 0.20%, 1/1/23(1) (2) (3)	3,000	3,000
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/1/23(1) (2) (3)	5,000	4,998
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23(1) (2) (3)	3,400	3,398
Massachusetts State Variable G.O. Limited Refunding Bonds, Series A, 5.00%, 6/1/23(1) (2) (3)	5,000	5,041
Port of Port Arthur Navigation District Variable Revenue Refunding Bonds, Motiva Enterprises LLC Project, 3.75%, 1/3/23(1) (3) (7)	5,000	5,000
Total Short-Term Investments
(Cost $32,392)		32,217

Total Investments – 99.7%
(Cost $604,534)		587,338
Other Assets less Liabilities – 0.3%		1,629
NET ASSETS – 100.0%		$588,967

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2022 is disclosed.
(7)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	93.0%
Investment Companies	1.2%
Short-Term Investments	5.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FIXED INCOME FUNDS    188    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$547,930	$—	$547,930
Investment Companies	7,191	—	—	7,191
Short-Term Investments	—	32,217	—	32,217
Total Investments	$7,191	$580,147	$—	$587,338

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$24,998	$372,525	$390,332	$1	$7,191	7,190,785
NORTHERN FUNDS QUARTERLY REPORT     189    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 0.8% (1)
Fannie Mae – 0.2%
Pool #555649,
7.50%, 10/1/32	$14	$14
Pool #BH9277,
3.50%, 2/1/48	133	123
		137
Freddie Mac – 0.0%
Pool #ZS7735,
2.00%, 1/1/32	3	3
Freddie Mac Gold – 0.3%
Pool #D99701,
3.00%, 11/1/32	174	164
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	112	103
Government National Mortgage Association I – 0.1%
Pool #676682,
4.50%, 6/15/25	18	18
Pool #782618,
4.50%, 4/15/24	4	4
Pool #783245,
5.00%, 9/15/24	4	4
Pool #783489,
5.00%, 6/15/25	2	2
		28
Total U.S. Government Agencies
(Cost $478)		435

U.S. GOVERNMENT OBLIGATIONS – 98.2%
U.S. Treasury Bonds – 0.9%
6.00%, 2/15/26	470	494
U.S. Treasury Inflation Indexed Notes – 4.5%
0.50%, 4/15/24	322	370
0.13%, 7/15/24	306	372
0.13%, 10/15/24	332	372
0.25%, 1/15/25	308	372
0.38%, 7/15/25	308	372
0.13%, 4/15/26	349	373
0.13%, 4/15/27	380	374
		2,605
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.2%continued
U.S. Treasury Notes – 92.8%
2.88%, 11/30/23	$326	$321
2.50%, 1/31/24	546	533
0.13%, 2/15/24	542	515
2.75%, 2/15/24	523	512
0.38%, 4/15/24	577	546
2.00%, 4/30/24	554	535
0.25%, 5/15/24	579	545
1.75%, 6/30/24	453	434
1.75%, 7/31/24	2,529	2,420
1.88%, 8/31/24	554	530
0.38%, 9/15/24	579	540
2.13%, 9/30/24	550	528
2.25%, 11/15/24	550	529
4.50%, 11/30/24	10,734	10,740
2.50%, 1/31/25	541	521
2.75%, 2/28/25	538	520
2.88%, 4/30/25	537	520
0.25%, 5/31/25	588	534
2.88%, 5/31/25	285	276
0.25%, 6/30/25	587	532
0.25%, 7/31/25	589	532
2.88%, 7/31/25	532	514
0.25%, 10/31/25	591	529
4.50%, 11/15/25	14,329	14,427
0.38%, 11/30/25	883	791
2.88%, 11/30/25	158	152
1.63%, 2/15/26	558	517
0.50%, 2/28/26	587	524
2.13%, 5/31/26	549	514
1.88%, 6/30/26	550	511
0.63%, 7/31/26	586	518
1.88%, 7/31/26	551	510
0.75%, 8/31/26	582	516
0.88%, 9/30/26	487	433
3.88%, 11/30/27	10,008	9,970
		53,089
Total U.S. Government Obligations
(Cost $57,677)		56,188

FIXED INCOME FUNDS    190    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(2) (3)	1,108,949	$1,109
Total Investment Companies
(Cost $1,109)		1,109

Total Investments – 100.9%
(Cost $59,264)		57,732
Liabilities less Other Assets – (0.9%)		(543)
NET ASSETS – 100.0%		$57,189

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	0.8%
Security Type(1)	% of Net Assets
U.S. Government Obligations	98.2%
Investment Companies	1.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$435	$—	$435
U.S. Government Obligations(1)	—	56,188	—	56,188
Investment Companies	1,109	—	—	1,109
Total Investments	$1,109	$56,623	$—	$57,732

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$92	$97,199	$96,182	$41	$1,109	1,108,949
NORTHERN FUNDS QUARTERLY REPORT     191    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%
Jamaica – 0.0%
Digicel Group Holdings Ltd.,
7.00%, 1/18/23 (2) (3) (4)	$10	$1
Total Convertible Bonds
(Cost $7)		1

CORPORATE BONDS – 0.9%
United States – 0.9%
AES Panama Generation Holdings S.R.L.,
4.38%, 5/31/30 (5)	200	174
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
3.75%, 12/1/31 (5)	120	98
5.75%, 4/1/33 (5)	100	95
New Fortress Energy, Inc.,
6.50%, 9/30/26 (5)	160	149
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/6/31 (5)	100	68
		584
Total Corporate Bonds
(Cost $604)		584

FOREIGN ISSUER BONDS – 90.2%
Angola – 1.0%
Angolan Government International Bond,
9.50%, 11/12/25 (5)	150	154
8.25%, 5/9/28 (4)	200	183
9.38%, 5/8/48 (4)	400	318
		655
Argentina – 3.0%
Argentine Republic Government International Bond,
1.00%, 7/9/29	194	52
(Step to 0.75% on 7/9/23), 0.50%, 7/9/30 (6)	2,270	610
(Step to 3.63% on 7/9/23), 1.50%, 7/9/35 (6)	703	178
(Step to 4.25% on 7/9/23), 3.88%, 1/9/38 (6)	754	239
(Step to 4.88% on 7/9/29), 3.50%, 7/9/41 (6)	150	42
Genneia S.A.,
8.75%, 9/2/27 (5)	170	166
Pampa Energia S.A.,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Argentina – 3.0%continued
7.50%, 1/24/27 (4)	$100	$92
Transportadora de Gas del Sur S.A.,
6.75%, 5/2/25 (4)	235	217
YPF S.A.,
9.00%, 2/12/26 (4)	225	215
9.00%, 6/30/29 (4)	265	212
		2,023
Azerbaijan – 0.3%
Republic of Azerbaijan International Bond,
3.50%, 9/1/32 (4)	200	167
Bahrain – 0.6%
Bahrain Government International Bond,
5.45%, 9/16/32 (4)	250	222
7.50%, 9/20/47 (4)	200	180
		402
Brazil – 6.8%
Banco do Estado do Rio Grande do Sul S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.93%), 5.38%, 1/28/31 (5) (7)	75	68
Braskem Netherlands Finance B.V.,
4.50%, 1/31/30 (4)	250	213
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/25 (BRL)(8)	762	114
0.00%, 7/1/25 (BRL)(8)	4,600	648
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/25 (BRL)	3,168	574
10.00%, 1/1/27 (BRL)	4,180	728
10.00%, 1/1/29 (BRL)	2,870	487
10.00%, 1/1/31 (BRL)	496	82
Brazilian Government International Bond,
2.88%, 6/6/25	200	189
8.25%, 1/20/34	78	88
CSN Resources S.A.,
4.63%, 6/10/31 (5)	140	111
Embraer Netherlands Finance B.V.,
6.95%, 1/17/28 (5)	120	120
Gol Finance S.A.,
8.00%, 6/30/26 (4)	200	118
Guara Norte S.a.r.l.,
5.20%, 6/15/34 (5)	182	154
MC Brazil Downstream Trading S.a.r.l.,

FIXED INCOME FUNDS    192    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Brazil – 6.8%continued
7.25%, 6/30/31 (5)	$75	$62
Movida Europe S.A.,
5.25%, 2/8/31 (5)	125	94
MV24 Capital B.V.,
6.75%, 6/1/34 (5)	120	109
Nexa Resources S.A.,
6.50%, 1/18/28 (5)	130	126
Oi S.A.,
10.00%, 7/27/25 (3) (4)	873	148
Simpar Europe S.A.,
5.20%, 1/26/31 (5)	125	95
Suzano Austria GmbH,
2.50%, 9/15/28	200	168
Vale Overseas Ltd.,
3.75%, 7/8/30	100	87
		4,583
Chile – 2.9%
AES Andes S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.92%), 6.35%, 10/7/79 (5) (7)	10	9
Agrosuper S.A.,
4.60%, 1/20/32 (5)	175	155
Alfa Desarrollo S.p.A.,
4.55%, 9/27/51 (5)	249	191
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/1/28 (CLP)	60,000	69
5.00%, 3/1/35 (CLP)	95,000	111
Celulosa Arauco y Constitucion S.A.,
3.88%, 11/2/27	200	187
Chile Government International Bond,
3.10%, 5/7/41	200	143
3.10%, 1/22/61	246	153
Cia Cervecerias Unidas S.A.,
3.35%, 1/19/32 (5)	125	106
Empresa Nacional de Telecomunicaciones S.A.,
4.75%, 8/1/26 (5)	115	111
Enel Chile S.A.,
4.88%, 6/12/28	150	146
GNL Quintero S.A.,
4.63%, 7/31/29 (4)	165	159
Kenbourne Invest S.A.,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Chile – 2.9%continued
6.88%, 11/26/24 (5)	$75	$71
4.70%, 1/22/28 (4)	100	78
Sociedad de Transmision Austral S.A.,
4.00%, 1/27/32 (5)	150	129
Telefonica Moviles Chile S.A.,
3.54%, 11/18/31 (5)	150	123
		1,941
China – 3.8%
Alibaba Group Holding Ltd.,
4.50%, 11/28/34	125	113
Central China Real Estate Ltd.,
7.75%, 5/24/24 (4)	200	63
CFLD Cayman Investment Ltd.,
9.00%, 7/31/21 (4) (9)	425	47
China Evergrande Group,
8.25%, 3/23/22 (4) (9) (10)	305	22
7.50%, 6/28/23 (4) (9) (10)	200	15
10.50%, 4/11/24 (4) (9) (10)	200	15
China Government Bond,
3.02%, 10/22/25 (CNY)	940	137
2.62%, 9/25/29 (CNY)	510	72
3.27%, 11/19/30 (CNH)	1,200	179
2.75%, 2/17/32 (CNY)	1,800	256
3.72%, 4/12/51 (CNY)	370	58
CIFI Holdings Group Co. Ltd.,
5.25%, 5/13/26 (4)	300	77
Fantasia Holdings Group Co. Ltd.,
15.00%, 12/18/21 (4) (9)	335	27
7.95%, 7/5/22 (4) (9)	335	24
12.25%, 10/18/22 (4) (9)	200	14
10.88%, 1/9/23 (4) (9)	200	14
Golden Eagle Retail Group Ltd.,
4.63%, 5/21/23 (4)	200	194
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22 (4) (9)	200	27
11.95%, 10/22/22 (4) (9)	200	27
11.50%, 1/30/23 (4) (9)	200	27
10.88%, 7/23/23 (4) (9)	200	27
9.38%, 6/30/24 (4) (9)	200	27
Lenovo Group Ltd.,
6.54%, 7/27/32 (5)	100	97
Longfor Group Holdings Ltd.,
3.85%, 1/13/32 (4)	200	139

NORTHERN FUNDS QUARTERLY REPORT     193    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
China – 3.8%continued
Prosus N.V.,
4.19%, 1/19/32 (5)	$115	$96
4.03%, 8/3/50 (5)	100	63
Scenery Journey Ltd.,
11.50%, 10/24/22 (4) (9)	200	13
12.00%, 10/24/23 (4) (9)	200	12
Shimao Group Holdings Ltd.,
4.75%, 7/3/22 (4) (9)	200	37
Sunac China Holdings Ltd.,
7.25%, 6/14/22 (4) (9)	200	41
7.95%, 8/8/22 (4) (9)	200	44
7.95%, 10/11/23 (4) (9)	200	43
Tencent Holdings Ltd.,
2.88%, 4/22/31 (5)	95	79
Vanke Real Estate Hong Kong Co. Ltd.,
3.50%, 11/12/29 (4)	200	159
Yuzhou Group Holdings Co. Ltd.,
8.50%, 2/4/23 (4) (9)	200	22
9.95%, 6/8/23 (4) (9) (10)	200	17
6.00%, 10/25/23 (4) (9)	250	21
7.38%, 1/13/26 (4) (9)	200	18
6.35%, 1/13/27 (4) (9) (10)	200	18
Zhenro Properties Group Ltd.,
14.72%, 3/6/23 (2) (4) (9)	200	7
8.30%, 9/15/23 (4) (9)	200	10
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 3/8/26 (4)	200	169
		2,567
Colombia – 3.8%
AI Candelaria Spain S.A.,
5.75%, 6/15/33 (5)	250	190
Banco GNB Sudameris S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.66%), 7.50%, 4/16/31 (5) (7)	100	72
Banistmo S.A.,
4.25%, 7/31/27 (5)	100	91
Canacol Energy Ltd.,
5.75%, 11/24/28 (5)	130	115
Colombia Government International Bond,
7.38%, 9/18/37	100	94
5.00%, 6/15/45	250	170
Colombian TES,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Colombia – 3.8%continued
10.00%, 7/24/24 (COP)	$850,000	$171
7.50%, 8/26/26 (COP)	82,500	15
5.75%, 11/3/27 (COP)	658,700	103
6.00%, 4/28/28 (COP)	1,363,100	210
7.00%, 3/26/31 (COP)	330,000	48
7.00%, 6/30/32 (COP)	1,042,700	147
7.25%, 10/18/34 (COP)	233,400	32
6.25%, 7/9/36 (COP)	307,500	37
9.25%, 5/28/42 (COP)	173,100	26
7.25%, 10/26/50 (COP)	140,800	17
Ecopetrol S.A.,
5.38%, 6/26/26	175	165
5.88%, 11/2/51	130	87
Empresas Publicas de Medellin ESP,
4.25%, 7/18/29 (5)	100	79
Frontera Energy Corp.,
7.88%, 6/21/28 (5)	90	75
Gran Tierra Energy International Holdings Ltd.,
6.25%, 2/15/25 (5)	80	70
Interconexion Electrica S.A. ESP,
3.83%, 11/26/33 (5)	100	83
Oleoducto Central S.A.,
4.00%, 7/14/27 (5)	165	145
Promigas S.A. ESP/Gases del Pacifico S.A.C.,
3.75%, 10/16/29 (5)	150	122
SierraCol Energy Andina LLC,
6.00%, 6/15/28 (4)	200	154
		2,518
Croatia – 0.4%
Croatia Government International Bond,
6.00%, 1/26/24 (4)	200	202
1.50%, 6/17/31 (EUR)(4)	100	89
		291
Czech Republic – 1.7%
Czech Republic Government Bond,
0.45%, 10/25/23 (CZK)(4)	4,500	190
0.00%, 12/12/24 (CZK)(8)	1,410	56
2.50%, 8/25/28 (CZK)	1,340	52
2.75%, 7/23/29 (CZK)	1,880	72
0.05%, 11/29/29 (CZK)	760	24
0.95%, 5/15/30 (CZK)(4)	90	3

FIXED INCOME FUNDS    194    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Czech Republic – 1.7%continued
1.75%, 6/23/32 (CZK)	$6,730	$226
2.00%, 10/13/33 (CZK)	1,750	58
3.50%, 5/30/35 (CZK)	6,600	253
4.20%, 12/4/36 (CZK)(4)	220	9
Energo-Pro AS,
8.50%, 2/4/27 (5)	200	184
		1,127
Dominican Republic – 1.5%
Dominican Republic International Bond,
5.50%, 1/27/25 (4)	250	248
5.30%, 1/21/41 (4)	150	116
6.85%, 1/27/45 (4)	300	260
6.50%, 2/15/48 (4)	200	164
5.88%, 1/30/60 (4)	266	195
		983
Ecuador – 0.7%
Ecuador Government International Bond,
(Step to 3.50% on 7/31/23), 2.50%, 7/31/35 (5) (6)	722	332
(Step to 2.50% on 7/31/23), 1.50%, 7/31/40 (4) (6)	126	51
(Step to 2.50% on 7/31/23), 1.50%, 7/31/40 (5) (6)	239	98
		481
Egypt – 1.5%
Egypt Government International Bond,
5.63%, 4/16/30 (EUR)(4)	575	429
8.50%, 1/31/47 (4)	400	268
8.70%, 3/1/49 (4)	200	134
Energean PLC,
6.50%, 4/30/27 (5)	190	175
		1,006
El Salvador – 0.3%
El Salvador Government International Bond,
5.88%, 1/30/25 (4)	5	3
6.38%, 1/18/27 (4)	23	10
8.63%, 2/28/29 (4)	299	130
8.25%, 4/10/32	11	5
7.65%, 6/15/35 (4)	66	26
7.12%, 1/20/50 (4)	150	58
		232
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Georgia – 0.1%
Silknet JSC,
8.38%, 1/31/27 (5)	$100	$94
Ghana – 0.9%
Ghana Government International Bond,
7.88%, 2/11/35 (4) (9)	600	218
8.95%, 3/26/51 (4) (9)	215	77
Kosmos Energy Ltd.,
7.50%, 3/1/28 (5)	197	158
Tullow Oil PLC,
10.25%, 5/15/26 (5)	225	180
		633
Guatemala – 0.5%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L.,
5.25%, 4/27/29 (5)	150	140
CT Trust,
5.13%, 2/3/32 (5)	200	175
		315
Honduras – 0.2%
Honduras Government International Bond,
6.25%, 1/19/27 (4)	150	132
Hong Kong – 0.5%
AIA Group Ltd.,
5.63%, 10/25/27 (5)	160	164
Melco Resorts Finance Ltd.,
5.75%, 7/21/28 (4)	225	187
		351
Hungary – 0.7%
Hungary Government Bond,
1.50%, 8/23/23 (HUF)	74,000	185
6.00%, 11/24/23 (HUF)	30,360	76
4.50%, 3/23/28 (HUF)	13,660	29
6.75%, 10/22/28 (HUF)	3,290	8
3.00%, 8/21/30 (HUF)	35,870	65
4.75%, 11/24/32 (HUF)	13,750	27
3.00%, 10/27/38 (HUF)	7,850	11
Hungary Government International Bond,
5.38%, 3/25/24	68	68
		469
India – 1.9%
Adani International Container Terminal Pvt Ltd.,

NORTHERN FUNDS QUARTERLY REPORT     195    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
India – 1.9%continued
3.00%, 2/16/31 (5)	$113	$88
Adani Ports & Special Economic Zone Ltd.,
4.20%, 8/4/27 (5)	100	88
Bharti Airtel Ltd.,
3.25%, 6/3/31 (5)	140	119
Greenko Wind Projects Mauritius Ltd.,
5.50%, 4/6/25 (5)	120	112
Power Finance Corp. Ltd.,
3.75%, 12/6/27 (4)	200	183
Reliance Industries Ltd.,
3.63%, 1/12/52 (5)	100	66
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries,
4.50%, 7/14/28 (5)	150	126
Shriram Finance Ltd.,
4.40%, 3/13/24 (4)	200	192
Vedanta Resources Finance II PLC,
13.88%, 1/21/24 (4)	200	174
8.95%, 3/11/25 (5)	225	153
		1,301
Indonesia – 6.6%
Freeport Indonesia PT,
4.76%, 4/14/27 (5)	100	96
6.20%, 4/14/52 (5)	200	175
Indofood CBP Sukses Makmur Tbk PT,
3.40%, 6/9/31 (4)	300	250
Indonesia Asahan Aluminium Persero PT,
5.45%, 5/15/30 (4)	200	190
Indonesia Government International Bond,
8.50%, 10/12/35 (4)	100	126
6.63%, 2/17/37 (4)	550	620
7.75%, 1/17/38 (4)	100	120
5.13%, 1/15/45 (4)	200	193
Indonesia Treasury Bond,
8.38%, 3/15/24 (IDR)	288,000	19
8.13%, 5/15/24 (IDR)	989,000	66
8.38%, 9/15/26 (IDR)	5,775,000	397
7.00%, 5/15/27 (IDR)	881,000	58
9.00%, 3/15/29 (IDR)	220,000	16
8.25%, 5/15/29 (IDR)	1,210,000	84
10.50%, 8/15/30 (IDR)	600,000	47
7.00%, 9/15/30 (IDR)	1,994,000	130
6.50%, 2/15/31 (IDR)	5,000,000	312
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Indonesia – 6.6%continued
7.75%, 4/15/31 (IDR)	$655,000	$44
8.75%, 5/15/31 (IDR)	5,651,000	405
9.50%, 7/15/31 (IDR)	4,400,000	329
8.38%, 3/15/34 (IDR)	1,389,000	98
7.50%, 6/15/35 (IDR)	536,000	35
7.50%, 5/15/38 (IDR)	654,000	43
8.38%, 4/15/39 (IDR)	724,000	52
LLPL Capital Pte. Ltd.,
6.88%, 2/4/39 (5)	171	150
Medco Laurel Tree Pte. Ltd.,
6.95%, 11/12/28 (5)	225	200
Minejesa Capital B.V.,
5.63%, 8/10/37 (4)	200	156
		4,411
Ireland – 0.1%
C&W Senior Financing DAC,
6.88%, 9/15/27 (5)	100	93
Israel – 2.3%
Bank Hapoalim B.M.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.16%), 3.26%, 1/21/32 (7)	200	173
Bank Leumi Le-Israel B.M.,
5.13%, 7/27/27	200	199
Delek Overriding Royalty Leviathan Ltd.,
7.49%, 12/30/23	150	150
Energean Israel Finance Ltd.,
4.88%, 3/30/26	200	186
5.88%, 3/30/31	75	66
ICL Group Ltd.,
6.38%, 5/31/38	150	148
Leviathan Bond Ltd.,
6.50%, 6/30/27	100	97
6.75%, 6/30/30	120	113
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	500	437
		1,569
Ivory Coast – 0.4%
Ivory Coast Government International Bond,
5.88%, 10/17/31 (EUR)(4)	100	90
4.88%, 1/30/32 (EUR)(4)	200	170
		260

FIXED INCOME FUNDS    196    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Jamaica – 0.0%
Digicel Group Holdings Ltd.,
8.00%, 4/1/25 (3) (4)	$41	$11
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.00%, 12/31/26 (4)	12	5
		16
Kazakhstan – 0.8%
Kazakhstan Government International Bond,
8.05%, 5/20/24 (KZT)(4)	100,000	200
KazMunayGas National Co. JSC,
5.38%, 4/24/30 (4)	200	180
Tengizchevroil Finance Co. International Ltd.,
3.25%, 8/15/30 (4)	220	158
		538
Kuwait – 0.6%
MEGlobal Canada ULC,
5.00%, 5/18/25 (5)	200	196
Nbk Tier 2 Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.11%), 2.50%, 11/24/30 (4) (7)	200	178
		374
Lebanon – 0.1%
Lebanon Government International Bond,
6.38%, 3/9/20 (4) (9)	67	4
5.80%, 4/14/20 (9)	79	5
6.15%, 6/19/20 (9)	102	6
8.25%, 4/12/21 (4) (9)	115	7
6.10%, 10/4/22 (4) (9)	321	20
6.00%, 1/27/23 (4) (9)	50	3
6.60%, 11/27/26 (4) (9)	22	1
6.85%, 3/23/27 (4) (9)	88	6
7.00%, 3/23/32 (4) (9)	33	2
7.05%, 11/2/35 (4) (9)	11	1
7.25%, 3/23/37 (4) (9)	35	2
		57
Macau – 0.8%
MGM China Holdings Ltd.,
5.38%, 5/15/24 (5)	80	77
Sands China Ltd.,
5.90%, 8/8/28	215	202
4.88%, 6/18/30	100	88
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Macau – 0.8%continued
Studio City Finance Ltd.,
6.00%, 7/15/25 (5)	$200	$173
		540
Malaysia – 3.4%
Malaysia Government Bond,
3.76%, 4/20/23 (MYR)	1,070	243
3.90%, 11/30/26 (MYR)	2,363	538
3.73%, 6/15/28 (MYR)	1,600	359
3.89%, 8/15/29 (MYR)	238	54
3.58%, 7/15/32 (MYR)	1,375	300
3.83%, 7/5/34 (MYR)	718	158
4.25%, 5/31/35 (MYR)	458	104
4.76%, 4/7/37 (MYR)	151	36
4.70%, 10/15/42 (MYR)	500	118
4.92%, 7/6/48 (MYR)	114	27
4.07%, 6/15/50 (MYR)	550	114
Malaysia Government Investment Issue,
3.47%, 10/15/30 (MYR)	253	55
4.19%, 10/7/32 (MYR)	29	7
3.45%, 7/15/36 (MYR)	91	19
Petronas Capital Ltd.,
4.55%, 4/21/50 (4)	200	178
		2,310
Mauritius – 0.3%
Axian Telecom,
7.38%, 2/16/27 (5)	200	174
Mexico – 8.0%
Alsea S.A.B. de C.V.,
7.75%, 12/14/26 (5)	120	119
America Movil S.A.B. de C.V.,
5.38%, 4/4/32 (5)	240	217
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.03%), 6.63%, 1/24/32 (2) (5) (7)	120	99
Braskem Idesa SAPI,
7.45%, 11/15/29 (5)	150	118
CIBANCO S.A. Institucion de Banca Multiple Trust CIB,
4.38%, 7/22/31 (5)	150	112
Comision Federal de Electricidad,
8.18%, 12/23/27 (MXN)	750	35
Corp. Inmobiliaria Vesta S.A.B. de C.V.,

NORTHERN FUNDS QUARTERLY REPORT     197    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Mexico – 8.0%continued
3.63%, 5/13/31 (5)	$125	$100
Infraestructura Energetica Nova S.A.P.I. de C.V.,
4.88%, 1/14/48 (5)	200	153
Mexican Bonos,
7.50%, 6/3/27 (MXN)	6,700	324
8.50%, 5/31/29 (MXN)	6,000	300
7.75%, 5/29/31 (MXN)	5,960	283
7.75%, 11/23/34 (MXN)	2,410	112
10.00%, 11/20/36 (MXN)	8,020	441
8.50%, 11/18/38 (MXN)	5,510	268
7.75%, 11/13/42 (MXN)	6,250	280
Mexico City Airport Trust,
5.50%, 7/31/47 (5)	125	96
Mexico Government International Bond,
4.75%, 4/27/32	200	187
6.05%, 1/11/40	30	29
4.75%, 3/8/44	38	31
5.55%, 1/21/45	40	36
3.75%, 4/19/71	200	124
5.75%, 10/12/10 (11)	206	173
Petroleos Mexicanos,
7.19%, 9/12/24 (MXN)(4)	1,000	47
5.95%, 1/28/31	415	314
6.70%, 2/16/32	224	176
6.75%, 9/21/47	670	427
6.35%, 2/12/48	62	38
7.69%, 1/23/50	232	161
6.95%, 1/28/60	223	141
Sigma Alimentos S.A. de C.V.,
4.13%, 5/2/26 (5)	75	71
Total Play Telecomunicaciones S.A. de C.V.,
6.38%, 9/20/28 (5)	150	117
Trust Fibra Uno,
5.25%, 1/30/26 (5)	55	53
4.87%, 1/15/30 (5)	100	86
6.39%, 1/15/50 (5)	85	69
		5,337
Mongolia – 0.3%
Development Bank of Mongolia LLC,
7.25%, 10/23/23 (4)	200	177
Morocco – 0.2%
OCP S.A.,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Morocco – 0.2%continued
5.13%, 6/23/51 (4)	$200	$153
Mozambique – 0.2%
Mozambique International Bond,
(Step to 9.00% on 9/15/23), 5.00%, 9/15/31 (4) (6)	200	154
Nigeria – 1.6%
Access Bank PLC,
6.13%, 9/21/26 (5)	125	96
IHS Netherlands Holdco B.V.,
8.00%, 9/18/27 (4)	250	221
Nigeria Government International Bond,
7.14%, 2/23/30 (4)	220	169
7.38%, 9/28/33 (4)	215	154
7.70%, 2/23/38 (4)	200	137
8.25%, 9/28/51 (5)	200	133
SEPLAT Energy PLC,
7.75%, 4/1/26 (5)	200	158
		1,068
Oman – 2.0%
Oman Government International Bond,
6.75%, 10/28/27 (4)	200	208
5.63%, 1/17/28 (4)	200	198
6.75%, 1/17/48 (4)	711	668
OQ SAOC,
5.13%, 5/6/28 (5)	200	189
Oryx Funding Ltd.,
5.80%, 2/3/31 (5)	100	95
		1,358
Pakistan – 0.3%
Pakistan Government International Bond,
8.25%, 4/15/24 (4)	200	109
7.38%, 4/8/31 (4)	250	90
		199
Panama – 0.8%
Panama Government International Bond,
9.38%, 4/1/29	28	33
6.70%, 1/26/36	34	35
4.50%, 4/16/50	200	151
4.30%, 4/29/53	200	145
4.50%, 4/1/56	200	146
		510

FIXED INCOME FUNDS    198    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Papua New Guinea – 0.3%
Papua New Guinea Government International Bond,
8.38%, 10/4/28 (4)	$200	$174
Paraguay – 0.6%
Paraguay Government International Bond,
2.74%, 1/29/33 (4)	285	228
5.60%, 3/13/48 (4)	200	174
		402
Peru – 3.0%
Consorcio Transmantaro S.A.,
5.20%, 4/11/38 (5)	130	117
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
6.38%, 6/1/28 (4)	175	166
Intercorp Peru Ltd.,
3.88%, 8/15/29 (4)	200	165
Lima Metro Line 2 Finance Ltd.,
4.35%, 4/5/36 (5)	128	111
Peru Government Bond,
5.94%, 2/12/29 (PEN)	200	48
6.15%, 8/12/32 (PEN)	700	162
5.40%, 8/12/34 (PEN)	215	45
5.35%, 8/12/40 (PEN)	289	57
Peru LNG S.r.l.,
5.38%, 3/22/30 (4)	200	167
Peruvian Government International Bond,
2.39%, 1/23/26	225	207
6.35%, 8/12/28 (PEN)(4)	175	44
6.95%, 8/12/31 (PEN)(4)	365	91
8.75%, 11/21/33	70	85
3.30%, 3/11/41	11	8
5.63%, 11/18/50	70	69
2.78%, 12/1/60	31	18
Petroleos del Peru S.A.,
5.63%, 6/19/47 (4)	485	317
Scotiabank Peru S.A.A.,
(Variable, ICE LIBOR USD 3M + 3.85%), 8.62%, 12/13/27 (5) (12)	120	118
		1,995
Philippines – 0.4%
Philippine Government International Bond,
10.63%, 3/16/25	68	76
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Philippines – 0.4%continued
9.50%, 2/2/30	$62	$79
6.38%, 10/23/34	100	111
		266
Poland – 2.1%
Republic of Poland Government Bond,
2.50%, 4/25/24 (PLN)	1,198	260
3.25%, 7/25/25 (PLN)	345	72
2.50%, 7/25/26 (PLN)	1,952	385
0.25%, 10/25/26 (PLN)	62	11
3.75%, 5/25/27 (PLN)	417	84
2.50%, 7/25/27 (PLN)	1,111	211
2.75%, 4/25/28 (PLN)	1,000	188
2.75%, 10/25/29 (PLN)	476	85
1.75%, 4/25/32 (PLN)	430	65
Republic of Poland Government International Bond,
5.50%, 11/16/27	29	30
		1,391
Qatar – 1.2%
Qatar Government International Bond,
5.10%, 4/23/48 (4)	425	428
4.82%, 3/14/49 (4)	200	195
QNB Finance Ltd.,
3.50%, 3/28/24 (4)	200	196
		819
Romania – 1.7%
Romania Government Bond,
3.50%, 11/25/25 (RON)	1,550	304
5.80%, 7/26/27 (RON)	450	91
4.15%, 10/24/30 (RON)	405	69
6.70%, 2/25/32 (RON)	70	14
4.75%, 10/11/34 (RON)	790	125
Romanian Government International Bond,
3.00%, 2/27/27 (4)	18	16
1.75%, 7/13/30 (EUR)(4)	300	224
3.00%, 2/14/31 (4)	14	11
3.63%, 3/27/32 (4)	60	48
5.13%, 6/15/48 (4)	200	160
4.00%, 2/14/51 (4)	100	67
		1,129
Russia – 0.0%
Russian Federal Bond - OFZ,

NORTHERN FUNDS QUARTERLY REPORT     199    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Russia – 0.0%continued
7.25%, 5/10/34 (RUB)(9) (10)	$3,917	$16
Rwanda – 0.2%
Rwanda International Government Bond,
5.50%, 8/9/31 (4)	200	153
Saudi Arabia – 1.3%
EIG Pearl Holdings S.a.r.l.,
3.55%, 8/31/36 (5)	100	84
Gaci First Investment Co.,
5.25%, 10/13/32 (4)	200	206
S.A. Global Sukuk Ltd.,
0.95%, 6/17/24 (5)	100	94
Saudi Government International Bond,
4.50%, 10/26/46 (4)	350	311
5.00%, 4/17/49 (4)	200	189
		884
Serbia – 0.3%
Serbia International Bond,
1.50%, 6/26/29 (EUR)(4)	300	231
Singapore – 0.3%
United Overseas Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 3.75%, 4/15/29 (4) (7)	200	195
South Africa – 4.8%
Gold Fields Orogen Holdings BVI Ltd.,
6.13%, 5/15/29 (5)	125	127
Liquid Telecommunications Financing PLC,
5.50%, 9/4/26 (5)	150	107
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	974	61
8.00%, 1/31/30 (ZAR)	2,095	110
7.00%, 2/28/31 (ZAR)	929	44
8.25%, 3/31/32 (ZAR)	14,564	731
8.88%, 2/28/35 (ZAR)	5,774	287
6.25%, 3/31/36 (ZAR)	1,200	46
8.50%, 1/31/37 (ZAR)	11,871	555
9.00%, 1/31/40 (ZAR)	677	32
6.50%, 2/28/41 (ZAR)	838	31
8.75%, 1/31/44 (ZAR)	658	30
8.75%, 2/28/48 (ZAR)	3,392	156
Republic of South Africa Government International Bond,
4.30%, 10/12/28	540	481
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
South Africa – 4.8%continued
5.75%, 9/30/49	$200	$146
Sasol Financing U.S.A. LLC,
4.38%, 9/18/26	125	110
5.50%, 3/18/31	225	183
		3,237
South Korea – 0.9%
Hana Bank,
4.38%, 9/30/24 (5)	100	98
Hyundai Capital Services, Inc.,
1.25%, 2/8/26 (4)	200	174
Kyobo Life Insurance Co. Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 5.90%, 6/15/27 (2) (7) (13)	140	128
POSCO,
4.38%, 8/4/25 (5)	200	194
		594
Sri Lanka – 0.1%
Sri Lanka Government International Bond,
7.85%, 3/14/29 (4) (9)	200	62
Tanzania, United Republic of – 0.4%
HTA Group Ltd.,
7.00%, 12/18/25 (4)	275	256
Thailand – 4.2%
Bangkok Bank PCL,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 3.47%, 9/23/36 (5) (7)	325	255
GC Treasury Center Co. Ltd.,
4.40%, 3/30/32 (5)	200	176
Thailand Government Bond,
2.40%, 12/17/23 (THB)	34,182	998
2.13%, 12/17/26 (THB)	6,500	190
2.88%, 12/17/28 (THB)	732	22
2.00%, 12/17/31 (THB)	2,048	57
3.78%, 6/25/32 (THB)	6,979	221
1.59%, 12/17/35 (THB)	2,052	51
3.40%, 6/17/36 (THB)	2,700	81
3.30%, 6/17/38 (THB)	17,682	519
2.00%, 6/17/42 (THB)	1,436	34
2.88%, 6/17/46 (THB)	644	17
3.60%, 6/17/67 (THB)	598	15

FIXED INCOME FUNDS    200    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Thailand – 4.2%continued
TMBThanachart Bank PCL,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.26%), 4.90%, 12/2/24 (2) (4) (7)	$200	$183
		2,819
Turkey – 0.8%
Turkey Government International Bond,
4.88%, 4/16/43	345	224
5.75%, 5/11/47	200	136
Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25 (4)	200	169
		529
Ukraine – 0.7%
MHP Lux S.A.,
6.95%, 4/3/26 (4) (9)	200	99
State Agency of Roads of Ukraine,
6.25%, 6/24/28 (4) (10)	200	36
Ukraine Government International Bond,
15.84%, 2/26/25 (UAH)(4) (10)	8,000	134
7.75%, 9/1/26 (4) (9) (10)	150	32
6.88%, 5/21/29 (4) (9) (10)	200	39
VF Ukraine PAT via VFU Funding PLC,
6.20%, 2/11/25 (4)	200	111
		451
United Arab Emirates – 1.4%
Abu Dhabi Government International Bond,
3.13%, 9/30/49 (4)	200	149
2.70%, 9/2/70 (4)	200	125
Emirate of Dubai Government International Bonds,
3.90%, 9/9/50 (4)	507	365
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (5)	162	150
Sweihan PV Power Co. PJSC,
3.63%, 1/31/49 (5)	149	120
		909
Uruguay – 0.6%
Uruguay Government International Bond,
8.50%, 3/15/28 (UYU)(4)	509	12
4.38%, 12/15/28 (UYU)	241	15
8.25%, 5/21/31 (UYU)	1,579	34
7.88%, 1/15/33	51	64
5.75%, 10/28/34	29	31
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Uruguay – 0.6%continued
7.63%, 3/21/36	$34	$43
3.88%, 7/2/40 (UYU)	2,634	82
4.13%, 11/20/45	33	30
5.10%, 6/18/50	36	35
4.98%, 4/20/55	55	53
Uruguay Monetary Regulation Bill,
0.00%, 10/26/23 (UYU)(8)	972	22
		421
Uzbekistan – 0.7%
Republic of Uzbekistan International Bond,
5.38%, 2/20/29 (4)	200	186
3.70%, 11/25/30 (4)	200	168
Uzauto Motors AJ,
4.85%, 5/4/26 (5)	100	82
		436
Venezuela – 0.8%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20 (4) (9) (10)	1,480	278
9.00%, 11/17/21 (4) (9) (10)	172	8
12.75%, 2/17/22 (4) (9) (10)	92	4
5.38%, 4/12/27 (4) (9) (10)	77	3
9.75%, 5/17/35 (4) (9) (10)	222	11
Venezuela Government International Bond,
7.75%, 10/13/19 (4) (9) (10)	72	5
12.75%, 8/23/22 (4) (9) (10)	151	12
9.00%, 5/7/23 (4) (9) (10)	62	5
8.25%, 10/13/24 (4) (9) (10)	141	11
11.75%, 10/21/26 (4) (9) (10)	632	54
9.25%, 9/15/27 (9) (10)	186	16
9.25%, 5/7/28 (4) (9) (10)	102	8
11.95%, 8/5/31 (4) (9) (10)	1,045	91
		506
Vietnam – 0.7%
Mong Duong Finance Holdings B.V.,
5.13%, 5/7/29 (5)	250	208
Viet Nam Debt & Asset Trading Corp.,
1.00%, 10/10/25 (4)	300	248
		456
Zambia – 0.8%
First Quantum Minerals Ltd.,
7.50%, 4/1/25 (5)	300	292
6.88%, 10/15/27 (5)	50	47

NORTHERN FUNDS QUARTERLY REPORT     201    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.2%continued
Zambia – 0.8%continued
Zambia Government International Bond,
5.38%, 9/20/22 (4) (9)	$400	$168
		507
Total Foreign Issuer Bonds
(Cost $75,036)		60,407

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(14) (15)	4,584,485	$4,584
Total Investment Companies
(Cost $4,584)		4,584

Total Investments – 97.9%
(Cost $80,231)		65,576
Other Assets less Liabilities – 2.1%		1,414
Net Assets – 100.0%		$66,990

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(6)	Step coupon bond. Rate as of December 31, 2022 is disclosed.
(7)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(8)	Zero coupon bond.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of these restricted illiquid securities amounted to approximately $850,000 or 1.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
China Evergrande Group, 8.25%, 3/23/22	8/10/21	$187
China Evergrande Group, 7.50%, 6/28/23	9/9/21	50
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
China Evergrande Group, 10.50%, 4/11/24	4/28/20	$173
Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	1,199
Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100
Petroleos de Venezuela S.A., 12.75%, 2/17/22	3/10/16-6/14/17	51
Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	30
Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105
Russian Federal Bond - OFZ, 7.25%, 5/10/34	10/7/19-10/9/19	61
State Agency of Roads of Ukraine, 6.25%, 6/24/28	6/17/21	200
Ukraine Government International Bond, 15.84%, 2/26/25	6/12/19	303
Ukraine Government International Bond, 7.75%, 9/1/26	1/5/21	165
Ukraine Government International Bond, 6.88%, 5/21/29	6/18/21	206
Venezuela Government International Bond, 7.75%, 10/13/19	6/14/17-8/11/17	43
Venezuela Government International Bond, 12.75%, 8/23/22	4/29/16-7/27/18	49
Venezuela Government International Bond, 9.00%, 5/7/23	6/14/17-8/11/17	29
Venezuela Government International Bond, 8.25%, 10/13/24	6/14/17-8/11/17	63
Venezuela Government International Bond, 11.75%, 10/21/26	3/3/17-11/13/17	333
Venezuela Government International Bond, 9.25%, 9/15/27	11/17/16-11/13/17	84
Venezuela Government International Bond, 9.25%, 5/7/28	8/11/17-5/15/18	31
Venezuela Government International Bond, 11.95%, 8/5/31	3/3/17-7/27/18	480
Yuzhou Group Holdings Co. Ltd., 9.95%, 6/8/23	11/17/21	114
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27	4/15/21	165

(11)	Century bond maturing in 2110.
(12)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(13)	Restricted security.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

FIXED INCOME FUNDS    202    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
(15)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

3M – 3 Month

5Y – 5 Year

CIB – Corporate and Investment Bank

CMT – Constant Maturity

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – United States Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

ZAR - South African Rand
At December 31, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	United States Dollar	86	Chilean Peso	78,988	1/31/23	$7
Barclays	United States Dollar	31	Indonesian Rupiah	482,831	1/31/23	—*
Barclays	United States Dollar	10	Romanian Leu	47	1/31/23	—*
Barclays	United States Dollar	20	South African Rand	343	1/31/23	—*
Barclays	United States Dollar	70	Thai Baht	2,460	2/10/23	1
Barclays	United States Dollar	70	Thai Baht	2,482	2/16/23	2
BNP	United States Dollar	209	Czech Koruna	5,144	1/31/23	18
BNP	United States Dollar	7	Egyptian Pound	212	2/15/23	1
BNP	United States Dollar	35	Hungarian Forint	13,941	1/31/23	2
BNP	United States Dollar	21	Indonesian Rupiah	329,255	1/31/23	—*
BNP	United States Dollar	15	Peruvian Nuevo Sol	58	1/31/23	—*
BNP	United States Dollar	10	Philippine Peso	561	1/31/23	—*
BNP	United States Dollar	39	Polish Zloty	190	1/31/23	5
BNP	United States Dollar	199	Romanian Leu	994	1/31/23	15
Citibank	United States Dollar	80	Brazilian Real	429	1/4/23	1
Citibank	United States Dollar	72	Chinese Offshore Yuan	507	1/31/23	2
Citibank	United States Dollar	8	Egyptian Pound	218	2/2/23	1
Citibank	United States Dollar	25	Indonesian Rupiah	389,250	1/31/23	—*
Citibank	United States Dollar	34	Mexican Peso	686	1/31/23	1
JPMorgan Chase	Indian Rupee	494	United States Dollar	6	1/31/23	—*
JPMorgan Chase	Turkish Lira	2,147	United States Dollar	110	2/28/23	1
JPMorgan Chase	United States Dollar	20	Indonesian Rupiah	311,020	1/31/23	—*
JPMorgan Chase	United States Dollar	71	Mexican Peso	1,444	1/31/23	3
Merrill Lynch	Colombian Peso	110,975	United States Dollar	23	1/31/23	—*
Merrill Lynch	United States Dollar	36	Chinese Offshore Yuan	250	1/31/23	—*
Merrill Lynch	United States Dollar	36	Czech Koruna	908	1/31/23	4
Merrill Lynch	United States Dollar	1	Egyptian Pound	24	1/30/23	—*
Merrill Lynch	United States Dollar	59	South African Rand	1,050	1/31/23	2

NORTHERN FUNDS QUARTERLY REPORT     203    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Merrill Lynch	United States Dollar	45	Thai Baht	1,554	1/31/23	$—*
Merrill Lynch	United States Dollar	105	Thai Baht	3,691	2/28/23	2
Morgan Stanley	United States Dollar	39	Chinese Offshore Yuan	272	1/31/23	—*
Morgan Stanley	United States Dollar	30	Czech Koruna	699	1/31/23	1
Morgan Stanley	United States Dollar	193	Mexican Peso	3,827	1/31/23	2
Morgan Stanley	United States Dollar	20	Peruvian Nuevo Sol	76	1/31/23	—*
Morgan Stanley	United States Dollar	75	Polish Zloty	345	1/31/23	3
Morgan Stanley	United States Dollar	277	South African Rand	4,808	1/31/23	5
Santander	United States Dollar	20	Mexican Peso	395	1/31/23	—*
Standard Chartered Bank	United States Dollar	164	Chilean Peso	146,454	1/31/23	8
Standard Chartered Bank	United States Dollar	36	Chinese Offshore Yuan	262	1/31/23	2
Standard Chartered Bank	United States Dollar	107	Euro	101	1/25/23	2
Standard Chartered Bank	United States Dollar	87	Hungarian Forint	35,216	1/31/23	7
Standard Chartered Bank	United States Dollar	74	Indonesian Rupiah	1,160,283	1/31/23	1
Standard Chartered Bank	United States Dollar	214	Malaysian Ringgit	979	1/31/23	10
Standard Chartered Bank	United States Dollar	74	Thai Baht	2,601	2/28/23	2
Subtotal Appreciation						111
Barclays	Chilean Peso	83,087	United States Dollar	83	1/31/23	(14)
Barclays	Colombian Peso	43,307	United States Dollar	9	1/31/23	—*
Barclays	Indonesian Rupiah	49,967	United States Dollar	3	2/10/23	—*
Barclays	Peruvian Nuevo Sol	114	United States Dollar	29	1/31/23	(1)
Barclays	Romanian Leu	147	United States Dollar	31	1/31/23	(1)
Barclays	South African Rand	505	United States Dollar	28	1/31/23	(1)
Barclays	United States Dollar	7	Egyptian Pound	154	1/19/23	(1)
Barclays	United States Dollar	102	Indian Rupee	8,309	1/31/23	(2)
BNP	Czech Koruna	1,069	United States Dollar	46	1/31/23	(1)
BNP	Hungarian Forint	8,515	United States Dollar	21	1/31/23	(2)
BNP	Romanian Leu	191	United States Dollar	41	1/31/23	(1)
Citibank	Chilean Peso	40,208	United States Dollar	45	1/31/23	(2)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Chinese Offshore Yuan	679	United States Dollar	96	1/31/23	$(2)
Citibank	Euro	78	United States Dollar	83	1/25/23	(1)
Citibank	South African Rand	1,906	United States Dollar	104	1/31/23	(8)
Citibank	United States Dollar	17	Egyptian Pound	380	1/12/23	(2)
Citibank	United States Dollar	17	Egyptian Pound	383	1/18/23	(2)
Citibank	United States Dollar	8	Egyptian Pound	176	1/19/23	(1)
Citibank	United States Dollar	95	Indian Rupee	7,850	1/31/23	—*
JPMorgan Chase	Brazilian Real	689	United States Dollar	127	1/4/23	(3)
JPMorgan Chase	Euro	186	United States Dollar	194	1/25/23	(5)
JPMorgan Chase	United States Dollar	132	Brazilian Real	689	1/4/23	(2)
Merrill Lynch	Polish Zloty	214	United States Dollar	46	1/31/23	(3)
Merrill Lynch	South African Rand	273	United States Dollar	16	1/31/23	—*
Merrill Lynch	United States Dollar	55	Egyptian Pound	1,232	1/17/23	(7)
Merrill Lynch	United States Dollar	35	Indonesian Rupiah	539,210	1/31/23	—*
Morgan Stanley	Chilean Peso	85,158	United States Dollar	85	1/31/23	(14)
Morgan Stanley	Chinese Offshore Yuan	700	United States Dollar	98	1/31/23	(3)
Morgan Stanley	Egyptian Pound	3	United States Dollar	0	1/23/23	—*
Morgan Stanley	Mexican Peso	9,661	United States Dollar	471	1/31/23	(22)
Morgan Stanley	Polish Zloty	297	United States Dollar	65	1/31/23	(3)
Morgan Stanley	South African Rand	2,633	United States Dollar	149	1/31/23	(6)
Morgan Stanley	United States Dollar	450	Mexican Peso	8,780	1/31/23	(3)
Morgan Stanley	United States Dollar	20	Thai Baht	690	1/31/23	—*
Santander	Brazilian Real	1,434	United States Dollar	269	2/2/23	—*
Santander	Chilean Peso	56,652	United States Dollar	59	1/31/23	(7)
Santander	Mexican Peso	2,505	United States Dollar	125	1/31/23	(3)
Santander	United States Dollar	50	Brazilian Real	261	1/4/23	(1)
Santander	United States Dollar	20	Brazilian Real	105	2/2/23	—*
Santander	United States Dollar	25	Colombian Peso	120,678	1/31/23	—*
Standard Chartered Bank	Chinese Offshore Yuan	568	United States Dollar	81	1/31/23	(1)

FIXED INCOME FUNDS    204    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Standard Chartered Bank	Euro	1,000	United States Dollar	1,036	1/6/23	$(35)
Standard Chartered Bank	Hungarian Forint	8,831	United States Dollar	22	1/31/23	(1)
Standard Chartered Bank	Malaysian Ringgit	324	United States Dollar	73	1/31/23	(2)
Standard Chartered Bank	Peruvian Nuevo Sol	181	United States Dollar	45	1/31/23	(3)
Standard Chartered Bank	Thai Baht	852	United States Dollar	25	1/31/23	—*
Subtotal Depreciation						(166)
Total						$(55)

*	Amount rounds to less than one thousand.
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	67.3%
All other currencies less than 5%	30.6
Total Investments	97.9
Other Assets less Liabilities	2.1
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Convertible Bonds	$—	$1	$—	$1
Corporate Bonds	—	584	—	584
Foreign Issuer Bonds(1)	—	60,407	—	60,407
Investment Companies	4,584	—	—	4,584
Total Investments	$4,584	$60,992	$—	$65,576
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$111	$—	$111
Liabilities
Forward Foreign Currency Exchange Contracts	—	(166)	—	(166)
Total Other Financial Instruments	$—	$(55)	$—	$(55)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,265	$111,538	$112,219	$65	$4,584	4,584,485
NORTHERN FUNDS QUARTERLY REPORT     205    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.1%
Cable & Satellite – 0.1%
DISH Network Corp.,
3.38%, 8/15/26	$365	$229
Oil & Gas Producers – 0.0%
Gulfport Energy Corp.,
10.00%, 2/3/23(1) (2) (3) (4) (5)	—	22
Telecommunications – 0.0%
Digicel Group Holdings Ltd.,
7.00%, 1/19/23(1) (3) (4)	9	1
Total Convertible Bonds
(Cost $347)		252

CORPORATE BONDS – 73.6%
Advertising & Marketing – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
6.25%, 6/15/25 (1)	60	59
5.00%, 8/15/27 (1)	200	180
4.25%, 1/15/29 (1)	25	21
4.63%, 3/15/30 (1)	100	83
Summer BC Bidco B LLC,
5.50%, 10/31/26 (1)	305	247
		590
Aerospace & Defense – 1.6%
Howmet Aerospace, Inc.,
5.90%, 2/1/27	25	25
5.95%, 2/1/37	100	97
Spirit AeroSystems, Inc.,
7.50%, 4/15/25 (1)	75	74
4.60%, 6/15/28	25	20
9.38%, 11/30/29 (1)	285	300
TransDigm UK Holdings PLC,
6.88%, 5/15/26	80	78
TransDigm, Inc.,
6.25%, 3/15/26 (1)	480	474
6.38%, 6/15/26	835	811
7.50%, 3/15/27	100	99
5.50%, 11/15/27	375	352
4.63%, 1/15/29	100	88
4.88%, 5/1/29	1,175	1,025
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	19	19
7.75%, 8/15/25	25	21
		3,483
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Apparel & Textile Products – 0.0%
Crocs, Inc.,
4.13%, 8/15/31 (1)	$75	$61
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	21
		82
Asset Management – 0.9%
AG Issuer LLC,
6.25%, 3/1/28 (1)	75	69
AG TTMT Escrow Issuer LLC,
8.63%, 9/30/27 (1)	25	25
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	50	43
5.00%, 1/15/32 (1)	25	20
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	250	240
6.38%, 12/15/25	25	24
6.25%, 5/15/26	250	240
5.25%, 5/15/27	150	137
4.38%, 2/1/29	25	21
NFP Corp.,
4.88%, 8/15/28 (1)	50	43
6.88%, 8/15/28 (1)	1,155	952
7.50%, 10/1/30 (1)	25	23
		1,837
Automotive – 3.6%
Adient Global Holdings Ltd.,
4.88%, 8/15/26 (1)	115	107
Clarios Global L.P.,
6.75%, 5/15/25 (1)	90	90
Clarios Global L.P./Clarios U.S. Finance Co.,
8.50%, 5/15/27 (1)	25	25
Cooper-Standard Automotive, Inc.,
13.00%, 6/1/24 (1)	25	26
Dana Financing Luxembourg S.a.r.l.,
5.75%, 4/15/25 (1)	80	78
Dana, Inc.,
4.50%, 2/15/32	45	36
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	25	22

FIXED INCOME FUNDS    206    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Automotive – 3.6%continued
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	$965	$677
Ford Motor Co.,
9.63%, 4/22/30	1,140	1,290
7.45%, 7/16/31	800	818
3.25%, 2/12/32	75	56
6.10%, 8/19/32	100	93
4.75%, 1/15/43	165	119
5.29%, 12/8/46	410	312
Ford Motor Credit Co. LLC,
3.81%, 1/9/24	120	117
4.06%, 11/1/24	265	255
4.69%, 6/9/25	200	191
5.13%, 6/16/25	400	384
4.13%, 8/4/25	200	187
4.39%, 1/8/26	195	182
4.13%, 8/17/27	135	121
7.35%, 11/4/27	140	143
5.11%, 5/3/29	525	475
4.00%, 11/13/30	200	164
3.63%, 6/17/31	200	157
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	230	236
5.00%, 5/31/26	110	104
5.00%, 7/15/29	290	242
5.25%, 4/30/31	115	95
5.25%, 7/15/31 (1)	100	82
5.63%, 4/30/33	50	41
PM General Purchaser LLC,
9.50%, 10/1/28 (1)	50	38
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	548
Wheel Pros, Inc.,
6.50%, 5/15/29 (1)	625	219
		7,730
Banking – 0.3%
Bank of America Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.13%, 4/27/27 (3) (6)	35	34
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (3) (6)	75	66
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Banking – 0.3%continued
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 4/30/23 (3) (6)	$50	$49
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (3) (6)	75	62
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (3) (6)	50	49
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 4/30/24 (3) (6)	50	49
(Variable, ICE LIBOR USD 3M + 3.33%), 6.10%, 10/1/24 (3) (6)	50	49
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (3) (6)	75	66
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 9/15/26 (3) (6)	95	75
Truist Financial Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.61%), 4.95%, 9/1/25 (3) (6)	75	72
		571
Beverages – 0.0%
Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	50	40
Biotechnology & Pharmaceuticals – 0.5%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	175	92
Bausch Health Cos., Inc.,
9.00%, 12/15/25 (1)	250	199
6.13%, 2/1/27 (1)	50	34
7.00%, 1/15/28 (1)	25	12
5.00%, 1/30/28 (1)	75	36
7.25%, 5/30/29 (1)	50	24
5.25%, 1/30/30 (1)	75	36
5.25%, 2/15/31 (1)	50	24
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1) (7)	125	18
6.00%, 6/30/28 (1) (7)	91	5
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc.,
6.13%, 4/1/29 (1) (8)	50	38

NORTHERN FUNDS QUARTERLY REPORT     207    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Biotechnology & Pharmaceuticals – 0.5%continued
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
10.00%, 4/15/25 (1) (8)	$100	$86
10.00%, 6/15/29 (1)	42	23
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	385	333
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (1)	50	40
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1) (8)	161	122
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	23
3.75%, 4/1/31 (1)	25	21
		1,166
Cable & Satellite – 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	590	533
6.38%, 9/1/29 (1)	355	334
4.75%, 3/1/30 (1)	480	409
4.50%, 8/15/30 (1)	425	351
4.25%, 2/1/31 (1)	365	293
4.75%, 2/1/32 (1)	550	446
4.50%, 5/1/32	485	386
4.50%, 6/1/33 (1)	325	249
4.25%, 1/15/34 (1)	280	207
CSC Holdings LLC,
5.25%, 6/1/24	25	23
7.50%, 4/1/28 (1)	335	227
5.75%, 1/15/30 (1)	1,035	584
4.13%, 12/1/30 (1)	230	163
4.63%, 12/1/30 (1)	280	155
4.50%, 11/15/31 (1)	200	139
5.00%, 11/15/31 (1)	255	142
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	225	201
DISH DBS Corp.,
5.00%, 3/15/23	50	50
5.88%, 11/15/24	50	46
5.25%, 12/1/26 (1)	155	131
7.38%, 7/1/28	280	198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Cable & Satellite – 3.8%continued
5.75%, 12/1/28 (1)	$25	$20
5.13%, 6/1/29	340	219
DISH Network Corp.,
11.75%, 11/15/27 (1)	150	154
GCI LLC,
4.75%, 10/15/28 (1)	25	21
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	50	45
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	660	274
Sirius XM Radio, Inc.,
3.13%, 9/1/26 (1)	355	315
5.00%, 8/1/27 (1)	535	495
4.00%, 7/15/28 (1)	375	326
5.50%, 7/1/29 (1)	613	560
4.13%, 7/1/30 (1)	202	167
3.88%, 9/1/31 (1)	305	238
		8,101
Chemicals – 1.3%
Avient Corp.,
5.75%, 5/15/25 (1)	50	49
7.13%, 8/1/30 (1)	300	293
Chemours (The) Co.,
5.38%, 5/15/27	25	23
5.75%, 11/15/28 (1)	25	23
4.63%, 11/15/29 (1)	25	20
Cornerstone Chemical Co.,
6.75%, 8/15/24 (1)	25	20
Diamond BC B.V.,
4.63%, 10/1/29 (1)	100	80
HB Fuller Co.,
4.25%, 10/15/28	130	115
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	25	21
Innophos Holdings, Inc.,
9.38%, 2/15/28 (1)	50	49
Iris Holdings, Inc.,
8.75%, (100% Cash), 2/15/26 (1) (4)	25	21

FIXED INCOME FUNDS    208    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Chemicals – 1.3%continued
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	$25	$23
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	25	22
Olin Corp.,
5.63%, 8/1/29	125	119
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	100	95
4.25%, 10/1/28 (1)	200	162
Polar U.S. Borrower LLC/Schenectady International Group, Inc.,
6.75%, 5/15/26 (1)	50	19
SCIH Salt Holdings, Inc.,
4.88%, 5/1/28 (1)	50	43
6.63%, 5/1/29 (1)	245	197
SCIL IV LLC/SCIL U.S.A. Holdings LLC,
5.38%, 11/1/26 (1)	200	170
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	100	82
5.13%, 4/1/29 (1)	100	65
Tronox, Inc.,
4.63%, 3/15/29 (1)	255	212
Univar Solutions U.S.A., Inc.,
5.13%, 12/1/27 (1)	270	256
Vibrantz Technologies, Inc.,
9.00%, 2/15/30 (1)	125	94
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	75	67
5.63%, 8/15/29 (1)	410	331
		2,671
Commercial Support Services – 1.6%
ADT Security (The) Corp.,
4.13%, 6/15/23	25	25
4.13%, 8/1/29 (1)	320	272
4.88%, 7/15/32 (1)	75	64
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	175	160
9.75%, 7/15/27 (1)	125	109
6.00%, 6/1/29 (1)	125	91
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Commercial Support Services – 1.6%continued
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	$200	$165
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	25	23
4.00%, 4/15/29 (1)	275	235
APX Group, Inc.,
6.75%, 2/15/27 (1)	120	115
5.75%, 7/15/29 (1)	405	335
Aramark Services, Inc.,
5.00%, 4/1/25 (1)	125	122
6.38%, 5/1/25 (1)	200	198
5.00%, 2/1/28 (1)	60	56
ASGN, Inc.,
4.63%, 5/15/28 (1)	390	353
Covanta Holding Corp.,
5.00%, 9/1/30	50	40
Korn Ferry,
4.63%, 12/15/27 (1)	140	129
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.,
5.00%, 2/1/26 (1)	115	102
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.25%, 4/15/24 (1)	25	25
5.75%, 4/15/26 (1)	235	226
3.38%, 8/31/27 (1)	115	99
6.25%, 1/15/28 (1)	375	341
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	14
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	50	47
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	105	87
		3,433
Construction Materials – 0.6%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (1)	25	23
6.38%, 6/15/30 (1)	145	141
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	50	44
9.75%, 7/15/28 (1)	75	69

NORTHERN FUNDS QUARTERLY REPORT     209    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Construction Materials – 0.6%continued
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	$800	$718
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	75	67
Standard Industries, Inc.,
5.00%, 2/15/27 (1)	85	78
4.75%, 1/15/28 (1)	50	45
4.38%, 7/15/30 (1)	170	139
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	50	47
		1,371
Consumer Services – 0.1%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	36
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	20
Graham Holdings Co.,
5.75%, 6/1/26 (1)	25	25
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	25	20
Service Corp. International,
5.13%, 6/1/29	25	24
3.38%, 8/15/30	50	41
4.00%, 5/15/31	125	105
		271
Containers & Packaging – 2.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
6.00%, 6/15/27 (1)	420	411
4.00%, 9/1/29 (1)	30	24
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
4.13%, 8/15/26 (1)	305	264
5.25%, 8/15/27 (1)	500	374
Ball Corp.,
5.25%, 7/1/25	115	114
6.88%, 3/15/28	75	77
2.88%, 8/15/30	105	84
3.13%, 9/15/31	100	80
Berry Global, Inc.,
5.63%, 7/15/27 (1)	285	278
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Containers & Packaging – 2.5%continued
Crown Americas LLC,
5.25%, 4/1/30 (1)	$75	$71
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	195	189
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	70	58
LABL, Inc.,
6.75%, 7/15/26 (1)	680	644
5.88%, 11/1/28 (1)	25	22
8.25%, 11/1/29 (1)	25	20
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	340	314
OI European Group B.V.,
4.75%, 2/15/30 (1)	75	66
Owens-Brockway Glass Container, Inc.,
5.38%, 1/15/25 (1)	25	24
6.38%, 8/15/25 (1)	50	48
6.63%, 5/13/27 (1)	19	18
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
4.38%, 10/15/28 (1)	105	94
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
4.00%, 10/15/27 (1)	190	168
Sealed Air Corp.,
4.00%, 12/1/27 (1)	100	91
5.00%, 4/15/29 (1)	50	47
6.88%, 7/15/33 (1)	25	25
Silgan Holdings, Inc.,
4.13%, 2/1/28	25	23
Trident TPI Holdings, Inc.,
9.25%, 8/1/24 (1)	990	941
6.63%, 11/1/25 (1)	865	749
TriMas Corp.,
4.13%, 4/15/29 (1)	50	44
		5,362
Electric Utilities – 1.6%
Calpine Corp.,
4.50%, 2/15/28 (1)	55	49
5.13%, 3/15/28	370	330

FIXED INCOME FUNDS    210    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Electric Utilities – 1.6%continued
4.63%, 2/1/29 (1)	$448	$386
5.00%, 2/1/31 (1)	469	394
Clearway Energy Operating LLC,
4.75%, 3/15/28 (1)	25	23
3.75%, 1/15/32 (1)	175	140
FirstEnergy Corp.,
4.40%, 7/15/27	90	84
5.35%, 7/15/47	50	45
Leeward Renewable Energy Operations LLC,
4.25%, 7/1/29 (1)	135	115
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	50	46
NRG Energy, Inc.,
6.63%, 1/15/27	16	16
3.38%, 2/15/29 (1)	25	20
5.25%, 6/15/29 (1)	230	202
3.63%, 2/15/31 (1)	45	34
3.88%, 2/15/32 (1)	50	38
PG&E Corp.,
5.00%, 7/1/28	100	91
Talen Energy Supply LLC,
6.63%, 1/15/28 (1) (7)	50	51
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	50	45
4.75%, 1/15/30 (1)	50	43
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (3) (6)	365	332
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	250	241
5.63%, 2/15/27 (1)	140	133
5.00%, 7/31/27 (1)	280	259
4.38%, 5/1/29 (1)	350	302
		3,419
Electrical Equipment – 0.4%
BWX Technologies, Inc.,
4.13%, 4/15/29 (1)	25	22
Sensata Technologies B.V.,
5.63%, 11/1/24 (1)	150	149
5.00%, 10/1/25 (1)	25	24
4.00%, 4/15/29 (1)	400	345
5.88%, 9/1/30 (1)	145	138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Electrical Equipment – 0.4%continued
Sensata Technologies, Inc.,
3.75%, 2/15/31 (1)	$25	$21
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	85	72
WESCO Distribution, Inc.,
7.25%, 6/15/28 (1)	25	25
		796
Engineering & Construction – 0.4%
Arcosa, Inc.,
4.38%, 4/15/29 (1)	25	22
Global Infrastructure Solutions, Inc.,
7.50%, 4/15/32 (1)	235	186
IEA Energy Services LLC,
6.63%, 8/15/29 (1)	320	301
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	22
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	20
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	270	238
		789
Entertainment Content – 0.8%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	25	10
AMC Networks, Inc.,
4.25%, 2/15/29	110	69
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	220	26
6.63%, 8/15/27 (1) (9)	50	—
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	75	43
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	75	59
Sterling Entertainment Group LLC,
10.25%, 1/15/24 (2) (10)	1,110	1,079
Univision Communications, Inc.,
5.13%, 2/15/25 (1)	50	48
6.63%, 6/1/27 (1)	200	193
4.50%, 5/1/29	175	146
7.38%, 6/30/30 (1)	75	72

NORTHERN FUNDS QUARTERLY REPORT     211    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Entertainment Content – 0.8%continued
WMG Acquisition Corp.,
3.88%, 7/15/30 (1)	$45	$39
		1,784
Food – 0.6%
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	100	96
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	48
6.00%, 6/15/30 (1)	110	108
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	75	67
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	17
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	75	71
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	50	44
4.38%, 1/31/32 (1)	50	44
Nathan's Famous, Inc.,
6.63%, 11/1/25 (1)	36	35
Pilgrim's Pride Corp.,
4.25%, 4/15/31 (1)	230	196
3.50%, 3/1/32 (1)	95	74
Post Holdings, Inc.,
5.75%, 3/1/27 (1)	27	26
5.63%, 1/15/28 (1)	25	24
5.50%, 12/15/29 (1)	125	113
4.63%, 4/15/30 (1)	50	43
4.50%, 9/15/31 (1)	50	42
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	75	61
TreeHouse Foods, Inc.,
4.00%, 9/1/28	90	76
		1,185
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28 (1)	42	37
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Forestry, Paper & Wood Products – 0.0%continued
Glatfelter Corp.,
4.75%, 11/15/29 (1)	$110	$66
		103
Gas & Water Utilities – 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	25	24
5.75%, 5/20/27	50	47
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	150	136
5.88%, 4/1/29 (1)	100	82
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	21
		310
Health Care Facilities & Services – 4.7%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	75	71
5.00%, 4/15/29 (1)	50	46
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	25	20
Air Methods Corp.,
8.00%, 5/15/25 (1)	50	2
Cano Health LLC,
6.25%, 10/1/28 (1)	720	436
Catalent Pharma Solutions, Inc.,
3.13%, 2/15/29 (1)	80	64
3.50%, 4/1/30 (1)	265	209
Centene Corp.,
4.25%, 12/15/27	175	164
2.45%, 7/15/28	25	21
4.63%, 12/15/29	405	370
3.38%, 2/15/30	250	211
3.00%, 10/15/30	500	410
2.63%, 8/1/31	145	114
Charles River Laboratories International, Inc.,
3.75%, 3/15/29 (1)	50	44
4.00%, 3/15/31 (1)	25	22
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26 (1)	370	337
5.63%, 3/15/27 (1)	385	330
8.00%, 12/15/27 (1)	254	229

FIXED INCOME FUNDS    212    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Health Care Facilities & Services – 4.7%continued
6.00%, 1/15/29 (1)	$120	$100
6.88%, 4/15/29 (1)	75	39
6.13%, 4/1/30 (1)	125	62
5.25%, 5/15/30 (1)	190	143
4.75%, 2/15/31 (1)	125	91
DaVita, Inc.,
4.63%, 6/1/30 (1)	465	373
3.75%, 2/15/31 (1)	225	168
Encompass Health Corp.,
4.50%, 2/1/28	165	150
4.75%, 2/1/30	75	66
Envision Healthcare Corp.,
8.75%, 10/15/26 (1)	205	56
HCA, Inc.,
5.38%, 2/1/25	250	250
5.88%, 2/15/26	150	151
5.50%, 6/15/47	85	76
IQVIA, Inc.,
5.00%, 5/15/27 (1)	215	205
Legacy LifePoint Health LLC,
6.75%, 4/15/25 (1)	80	75
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	25	14
ModivCare Escrow Issuer, Inc.,
5.00%, 10/1/29 (1)	50	42
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	180	164
3.88%, 11/15/30 (1)	75	64
3.88%, 5/15/32 (1)	470	390
Option Care Health, Inc.,
4.38%, 10/31/29 (1)	210	184
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	75	60
6.63%, 4/1/30 (1)	50	43
Pediatrix Medical Group, Inc.,
5.38%, 2/15/30 (1)	25	22
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	75	63
RP Escrow Issuer LLC,
5.25%, 12/15/25 (1)	25	19
Select Medical Corp.,
6.25%, 8/15/26 (1)	110	105
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Health Care Facilities & Services – 4.7%continued
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	$420	$414
10.00%, 4/15/27 (1)	368	374
Team Health Holdings, Inc.,
6.38%, 2/1/25 (1)	185	107
Tenet Healthcare Corp.,
4.63%, 7/15/24	80	78
4.63%, 9/1/24 (1)	195	189
4.88%, 1/1/26 (1)	100	95
6.25%, 2/1/27 (1)	100	95
5.13%, 11/1/27 (1)	1,010	940
6.13%, 10/1/28 (1)	1,360	1,218
4.25%, 6/1/29 (1)	75	65
4.38%, 1/15/30 (1)	100	87
6.13%, 6/15/30 (1)	75	71
6.88%, 11/15/31	25	22
U.S. Acute Care Solutions LLC,
6.38%, 3/1/26 (1)	75	67
		10,097
Home & Office Products – 0.4%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	505	433
Newell Brands, Inc.,
4.45%, 4/1/26	225	212
6.38%, 9/15/27	25	25
6.63%, 9/15/29	25	25
5.63%, 4/1/36	50	43
5.75%, 4/1/46	25	20
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31	50	38
4.38%, 2/1/32	25	19
Tempur Sealy International, Inc.,
4.00%, 4/15/29 (1)	50	42
3.88%, 10/15/31 (1)	50	39
		896
Home Construction – 1.3%
Adams Homes, Inc.,
7.50%, 2/15/25 (1)	50	43
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	44
4.63%, 4/1/30 (1)	50	40

NORTHERN FUNDS QUARTERLY REPORT     213    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Home Construction – 1.3%continued
Beazer Homes U.S.A., Inc.,
6.75%, 3/15/25	$50	$48
7.25%, 10/15/29	50	44
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28 (1)	235	216
Century Communities, Inc.,
3.88%, 8/15/29 (1)	25	20
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	260	183
Forestar Group, Inc.,
3.85%, 5/15/26 (1)	25	22
5.00%, 3/1/28 (1)	50	43
Griffon Corp.,
5.75%, 3/1/28	100	92
JELD-WEN, Inc.,
6.25%, 5/15/25 (1)	50	47
4.63%, 12/15/25 (1)	155	130
4.88%, 12/15/27 (1)	270	203
KB Home,
6.88%, 6/15/27	25	25
7.25%, 7/15/30	420	408
4.00%, 6/15/31	25	20
Masonite International Corp.,
5.38%, 2/1/28 (1)	75	69
MDC Holdings, Inc.,
2.50%, 1/15/31	110	80
Meritage Homes Corp.,
6.00%, 6/1/25	155	154
3.88%, 4/15/29 (1)	25	21
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	135	107
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	50	42
Shea Homes L.P./ Shea Homes Funding Corp.,
4.75%, 2/15/28	190	166
4.75%, 4/1/29	25	21
STL Holding Co. LLC,
7.50%, 2/15/26 (1)	50	44
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28 (1)	25	23
Toll Brothers Finance Corp.,
4.38%, 4/15/23	75	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Home Construction – 1.3%continued
4.88%, 3/15/27	$25	$24
3.80%, 11/1/29	90	77
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	110	98
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	42
Williams Scotsman International, Inc.,
6.13%, 6/15/25 (1)	19	19
		2,690
Household Products – 0.2%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	20
4.13%, 4/30/31 (1)	25	21
Coty, Inc.,
5.00%, 4/15/26 (1)	195	185
6.50%, 4/15/26 (1)	65	62
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	75	70
4.13%, 4/1/29 (1)	50	43
Energizer Holdings, Inc.,
6.50%, 12/31/27 (1)	90	86
Spectrum Brands, Inc.,
5.75%, 7/15/25	2	2
5.50%, 7/15/30 (1)	25	22
3.88%, 3/15/31 (1)	25	19
		530
Industrial Intermediate Products – 1.0%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	500	502
9.50%, 1/1/31 (1)	115	118
FXI Holdings, Inc.,
7.88%, 11/1/24 (1)	50	41
12.25%, 11/15/26 (1)	48	40
New Star Metals, Inc.,
8.00%, 1/9/24 (2)	1,298	1,290
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	75	51
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	22
		2,064

FIXED INCOME FUNDS    214    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Industrial Support Services – 0.8%
Alta Equipment Group, Inc.,
5.63%, 4/15/26 (1)	$25	$22
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	110	91
4.75%, 10/15/29 (1)	130	113
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	340	305
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	50	44
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	65	42
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	190	154
United Rentals North America, Inc.,
5.50%, 5/15/27	190	187
4.88%, 1/15/28	25	24
6.00%, 12/15/29 (1)	50	50
5.25%, 1/15/30	185	174
4.00%, 7/15/30	290	248
3.88%, 2/15/31	100	84
3.75%, 1/15/32	215	175
		1,713
Institutional Financial Services – 0.2%
Bank of New York Mellon (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.35%), 3.70%, 3/20/26 (3) (6)	85	76
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	100	48
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (3) (6)	50	45
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	50	43
LPL Holdings, Inc.,
4.63%, 11/15/27 (1)	120	112
4.00%, 3/15/29 (1)	165	144
		468
Insurance – 2.3%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	125	115
4.25%, 2/15/29 (1)	150	124
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Insurance – 2.3%continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27 (1)	$540	$485
5.88%, 11/1/29 (1)	20	17
AmWINS Group, Inc.,
4.88%, 6/30/29 (1)	75	64
AssuredPartners, Inc.,
7.00%, 8/15/25 (1)	1,270	1,228
5.63%, 1/15/29 (1)	105	86
BroadStreet Partners, Inc.,
5.88%, 4/15/29 (1)	310	264
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	545	522
HUB International Ltd.,
7.00%, 5/1/26 (1)	1,790	1,752
5.63%, 12/1/29 (1)	25	22
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	100	101
Ryan Specialty Group LLC,
4.38%, 2/1/30 (1)	120	104
		4,884
Internet Media & Services – 1.4%
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	20
6.13%, 12/1/28 (1)	620	497
Cars.com, Inc.,
6.38%, 11/1/28 (1)	110	98
Endurance International Group Holdings, Inc.,
6.00%, 2/15/29 (1)	305	210
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	75	71
3.50%, 3/1/29 (1)	50	42
Match Group Holdings II LLC,
5.00%, 12/15/27 (1)	50	46
4.63%, 6/1/28 (1)	50	45
5.63%, 2/15/29 (1)	75	70
4.13%, 8/1/30 (1)	50	41
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	25	16
Netflix, Inc.,
5.88%, 11/15/28	100	101

NORTHERN FUNDS QUARTERLY REPORT     215    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Internet Media & Services – 1.4%continued
6.38%, 5/15/29	$100	$103
5.38%, 11/15/29 (1)	25	24
Uber Technologies, Inc.,
7.50%, 5/15/25 (1)	125	125
8.00%, 11/1/26 (1)	125	125
7.50%, 9/15/27 (1)	75	75
6.25%, 1/15/28 (1)	75	72
4.50%, 8/15/29 (1)	1,060	923
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	461	390
		3,094
Leisure Facilities & Services – 6.2%
Affinity Gaming,
6.88%, 12/15/27 (1)	100	85
AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1)	367	153
5.88%, 11/15/26	25	7
Boyd Gaming Corp.,
4.75%, 12/1/27	75	70
4.75%, 6/15/31 (1)	955	831
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	50	44
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	320	311
8.13%, 7/1/27 (1)	75	74
4.63%, 10/15/29 (1)	430	350
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	140	137
Carnival Corp.,
10.50%, 2/1/26 (1)	50	50
7.63%, 3/1/26 (1)	415	329
5.75%, 3/1/27 (1)	950	678
9.88%, 8/1/27 (1)	170	161
6.65%, 1/15/28	50	33
6.00%, 5/1/29 (1)	550	367
10.50%, 6/1/30 (1)	150	122
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	230	236
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	25	18
CDI Escrow Issuer, Inc.,
5.75%, 4/1/30 (1)	150	135
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Leisure Facilities & Services – 6.2%continued
CEC Entertainment LLC,
6.75%, 5/1/26 (1)	$25	$23
Cedar Fair L.P.,
5.25%, 7/15/29	25	22
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
5.50%, 5/1/25 (1)	180	177
6.50%, 10/1/28	125	121
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	295	280
4.75%, 1/15/28 (1)	25	22
Cinemark U.S.A., Inc.,
5.88%, 3/15/26 (1)	50	42
5.25%, 7/15/28 (1)	175	130
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	50	43
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	50	42
6.75%, 1/15/30 (1)	125	101
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	100	89
Golden Entertainment, Inc.,
7.63%, 4/15/26 (1)	200	197
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	125	79
Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (1)	75	74
5.75%, 5/1/28 (1)	100	97
3.75%, 5/1/29 (1)	25	22
4.88%, 1/15/30	50	45
4.00%, 5/1/31 (1)	325	272
3.63%, 2/15/32 (1)	150	120
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/1/29 (1)	150	129
4.88%, 7/1/31 (1)	100	82
International Game Technology PLC,
4.13%, 4/15/26 (1)	400	373
IRB Holding Corp.,
7.00%, 6/15/25 (1)	25	25

FIXED INCOME FUNDS    216    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Leisure Facilities & Services – 6.2%continued
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	$125	$113
Life Time, Inc.,
5.75%, 1/15/26 (1)	175	163
8.00%, 4/15/26 (1)	325	293
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	105	95
Live Nation Entertainment, Inc.,
4.88%, 11/1/24 (1)	70	68
5.63%, 3/15/26 (1)	260	246
6.50%, 5/15/27 (1)	185	181
4.75%, 10/15/27 (1)	220	196
3.75%, 1/15/28 (1)	25	21
MGM Resorts International,
6.00%, 3/15/23	25	25
6.75%, 5/1/25	25	25
5.75%, 6/15/25	50	49
5.50%, 4/15/27	83	77
4.75%, 10/15/28	50	44
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	300	255
Mohegan Tribal Gaming Authority,
7.88%, 10/15/24 (1)	50	50
8.00%, 2/1/26 (1)	75	70
NCL Corp. Ltd.,
3.63%, 12/15/24 (1)	100	85
5.88%, 3/15/26 (1)	405	319
5.88%, 2/15/27 (1)	135	117
7.75%, 2/15/29 (1)	25	19
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	320	236
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	125	99
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	75	55
5.88%, 9/1/31 (1)	75	53
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	280	249
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	155	125
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Leisure Facilities & Services – 6.2%continued
5.50%, 8/31/26 (1)	$75	$63
5.38%, 7/15/27 (1)	150	121
11.63%, 8/15/27 (1)	50	50
7.50%, 10/15/27	255	217
3.70%, 3/15/28	75	55
5.50%, 4/1/28 (1)	440	351
8.25%, 1/15/29 (1)	50	50
9.25%, 1/15/29 (1)	50	51
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	150	127
Scientific Games International, Inc.,
8.63%, 7/1/25 (1)	25	26
7.00%, 5/15/28 (1)	150	143
7.25%, 11/15/29 (1)	25	24
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	175	152
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	25	23
Six Flags Theme Parks, Inc.,
7.00%, 7/1/25 (1)	124	125
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	75	69
Station Casinos LLC,
4.63%, 12/1/31 (1)	25	20
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	73
4.63%, 3/1/30 (1)	50	41
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	150	135
5.88%, 9/15/27 (1)	75	61
7.00%, 2/15/29 (1)	50	41
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	25	20
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	100	86
Wyndham Hotels & Resorts, Inc.,
4.38%, 8/15/28 (1)	220	197
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (1)	336	319
5.25%, 5/15/27 (1)	50	45

NORTHERN FUNDS QUARTERLY REPORT     217    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Leisure Facilities & Services – 6.2%continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	$215	$184
Yum! Brands, Inc.,
4.75%, 1/15/30 (1)	25	23
4.63%, 1/31/32	50	44
5.38%, 4/1/32	100	93
		13,155
Leisure Products – 0.1%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	75	56
Mattel, Inc.,
3.38%, 4/1/26 (1)	25	23
5.88%, 12/15/27 (1)	25	24
3.75%, 4/1/29 (1)	50	44
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	25	20
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	70
		237
Machinery – 0.4%
JPW Industries Holding Corp.,
9.00%, 10/1/24 (1)	590	506
Madison IAQ LLC,
5.88%, 6/30/29 (1)	25	17
Manitowoc (The) Co., Inc.,
9.00%, 4/1/26 (1)	50	47
SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	130	102
Terex Corp.,
5.00%, 5/15/29 (1)	170	153
Titan International, Inc.,
7.00%, 4/30/28	25	24
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25 (1)	75	50
		899
Medical Equipment & Devices – 0.6%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	75	68
3.88%, 11/1/29 (1)	380	319
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Medical Equipment & Devices – 0.6%continued
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	$460	$371
5.25%, 10/1/29 (1)	660	524
		1,282
Metals & Mining – 1.1%
Alcoa Nederland Holding B.V.,
6.13%, 5/15/28 (1)	200	197
Arconic Corp.,
6.00%, 5/15/25 (1)	120	118
6.13%, 2/15/28 (1)	25	23
Century Aluminum Co.,
7.50%, 4/1/28 (1)	1,550	1,340
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	20
Compass Minerals International, Inc.,
6.75%, 12/1/27 (1)	25	24
Constellium S.E.,
3.75%, 4/15/29 (1)	250	203
Freeport-McMoRan, Inc.,
4.13%, 3/1/28	50	46
4.38%, 8/1/28	75	70
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	75	65
4.50%, 6/1/31 (1)	25	20
Murray Energy Corp.,
12.00%, 4/15/24 (1) (2) (7) (10)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (7) (9) (10)	1,905	—
Novelis Corp.,
3.25%, 11/15/26 (1)	80	72
4.75%, 1/30/30 (1)	50	44
3.88%, 8/15/31 (1)	150	123
		2,365
Oil & Gas Producers – 9.3%
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 2/15/26 (1)	50	50
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26 (1)	270	273
5.75%, 3/1/27 (1)	445	421

FIXED INCOME FUNDS    218    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Oil & Gas Producers – 9.3%continued
Antero Resources Corp.,
7.63%, 2/1/29 (1)	$21	$21
5.38%, 3/1/30 (1)	25	23
Apache Corp.,
4.25%, 1/15/30	50	44
5.10%, 9/1/40	125	104
4.25%, 1/15/44	25	17
5.35%, 7/1/49	75	61
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/1/26 (1)	115	112
9.00%, 11/1/27 (1)	133	164
8.25%, 12/31/28 (1)	110	108
5.88%, 6/30/29 (1)	295	263
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (1)	25	25
Buckeye Partners L.P.,
4.35%, 10/15/24	305	294
4.50%, 3/1/28 (1)	210	185
5.85%, 11/15/43	155	115
5.60%, 10/15/44	85	62
Callon Petroleum Co.,
8.00%, 8/1/28 (1)	140	133
7.50%, 6/15/30 (1)	125	114
Cheniere Energy Partners L.P.,
4.00%, 3/1/31	300	255
3.25%, 1/31/32	200	159
Cheniere Energy, Inc.,
4.63%, 10/15/28	125	113
Chesapeake Energy Corp.,
5.50%, 2/1/26 (1)	50	48
5.88%, 2/1/29 (1)	100	95
6.75%, 4/15/29 (1)	310	302
Chord Energy Corp.,
6.38%, 6/1/26 (1)	25	24
Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	275	274
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	75	73
6.38%, 6/15/26 (1)	75	72
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	75	69
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Oil & Gas Producers – 9.3%continued
CNX Resources Corp.,
7.25%, 3/14/27 (1)	$55	$55
6.00%, 1/15/29 (1)	75	69
7.38%, 1/15/31 (1)	50	48
Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	200	172
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	406	366
5.88%, 1/15/30 (1)	500	430
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	780	681
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.75%, 4/1/25	15	15
5.63%, 5/1/27 (1)	65	60
6.00%, 2/1/29 (1)	175	161
8.00%, 4/1/29 (1)	10	10
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25 (1)	25	24
5.00%, 5/1/29 (1)	25	22
DCP Midstream Operating L.P.,
5.13%, 5/15/29	125	120
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1) (6)	295	288
5.60%, 4/1/44	125	117
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	25	24
7.13%, 6/1/28 (1)	50	45
DT Midstream, Inc.,
4.13%, 6/15/29 (1)	70	60
Energy Transfer L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (3) (6)	25	21
EnLink Midstream LLC,
5.63%, 1/15/28 (1)	25	24
5.38%, 6/1/29	50	46
6.50%, 9/1/30 (1)	210	208
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	75	70
5.60%, 4/1/44	105	87

NORTHERN FUNDS QUARTERLY REPORT     219    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Oil & Gas Producers – 9.3%continued
5.05%, 4/1/45	$115	$87
5.45%, 6/1/47	165	132
EQM Midstream Partners L.P.,
4.00%, 8/1/24	25	24
6.00%, 7/1/25 (1)	139	134
4.13%, 12/1/26	150	133
7.50%, 6/1/27 (1)	75	73
6.50%, 7/1/27 (1)	320	306
5.50%, 7/15/28	175	156
4.50%, 1/15/29 (1)	155	130
7.50%, 6/1/30 (1)	80	77
4.75%, 1/15/31 (1)	50	41
EQT Corp.,
6.13%, 2/1/25	25	25
3.13%, 5/15/26 (1)	25	23
3.90%, 10/1/27	50	46
7.00%, 2/1/30	25	26
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	100	95
6.25%, 5/15/26	135	124
8.00%, 1/15/27	155	146
7.75%, 2/1/28	200	184
Gulfport Energy Corp.,
8.00%, 5/17/26 (1)	69	67
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	560	534
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	100	92
5.50%, 10/15/30 (1)	75	69
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	70	63
5.75%, 2/1/29 (1)	82	73
6.00%, 4/15/30 (1)	255	227
6.00%, 2/1/31 (1)	245	211
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.38%, 4/15/27 (1)	75	74
5.00%, 2/1/28 (1)	25	23
Howard Midstream Energy Partners LLC,
6.75%, 1/15/27 (1)	410	393
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Oil & Gas Producers – 9.3%continued
ITT Holdings LLC,
6.50%, 8/1/29 (1)	$340	$286
Kinetik Holdings L.P.,
5.88%, 6/15/30 (1)	200	188
Laredo Petroleum, Inc.,
9.50%, 1/15/25	50	49
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	75	73
Matador Resources Co.,
5.88%, 9/15/26	100	96
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	50	45
Murphy Oil Corp.,
5.75%, 8/15/25	38	37
6.38%, 7/15/28	50	48
7.05%, 5/1/29	25	25
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	46
New Fortress Energy, Inc.,
6.75%, 9/15/25 (1)	145	137
6.50%, 9/30/26 (1)	490	455
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	100	89
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	275	264
NuStar Logistics L.P.,
5.75%, 10/1/25	135	130
6.00%, 6/1/26	25	24
Occidental Petroleum Corp.,
5.88%, 9/1/25	25	25
5.50%, 12/1/25	335	334
5.55%, 3/15/26	215	214
8.50%, 7/15/27	50	54
6.38%, 9/1/28	50	50
8.88%, 7/15/30	890	1,005
6.13%, 1/1/31	120	121
7.50%, 5/1/31	340	365
7.88%, 9/15/31	285	314
6.45%, 9/15/36	765	780
6.20%, 3/15/40	100	97
6.60%, 3/15/46	150	154

FIXED INCOME FUNDS    220    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Oil & Gas Producers – 9.3%continued
Ovintiv, Inc.,
8.13%, 9/15/30	$25	$28
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 6/15/25	50	49
6.00%, 2/15/28	150	134
PDC Energy, Inc.,
5.75%, 5/15/26	165	158
Permian Resources Operating LLC,
5.38%, 1/15/26 (1)	50	46
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 8.72%, 2/3/23 (3) (11)	150	129
Range Resources Corp.,
8.25%, 1/15/29	75	77
ROCC Holdings LLC,
9.25%, 8/15/26 (1)	50	50
Rockcliff Energy II LLC,
5.50%, 10/15/29 (1)	125	114
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	25	24
4.95%, 7/15/29 (1)	25	22
4.80%, 5/15/30 (1)	25	22
6.88%, 4/15/40 (1)	50	42
SM Energy Co.,
5.63%, 6/1/25	110	106
6.63%, 1/15/27	25	24
Southwestern Energy Co.,
5.70%, 1/23/25	14	14
5.38%, 2/1/29	25	23
5.38%, 3/15/30	50	46
4.75%, 2/1/32	90	77
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 4/15/25	125	106
8.50%, 10/15/26 (1)	480	456
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	74
4.50%, 4/30/30	100	87
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.50%, 10/1/25 (1)	380	383
6.00%, 3/1/27 (1)	5	5
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Oil & Gas Producers – 9.3%continued
5.50%, 1/15/28 (1)	$240	$213
6.00%, 12/31/30 (1)	135	117
6.00%, 9/1/31 (1)	50	43
Talos Production, Inc.,
12.00%, 1/15/26	25	26
Tap Rock Resources LLC,
7.00%, 10/1/26 (1)	50	47
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.50%, 3/1/30	50	47
4.88%, 2/1/31	75	67
4.00%, 1/15/32	25	21
Venture Global Calcasieu Pass LLC,
3.88%, 8/15/29 (1)	50	44
4.13%, 8/15/31 (1)	100	85
3.88%, 11/1/33 (1)	50	41
Western Midstream Operating L.P.,
4.50%, 3/1/28	50	46
4.75%, 8/15/28	25	23
5.45%, 4/1/44	75	62
5.30%, 3/1/48	175	144
5.50%, 8/15/48	25	21
		19,932
Oil & Gas Services & Equipment – 0.8%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	25	24
6.25%, 4/1/28 (1)	100	91
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	75	69
Global Marine, Inc.,
7.00%, 6/1/28	25	18
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	95	90
7.50%, 1/15/28 (1)	50	46
Nabors Industries, Inc.,
5.75%, 2/1/25	125	119
7.38%, 5/15/27 (1)	285	276
Nine Energy Service, Inc.,
8.75%, 11/1/23 (1)	50	49
Noble Finance Co.,
11.00%, (100% Cash), 2/15/28 (1) (4)	1	2
11.00%, (100% Cash), 2/15/28 (4)	10	11

NORTHERN FUNDS QUARTERLY REPORT     221    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Oil & Gas Services & Equipment – 0.8%continued
Solaris Midstream Holdings LLC,
7.63%, 4/1/26 (1)	$275	$274
Transocean Guardian Ltd.,
5.88%, 1/15/24 (1)	54	53
Transocean Sentry Ltd.,
5.38%, 5/15/23 (1)	17	16
Transocean, Inc.,
7.25%, 11/1/25 (1)	100	88
7.50%, 1/15/26	25	21
11.50%, 1/30/27 (1)	89	89
8.00%, 2/1/27 (1)	75	61
7.50%, 4/15/31	25	17
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	75	70
Weatherford International Ltd.,
11.00%, 12/1/24 (10)	4	4
8.63%, 4/30/30 (1)	175	168
		1,656
Publishing & Broadcasting – 1.3%
Audacy Capital Corp.,
6.75%, 3/31/29 (1)	25	4
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	150	130
7.75%, 4/15/28 (1)	665	485
7.50%, 6/1/29 (1)	570	419
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	100	72
Gray Television, Inc.,
4.75%, 10/15/30 (1)	150	106
iHeartCommunications, Inc.,
6.38%, 5/1/26	167	153
5.25%, 8/15/27 (1)	100	85
Lamar Media Corp.,
4.00%, 2/15/30	75	66
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	130	109
8.00%, 8/1/29 (1)	155	128
News Corp.,
3.88%, 5/15/29 (1)	100	87
5.13%, 2/15/32 (1)	125	114
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Publishing & Broadcasting – 1.3%continued
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	$50	$46
4.75%, 11/1/28 (1)	75	65
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	385	309
Scripps Escrow, Inc.,
5.88%, 7/15/27 (1)	25	22
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	41
5.50%, 3/1/30 (1)	25	17
4.13%, 12/1/30 (1)	100	75
TEGNA, Inc.,
4.63%, 3/15/28	100	95
5.00%, 9/15/29	75	71
		2,699
Real Estate Investment Trusts – 2.8%
Diversified Healthcare Trust,
9.75%, 6/15/25	13	12
4.38%, 3/1/31	75	48
EPR Properties,
4.50%, 6/1/27	110	96
3.75%, 8/15/29	135	106
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	95	76
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	125	109
3.75%, 9/15/30 (1)	25	18
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	200	166
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	195	179
5.25%, 3/15/28 (1)	310	285
5.00%, 7/15/28 (1)	200	180
4.88%, 9/15/29 (1)	480	419
5.25%, 7/15/30 (1)	260	226
4.50%, 2/15/31 (1)	100	82
5.63%, 7/15/32 (1)	210	182
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/1/26	240	219
5.00%, 10/15/27	260	218
4.63%, 8/1/29	245	187

FIXED INCOME FUNDS    222    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Real Estate Investment Trusts – 2.8%continued
3.50%, 3/15/31	$100	$69
Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	285	209
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	320	320
5.88%, 10/1/28 (1)	220	198
4.88%, 5/15/29 (1)	75	63
RHP Hotel Properties L.P./RHP Finance Corp.,
4.75%, 10/15/27	235	213
4.50%, 2/15/29 (1)	185	160
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	75	67
4.00%, 9/15/29 (1)	390	316
Service Properties Trust,
4.65%, 3/15/24	33	31
4.35%, 10/1/24	112	102
5.25%, 2/15/26	50	42
4.75%, 10/1/26	100	79
3.95%, 1/15/28	125	89
4.95%, 10/1/29	125	86
4.38%, 2/15/30	25	16
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	190	184
6.00%, 1/15/30 (1)	25	16
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
4.75%, 4/15/28 (1)	50	40
6.50%, 2/15/29 (1)	235	156
VICI Properties L.P./VICI Note Co., Inc.,
5.63%, 5/1/24 (1)	25	25
4.25%, 12/1/26 (1)	93	87
3.75%, 2/15/27 (1)	75	68
4.63%, 12/1/29 (1)	75	68
4.13%, 8/15/30 (1)	90	79
XHR L.P.,
6.38%, 8/15/25 (1)	170	163
4.88%, 6/1/29 (1)	175	143
		5,897
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Real Estate Owners & Developers – 0.1%
Greystar Real Estate Partners LLC,
5.75%, 12/1/25 (1)	$50	$49
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	150	135
4.13%, 2/1/29 (1)	50	42
Kennedy-Wilson, Inc.,
4.75%, 2/1/30	25	19
		245
Real Estate Services – 0.4%
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	25	24
Newmark Group, Inc.,
6.13%, 11/15/23	50	50
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29 (1)	504	381
5.25%, 4/15/30 (1)	590	430
		885
Renewable Energy – 0.1%
Sunnova Energy Corp.,
5.88%, 9/1/26(1)	270	241
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26 (1)	75	68
7.50%, 3/15/26 (1)	25	25
4.63%, 1/15/27 (1)	100	93
3.50%, 3/15/29 (1)	95	80
4.88%, 2/15/30 (1)	115	103
Arko Corp.,
5.13%, 11/15/29 (1)	25	20
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	100	84
Rite Aid Corp.,
8.00%, 11/15/26 (1)	50	27
SEG Holding LLC/SEG Finance Corp.,
5.63%, 10/15/28 (1)	100	94
		594
Retail - Discretionary – 3.2%
Abercrombie & Fitch Management Co.,
8.75%, 7/15/25 (1)	65	64

NORTHERN FUNDS QUARTERLY REPORT     223    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Retail - Discretionary – 3.2%continued
American Builders & Contractors Supply Co., Inc.,
4.00%, 1/15/28 (1)	$25	$22
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	65	55
4.75%, 3/1/30	25	21
5.00%, 2/15/32 (1)	35	29
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	50	45
4.75%, 4/1/28 (1)	100	84
5.38%, 3/1/29 (1)	285	244
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	15	16
6.63%, 10/1/30 (1)	375	352
6.88%, 11/1/35	25	22
6.75%, 7/1/36	100	88
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (4)	25	15
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	25	23
4.13%, 5/15/29 (1)	25	21
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	175	155
4.25%, 2/1/32 (1)	225	183
6.38%, 6/15/32 (1)	255	240
Foot Locker, Inc.,
4.00%, 10/1/29 (1)	90	70
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	19
Gap (The), Inc.,
3.63%, 10/1/29 (1)	155	109
3.88%, 10/1/31 (1)	50	35
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	85	70
Hertz (The) Corp.,
5.00%, 12/1/29 (1) (10)	270	205
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	25	21
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	32
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	165	132
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Retail - Discretionary – 3.2%continued
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	$125	$113
3.88%, 6/1/29 (1)	50	41
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	50	44
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	145	128
5.88%, 3/15/30 (1)	120	104
6.13%, 3/15/32 (1)	25	21
4.50%, 12/15/34	50	35
5.13%, 1/15/42	150	98
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	125	105
Michaels (The) Cos., Inc.,
7.88%, 5/1/29 (1)	25	17
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	85	80
Nordstrom, Inc.,
4.38%, 4/1/30	25	19
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	50	48
4.75%, 5/1/29 (1)	75	62
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	250	226
7.75%, 2/15/29 (1)	250	235
QVC, Inc.,
4.75%, 2/15/27	50	35
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	25	20
4.88%, 11/15/31 (1)	75	59
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 9/30/26 (1)	390	313
SRS Distribution, Inc.,
4.63%, 7/1/28 (1)	530	470
6.13%, 7/1/29 (1)	190	154
6.00%, 12/1/29 (1)	855	680
Staples, Inc.,
7.50%, 4/15/26 (1)	175	151
10.75%, 4/15/27 (1)	50	36
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	50	39

FIXED INCOME FUNDS    224    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Retail - Discretionary – 3.2%continued
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	$910	$787
White Cap Parent LLC,
8.25%, 3/15/26 (1) (4)	280	242
		6,734
Semiconductors – 0.2%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	100	99
Coherent Corp.,
5.00%, 12/15/29 (1)	25	21
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	175	153
Synaptics, Inc.,
4.00%, 6/15/29 (1)	135	114
		387
Software – 1.6%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	830	612
Boxer Parent Co., Inc.,
7.13%, 10/2/25 (1)	25	24
9.13%, 3/1/26 (1)	25	24
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	50	47
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	50	20
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	165	162
Clarivate Science Holdings Corp.,
4.88%, 7/1/29 (1)	180	153
Cloud Software Group Holdings, Inc.,
6.50%, 3/31/29 (1)	150	126
Condor Merger Sub, Inc.,
7.38%, 2/15/30 (1)	440	354
Consensus Cloud Solutions, Inc.,
6.00%, 10/15/26 (1)	85	79
6.50%, 10/15/28 (1)	265	244
CWT Travel Group, Inc.,
8.50%, 11/19/26 (1) (10)	641	542
Elastic N.V.,
4.13%, 7/15/29 (1)	25	20
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	150	147
7.13%, 9/30/30 (1)	160	157
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Software – 1.6%continued
GoTo Group, Inc.,
5.50%, 9/1/27 (1)	$75	$40
Rackspace Technology Global, Inc.,
3.50%, 2/15/28 (1)	175	102
5.38%, 12/1/28 (1)	500	215
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	75	70
Twilio, Inc.,
3.88%, 3/15/31	270	214
		3,352
Specialty Finance – 2.0%
Ally Financial, Inc.,
5.75%, 11/20/25	80	78
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (3) (6)	50	33
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	75	64
Carnelian Point Holdings LP,
5.00%, 6/30/28 (1) (4) (10)	5	53
Enact Holdings, Inc.,
6.50%, 8/15/25 (1)	125	123
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	44
5.63%, 1/1/30 (1)	25	22
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/1/25 (1)	38	36
9.75%, 8/1/27 (1)	50	50
5.50%, 5/1/28 (1)	50	43
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	75	63
6.63%, 1/15/27 (1)	100	78
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	41
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	50	42
4.75%, 6/15/29 (1)	25	20
LFS Topco LLC,
5.88%, 10/15/26 (1)	25	20
MGIC Investment Corp.,
5.25%, 8/15/28	175	161

NORTHERN FUNDS QUARTERLY REPORT     225    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Specialty Finance – 2.0%continued
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	$200	$171
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	22
5.50%, 8/15/28 (1)	75	61
5.13%, 12/15/30 (1)	25	19
5.75%, 11/15/31 (1)	25	19
Navient Corp.,
6.13%, 3/25/24	175	171
5.88%, 10/25/24	25	24
6.75%, 6/25/25	200	192
6.75%, 6/15/26	75	71
5.00%, 3/15/27	50	44
5.50%, 3/15/29	100	82
5.63%, 8/1/33	25	18
OneMain Finance Corp.,
5.63%, 3/15/23	65	65
6.13%, 3/15/24	256	248
6.88%, 3/15/25	155	149
7.13%, 3/15/26	645	613
3.50%, 1/15/27	325	269
6.63%, 1/15/28	75	69
3.88%, 9/15/28	60	48
5.38%, 11/15/29	145	119
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	39
5.75%, 9/15/31 (1)	75	59
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	50	44
Radian Group, Inc.,
4.50%, 10/1/24	75	72
4.88%, 3/15/27	100	92
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (1)	75	57
4.00%, 10/15/33 (1)	150	112
SLM Corp.,
3.13%, 11/2/26	150	128
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	195	183
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	22
5.50%, 4/15/29 (1)	50	40
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Specialty Finance – 2.0%continued
World Acceptance Corp.,
7.00%, 11/1/26 (1)	$25	$14
		4,307
Steel – 2.5%
ATI, Inc.,
5.88%, 12/1/27	340	325
4.88%, 10/1/29	140	124
5.13%, 10/1/31	75	66
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	1,410	1,343
Carpenter Technology Corp.,
6.38%, 7/15/28	75	71
7.63%, 3/15/30	145	145
Cleveland-Cliffs, Inc.,
6.75%, 3/15/26 (1)	230	231
5.88%, 6/1/27	75	72
4.63%, 3/1/29 (1)	25	22
4.88%, 3/1/31 (1)	75	66
Commercial Metals Co.,
4.13%, 1/15/30	25	22
4.38%, 3/15/32	25	22
Specialty Steel Supply, Inc.,
11.00%, 11/15/26 (1) (2) (10)	2,670	2,670
TMS International Corp.,
6.25%, 4/15/29 (1)	235	168
		5,347
Technology Hardware – 1.5%
CDW LLC/CDW Finance Corp.,
3.25%, 2/15/29	25	21
Ciena Corp.,
4.00%, 1/31/30 (1)	50	44
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	97	89
5.00%, 3/15/27 (1)	365	248
CommScope, Inc.,
6.00%, 3/1/26 (1)	50	46
8.25%, 3/1/27 (1)	225	174
7.13%, 7/1/28 (1)	125	89
4.75%, 9/1/29 (1)	250	202
Diebold Nixdorf, Inc.,
9.38%, 7/15/25	26	26
8.50%, 10/15/26 (4)	25	15

FIXED INCOME FUNDS    226    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Technology Hardware – 1.5%continued
Imola Merger Corp.,
4.75%, 5/15/29 (1)	$700	$607
Likewize Corp.,
9.75%, 10/15/25 (1)	25	23
NCR Corp.,
5.75%, 9/1/27 (1)	75	72
5.00%, 10/1/28 (1)	50	43
5.13%, 4/15/29 (1)	100	84
6.13%, 9/1/29 (1)	150	140
Seagate HDD Cayman,
4.13%, 1/15/31	55	43
9.63%, 12/1/32 (1)	173	189
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	75	64
Viasat, Inc.,
5.63%, 9/15/25 (1)	540	501
6.50%, 7/15/28 (1)	600	450
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	50	46
5.50%, 8/15/28 (1)	50	40
		3,256
Technology Services – 1.6%
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	440	354
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	705	603
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 7/15/26 (1)	98	15
Fair Isaac Corp.,
5.25%, 5/15/26 (1)	65	64
4.00%, 6/15/28 (1)	25	23
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	245	214
MPH Acquisition Holdings LLC,
5.50%, 9/1/28 (1)	270	211
5.75%, 11/1/28 (1)	550	366
MSCI, Inc.,
4.00%, 11/15/29 (1)	330	287
3.63%, 9/1/30 (1)	75	62
3.88%, 2/15/31 (1)	130	108
3.63%, 11/1/31 (1)	50	41
3.25%, 8/15/33 (1)	75	58
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Technology Services – 1.6%continued
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	$75	$71
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	39
Presidio Holdings, Inc.,
4.88%, 2/1/27 (1)	75	68
8.25%, 2/1/28 (1)	820	760
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	25	25
11.25%, 12/15/27 (1)	25	26
Science Applications International Corp.,
4.88%, 4/1/28 (1)	50	46
Vericast Corp.,
11.00%, 9/15/26 (1)	50	54
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	25	24
		3,519
Telecommunications – 2.4%
Cogent Communications Group, Inc.,
7.00%, 6/15/27 (1)	75	73
Consolidated Communications, Inc.,
5.00%, 10/1/28 (1)	130	96
6.50%, 10/1/28 (1)	35	27
Embarq Corp.,
8.00%, 6/1/36	100	47
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	35	33
5.00%, 5/1/28 (1)	145	126
6.75%, 5/1/29 (1)	50	41
5.88%, 11/1/29	185	143
6.00%, 1/15/30 (1)	105	82
8.75%, 5/15/30 (1)	240	244
GTT Communications, Inc.,
7.88%, 12/31/24 (1) (7) (10)	1,650	30
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	47
Intelsat Jackson Holdings S.A.,
8.50%, 10/15/24 (2) (12)	75	—
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	740	616
4.25%, 7/1/28 (1)	125	98

NORTHERN FUNDS QUARTERLY REPORT     227    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Telecommunications – 2.4%continued
3.63%, 1/15/29 (1)	$240	$176
3.75%, 7/15/29 (1)	335	241
Lumen Technologies, Inc.,
5.13%, 12/15/26 (1)	25	22
4.50%, 1/15/29 (1)	400	276
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
4.75%, 4/30/27 (1)	170	150
6.00%, 2/15/28 (1)	45	35
10.75%, 6/1/28 (1)	90	84
Sprint Capital Corp.,
6.88%, 11/15/28	155	161
8.75%, 3/15/32	355	422
Sprint LLC,
7.88%, 9/15/23	415	421
7.13%, 6/15/24	190	194
7.63%, 2/15/25	130	134
7.63%, 3/1/26	125	132
T-Mobile U.S.A., Inc.,
2.63%, 4/15/26	75	69
5.38%, 4/15/27	50	50
4.75%, 2/1/28	290	282
2.63%, 2/15/29	110	93
3.38%, 4/15/29	345	304
3.50%, 4/15/31	115	99
		5,048
Transportation & Logistics – 1.2%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	50	48
American Airlines, Inc.,
11.75%, 7/15/25 (1)	150	161
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	825	793
5.75%, 4/20/29 (1)	625	570
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	50	45
Delta Air Lines, Inc.,
7.38%, 1/15/26	150	153
4.38%, 4/19/28	25	22
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (1)	50	47
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Transportation & Logistics – 1.2%continued
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	$25	$21
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	25	23
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	30	30
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	20	19
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	122	116
United Airlines, Inc.,
4.38%, 4/15/26 (1)	205	190
4.63%, 4/15/29 (1)	210	183
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	50	38
		2,459
Transportation Equipment – 0.0%
Allison Transmission, Inc.,
4.75%, 10/1/27	25	23
3.75%, 1/30/31 (1)	25	21
		44
Wholesale - Consumer Staples – 0.5%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	19
Performance Food Group, Inc.,
6.88%, 5/1/25 (1)	60	60
5.50%, 10/15/27 (1)	420	396
4.25%, 8/1/29 (1)	155	135
U.S. Foods, Inc.,
6.25%, 4/15/25 (1)	180	178
4.75%, 2/15/29 (1)	400	355
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	25	24
		1,167
Wholesale - Discretionary – 0.1%
IAA, Inc.,
5.50%, 6/15/27 (1)	100	98

FIXED INCOME FUNDS    228    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.6% continued
Wholesale - Discretionary – 0.1%continued
KAR Auction Services, Inc.,
5.13%, 6/1/25 (1)	$75	$73
		171
Total Corporate Bonds
(Cost $178,221)		157,408

FOREIGN ISSUER BONDS – 8.2%
Aerospace & Defense – 0.2%
Bombardier, Inc.,
7.50%, 12/1/24 (1)	61	61
7.50%, 3/15/25 (1)	48	48
7.13%, 6/15/26 (1)	150	145
7.88%, 4/15/27 (1)	230	223
6.00%, 2/15/28 (1)	25	23
		500
Automotive – 0.2%
IHO Verwaltungs GmbH,
6.38%, (100% Cash), 5/15/29 (1) (4)	80	67
Jaguar Land Rover Automotive PLC,
7.75%, 10/15/25 (1)	200	184
5.50%, 7/15/29 (1)	275	195
		446
Banking – 0.1%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24(3) (6)	200	194
Beverages – 0.0%
Primo Water Holdings, Inc.,
4.38%, 4/30/29(1)	75	65
Biotechnology & Pharmaceuticals – 0.0%
Grifols Escrow Issuer S.A.,
4.75%, 10/15/28(1)	125	108
Cable & Satellite – 0.4%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	200	161
UPC Broadband Finco B.V.,
4.88%, 7/15/31 (1)	200	168
Videotron Ltd.,
5.13%, 4/15/27 (1)	25	24
3.63%, 6/15/29 (1)	50	42
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Cable & Satellite – 0.4%continued
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28 (1)	$250	$219
Ziggo B.V.,
4.88%, 1/15/30 (1)	200	167
		781
Chemicals – 0.3%
Methanex Corp.,
5.13%, 10/15/27	25	23
NOVA Chemicals Corp.,
4.88%, 6/1/24 (1)	330	319
5.00%, 5/1/25 (1)	15	14
5.25%, 6/1/27 (1)	253	227
4.25%, 5/15/29 (1)	25	21
SPCM S.A.,
3.13%, 3/15/27 (1)	100	86
		690
Commercial Support Services – 0.2%
Garda World Security Corp.,
4.63%, 2/15/27 (1)	200	177
6.00%, 6/1/29 (1)	255	207
		384
Construction Materials – 0.1%
Cemex S.A.B. de C.V.,
5.45%, 11/19/29(1)	250	240
Containers & Packaging – 0.5%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27 (1) (4)	200	139
Canpack S.A./Canpack U.S. LLC,
3.13%, 11/1/25 (1)	5	4
Intelligent Packaging Holdco Issuer L.P.,
9.00%, (100% Cash), 1/15/26 (1) (4)	25	17
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	595	480
Trivium Packaging Finance B.V.,
5.50%, 8/15/26 (1)	35	32
8.50%, 8/15/27 (1)	345	317
		989

NORTHERN FUNDS QUARTERLY REPORT     229    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Electric Utilities – 0.1%
TransAlta Corp.,
7.75%, 11/15/29	$230	$235
Forestry, Paper & Wood Products – 0.1%
Ahlstrom-Munksjo Holding 3 Oy,
4.88%, 2/4/28 (1)	180	145
Mercer International, Inc.,
5.13%, 2/1/29	50	42
		187
Gas & Water Utilities – 0.0%
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	50	43
Home Construction – 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	50	39
4.88%, 2/15/30 (1)	25	20
Empire Communities Corp.,
7.00%, 12/15/25 (1)	25	23
Mattamy Group Corp.,
5.25%, 12/15/27 (1)	40	35
4.63%, 3/1/30 (1)	115	93
		210
Household Products – 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	25	22
7.00%, 12/31/27 (1)	25	20
		42
Leisure Facilities & Services – 0.4%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28 (1)	75	67
4.38%, 1/15/28 (1)	25	22
3.50%, 2/15/29 (1)	25	22
4.00%, 10/15/30 (1)	425	344
MGM China Holdings Ltd.,
5.38%, 5/15/24 (1)	200	193
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	200	175
		823
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Machinery – 0.6%
Husky III Holding Ltd.,
13.00%, (100% Cash), 2/15/25 (1) (4)	$25	$22
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26 (1)	1,395	1,256
		1,278
Metals & Mining – 1.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	1,710	1,620
First Quantum Minerals Ltd.,
6.50%, 3/1/24 (1)	200	196
7.50%, 4/1/25 (1)	200	195
6.88%, 10/15/27 (1)	20	19
FMG Resources Pty. Ltd., Series 2006,
5.13%, 5/15/24 (1)	155	152
4.50%, 9/15/27 (1)	70	65
5.88%, 4/15/30 (1)	100	93
4.38%, 4/1/31 (1)	150	125
6.13%, 4/15/32 (1)	75	70
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	345	313
6.13%, 4/1/29 (1)	195	177
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	19
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	50
8.00%, 11/1/27 (1)	50	51
8.50%, 5/1/30 (1)	25	25
		3,170
Oil & Gas Producers – 0.6%
Athabasca Oil Corp.,
9.75%, 11/1/26 (1)	84	89
eG Global Finance PLC,
6.75%, 2/7/25 (1)	200	175
Energean Israel Finance Ltd.,
5.38%, 3/30/28	25	22
5.88%, 3/30/31	25	22
Ithaca Energy North Sea PLC,
9.00%, 7/15/26 (1)	200	197
Leviathan Bond Ltd.,
6.13%, 6/30/25	25	24

FIXED INCOME FUNDS    230    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Oil & Gas Producers – 0.6%continued
6.50%, 6/30/27	$25	$24
MEG Energy Corp.,
5.88%, 2/1/29 (1)	75	71
OGX Austria GmbH,
8.50%, 6/1/18 (1) (2) (7) (10)	2,420	—
8.38%, 4/1/22 (1) (2) (7) (10)	1,800	—
Parkland Corp.,
5.88%, 7/15/27 (1)	50	47
4.50%, 10/1/29 (1)	200	167
4.63%, 5/1/30 (1)	50	41
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	340	305
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	46
		1,230
Oil & Gas Services & Equipment – 0.2%
Enerflex Ltd.,
9.00%, 10/15/27 (1)	50	50
Ensign Drilling, Inc.,
9.25%, 4/15/24 (1)	50	47
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	75	73
6.88%, 1/15/29 (1)	25	23
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24 (1)	25	25
8.25%, 2/15/25 (1)	75	65
Shelf Drilling North Sea Holdings Ltd.,
10.25%, 10/31/25 (1)	50	49
		332
Software – 0.3%
Open Text Corp.,
6.90%, 12/1/27 (1)	25	25
3.88%, 2/15/28 (1)	85	73
3.88%, 12/1/29 (1)	245	197
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	125	101
4.13%, 12/1/31 (1)	260	202
		598
Specialty Finance – 0.6%
AerCap Global Aviation Trust,
(Variable, ICE LIBOR USD 3M + 4.30%), 6.50%, 6/15/45 (1) (6)	105	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Specialty Finance – 0.6%continued
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24 (1) (4)	$799	$680
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
7.88%, 5/1/27 (1)	220	198
6.38%, 2/1/30 (1)	430	344
		1,322
Telecommunications – 1.5%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	200	153
6.00%, 2/15/28 (1)	760	449
Altice France S.A.,
8.13%, 2/1/27 (1)	200	182
5.50%, 1/15/28 (1)	370	290
5.13%, 7/15/29 (1)	315	236
5.50%, 10/15/29 (1)	200	153
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	500	463
Digicel Group Holdings Ltd.,
8.00%, 4/1/25 (1) (4)	50	13
Iliad Holding SASU,
7.00%, 10/15/28 (1)	130	117
Telecom Italia Capital S.A.,
6.38%, 11/15/33	175	143
6.00%, 9/30/34	75	57
7.20%, 7/18/36	45	37
Telecom Italia S.p.A.,
5.30%, 5/30/24 (1)	130	123
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	12
4.88%, 6/1/27 (1)	50	22
6.50%, 10/15/27 (1)	25	7
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	200	162
4.75%, 7/15/31 (1)	705	575
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (6)	125	125
		3,319
Transportation & Logistics – 0.2%
Air Canada,
3.88%, 8/15/26 (1)	125	111

NORTHERN FUNDS QUARTERLY REPORT     231    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Transportation & Logistics – 0.2%continued
Latam Airlines Group S.A.,
13.38%, 10/15/27 (1)	$105	$106
13.38%, 10/15/29 (1)	90	92
Seaspan Corp.,
5.50%, 8/1/29 (1)	75	57
		366
Total Foreign Issuer Bonds
(Cost $23,407)		17,552

TERM LOANS – 2.8% (11)
Automotive – 0.1%
Dealer Tire Financial LLC, Term B-2 Loan,
12/14/27 (13)	29	29
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.08%, 12/14/27	142	139
		168
Cable & Satellite – 0.0%
DIRECTV Financing LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 9.38%, 8/2/27	22	22
Chemicals – 0.0%
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%), 6.88%, 5/7/25	72	70
Construction Materials – 0.1%
U.S. Silica Co., Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor), 8.44%, 5/1/25	162	161
Consumer Services – 0.0%
Raptor Acquisition Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 8.75%, 11/1/26	25	24
Containers & Packaging – 0.1%
Mauser Packaging Solutions Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 7.37%, 4/3/24	125	122
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.8% (11)continued
Containers & Packaging – 0.1%continued
Trident TPI Holdings, Inc., Tranche B-1 Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 7.98%, 10/17/24	$174	$172
		294
Electric Utilities – 0.2%
Lightstone Holdco LLC, Extended Term B Loan,
1/29/27 (13)	164	150
(Floating, ICE CME Term SOFR USD 1M + 5.75%, 1.00% Floor), 10.07%, 1/29/27	190	173
Lightstone Holdco LLC, Extended Term C Loan,
1/29/27 (13)	9	9
(Floating, ICE CME Term SOFR USD 1M + 5.75%, 1.00% Floor), 10.07%, 1/29/27	11	10
		342
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 10.23%, 2/10/27	48	39
Diamond Sports Group LLC, Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 7.57%, 8/24/26	48	6
		45
Health Care Facilities & Services – 0.2%
Gainwell Acquisition Corp., Term B Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 8.73%, 10/1/27	160	150
LifePoint Health, Inc., Term B Loan,
11/16/25 (13)	74	69
(Floating, ICE LIBOR USD 3M + 3.75%), 8.16%, 11/16/25	101	96
Team Health Holdings, Inc., Extended Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.25%, 1.00% Floor), 9.57%, 3/2/27	193	144
		459

FIXED INCOME FUNDS    232    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.8% (11)continued
Insurance – 0.8%
Asurion LLC, New B-4 Term Loan,
(Floating, ICE LIBOR USD 1M + 5.25%), 9.63%, 1/20/29	$1,470	$1,136
Asurion LLC, New B-7 Term Loan,
11/3/24 (13)	170	165
(Floating, ICE LIBOR USD 1M + 3.00%), 7.38%, 11/3/24	131	127
Hub International Ltd., 2022 Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 8.22%, 11/10/29	105	104
Hub International Ltd., B-3 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 0.75% Floor), 7.53%, 4/25/25	166	164
Hub International Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%), 7.33%, 4/25/25	25	24
		1,720
Internet Media & Services – 0.0%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 7.72%, 2/10/28	25	22
Leisure Facilities & Services – 0.3%
1011778 B.C. Unlimited Liability Co., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%), 6.13%, 11/19/26	25	24
(Floating, ICE LIBOR USD 3M + 1.75%), 6.16%, 11/19/26	7	7
Carnival Corp., Initial Advance Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor), 7.38%, 6/30/25	70	67
Entain PLC, Facility B2 Loan,
10/31/29 (13)	205	204
Formula One Management Ltd., Facility B Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.57%, 1/15/30	80	80
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.8% (11)continued
Leisure Facilities & Services – 0.3%continued
Scientific Games Holdings L.P., Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 7.10%, 4/4/29	$75	$71
UFC Holdings LLC, Term B-3 Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 7.11%, 4/29/26	64	63
		516
Medical Equipment & Devices – 0.0%
Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 6.63%, 11/8/27	36	36
Metals & Mining – 0.3%
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor), 14.73%, 5/31/23(2) (10)	608	608
Oil & Gas Producers – 0.2%
Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 9.00%, 1.00% Floor), 12.94%, 11/1/25	213	224
Parker Drilling Co., Initial Loan,
(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK) , 11.00%, 3/26/24 (4)	16	16
Prairie ECI Acquiror L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%), 9.13%, 3/11/26	110	107
		347
Oil & Gas Services & Equipment – 0.1%
ChampionX Corp., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.57%, 6/7/29	67	67

NORTHERN FUNDS QUARTERLY REPORT     233    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.8% (11)continued
Oil & Gas Services & Equipment – 0.1%continued
WaterBridge Midstream Operating LLC, Initial Term Loan,
6/22/26 (13)	$11	$10
(Floating, ICE LIBOR USD 3M + 5.75%, 1.00% Floor), 9.13%, 6/22/26	153	147
		224
Publishing & Broadcasting – 0.0%
Clear Channel Outdoor Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.50%), 7.91%, 8/21/26	24	22
Retail - Discretionary – 0.1%
Great Outdoors Group LLC, Term B-2 Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 0.75% Floor), 8.13%, 3/6/28	208	199
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 5.00%), 7.78%, 4/16/26	72	67
		266
Software – 0.0%
athenahealth Group, Inc., Initial Delayed Draw Term Loan,
2/15/29 (13) (14)	5	5
2/15/29 (13)	4	3
athenahealth Group, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.82%, 2/15/29	43	38
		46
Specialty Finance – 0.1%
Starwood Property Mortgage LLC, Term B-3 Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 0.75% Floor), 7.63%, 7/26/26	204	201
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.8% (11)continued
Technology Services – 0.1%
MoneyGram International, Inc., Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M + 4.50%, 0.50% Floor), 8.88%, 7/21/26	$65	$64
Verscend Holding Corp., Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 4.00%), 8.38%, 8/27/25	104	104
		168
Telecommunications – 0.1%
Altice France S.A., Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%), 8.65%, 8/14/26	46	43
Consolidated Communications, Inc., Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 3.50%), 7.88%, 10/2/27	50	44
Cyxtera DC Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 7.36%, 5/1/24	105	88
		175
Transportation & Logistics – 0.0%
United AirLines, Inc., Class B Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 8.11%, 4/21/28	25	24
Total Term Loans
(Cost $6,330)		5,960

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.9%
Chemicals – 0.1%
Utex Industries, Inc.(2) (10) *	2,200	$226
Construction Materials – 0.0%
Hardwood Holdings LLC(2) *	187	15
Distributors – 0.7%
ATD New Holdings, Inc.(10) *	22,076	1,545
Energy Equipment & Services – 0.0%
Diamond Offshore Drilling, Inc.*	3,415	36

FIXED INCOME FUNDS    234    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.9%continued
Energy Equipment & Services – 0.0%continued
Noble Corp. PLC*	103	$4
Parker Drilling Co.*	917	6
		46
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B	182	29
Hotels, Restaurants & Leisure – 0.1%
CWT Travel Group, Inc.(10) *	15,685	95
Media – 0.0%
iHeartMedia, Inc., Class A*	419	2
Metals & Mining – 1.8%
Real Alloy Parent, Inc.(2) (10) *	48	3,832
Oil, Gas & Consumable Fuels – 0.1%
Athabasca Oil Corp.*	12,974	23
Bruin Blocker LLC(2) (9) (10) *	9,827	—
Chaparral Energy, Inc.(2) *	2,378	98
Cloud Peak Energy, Inc.(2) *	20	—
Superior Energy Services(2) (10) *	1,213	85
		206
Pharmaceuticals – 0.0%
Mallinckrodt PLC*	1,509	12
Professional Services – 0.0%
Skillsoft Corp.*	36,863	48
Specialty Finance – 0.1%
Carnelian Point Holdings LP(2) (10) *	50	119
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(2) *	1,199	28
Total Common Stocks
(Cost $3,768)		6,203

MASTER LIMITED PARTNERSHIPS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Summit Midstream Partners L.P.*	4,025	67
Total Master Limited Partnerships
(Cost $117)		67

PREFERRED STOCKS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Global Partners L.P./MA, 9.50%	1,375	$35
Total Preferred Stocks
(Cost $34)		35

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Wireless Telecommunication Services – 0.0%
Intelsat Jackson Holdings S.A.(2) *	248	$1
Total Rights
(Cost $—)		1

OTHER – 0.0%
Basic Energy Services, Inc.(2) (12) *	25,000	1
Escrow Appvion, Inc.(2) (10) *	225,000	—
Escrow Cloud Peak Energy, Inc.(2) (10) *	250,000	—
Escrow GenOn Energy, Inc.(2) (9) (10) *	25,000	—
Escrow Gulfport Energy Operating Corp.(9) (10) *	150,000	—
Escrow Hertz (The) Corp.(1) (2) (10) *	125,000	—
Escrow Washington Mutual Bank(2) (10) *	250,000	3
Intelsat Jackson Holdings S.A.(1) (2) (10) *	50,000	—
RP Escrow Issuer LLC(1) (2) (10) *	1,100,000	12
Total Other
(Cost $112)		16

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.1%
California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	$1
CWT Travel Holdings, Inc., Class A, Exp. 11/19/26, Strike $57.00(2) (10) *	2,018	—
CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69(2) (9) (10) *	2,124	—
Denbury, Inc., Exp. 9/18/25, Strike $32.59*	1,236	70
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(2) (10) *	5,500	117
Total Warrants
(Cost $18)		188

NORTHERN FUNDS QUARTERLY REPORT     235    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 11.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(15) (16)	23,818,344	$23,818
Total Investment Companies
(Cost $23,818)		23,818

Total Investments – 98.9%
(Cost $236,172)		211,500
Other Assets less Liabilities – 1.1%		2,258
NET ASSETS – 100.0%		$213,758

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Principal amount is less than one thousand.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Issuer has defaulted on terms of debt obligation.
(9)	Value rounds to less than one thousand.
(10)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of these restricted illiquid securities amounted to approximately $10,740,000 or 5.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ATD New Holdings, Inc., 0.00%	1/9/19	$469
Bruin Blocker LLC, 0.00%	9/29/20	220
Carnelian Point Holdings LP, 0.00%	9/21/22	115
Carnelian Point Holdings LP, 5.00%, 6/30/28	7/5/22	53
CWT Travel Group, Inc., 0.00%	11/19/21	246
CWT Travel Group, Inc., 8.50%, 11/19/26	11/19/21-8/3/22	623
CWT Travel Holdings, Inc., Class A, Exp. 11/19/26, Strike $57.00, 0.00%	11/19/21	—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69, 0.00%	11/19/21	$—
Escrow Appvion, Inc., 0.00%	8/24/18	—
Escrow Cloud Peak Energy, Inc., 0.00%	7/29/16-12/11/18	110
Escrow GenOn Energy, Inc., 0.00%	12/19/18	—
Escrow Gulfport Energy Operating Corp., 0.00%	5/18/21	—
Escrow Hertz (The) Corp., 0.00%	7/1/21	—
Escrow Washington Mutual Bank, 0.00%	10/11/17	—
GTT Communications, Inc., 7.88%, 12/31/24	12/19/18-2/6/20	1,522
Hertz (The) Corp., 5.00%, 12/1/29	11/17/21-6/22/22	254
Intelsat Jackson Holdings S.A., 0.00%	3/21/22	—
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265
RA Acquisition Purchaser LLC, Notes, 14.73%, 5/31/23	5/31/18-6/30/20	608
Real Alloy Parent, Inc., 0.00%	5/31/18	1,738
RP Escrow Issuer LLC, 0.00%	12/18/20	—
Specialty Steel Supply, Inc., 11.00%, 11/15/26	6/2/21	2,670
Sterling Entertainment Group LLC, 10.25%, 1/15/24	12/27/17	1,106
Superior Energy Services, 0.00%	9/19/17-2/1/21	76
Utex Industries, Inc., 0.00%	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00, 0.00%	12/3/20	—

FIXED INCOME FUNDS    236    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Weatherford International Ltd., 11.00%, 12/1/24	6/8/21	$4

(11)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(12)	Restricted security.
(13)	Position is unsettled. Contract rate was not determined at December 31, 2022 and does not take effect until settlement date.
(14)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of December 31, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

CDI - CREST Depository Interest

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PIK - Payment In-Kind

REIT - Real Estate Investment Trust

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	96.1%
All other currencies less than 5%	2.8
Total Investments	98.9
Other Assets less Liabilities	1.1
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Convertible Bonds:
Oil & Gas Producers	$—	$—	$22	$22
All Other Industries(1)	—	230	—	230
Total Convertible Bonds	—	230	22	252
Corporate Bonds:
Entertainment Content	—	705	1,079	1,784
Industrial Intermediate Products	—	774	1,290	2,064
Steel	—	2,677	2,670	5,347
All Other Industries(1)	—	148,213	—	148,213
Total Corporate Bonds	—	152,369	5,039	157,408
Foreign Issuer Bonds(1)	—	17,552	—	17,552
Term Loans:
Metals & Mining	—	—	608	608
All Other Industries(1)	—	5,352	—	5,352
Total Term Loans	—	5,352	608	5,960
Common Stocks:
Chemicals	—	—	226	226
Construction Materials	—	—	15	15
Distributors	—	1,545	—	1,545
Hotels, Restaurants & Leisure	—	95	—	95
Metals & Mining	—	—	3,832	3,832
Oil, Gas & Consumable Fuels	23	—	183	206
Specialty Finance	—	—	119	119

NORTHERN FUNDS QUARTERLY REPORT     237    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Wireless Telecommunication Services	$—	$—	$28	$28
All Other Industries(1)	137	—	—	137
Total Common Stocks	160	1,640	4,403	6,203
Master Limited Partnerships	67	—	—	67
Preferred Stocks	35	—	—	35
Rights	—	—	1	1
Other	—	—	16	16
Warrants	1	70	117	188
Investment Companies	23,818	—	—	23,818
Total Investments	$24,081	$177,213	$10,206	$211,500

(1)	Classifications as defined in the Schedule of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/22 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/22 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/22 (000S)
Convertible Bonds
Oil & Gas Producers	$20	$—	$—	$2	$—	$—	$—	$—	$22	$2
Corporate Bonds
Entertainment Content	1,113	2	—	(36)	—	—	—	—	1,079	(36)
Industrial Intermediate Products	1,257	16	—	(18)	35	—	—	—	1,290	(18)
Iron & Steel	—	—	176	—	—	(176)	—	—	—	—
Metals & Mining	—	—	—	(397)	—	—	—	—	—	(397)
Oil & Gas Producers	60	—	—	(41)	—	(19)	—	—	—	—
Steel	2,670	—	—	—	—	—	—	—	2,670	—
Term Loans
Metals & Mining	608	—	—	—	—	—	—	—	608	—
Common Stocks
Chemicals	206	—	—	20	—	—	—	—	226	20
Construction Materials	11	—	—	4	—	—	—	—	15	4
Metals & Mining	3,345	—	(85)	666	—	(94)	—	—	3,832	666
Oil, Gas & Consumable Fuels	107	—	53	4	142	(123)	—	—	183	4
Specialty Finance	—	—	—	4	115	—	—	—	119	4
Wireless Telecommunication Services	35	—	—	(7)	—	—	—	—	28	(7)
Rights
FIXED INCOME FUNDS    238    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	BALANCE AS OF 3/31/22 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/22 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/22 (000S)
Wireless Telecommunication Services	—*	—	—	1	—	—	—	—	1	1
Other	14	—	—	1	1	—	—	—	16	1
Warrants	22	—	—	117	—	(22)	—	—	117	117
Total	$9,468	$18	$103	$758	$293	($434)	$—	$—	$10,206	$361
* Amount rounds to less than a thousand.
Securities valued at $253 included in the Balance as of 12/31/22 above were valued using evaluated prices provided by a third party provider.  Securities valued at $9,953 included in the Balance as of 12/31/22 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
NORTHERN FUNDS QUARTERLY REPORT     239    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	December 31, 2022 (UNAUDITED)
	FAIR VALUE AT 12/31/22 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,039	Market Approach	Yield(1)	5.3% - 9.7% (7.5%)
Term Loans	$608	Market Approach	Yield(1)	7.0% - 7.6% (7.32%)
Common Stocks	$4,058	Discounted Cash Flow / Market Approach	Discount Rate / EBITDA Multiple(2)	10.2% / 3.7x
	119	Market Approach	EBITDA Multiple(2)	11.6x
	—	Income Approach	Estimated Recovery Value(3)	Not Applicable
Other	$12	Market Approach	Discount Rate / Estimated Recovery Value(3)	Not Applicable
Warrants	$117	Market Approach	Estimated Recovery Value(3)	Not Applicable

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.
(2)	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.
(3)	The significant unobservable inputs that can be used in the fair value measurement is: Estimated Recovery Value. Significant increases (decreases) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,179	$186,356	$173,717	$162	$23,818	23,818,344
FIXED INCOME FUNDS    240    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT BOND FUND	December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 5.1%
Automobile – 1.2%
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	$16	$16
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	179	177
Enterprise Fleet Financing LLC, Series 2020-1, Class A3
1.86%, 12/22/25(1)	2,250	2,193
Ford Credit Auto Lease Trust, Series 2022-A, Class A2A
2.78%, 10/15/24	407	403
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3
1.84%, 9/16/24	120	119
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A
0.69%, 10/15/25(1)	500	482
Hyundai Auto Receivables Trust, Series 2022-A, Class A2A
1.81%, 2/18/25(1)	798	786
Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(1)	259	257
		4,433
Credit Card – 3.2%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	1,900	1,792
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	2,100	2,041
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	5,000	4,679
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	1,300	1,210
Master Credit Card Trust II, Series 2020-1A, Class A
1.99%, 9/21/24(1)	2,200	2,187
		11,909
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.1%continued
Other – 0.7%
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	$2,760	$2,593
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	244	243
		2,836
Total Asset-Backed Securities
(Cost $20,032)		19,178

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.1%
Non Agency – 3.1%
Benchmark Mortgage Trust, Series 2019-B12, Class A2
3.00%, 8/15/52	696	665
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	4,090	3,871
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	575	569
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 2/15/48	4,415	4,203
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6
3.64%, 1/15/59	2,225	2,098
		11,406
Total Commercial Mortgage-Backed Securities
(Cost $12,551)		11,406

CORPORATE BONDS – 38.3%
Aerospace & Defense – 0.7%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	998
1.95%, 2/1/24	1,300	1,253
Howmet Aerospace, Inc.,
5.13%, 10/1/24	200	197
		2,448

NORTHERN FUNDS QUARTERLY REPORT     241    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Asset Management – 1.9%
Ares Capital Corp.,
4.20%, 6/10/24	$950	$918
2.15%, 7/15/26	400	339
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 5.30%, 3/3/27 (2)	3,000	2,920
FS KKR Capital Corp.,
1.65%, 10/12/24	980	884
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	950	911
OWL Rock Core Income Corp.,
5.50%, 3/21/25	1,200	1,164
		7,136
Automotive – 2.2%
Aptiv PLC/Aptiv Corp.,
2.40%, 2/18/25	570	538
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	800	723
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.76%), 5.04%, 3/8/24 (2)	2,000	1,971
3.50%, 11/7/24	1,050	1,012
Hyundai Capital America,
1.25%, 9/18/23 (1)	410	397
0.80%, 1/8/24 (1)	800	761
0.88%, 6/14/24 (1)	700	653
Nissan Motor Acceptance Co. LLC,
(Floating, ICE LIBOR USD 3M + 0.64%), 5.37%, 3/8/24 (1) (2)	1,300	1,279
Toyota Motor Credit Corp.,
4.40%, 9/20/24	990	982
		8,316
Banking – 2.1%
Bank of America Corp.,
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 4.96%, 5/28/24 (2)	900	891
(Floating, ICE LIBOR USD 3M + 0.76%), 5.53%, 9/15/26 (2)	895	869
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (3)	1,200	1,123
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Banking – 2.1%continued
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (3)	$930	$847
Fifth Third Bancorp,
2.38%, 1/28/25	265	251
First-Citizens Bank & Trust Co.,
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (3)	450	426
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.58%), 4.91%, 6/23/25 (2)	500	492
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (3)	760	663
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (3)	1,000	983
Wells Fargo & Co.,
(Variable, U.S. SOFR + 0.51%), 0.81%, 5/19/25 (3)	380	356
(Floating, U.S. SOFR + 1.32%), 5.24%, 4/25/26 (2)	700	698
		7,599
Beverages – 0.2%
Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	700	665
Biotechnology & Pharmaceuticals – 0.4%
Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	500	509
Roche Holdings, Inc.,
1.88%, 3/8/24 (1)	1,000	965
		1,474
Cable & Satellite – 0.3%
Cable One, Inc.,
4.00%, 11/15/30 (1)	680	533
DISH DBS Corp.,
5.88%, 11/15/24	400	372
		905
Chemicals – 0.4%
Avery Dennison Corp.,
0.85%, 8/15/24	730	681
Sherwin-Williams (The) Co.,
4.05%, 8/8/24	400	394

FIXED INCOME FUNDS    242    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Chemicals – 0.4%continued
Westlake Corp.,
0.88%, 8/15/24	$400	$372
		1,447
Commercial Support Services – 0.7%
Republic Services, Inc.,
2.50%, 8/15/24	1,680	1,611
Stericycle, Inc.,
5.38%, 7/15/24 (1)	630	617
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	490	404
		2,632
Containers & Packaging – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	1,000	748
Graphic Packaging International LLC,
4.75%, 7/15/27 (1)	1,180	1,111
		1,859
Diversified Industrials – 0.2%
Parker-Hannifin Corp.,
2.70%, 6/14/24	900	867
E-Commerce Discretionary – 0.3%
eBay, Inc.,
1.90%, 3/11/25	1,300	1,218
Electric Utilities – 3.8%
Ameren Corp.,
2.50%, 9/15/24	420	402
Ameren Illinois Co.,
0.38%, 6/15/23	530	519
American Electric Power Co., Inc.,
1.00%, 11/1/25	675	604
Black Hills Corp.,
1.04%, 8/23/24	1,020	952
Calpine Corp.,
4.50%, 2/15/28 (1)	900	801
CenterPoint Energy, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 4.78%, 5/13/24 (2)	740	731
DTE Energy Co.,
1.05%, 6/1/25	1,660	1,505
Duke Energy Corp.,
3.75%, 4/15/24	1,000	982
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Electric Utilities – 3.8%continued
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 4.63%, 6/28/24 (2)	$1,000	$980
NextEra Energy Capital Holdings, Inc.,
0.65%, 3/1/23	880	874
NRG Energy, Inc.,
3.75%, 6/15/24 (1)	300	289
OGE Energy Corp.,
0.70%, 5/26/23	700	688
PPL Electric Utilities Corp.,
(Floating, U.S. SOFR + 0.33%), 4.66%, 6/24/24 (2)	550	542
Public Service Enterprise Group, Inc.,
0.84%, 11/8/23	590	568
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	1,400	1,369
WEC Energy Group, Inc.,
0.80%, 3/15/24	810	768
Xcel Energy, Inc.,
0.50%, 10/15/23	1,740	1,677
		14,251
Electrical Equipment – 0.6%
Amphenol Corp.,
2.05%, 3/1/25	780	734
Keysight Technologies, Inc.,
4.55%, 10/30/24	850	837
Otis Worldwide Corp.,
2.06%, 4/5/25	815	763
		2,334
Entertainment Content – 0.2%
Take-Two Interactive Software, Inc.,
3.30%, 3/28/24	290	283
3.55%, 4/14/25	160	154
Warnermedia Holdings, Inc.,
3.43%, 3/15/24 (1)	420	408
		845
Food – 1.5%
Cargill, Inc.,
0.40%, 2/2/24 (1)	900	855
Conagra Brands, Inc.,
0.50%, 8/11/23	690	670
General Mills, Inc.,
5.24%, 11/18/25	230	231

NORTHERN FUNDS QUARTERLY REPORT     243    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Food – 1.5%continued
Hershey (The) Co.,
0.90%, 6/1/25	$590	$539
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	725	690
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	660	625
McCormick & Co., Inc.,
0.90%, 2/15/26	450	395
Mondelez International, Inc.,
2.13%, 3/17/24	390	376
Nestle Holdings, Inc.,
0.61%, 9/14/24 (1)	1,300	1,213
		5,594
Forestry, Paper & Wood Products – 0.5%
Georgia-Pacific LLC,
0.63%, 5/15/24(1)	2,100	1,973
Health Care Facilities & Services – 1.3%
Cigna Corp.,
1.25%, 3/15/26	580	517
CVS Health Corp.,
2.63%, 8/15/24	1,200	1,153
Elevance Health, Inc.,
2.38%, 1/15/25	1,180	1,121
HCA, Inc.,
5.00%, 3/15/24	500	497
Tenet Healthcare Corp.,
4.63%, 7/15/24	500	488
UnitedHealth Group, Inc.,
2.38%, 8/15/24	1,170	1,126
		4,902
Home Construction – 0.5%
D.R. Horton, Inc.,
2.50%, 10/15/24	750	714
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	1,100	944
		1,658
Household Products – 0.4%
GSK Consumer Healthcare Capital UK PLC,
3.13%, 3/24/25	1,500	1,427
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Industrial Support Services – 0.2%
WW Grainger, Inc.,
1.85%, 2/15/25	$650	$611
Institutional Financial Services – 1.1%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	317
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (3)	610	552
Morgan Stanley,
3.70%, 10/23/24	1,000	976
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	220
National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	2,000	1,919
		3,984
Insurance – 4.4%
Athene Global Funding,
0.95%, 1/8/24 (1)	1,900	1,808
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1)	860	839
(Floating, U.S. SOFR + 0.76%), 4.50%, 4/12/24 (1) (2)	400	396
Brown & Brown, Inc.,
4.20%, 9/15/24	500	491
Corebridge Financial, Inc.,
3.50%, 4/4/25 (1)	300	288
Corebridge Global Funding,
0.45%, 12/8/23 (1)	640	613
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 4.80%, 9/13/24 (1) (2)	2,400	2,331
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (4)	621	578
Jackson Financial, Inc.,
1.13%, 11/22/23	810	780
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	850	789
Metropolitan Life Global Funding I,
0.90%, 6/8/23 (1)	340	334
0.40%, 1/7/24 (1)	1,600	1,526

FIXED INCOME FUNDS    244    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Insurance – 4.4%continued
New York Life Global Funding,
(Floating, U.S. SOFR Compounded Index + 0.33%), 4.12%, 1/14/25 (1) (2)	$1,300	$1,286
Principal Life Global Funding II,
0.50%, 1/8/24 (1)	1,200	1,146
2.25%, 11/21/24 (1)	930	879
Protective Life Global Funding,
0.63%, 10/13/23 (1)	200	193
0.47%, 1/12/24 (1)	1,100	1,047
0.78%, 7/5/24 (1)	500	466
Security Benefit Global Funding,
1.25%, 5/17/24	700	657
		16,447
Leisure Facilities & Services – 0.8%
Hyatt Hotels Corp.,
1.80%, 10/1/24	1,500	1,406
Marriott International, Inc.,
5.00%, 10/15/27	1,000	988
Starbucks Corp.,
(Floating, U.S. SOFR Compounded Index + 0.42%), 4.55%, 2/14/24 (2)	450	448
		2,842
Machinery – 0.4%
CNH Industrial Capital LLC,
1.95%, 7/2/23	210	206
4.20%, 1/15/24	730	720
3.95%, 5/23/25	460	447
		1,373
Medical Equipment & Devices – 0.7%
Baxter International, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 4.66%, 11/29/24 (2)	540	530
DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	840	800
GE HealthCare Technologies, Inc.,
5.55%, 11/15/24 (1)	1,300	1,305
		2,635
Oil & Gas Producers – 1.8%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	1,700	1,473
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Oil & Gas Producers – 1.8%continued
CVR Energy, Inc.,
5.25%, 2/15/25 (1)	$500	$460
EQT Corp.,
6.13%, 2/1/25	1,100	1,103
ONEOK, Inc.,
2.20%, 9/15/25	500	460
Phillips 66,
3.85%, 4/9/25	1,900	1,855
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,035
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 8.72%, 2/3/23 (2) (5)	525	451
		6,837
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
1.23%, 12/15/23	380	367
Real Estate Investment Trusts – 2.2%
American Tower Corp.,
2.40%, 3/15/25	945	889
1.30%, 9/15/25	940	850
Corporate Office Properties L.P.,
2.25%, 3/15/26	400	351
Crown Castle, Inc.,
3.15%, 7/15/23	1,575	1,557
Equinix, Inc.,
2.63%, 11/18/24	975	929
Healthpeak Properties, Inc.,
3.25%, 7/15/26	1,150	1,088
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 8/1/29	1,100	839
Simon Property Group L.P.,
2.00%, 9/13/24	870	827
Welltower, Inc.,
3.63%, 3/15/24	650	636
		7,966
Retail - Consumer Staples – 0.8%
7-Eleven, Inc.,
0.95%, 2/10/26 (1)	600	526
Dollar General Corp.,
4.25%, 9/20/24	170	168

NORTHERN FUNDS QUARTERLY REPORT     245    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Retail - Consumer Staples – 0.8%continued
Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	$2,420	$2,329
		3,023
Retail - Discretionary – 0.9%
Carvana Co.,
5.50%, 4/15/27 (1)	750	297
Home Depot (The), Inc.,
4.00%, 9/15/25	1,260	1,245
Lowe's Cos., Inc.,
4.40%, 9/8/25	990	976
Nordstrom, Inc.,
2.30%, 4/8/24	1,000	935
		3,453
Semiconductors – 0.3%
Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 4.58%, 10/1/24 (2)	200	197
Microchip Technology, Inc.,
0.98%, 9/1/24	920	852
Texas Instruments, Inc.,
4.70%, 11/18/24	210	211
		1,260
Software – 0.6%
Oracle Corp.,
2.95%, 11/15/24	2,000	1,927
Roper Technologies, Inc.,
2.35%, 9/15/24	470	449
		2,376
Specialty Finance – 2.2%
Air Lease Corp.,
0.80%, 8/18/24	980	903
Ally Financial, Inc.,
3.88%, 5/21/24	1,000	974
American Express Co.,
2.50%, 7/30/24	540	519
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	959
Blackstone Private Credit Fund,
7.05%, 9/29/25 (1)	900	893
Capital One Financial Corp.,
3.50%, 6/15/23	1,000	994
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Specialty Finance – 2.2%continued
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	$1,200	$1,127
Synchrony Financial,
4.88%, 6/13/25	870	849
United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	1,000	798
		8,016
Steel – 0.1%
Nucor Corp.,
3.95%, 5/23/25	410	401
Technology Hardware – 0.5%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	122	122
Hewlett Packard Enterprise Co.,
4.45%, 10/2/23	1,000	994
Seagate HDD Cayman,
4.88%, 3/1/24	600	588
3.13%, 7/15/29	235	180
		1,884
Technology Services – 1.1%
Block, Inc.,
2.75%, 6/1/26	850	759
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	340	322
4.50%, 7/15/25	340	334
Fiserv, Inc.,
2.75%, 7/1/24	260	250
Global Payments, Inc.,
1.50%, 11/15/24	240	223
2.65%, 2/15/25	500	471
International Business Machines Corp.,
4.00%, 7/27/25	985	968
PayPal Holdings, Inc.,
2.40%, 10/1/24	660	633
		3,960
Telecommunications – 0.7%
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	500	416
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	1,700	1,636

FIXED INCOME FUNDS    246    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 38.3% continued
Telecommunications – 0.7%continued
Verizon Communications, Inc.,
0.85%, 11/20/25	$790	$706
		2,758
Transportation & Logistics – 0.4%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	600	508
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	700	636
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	366	348
		1,492
Wholesale - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	1,310	1,195
Total Corporate Bonds
(Cost $151,695)		142,430

FOREIGN ISSUER BONDS – 20.5%
Asset Management – 0.4%
UBS A.G.,
0.70%, 8/9/24 (1)	400	373
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 7/30/24 (1) (3)	1,000	972
		1,345
Automotive – 0.9%
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	800	798
Kia Corp.,
2.38%, 2/14/25 (1)	410	380
Mercedes-Benz Finance North America LLC,
0.75%, 3/1/24 (1)	600	570
Volkswagen Group of America Finance LLC,
3.13%, 5/12/23 (1)	630	625
(Floating, U.S. SOFR + 0.95%), 5.21%, 6/7/24 (1) (2)	1,050	1,045
		3,418
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.5% continued
Banking – 11.2%
ANZ New Zealand International Ltd.,
(Floating, U.S. SOFR + 0.60%), 4.77%, 2/18/25 (1) (2)	$810	$803
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	250	251
Banco Santander S.A.,
(Floating, U.S. SOFR + 1.24%), 5.41%, 5/24/24 (2)	2,800	2,798
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.94%, 9/15/26 (2)	1,600	1,548
Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,094
Bank of Nova Scotia (The),
4.50%, 12/16/25	300	294
Banque Federative du Credit Mutuel S.A.,
0.65%, 2/27/24 (1)	800	758
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (3)	685	652
BNP Paribas S.A.,
4.25%, 10/15/24	1,000	978
(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (1) (3)	1,110	1,052
BPCE S.A.,
1.00%, 1/20/26 (1)	490	430
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,755
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%), 5.34%, 4/24/23 (1) (2)	1,045	1,046
3.25%, 10/4/24 (1)	800	770
Deutsche Bank A.G.,
0.96%, 11/8/23	560	539
Federation des Caisses Desjardins du Quebec,
2.05%, 2/10/25 (1)	1,500	1,399
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	1,490	1,436

NORTHERN FUNDS QUARTERLY REPORT     247    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.5% continued
Banking – 11.2%continued
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.34%, 4/1/27 (2)	$1,400	$1,351
Lloyds Banking Group PLC,
4.05%, 8/16/23	500	497
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (3)	1,110	1,034
Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	947
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.92%), 5.25%, 9/23/27 (1) (2)	2,000	1,900
Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	961
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 7/19/25 (3)	1,450	1,348
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 5.34%, 9/8/24 (2)	1,500	1,490
National Bank of Canada,
2.10%, 2/1/23	1,400	1,397
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.40%), 0.55%, 11/15/24 (3)	1,200	1,149
Nationwide Building Society,
0.55%, 1/22/24 (1)	1,470	1,397
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 6/14/27 (3)	500	433
NatWest Markets PLC,
0.80%, 8/12/24 (1)	1,400	1,298
Nordea Bank Abp,
0.63%, 5/24/24 (1)	1,300	1,218
(Floating, U.S. SOFR + 0.96%), 5.22%, 6/6/25 (1) (2)	800	796
Royal Bank of Canada,
1.15%, 6/10/25	550	504
(Floating, U.S. SOFR Compounded Index + 0.57%), 4.54%, 4/27/26 (2)	1,000	968
Skandinaviska Enskilda Banken AB,
0.65%, 9/9/24 (1)	900	833
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.5% continued
Banking – 11.2%continued
Societe Generale S.A.,
2.63%, 10/16/24 (1)	$1,000	$947
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	200	190
2.45%, 9/27/24	1,200	1,140
Svenska Handelsbanken AB,
0.55%, 6/11/24 (1)	1,700	1,595
Toronto-Dominion Bank (The),
0.55%, 3/4/24	800	760
		41,756
Biotechnology & Pharmaceuticals – 0.2%
AstraZeneca PLC,
0.70%, 4/8/26	1,079	950
Cable & Satellite – 0.4%
Sky Ltd.,
3.75%, 9/16/24(1)	1,490	1,455
Electric Utilities – 0.4%
Drax Finco PLC,
6.63%, 11/1/25 (1)	1,200	1,144
Enel Finance International N.V.,
4.25%, 6/15/25 (1)	400	388
		1,532
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
5.13%, 2/1/29	250	209
Governmental Banks – 0.5%
Kreditanstalt fuer Wiederaufbau,
0.50%, 9/20/24	1,860	1,734
Industrial Support Services – 0.2%
Element Fleet Management Corp.,
1.60%, 4/6/24(1)	700	663
Institutional Financial Services – 1.0%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26 (1) (3)	1,000	940
LSEGA Financing PLC,
0.65%, 4/6/24 (1)	900	845
Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.44%), 4.75%, 9/16/24 (1) (2)	1,900	1,888
		3,673

FIXED INCOME FUNDS    248    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.5% continued
Local – 0.3%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	$1,020	$968
Medical Equipment & Devices – 0.1%
Alcon Finance Corp.,
2.75%, 9/23/26(1)	400	366
Metals & Mining – 0.3%
FMG Resources Pty. Ltd., Series 2006,
5.13%, 5/15/24(1)	1,000	983
Oil & Gas Producers – 0.2%
Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 4.56%, 2/17/23 (2)	160	160
2.50%, 1/15/25	510	483
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	200	192
		835
Software – 0.2%
Open Text Corp.,
3.88%, 2/15/28(1)	1,100	944
Sovereign Agencies – 0.3%
Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	987
Specialty Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,100	969
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	923
goeasy Ltd.,
4.38%, 5/1/26 (1)	500	443
SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (1)	900	890
		3,225
Supranationals – 0.7%
European Investment Bank,
0.38%, 7/24/24	3,000	2,811
Telecommunications – 1.0%
Altice France Holding S.A.,
6.00%, 2/15/28 (1)	1,000	590
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.5% continued
Telecommunications – 1.0%continued
Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	$2,000	$1,896
NTT Finance Corp.,
0.58%, 3/1/24 (1)	200	190
Vodafone Group PLC,
2.95%, 2/19/23	1,000	998
		3,674
Transportation & Logistics – 0.9%
Air Canada,
3.88%, 8/15/26 (1)	980	868
Canadian Pacific Railway Co.,
1.35%, 12/2/24	2,550	2,379
		3,247
Transportation Equipment – 0.4%
Daimler Trucks Finance North America LLC,
1.13%, 12/14/23(1)	1,700	1,633
Total Foreign Issuer Bonds
(Cost $81,026)		76,408

U.S. GOVERNMENT AGENCIES – 6.7% (6)
Fannie Mae – 2.3%
Pool #555649,
7.50%, 10/1/32	7	7
Pool #AD0915,
5.50%, 12/1/38	18	19
Pool #AI3471,
5.00%, 6/1/41	56	57
Pool #BA6574,
3.00%, 1/1/31	578	554
Pool #BC0266,
3.50%, 2/1/31	517	504
Pool #BC1465,
2.50%, 7/1/31	329	307
Pool #BE0514,
2.50%, 11/1/31	1,016	951
Pool #BM1239,
3.50%, 2/1/32	552	539
Pool #BM4485,
3.00%, 9/1/30	1,021	982
Pool #BM5017,
3.00%, 3/1/30	539	519

NORTHERN FUNDS QUARTERLY REPORT     249    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 6.7% (6)continued
Fannie Mae – 2.3%continued
Pool #BM5525,
4.00%, 3/1/31	$157	$153
Pool #BM5708,
3.00%, 12/1/29	83	80
Pool #FM1773,
3.00%, 12/1/31	497	477
Pool #FM1849,
3.50%, 12/1/33	510	494
Pool #FM1852,
3.00%, 7/1/33	651	623
Pool #FM1897,
3.00%, 9/1/32	505	483
Pool #FM3308,
3.00%, 4/1/32	1,551	1,487
Pool #MA3090,
3.00%, 8/1/32	243	231
		8,467
Freddie Mac – 4.0%
Federal Home Loan Mortgage Corp.,
0.25%, 8/24/23	4,300	4,175
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	398	383
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.14% Cap), 4.17%, 10/1/37(2)	56	55
Pool #SB0084,
3.00%, 2/1/32	1,625	1,562
Pool #SB0093,
2.50%, 12/1/31	2,952	2,766
Pool #SB0215,
3.00%, 2/1/32	560	536
Pool #SB0216,
3.00%, 12/1/32	1,000	957
Pool #SB0329,
3.00%, 9/1/32	1,256	1,203
Pool #SD1959,
12/1/52(7)	910	937
Pool #ZA2807,
2.50%, 2/1/28	84	80
Pool #ZK9070,
3.00%, 11/1/32	490	466
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 6.7% (6)continued
Freddie Mac – 4.0%continued
Pool #ZS6689,
2.50%, 4/1/28	$264	$252
Pool #ZS8598,
3.00%, 2/1/31	660	628
Pool #ZS8675,
2.50%, 11/1/32	1,013	948
		14,948
Freddie Mac Gold – 0.3%
Pool #A92650,
5.50%, 6/1/40	34	35
Pool #E04360,
2.50%, 4/1/28	311	297
Pool #G18641,
3.00%, 4/1/32	188	179
Pool #G18647,
3.00%, 6/1/32	449	428
		939
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	439	404
Total U.S. Government Agencies
(Cost $26,548)		24,758

U.S. GOVERNMENT OBLIGATIONS – 22.3%
U.S. Treasury Notes – 22.3%
4.50%, 11/30/24	42,800	42,823
4.50%, 11/15/25	39,964	40,239
		83,062
Total U.S. Government Obligations
(Cost $83,370)		83,062

MUNICIPAL BONDS – 1.5%
Florida – 0.7%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,010
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	500	453

FIXED INCOME FUNDS    250    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.5%continued
Florida – 0.7%continued
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	$1,035	$1,025
		2,488
New York – 0.8%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	624
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.59%, 8/1/23	500	489
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	2,000	1,964
		3,077
Total Municipal Bonds
(Cost $5,775)		5,565

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(8) (9)	2,107,357	$2,107
Total Investment Companies
(Cost $2,107)		2,107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.9%
U.S. Treasury Bill, 3.93%, 2/2/23(10) (11)	$7,000	$6,978
	Total Short-Term Investments
	(Cost $6,976)	6,978

	Total Investments – 100.0%
	(Cost $390,080)	371,892
	Liabilities less Other Assets – (0.0%)	(110)
	NET ASSETS – 100.0%	$371,782

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2022.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2022 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     251    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued	December 31, 2022 (UNAUDITED)
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	257	$52,705	Long	3/23	$29
5-Year U.S. Treasury Note	(185)	(19,967)	Short	3/23	60
Total					$89
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	5.1%
Commercial Mortgage-Backed Securities	3.1%
Corporate Bonds	38.3%
Foreign Issuer Bonds	20.5%
U.S. Government Agencies	6.7%
U.S. Government Obligations	22.3%
Municipal Bonds	1.5%
Investment Companies	0.6%
Short-Term Investments	1.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$19,178	$—	$19,178
Commercial Mortgage-Backed Securities	—	11,406	—	11,406
Corporate Bonds(1)	—	142,430	—	142,430
Foreign Issuer Bonds(1)	—	76,408	—	76,408
U.S. Government Agencies(1)	—	24,758	—	24,758
U.S. Government Obligations	—	83,062	—	83,062
Municipal Bonds(1)	—	5,565	—	5,565
Investment Companies	2,107	—	—	2,107
Short-Term Investments	—	6,978	—	6,978
Total Investments	$2,107	$369,785	$—	$371,892
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$89	$—	$—	$89

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,664	$127,058	$132,615	$77	$2,107	2,107,357
FIXED INCOME FUNDS    252    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 9.8%
Aerospace & Defense – 0.2%
Boeing (The) Co.,
1.43%, 2/4/24	$5,000	$4,777
Asset Management – 0.3%
FS KKR Capital Corp.,
1.65%, 10/12/24	10,000	9,020
Automotive – 0.4%
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.62%), 4.42%, 10/15/24 (1)	2,000	1,944
Hyundai Capital America,
1.25%, 9/18/23 (2)	5,000	4,846
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (2)	4,500	4,102
		10,892
Banking – 2.5%
Citigroup, Inc.,
(Floating, U.S. SOFR + 1.28%), 5.50%, 2/24/28 (1)	10,755	10,387
Citizens Bank N.A.,
(Variable, U.S. SOFR + 1.40%), 4.12%, 5/23/25 (3)	5,000	4,894
Huntington National Bank (The),
(Variable, U.S. SOFR + 1.21%), 4.01%, 5/16/25 (3)	5,000	4,897
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.98%), 3.85%, 6/14/25 (3)	5,000	4,891
(Floating, U.S. SOFR + 0.77%), 5.10%, 9/22/27 (1)	11,400	11,037
(Floating, U.S. SOFR + 1.18%), 5.38%, 2/24/28 (1)	15,000	14,542
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR Compounded Index + 1.38%), 4.26%, 6/9/25 (3)	9,500	9,225
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 4.69%, 6/9/25 (1)	5,000	4,895
		64,768
Electric Utilities – 0.2%
Black Hills Corp.,
1.04%, 8/23/24	5,700	5,318
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.8% continued
Insurance – 3.3%
Athene Global Funding,
1.20%, 10/13/23 (2)	$15,000	$14,494
0.95%, 1/8/24 (2)	20,700	19,701
Corebridge Financial, Inc.,
3.50%, 4/4/25 (2)	10,000	9,594
Jackson Financial, Inc.,
1.13%, 11/22/23	9,540	9,185
Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.30%), 4.63%, 9/27/24 (1) (2)	5,000	4,949
New York Life Global Funding,
0.90%, 10/29/24 (2)	8,600	7,970
(Floating, U.S. SOFR + 0.48%), 4.77%, 6/9/26 (1) (2)	10,000	9,676
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	8,728
		84,297
Medical Equipment & Devices – 0.6%
Baxter International, Inc.,
1.32%, 11/29/24	5,000	4,656
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25 (2)	5,000	5,035
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	7,600	7,069
		16,760
Semiconductors – 0.1%
Texas Instruments, Inc.,
4.70%, 11/18/24	2,230	2,238
Software – 0.2%
Oracle Corp.,
5.80%, 11/10/25	4,030	4,122
Specialty Finance – 1.9%
Air Lease Corp.,
0.80%, 8/18/24	10,000	9,213
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 4.73%, 11/4/26 (1)	11,400	11,102
Capital One Financial Corp.,
(Variable, U.S. SOFR + 0.69%), 1.34%, 12/6/24 (3)	9,490	9,088
(Floating, U.S. SOFR + 0.69%), 4.97%, 12/6/24 (1)	8,700	8,534

NORTHERN FUNDS QUARTERLY REPORT     253    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.8% continued
Specialty Finance – 1.9%continued
Synchrony Financial,
4.88%, 6/13/25	$10,000	$9,756
		47,693
Technology Services – 0.1%
Global Payments, Inc.,
1.50%, 11/15/24	3,450	3,202
Total Corporate Bonds
(Cost $263,799)		253,087

FOREIGN ISSUER BONDS – 11.7%
Banking – 9.7%
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 6/30/24 (3)	5,000	4,862
5.15%, 8/18/25	5,000	4,952
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.94%, 9/15/26 (1)	19,600	18,963
Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.61%), 4.93%, 9/15/26 (1)	19,770	19,116
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 4.49%, 2/4/25 (1) (2)	18,000	17,602
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 4.73%, 7/7/25 (1) (2)	5,000	4,933
Cooperatieve Rabobank U.A.,
1.38%, 1/10/25	5,000	4,670
Credit Suisse A.G.,
3.63%, 9/9/24	5,000	4,664
DBS Group Holdings Ltd.,
1.17%, 11/22/24 (2)	15,000	13,972
(Floating, U.S. SOFR Compounded Index + 0.30%), 4.46%, 11/22/24 (1) (2)	5,000	4,967
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.38%, 11/16/27 (1)	7,500	6,713
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.7% continued
Banking – 9.7%continued
Federation des Caisses Desjardins du Quebec,
4.40%, 8/23/25 (2)	$5,000	$4,882
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	5,000	4,819
(Variable, U.S. SOFR + 0.58%), 1.16%, 11/22/24 (3)	10,000	9,527
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.34%, 4/1/27 (1)	23,800	22,969
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 4.50%, 10/14/25 (1) (2)	15,740	15,369
Mizuho Financial Group, Inc.,
(Floating, U.S. SOFR + 0.96%), 5.12%, 5/22/26 (1)	15,000	14,722
National Bank of Canada,
(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	9,160	8,905
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.45%, 2/16/28 (1) (2)	9,300	8,724
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.09%, 9/29/26 (1) (2)	17,800	17,002
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 4.64%, 11/2/26 (1)	15,000	14,442
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 4.61%, 1/14/27 (1)	9,880	9,673
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.35%), 4.64%, 9/10/24 (1)	5,000	4,937
Westpac Banking Corp.,
1.02%, 11/18/24	8,880	8,267
		249,652
Chemicals – 0.2%
Nutrien Ltd.,
5.95%, 11/7/25	5,000	5,105

FIXED INCOME FUNDS    254    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.7% continued
Oil & Gas Producers – 0.3%
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	$7,910	$7,323
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	10,000	9,227
Transportation & Logistics – 0.7%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	20,000	18,656
Transportation Equipment – 0.4%
Daimler Trucks Finance North America LLC,
1.63%, 12/13/24 (2)	5,350	4,967
(Floating, U.S. SOFR + 0.75%), 5.07%, 12/13/24 (1) (2)	5,000	4,932
		9,899
Total Foreign Issuer Bonds
(Cost $312,315)		299,862

U.S. GOVERNMENT OBLIGATIONS – 0.5%
U.S. Treasury Notes – 0.5%
4.00%, 12/15/25	13,000	12,929
Total U.S. Government Obligations
(Cost $12,918)		12,929

MUNICIPAL BONDS – 66.1%
Alabama – 5.4%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding GARVEE Bonds, Series B, Escrowed to Maturity,
5.00%, 9/1/25	7,425	7,889
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series-B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 3.75%, 12/1/23(1) (4)	50,000	49,726
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 4.29%, 6/1/27(1) (4)	20,000	19,854
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Alabama – 5.4%continued
Black Belt Energy Gas District Revenue Bonds, Gas Project No. 7-S,
4.00%, 12/1/23	$2,100	$2,098
4.00%, 12/1/24	3,000	2,996
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/23	1,600	1,596
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 3.48%, 12/1/26(1) (4)	29,000	27,550
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.78%, 4/1/24(1) (4)	26,000	25,790
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 1, Series A,
4.00%, 10/1/23	425	424
		137,923
Alaska – 0.5%
Alaska State International Airports Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/23	1,525	1,541
Alaska State Municipal Bond Bank Authority Revenue Refunding Bonds, Series One,
5.00%, 12/1/23	1,495	1,522
North Slope Borough G.O. Unlimited Bonds, Series C,
4.00%, 6/30/24	9,360	9,519
Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,
4.00%, 6/1/23	500	502
5.00%, 6/1/24	580	592
		13,676

NORTHERN FUNDS QUARTERLY REPORT     255    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Arizona – 0.9%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series B-RMK, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 3.38%, 11/4/26(1) (4)	$9,130	$8,820
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/23	600	603
Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	2,500	2,623
Arizona State Transportation Board Revenue GARVEE Bonds GANS, Series A,
5.00%, 7/1/25	1,055	1,114
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 3.70%, 10/18/24(1) (4)	7,775	7,742
Maricopa County Individual Development Authority Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc., Project,
3.38%, 6/3/24(1) (4) (5)	1,000	982
		21,884
California – 4.4%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.43%, 4/1/27(1) (4)	8,500	8,262
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.58%, 4/1/26(1) (4)	8,750	8,616
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
California – 4.4%continued
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/25	$7,000	$7,446
California State Infrastructure & Economic Development Bank Sustainability Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 3.48%, 8/1/24(1) (4)	12,000	11,833
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J Paul Getty Trust,
0.39%, 1/1/24(1) (4) (5)	1,000	975
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(1) (4) (5)	4,000	3,989
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
5.00%, 5/15/24	500	511
California State Public Works Board Lease Revenue Bonds, Various Capital Projects, Series D,
4.00%, 11/1/23	3,000	3,029
4.00%, 11/1/24	3,020	3,088
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/25	420	436
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/25	1,890	1,963
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/23	1,250	1,264
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/25	4,000	4,241

FIXED INCOME FUNDS    256    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
California – 4.4%continued
Metropolitan Water District of Southern California Variable Subordinate Revenue Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 3.27%, 5/21/24(1) (4)	$7,000	$6,954
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series D,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 3.27%, 5/21/24(1) (4)	3,880	3,854
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 3.27%, 5/21/24(1) (4)	13,625	13,535
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (4) (5)	7,000	6,994
Orange County Transportation Authority Revenue BANS, I-405 Improvement Project, Escrowed to Maturity,
5.00%, 10/15/24	10,000	10,393
Sacramento City Unified School District G.O. Unlimited Bonds, Measure H, Election of 2020 (BAM Insured),
5.00%, 8/1/24	3,000	3,094
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/24	1,000	1,015
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/25	8,500	8,796
Southern California Public Power Authority Revenue Refunding Bonds, Green Bond, Milford Wind Corridor Phase II Project,
5.00%, 7/1/23	1,105	1,117
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
California – 4.4%continued
Vernon Electric System Revenue Bonds, Series A,
5.00%, 10/1/23	$1,250	$1,260
5.00%, 10/1/24	1,100	1,122
		113,787
Colorado – 1.6%
Colorado State COPS, Series A,
5.00%, 9/1/23	1,000	1,014
5.00%, 12/15/25	1,350	1,440
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 3.68%, 8/17/26(1) (4)	22,100	21,845
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/24	1,375	1,417
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/25	9,000	9,577
E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,
(Floating, U.S. SOFR + 0.35%), 3.24%, 9/1/24(1) (4)	5,880	5,835
		41,128
Connecticut – 3.8%
Connecticut State Forward Delivery G.O. Unlimited Bonds, Social Bonds,
5.00%, 7/15/23	4,500	4,549
5.00%, 7/15/24	1,525	1,576
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/23	2,750	2,750
Connecticut State G.O. Unlimited Bonds, Series B, Social Bonds,
4.00%, 6/1/24	2,350	2,390
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 9/15/23	6,500	6,594
5.00%, 9/15/24	4,000	4,150

NORTHERN FUNDS QUARTERLY REPORT     257    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Connecticut – 3.8%continued
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series B, Yale New Haven,
1.80%, 7/1/24(1) (4) (5)	$4,000	$3,871
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series X-2, Yale University,
0.25%, 2/9/24(1) (4) (5)	8,500	8,168
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,
0.38%, 7/12/24(1) (4) (5)	14,790	14,039
Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Bonds, Series A4, Social Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.43%, 11/15/24(1) (4)	10,000	9,910
Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Refunding Bonds, Series C, Social Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.63%), 3.75%, 11/15/24(1) (4)	10,800	10,677
Connecticut State HFA Mortgage Finance Program Revenue Refunding Bonds (AMT), Series E-5, Social Bond,
5.00%, 5/15/24	2,775	2,834
5.00%, 11/15/24	2,335	2,406
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/23	3,500	3,555
Connecticut State Special Tax Obligation Revenue Bonds, Series D,
5.00%, 11/1/23	3,485	3,546
5.00%, 11/1/24	2,475	2,577
Greenwich G.O. Unlimited BANS,
2.00%, 2/9/23	8,000	7,991
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/24	6,315	6,458
		98,041
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
District of Columbia – 0.7%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/24	$3,740	$3,903
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/23	1,720	1,738
5.00%, 10/1/24	2,000	2,053
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/24	10,000	10,266
		17,960
Florida – 1.5%
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/25	3,000	3,155
Florida State Department of Transportation Financing Corp. Revenue Bonds,
5.00%, 7/1/25	4,945	5,219
Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,
5.00%, 10/1/25	1,500	1,565
Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/23	2,250	2,269
Miami-Dade County Aviation Revenue Refunding Bonds, Series A,
5.00%, 10/1/23	2,500	2,537
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/24	7,000	7,220
Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc., Florida Project,
0.40%, 8/1/23(6)	2,500	2,440

FIXED INCOME FUNDS    258    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Florida – 1.5%continued
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Florida Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 3.51%, 7/1/24(1) (4)	$10,000	$9,697
Orange County Water & Wastewater Revenue Bonds,
5.00%, 10/1/23	4,840	4,916
		39,018
Georgia – 0.7%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/25	775	828
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/25	1,575	1,682
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/24	1,000	1,026
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project,
5.00%, 2/15/23	3,750	3,754
Georgia State G.O. Unlimited Bonds, Series A, Tranche No.1,
5.00%, 7/1/23	1,600	1,616
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/23	1,000	1,008
Georgia State Road & Tollway Authority GARVEE Bonds,
5.00%, 6/1/23	2,000	2,016
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/1/24	600	608
5.00%, 6/1/25	700	716
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
4.00%, 12/1/23	750	750
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Georgia – 0.7%continued
Municipal Electric Authority of Georgia Subordinated Revenue Refunding Bonds, Project One,
5.00%, 1/1/23	$3,940	$3,940
		17,944
Illinois – 0.9%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,638
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 1/1/24	2,000	2,027
5.00%, 1/1/25	1,000	1,029
Elgin Corporate Purpose G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/15/23	1,000	1,018
Illinois State Finance Authority Green Revenue Bonds,
5.00%, 1/1/23	1,285	1,285
5.00%, 7/1/23	1,305	1,318
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 4.22%, 9/1/25(1) (4)	9,860	9,838
Illinois State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/24	1,020	1,039
Metropolitan Water Reclamation District of Greater Chicago G.O. Limited Refunding Bonds, Series C,
5.00%, 12/1/24	2,210	2,298
		23,490
Indiana – 0.8%
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health,
2.25%, 7/1/25(1) (4) (5)	10,000	9,757
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/25	1,025	1,071

NORTHERN FUNDS QUARTERLY REPORT     259    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Indiana – 0.8%continued
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.43%, 3/1/27(1) (4)	$7,225	$7,042
Indiana State Housing & Community Development Authority Collateralized Variable Revenue Bonds, RD Moving Forward Biggs Project,
2.00%, 4/1/24(1) (4) (5)	1,000	982
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 6/1/23	1,400	1,410
Whitley County Consolidated Schools G.O. Limited Bonds (State Intercept Program),
2.50%, 1/1/23	1,055	1,055
		21,317
Iowa – 0.4%
Ames G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/24	1,840	1,896
Des Moines Independent Community School District School Infrastructure Sales Revenue Refunding Bonds,
5.00%, 6/1/24	7,155	7,355
Iowa State Special Obligation Revenue Refunding Bonds, Series A,
5.00%, 6/1/23	1,045	1,053
		10,304
Kansas – 0.4%
Maize G.O. Unlimited Bonds, Series A,
0.45%, 9/1/24	3,520	3,311
Topeka Utility Revenue Refunding Bonds, Series A (BAM Insured),
4.00%, 8/1/23	7,900	7,951
		11,262
Kentucky – 0.6%
Asset/Liability Commission General Revenue Refunding Bonds, Series A,
5.00%, 11/1/23	4,350	4,421
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Kentucky – 0.6%continued
Campbell & Kenton Counties Sanitation District No. 1 Revenue Bonds, Series B,
5.00%, 8/1/23	$1,650	$1,669
Kentucky State Housing Corp. Multifamily Variable Revenue Bonds, Cambridge Square Project,
0.30%, 2/1/24(1) (4) (5)	4,000	3,829
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (4) (5)	5,410	5,371
		15,290
Louisiana – 1.2%
Louisiana Stadium & Exposition District Revenue BANS,
4.00%, 7/3/23	4,825	4,831
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	5,000	5,060
Louisiana State GARVEE Bonds,
5.00%, 9/1/23	4,600	4,664
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 3.52%, 5/1/26(1) (4)	12,405	12,094
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/25	3,000	3,155
		29,804
Maine – 0.1%
Maine State Housing Authority Mortgage Purchase Revenue Bonds, Series A, Social Bonds,
0.40%, 11/15/23	1,035	1,010
Portland G.O. Unlimited Refunding Bonds,
4.00%, 4/1/24	700	710
South Portland G.O. Limited Refunding Bonds,
4.00%, 7/15/24	900	917
		2,637

FIXED INCOME FUNDS    260    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Maryland – 0.2%
Maryland Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 6/1/23	$1,000	$1,009
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Series B,
0.25%, 9/1/23	445	436
0.35%, 3/1/24	500	483
0.40%, 9/1/24	1,100	1,048
Maryland Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Project,
5.00%, 7/1/23	1,000	1,010
		3,986
Massachusetts – 0.5%
Fall River G.O. Limited Refunding Bonds (State Aid Withholding),
5.00%, 2/1/23	1,265	1,267
Milton G.O. Limited BANS,
2.00%, 2/17/23	7,475	7,463
Worcester G.O. Limited Bonds, Series A,
4.00%, 2/1/23	3,955	3,958
		12,688
Michigan – 1.5%
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 3.88%, 4/15/27(1) (4)	15,000	14,746
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc., Project,
0.58%, 8/1/24(1) (4) (5)	3,000	2,813
Romulus Community School G.O. Unlimited Refunding Bonds , Series A (Q-SBLF Insured),
4.00%, 5/1/24	1,270	1,287
Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,
3.00%, 5/1/23	4,425	4,424
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Michigan – 1.5%continued
3.00%, 5/1/24	$3,375	$3,379
Wayne County Airport Authority Revenue Refunding Bonds (AMT),
4.00%, 12/1/24(2)	11,730	11,851
West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/23	1,000	999
		39,499
Minnesota – 2.6%
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
0.45%, 12/1/23	8,160	7,900
Minnesota Housing Finance Agency Residential Housing Variable Revenue Refunding Bonds (GNMA/FNMA/FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 3.68%, 12/12/23(1) (4)	4,540	4,538
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 3.89%, 12/1/27(1) (4)	40,000	38,581
Minnesota State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/23	11,500	11,415
Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,
2.63%, 12/1/23	4,000	3,946
		66,380
Missouri – 0.0%
Saint Louis County Special Obligation Revenue Refunding Bonds, Series F,
5.00%, 12/1/23	715	728
Nebraska – 0.2%
Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,
5.00%, 1/1/24(1) (4) (5)	3,000	3,028

NORTHERN FUNDS QUARTERLY REPORT     261    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Nebraska – 0.2%continued
Nebraska State Public Power District Revenue Refunding Bonds, Series C,
5.00%, 1/1/23	$1,500	$1,500
		4,528
Nevada – 0.6%
Clark County Airport Revenue Refunding Bonds (AMT), Jet Aviation Fuel Tax,
5.00%, 7/1/24	1,500	1,533
5.00%, 7/1/25	2,550	2,646
Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/24	2,000	2,043
Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/23	3,300	3,328
5.00%, 6/15/24	6,935	7,143
		16,693
New Hampshire – 0.0%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 6/15/23	1,000	1,005
New Jersey – 1.6%
Clifton General Improvement G.O. Unlimited Refunding Bonds (BAM Insured),
2.00%, 8/15/23	750	744
3.00%, 8/15/24	500	500
Essex County G.O. Unlimited Bonds, Series A and C,
2.00%, 8/15/24	2,280	2,243
Fair Lawn G.O. Unlimited Bonds,
2.00%, 9/1/23	2,020	2,003
2.00%, 9/1/24	1,980	1,942
Gloucester County Improvement Authority Revenue Bonds, Rowan University Student Center Project,
0.60%, 3/1/24	2,400	2,298
Hudson County Improvement Authority Secured Lease Revenue Bonds, Hudson County Courthouse Project,
4.00%, 10/1/23	1,000	1,008
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
New Jersey – 1.6%continued
Jersey City Redevelopment Agency Revenue Bonds, Bayfront Redevelopment Project (Municipal Government Gtd.),
4.00%, 12/15/24	$5,350	$5,473
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction (State Appropriation Insured),
(Floating, SIFMA Municipal Swap Index Yield + 1.60%), 4.73%, 3/1/28(1)	5,000	4,999
New Jersey State Educational Facilities Authority Revenue Bonds, Series B,
5.00%, 3/1/24	5,000	5,128
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
4.00%, 6/1/23	10,000	10,039
River Vale Township School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 6/15/23	1,625	1,603
1.00%, 6/15/24	1,130	1,084
Waldwick New Jersey District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 7/15/23	970	954
1.00%, 7/15/24	595	568
		40,586
New Mexico – 0.0%
New Mexico Mortgage Finance Authority SFM Program Revenue Bonds, Series A (GNMA/FNMA/FHLMC Insured),
0.20%, 1/1/23	505	505
0.25%, 7/1/23	555	547
		1,052
New York – 4.8%
Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/24	2,350	2,415

FIXED INCOME FUNDS    262    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
New York – 4.8%continued
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.58%, 9/1/25(1) (4)	$11,500	$11,267
Metropolitan Transportation Authority Revenue Refunding Bonds, Green Bonds, Series C-1,
5.00%, 11/15/23	3,000	3,039
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1,
(Floating, U.S. SOFR + 0.33%), 3.22%, 4/1/24(1) (4)	4,490	4,416
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 3.32%, 11/1/26(1)	1,320	1,290
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 3.54%, 4/1/26(1) (4)	40,000	38,219
Monroe County G.O. Limited Bonds,
5.00%, 6/1/25	3,360	3,546
Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,
5.00%, 7/1/23	1,000	1,010
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D,
5.00%, 11/1/23	8,000	8,140
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/23	4,500	4,579
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
5.00%, 2/1/23	1,000	1,001
New York G.O. Limited Bonds, Series F-1,
5.00%, 3/1/23	1,500	1,505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
New York – 4.8%continued
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, Bidding Group 1,
5.00%, 3/15/24	$16,000	$16,416
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 235 (AMT), Social Bonds,
0.40%, 4/1/23	480	476
0.55%, 10/1/23	760	744
0.65%, 4/1/24	710	686
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/23	1,000	1,012
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/23	1,000	1,016
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 3.26%, 2/1/24(1) (4)	3,960	3,913
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-1A,
5.00%, 5/15/23	3,000	3,022
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 3.93%, 4/1/26(1)	15,560	15,674
		123,386
North Carolina – 6.2%
Charlotte Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/24	4,000	4,127

NORTHERN FUNDS QUARTERLY REPORT     263    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
North Carolina – 6.2%continued
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 3.73%, 12/1/23(1) (4)	$37,000	$37,013
North Carolina State Capital Facilities Finance Agency Educational Facilities Taxable Revenue Bonds, Series B, Campbell University,
1.05%, 10/1/23	950	917
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 2/1/24	30,340	30,904
University of North Carolina at Chapel Hill Revenue Bonds, Series B,
(Floating, U.S. SOFR + 0.65%), 3.54%, 6/1/25(1) (4)	35,000	34,610
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 3.54%, 6/1/25(1) (4)	27,500	27,194
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 3.54%, 6/1/25(1) (4)	23,925	23,659
		158,424
North Dakota – 0.5%
Cass County Joint Water Resource District G.O. Unlimited Bonds, Series A,
0.48%, 5/1/24	12,990	12,347
University of North Dakota COPS, Series A (AGM Insured),
5.00%, 6/1/24	1,000	1,028
		13,375
Ohio – 1.8%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Combined Hydroelectric Projects,
5.00%, 2/15/24	1,190	1,214
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Ohio – 1.8%continued
Cincinnati G.O. Unlimited Bonds, Series A,
5.00%, 12/1/24	$4,000	$4,167
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/23	5,000	5,025
5.00%, 7/1/24	3,500	3,617
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Carver Park Phase III (FHA Insured, HUD Sector 8 Program),
4.00%, 6/1/25(1) (4) (5)	3,150	3,179
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),
4.75%, 12/1/25(1) (4) (5)	2,000	2,057
Ohio State Common Schools G.O. Unlimited Bonds, Series A,
5.00%, 6/15/23	700	707
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/23	1,000	1,015
Ohio State HFA MFH Variable Revenue Bonds, Post Oak Station (HUD Sector 8 Program),
3.35%, 7/1/24(1) (4) (5)	2,000	1,981
Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 3.53%, 6/1/23(1) (4)	15,000	14,998
Ohio State Mental Health Capital Facilities Revenue Bonds, Mental Health Facilities Improvement,
5.00%, 2/1/25	2,000	2,091
Ohio State Water Development Authority Water PCR Bonds, Series B,
5.00%, 6/1/23	5,300	5,345
		45,396

FIXED INCOME FUNDS    264    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Oklahoma – 0.6%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
1.25%, 6/1/24	$13,000	$12,541
Oklahoma Municipal Power Authority Power Supply System Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/24	1,815	1,851
		14,392
Oregon – 0.1%
Port of Portland Airport Revenue Bonds, Series 28 (AMT),
5.00%, 7/1/25	2,500	2,599
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/24	125	127
5.00%, 7/1/25	125	129
		2,855
Pennsylvania – 7.1%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 3.31%, 8/1/27(1) (4)	5,000	4,801
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 3.83%, 5/15/27(1) (4)	40,000	38,865
Allegheny County Port Authority Revenue Refunding Bonds, Special Revenue Transportation Bonds,
5.00%, 3/1/23	9,000	9,027
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 3.23%, 11/1/25(1) (4)	4,485	4,353
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Pennsylvania – 7.1%continued
Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,
5.00%, 11/15/25(7)	$6,250	$6,643
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 3.53%, 3/1/26(1) (4)	7,000	6,882
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 3.38%, 3/1/27(1) (4)	11,000	10,348
Montgomery County IDA Health System Revenue Refunding Bonds, Albert Einstein Healthcare, Prerefunded,
5.25%, 1/15/25(7)	5,215	5,453
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 3.53%, 6/3/24(1) (4)	13,165	12,796
Pennsylvania State G.O. Unlimited Bonds,
5.00%, 10/1/24	6,010	6,245
Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127 C,
(Floating, ICE LIBOR USD 1M + 0.57%), 3.64%, 10/1/23(1) (4)	7,000	7,002
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
0.16%, 4/1/23	750	744
0.18%, 10/1/23	750	732
5.00%, 4/1/24	750	768
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126B,
(Floating, ICE LIBOR USD 1M + 0.60%), 3.67%, 6/1/23(1) (4)	26,250	26,252

NORTHERN FUNDS QUARTERLY REPORT     265    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Pennsylvania – 7.1%continued
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,
4.00%, 12/1/23	$6,000	$6,053
Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 7/1/24	1,200	1,227
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 5/1/23	5,145	5,177
Philadelphia School District G.O. Limited Bonds, Series A (State Aid Withholding),
5.00%, 9/1/23	590	597
5.00%, 9/1/24	630	650
Philadelphia School District G.O. Limited Bonds, Series B, Green Bonds (State Aid Withholding),
5.00%, 9/1/23	700	708
5.00%, 9/1/24	600	619
Philadelphia State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	750	758
Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured),
4.00%, 2/1/23	1,775	1,776
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.78%, 12/1/23(1) (4)	6,800	6,793
University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Bonds, Pitt Asset Notes,
(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 3.49%, 2/15/24(1)	18,000	17,975
		183,244
Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp. Higher Education Facility Variable Taxable Revenue Refunding Bonds, Bryant University,
1.50%, 7/1/24(1) (4) (5)	16,480	15,462
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
South Carolina – 0.5%
Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 3/1/23	$1,950	$1,956
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (4) (5)	8,200	8,193
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series E,
5.00%, 1/1/23	3,250	3,250
		13,399
Tennessee – 0.8%
Bedford County G.O. Unlimited Refunding Bonds,
5.00%, 6/1/23	1,135	1,144
Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),
3.95%, 12/1/25(1) (4) (5)	3,500	3,520
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Tillman Cove Apartment (HUD Sector 8 Program),
0.55%, 6/1/24(1) (4) (5)	10,000	9,484
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/23	1,100	1,117
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/25	1,200	1,243
Morristown G.O. Unlimited Refunding Bonds, Series A,
2.00%, 3/1/23	1,130	1,127
2.00%, 3/1/24	2,350	2,313
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 3/1/23	375	375
4.00%, 3/1/24	350	351
		20,674

FIXED INCOME FUNDS    266    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Texas – 6.0%
Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
2.75%, 8/15/25(1) (4) (5)	$2,000	$1,991
Austin Community College District G.O. Limited Bonds, Maintenance Tax Notes,
5.00%, 8/1/23	2,000	2,023
Austin G.O. Limited Refunding & Improvement Bonds, Escrowed to Maturity,
5.00%, 9/1/23	5	5
Austin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/1/24	1,750	1,811
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/25	1,000	1,066
Canadian River Municipal Water Authority Subordinate Lien Revenue Refunding Bonds, Conjunctive Use,
5.00%, 2/15/23	750	752
5.00%, 2/15/24	1,400	1,432
Carrollton-Farmers Branch Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
2.00%, 2/15/24	910	897
Central Texas Regional Mobility Authority Taxable Senior Lien Revenue Refunding Bonds, Series E,
0.50%, 1/1/23	400	400
0.84%, 1/1/24	500	481
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/24	1,000	1,038
Dallas Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	5,105	5,116
5.00%, 2/15/24	5,105	5,221
Dallas Equipment Acquisition Contract G.O. Limited Bonds,
5.00%, 2/15/23	5,380	5,391
5.00%, 2/15/24	5,375	5,497
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Texas – 6.0%continued
Dallas Hotel Occupancy Tax Revenue Refunding Bonds,
5.00%, 8/15/23	$1,500	$1,518
5.00%, 8/15/24	1,500	1,545
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,279
Denton County Housing Finance Corp. Variable Revenue Bonds, Pathway on Woodrow Apartments,
5.00%, 2/1/25(1) (4) (5)	3,500	3,606
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
2.38%, 8/1/24(1) (4) (5)	8,500	8,362
Fort Worth G.O. Limited Bonds,
4.00%, 3/1/23	2,000	2,003
Fort Worth Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/24	1,000	1,023
Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 2/15/23	5,755	5,768
Frisco G.O. Limited Refunding Bonds,
2.00%, 2/15/24	6,320	6,234
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine,
5.00%, 11/15/24	3,200	3,307
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,
5.00%, 10/1/25	375	399
Harris County G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/23	8,060	8,187
Harris County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	1,000	1,002
Houston Community College G.O. Limited Refunding Bonds, Series A,
4.00%, 2/15/23	2,840	2,843

NORTHERN FUNDS QUARTERLY REPORT     267    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Texas – 6.0%continued
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
5.00%, 9/1/24	$2,315	$2,386
Las Varas Public Facility Corp. MFH Variable Revenue Bonds, Horizon Pointe Apartments,
0.40%, 5/1/24(1) (4) (5)	20,000	18,688
Las Varas Public Facility Corp. Texas MFH Variable Revenue Bonds, Palo Alto Apartments,
3.10%, 11/1/24(1) (4) (5)	8,000	7,833
Love Field Airport Modernization Corp., General Airport Revenue Refunding Bonds (AMT),
5.00%, 11/1/23	1,650	1,670
Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services,
5.00%, 5/15/23	1,000	1,006
Lubbock Electric Light & Power System Revenue Bonds,
5.00%, 4/15/23	1,375	1,382
5.00%, 4/15/24	875	897
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 4.00%, 12/1/25(1) (4)	10,000	10,000
San Antonio Housing Trust Public Facility Corp. MFH Variable Revenue Bonds, Country Club Village,
4.00%, 8/1/25(1) (4) (5)	1,500	1,522
San Antonio Tax Notes G.O. Limited Bonds,
5.00%, 8/1/23	11,490	11,626
Sherman Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.), Prerefunded,
2.00%, 8/1/23(1) (5) (7)	1,955	1,944
Sinton Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/25	1,000	1,057
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Texas – 6.0%continued
Texas State A & M Permanent University Fund Revenue Refunding Bonds, Series A, Board of Regents,
5.00%, 7/1/24	$2,000	$2,066
Texas State G.O. Unlimited Bonds (AMT),
6.00%, 8/1/24	1,420	1,481
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/23	2,000	2,015
Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
3.00%, 9/1/23	750	749
Texas State Water Development Board Revenue Bonds, Master Trust,
4.00%, 4/15/23	985	988
4.00%, 10/15/23	2,000	2,018
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/23	1,850	1,861
		154,386
Utah – 0.0%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/24	1,000	1,024
Virginia – 1.3%
Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/15/24	6,525	6,824
Harrisonburg G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 7/15/23	3,360	3,397
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/23	5,315	5,418
5.00%, 12/1/24	4,400	4,592
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(1) (4) (5)	3,000	3,007

FIXED INCOME FUNDS    268    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Virginia – 1.3%continued
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
5.00%, 2/1/23	$2,000	$2,003
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series VIII,
5.00%, 4/15/23	5,970	6,001
Virginia State Resources Authority Infrastructure Subordinate Revenue Refunding Bonds, Virginia Pooled Financing (Moral Obligation Insured),
5.00%, 11/1/23	1,000	1,017
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
5.00%, 1/1/23	500	500
		32,759
Washington – 2.9%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 3.33%, 11/1/26(1) (4)	24,000	23,348
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,
5.00%, 11/1/23	4,300	4,374
5.00%, 11/1/24	8,000	8,325
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2B, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.58%, 11/1/23(1) (4)	7,500	7,500
Port of Seattle First Lien Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 9/1/23	2,000	2,024
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Washington – 2.9%continued
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 3.38%, 11/1/26(1) (4)	$7,520	$7,374
Washington Federal Highway Grant Anticipation Revenue Bonds, Senior 520 Corridor Program,
5.00%, 9/1/23	3,000	3,036
Washington State G.O. Unlimited Refunding Bonds, Series R 2022-C, Bid Group 1,
5.00%, 7/1/25	7,000	7,405
Washington State G.O. Unlimited Refunding Bonds, Series R-2021C,
5.00%, 8/1/23	10,000	10,121
		73,507
Wisconsin – 1.8%
Madison G.O. Unlimited Promissory Notes, Series A,
2.00%, 10/1/23	8,130	8,055
Madison G.O. Unlimited Refunding Promissory Notes, Series A,
4.00%, 10/1/23	7,100	7,160
Milwaukee Area Technical College District G.O. Unlimited Bonds, Series C,
2.00%, 6/1/23	2,475	2,461
2.00%, 6/1/24	2,580	2,542
Milwaukee G.O. Unlimited Refunding Promissory Notes, Series N4,
5.00%, 4/1/23	1,725	1,731
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
5.00%, 6/1/23	345	347
Wisconsin G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/23	1,100	1,119
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/23	4,720	4,752

NORTHERN FUNDS QUARTERLY REPORT     269    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.1%continued
Wisconsin – 1.8%continued
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 3.78%, 7/31/24(1) (4)	$5,000	$5,002
Wisconsin State Housing & EDA Home Ownership Revenue Bonds, Social Bonds, Series A,
0.30%, 3/1/23	1,600	1,592
0.35%, 9/1/23	1,295	1,270
0.45%, 3/1/24	525	508
Wisconsin State Variable G.O. Unlimited Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.42%), 3.55%, 5/1/25(1)	10,500	10,363
		46,902
Total Municipal Bonds
(Cost $1,734,048)		1,701,795

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(8) (9)	55,329,578	$55,330
Total Investment Companies
(Cost $55,330)		55,330

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 10.0%
Alamo Heights Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 2.00%, 2/1/23(1) (4) (5)	$3,600	$3,597
Ann Arbor School District G.O. Unlimited Bonds, 4.00%, 5/1/23	5,800	5,817
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, London Townhomes, 0.44%, 3/1/23(1) (4) (5)	10,000	9,935
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.0%continued
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, 0.70%, 12/1/23(1) (4) (5)	$20,000	$19,386
Cameron County Housing Finance Corp. MFH Variable Revenue Bonds, Sunfield Country Apartments, 0.28%, 8/1/23(1) (4) (5)	6,000	5,858
Chattanooga Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Battery Heights Apartments Project, 0.20%, 8/1/23(1) (4) (5)	2,000	1,952
Clear Creek Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.), 0.50%, 8/15/23(1) (4) (5)	5,000	4,893
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A, 1.10%, 2/7/23(1) (4) (5)	10,000	9,973
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University, 5.00%, 2/1/23(1) (4) (5)	2,500	2,504
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF, Gtd.), 0.25%, 8/1/23(1) (4) (5)	6,940	6,811
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, 218 Vine Street Apartments Project, 0.30%, 7/1/23(1) (4) (5)	5,000	4,897
El Paso Independent School District Adjustable G.O. Unlimited Bonds, Maintenance Tax Notes, 2.00%, 8/1/23(1) (4) (5)	3,600	3,535
Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan, 1.10%, 6/1/23(1) (4) (5)	9,000	8,894
Hamilton County G.O. Unlimited Bonds, Series A, 5.00%, 4/1/23	1,400	1,407

FIXED INCOME FUNDS    270    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.0%continued
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 2/15/23	$4,195	$4,205
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds (AMT), Fulcrum Centerpoint LLC, 4.50%, 11/15/23(1) (4) (5)	20,000	19,987
Jackson County Variable G.O. Unlimited Refunding Bonds, Water System, 2.00%, 2/1/23(1) (4) (5)	5,000	5,000
King George County IDA Waste Management, Inc., King George Land Revenue Bonds (AMT), 2.50%, 6/1/23(1) (5)	2,000	1,982
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/1/23(1) (4) (5)	4,850	4,848
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23(1) (4) (5)	2,500	2,498
Matagorda County Navigation District No. 1 Variable Revenue Bonds (AMT), Central Power & Light Company Project, 0.90%, 9/1/23(1) (4) (5)	4,250	4,172
Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding), 5.00%, 7/20/23	2,000	2,022
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant, 2.90%, 12/12/23(1) (4) (5)	1,000	994
Nassau County Local Economic Assistance Corp. MFH Variable Revenue Bonds, Park Lake Hempstead, 0.30%, 11/1/23(1) (4) (5)	10,000	9,661
New Canaan Housing Authority MFH Revenue Bonds, 0.44%, 3/1/23(1) (4) (5)	12,500	12,419
Odessa Housing Finance Corp. MFH Variable Revenue Bonds, Vera in Odessa Apartments (FHA Insured), 0.35%, 3/1/23(1) (4) (5)	16,000	15,893
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.0%continued
Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Baldwin Apartments Project, 0.25%, 9/1/23(1) (4) (5)	$8,630	$8,395
Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Yaquina-Southfair Apartment Project (HUD Sector 8 Program), 0.47%, 12/1/23(1) (4) (5)	5,000	4,797
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 3.73%, 12/1/23(1)	10,000	9,999
Sacramento Municipal Utility District Adjustable Subordinate Revenue Bonds, Series A, 5.00%, 10/17/23(1) (4) (5)	1,950	1,959
Sherman Independent School District Variable G.O. Unlimited Bonds, School Building, Unrefunded Balance (PSF, Gtd.), 2.00%, 8/1/23(1) (4) (5)	9,490	9,428
Sinton Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.), 2.75%, 8/15/23(1) (4) (5)	10,000	9,960
Texas State Department of Multi-family Housing & Community Affairs Variable Revenue Bonds, Corona Del Valle (HUD Sector 8 Program), 0.37%, 8/1/23(1) (4) (5)	3,000	2,930

NORTHERN FUNDS QUARTERLY REPORT     271    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.0%continued
Travis County Housing Finance Corp. Variable Revenue Bonds, Cascades at Onion Creek Apartments, 0.35%, 2/1/23(1) (4) (5)	$22,000	$21,929
Washington State Economic Development Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Mura Cascade, 3.90%, 12/8/23(1) (4) (5)	16,000	15,983
Total Short-Term Investments
(Cost $261,715)		258,520

Total Investments – 100.3%
(Cost $2,640,125)		2,581,523
Liabilities less Other Assets – (0.3%)		(8,731)
NET ASSETS – 100.0%		$2,572,792

(1)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	Security has converted to a fixed rate as of August 2, 2021, and will be going forward.
(7)	Maturity date represents the prerefunded date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

IDB - Industrial Development Board

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    272    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	9.8%
Foreign Issuer Bonds	11.7%
U.S. Government Obligations	0.5%
Municipal Bonds	66.1%
Investment Companies	2.2%
Short-Term Investments	10.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$253,087	$—	$253,087
Foreign Issuer Bonds(1)	—	299,862	—	299,862
U.S. Government Obligations	—	12,929	—	12,929
Municipal Bonds(1)	—	1,701,795	—	1,701,795
Investment Companies	55,330	—	—	55,330
Short-Term Investments	—	258,520	—	258,520
Total Investments	$55,330	$2,526,193	$—	$2,581,523

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,967	$1,738,353	$1,692,990	$625	$55,330	55,329,578
NORTHERN FUNDS QUARTERLY REPORT     273    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 99.6%
Alabama – 0.8%
Alabama State Public School & College Authority Revenue Refunding Bonds, Series A, Social Bonds,
5.00%, 11/1/35	$1,540	$1,745
Birmingham G.O. Unlimited Convertible CABS, Series A, Prerefunded,
5.00%, 3/1/23(1)	815	817
Birmingham G.O. Unlimited Convertible CABS, Series A, Unrefunded Balance,
5.00%, 3/1/27	185	186
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(2) (3) (4)	2,500	2,464
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(2) (3) (4)	1,000	1,059
		6,271
Arizona – 1.9%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,100
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/61	1,250	957
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,600	1,107
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	871
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	1,000	1,069
La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/51	580	456
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Arizona – 1.9%continued
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
4.00%, 7/1/51	$1,000	$726
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	5,000	4,699
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,670	1,247
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,037
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	1,000	775
		16,044
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	2,610	2,142
2.25%, 2/1/41	1,000	724
		2,866
California – 9.0%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(5)	1,500	713
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	5,000	4,920
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	952	919
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,411	3,085

FIXED INCOME FUNDS    274    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 9.0%continued
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	$1,721	$1,488
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	880
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	705
California State Municipal Finance Authority Senior Living Revenue Bonds, Mt. San Antonio Gardens Project,
4.00%, 11/15/56	750	544
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,005
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	692
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,291
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,
6.00%, 5/1/34	2,500	2,594
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	1,000	1,051
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	3,385	3,293
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 9.0%continued
5.00%, 8/1/51	$1,100	$1,183
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	2,745	3,035
5.00%, 5/15/43	5,000	5,381
Los Angeles Department of Airports Revenue Bonds, Subseries B,
4.00%, 5/15/48	5,250	5,149
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,187
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Los Angeles International Airport (AMT),
3.25%, 5/15/49	1,000	752
Los Angeles Department Of Water & Power System Revenue Bonds,
5.00%, 7/1/46	1,000	1,082
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/39	1,000	1,093
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	5,339
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(6)	2,000	919
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
3.00%, 6/1/49	2,750	2,014
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/49	4,135	4,334
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,528

NORTHERN FUNDS QUARTERLY REPORT     275    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
California – 9.0%continued
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/52	$2,000	$2,028
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,
5.00%, 11/1/50	5,000	5,271
Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012,
(Step to 5.13% on 8/1/23), 0.00%, 8/1/41(5)	3,200	3,457
		74,007
Colorado – 6.9%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,091
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(1)	225	247
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,496
Colorado State COPS,
6.00%, 12/15/39	5,000	5,929
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	10,040
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,627
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	941
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Colorado – 6.9%continued
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	$3,400	$3,601
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,133
5.00%, 11/15/47	1,500	1,538
4.13%, 11/15/53	1,000	877
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,044
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(6)	2,750	1,444
0.00%, 8/1/39(6)	2,805	1,321
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,571
Denver City & County Dedicated TRB, Series A,
4.00%, 8/1/51	5,000	4,766
Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	5,478
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,173
		57,317
Connecticut – 0.8%
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,148
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,207
		6,355
District of Columbia – 2.8%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	5,314

FIXED INCOME FUNDS    276    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
District Of Columbia – 2.8%continued
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	$1,000	$1,019
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 7/1/47	3,000	3,299
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,617
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,089
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	4,000	4,090
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	1,901
5.00%, 7/1/43	3,000	3,135
		23,464
Florida – 7.4%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,549
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,012
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	1,905
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,005
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Florida – 7.4%continued
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	$1,965	$2,004
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,520
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
3.50%, 8/1/55	1,150	876
Lee County Airport Revenue Bonds, Series B (AMT),
4.00%, 10/1/51	2,500	2,145
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,768
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,
3.00%, 11/15/51	3,500	2,392
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	460
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,050
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,074
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,072
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	10,500	7,663
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,470
Orange County HFA Revenue Bonds, Orlando Health Obligated Group,
4.00%, 10/1/52	2,500	2,271

NORTHERN FUNDS QUARTERLY REPORT     277    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Florida – 7.4%continued
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	$3,000	$3,236
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,313
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,046
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	1,856
		60,687
Georgia – 3.1%
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc., Project,
2.50%, 2/15/51	2,500	1,569
3.00%, 2/15/51	5,000	3,432
Georgia State Ports Authority Revenue Bonds,
2.63%, 7/1/51	1,000	653
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(2) (3) (4)	10,000	9,918
5.00%, 5/15/43	500	500
5.00%, 5/15/49	1,000	977
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,488
5.50%, 7/1/60	2,500	2,510
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	2,500	2,575
Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,
4.00%, 2/1/52	2,500	2,235
		25,857
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Hawaii – 0.8%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	$4,000	$4,050
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,142
		6,192
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,500	2,682
Illinois – 3.6%
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,503
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D,
5.00%, 1/1/39	1,015	1,015
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	3,100	3,162
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,751
Du Page County Revenue Refunding Bonds, Morton Abroretum Project,
3.00%, 5/15/47	1,500	1,086
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,758
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,278
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	1,932

FIXED INCOME FUNDS    278    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Illinois – 3.6%continued
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	$2,500	$1,693
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	464
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,510
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	4,807
Joliet Waterworks & Sewage Senior Lien Revenue BANS,
5.00%, 1/1/24	2,000	2,024
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,002
		29,985
Indiana – 0.6%
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	729
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(2) (3) (4)	1,500	1,314
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(2) (3) (4)	1,125	976
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,079
		5,098
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Iowa – 0.3%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3) (4)	$2,500	$2,560
Kansas – 0.1%
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	890	838
Kentucky – 3.4%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(2) (3) (4)	1,500	1,351
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	5,200	3,973
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,953
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(2) (3) (4)	10,000	9,801
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	7,730
		27,808
Louisiana – 2.7%
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(2) (3) (4)	5,000	4,691
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	5,817
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,032

NORTHERN FUNDS QUARTERLY REPORT     279    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Louisiana – 2.7%continued
Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A, Prerefunded,
4.50%, 5/1/25(1)	$2,500	$2,604
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	1,000	1,032
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/31	1,010	1,072
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,276
		22,524
Maryland – 0.3%
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	1,850	1,655
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,127
		2,782
Massachusetts – 3.8%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	3,422
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	2,500	1,974
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,240
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	950
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,817
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Massachusetts – 3.8%continued
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	$2,000	$2,056
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,592
5.00%, 11/15/39	2,500	2,630
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,258
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	5,000	5,274
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,692
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,557
		31,462
Michigan – 1.9%
Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/33	1,000	1,106
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,075
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,
5.00%, 10/1/39	5,000	5,089
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,747
Michigan State University Revenue Bonds, Series B, Board of Trustees,
5.00%, 2/15/44	2,000	2,133

FIXED INCOME FUNDS    280    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Michigan – 1.9%continued
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	$1,000	$1,063
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	2,748
		15,961
Minnesota – 0.6%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	299
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(2) (3) (4)	5,000	5,015
		5,314
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	661
Missouri – 1.2%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,041
5.00%, 5/1/45	3,395	3,536
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(1)	1,605	1,684
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,631
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Missouri – 1.2%continued
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	$1,280	$1,316
		10,208
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	60	56
Nebraska – 1.8%
Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,
5.00%, 1/1/24(2) (3) (4)	2,500	2,524
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,040
5.00%, 11/15/37	1,000	1,038
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	4,898
5.00%, 2/1/42	4,250	4,521
Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 2/1/43	1,000	1,023
		15,044
Nevada – 0.9%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,031
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	2,000	2,012
		7,043
New Jersey – 0.9%
New Jersey State EDA Revenue Bonds, Transit Transportation Project,
5.00%, 11/1/34	2,000	2,136

NORTHERN FUNDS QUARTERLY REPORT     281    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
New Jersey – 0.9%continued
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/34	$500	$536
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	4,674
		7,346
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA/FNMA/FHLMC Insured),
4.00%, 9/1/52	990	865
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA/FNMA/FHLMC Insured),
4.30%, 9/1/52	1,000	915
		1,780
New York – 21.0%
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,750	1,452
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,610	1,205
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,006
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1,
5.00%, 6/15/48	5,000	5,321
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1,
5.00%, 6/15/52	2,500	2,657
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
New York – 21.0%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	$5,000	$5,309
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,166
5.00%, 6/15/39	1,800	1,901
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,080
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,378
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	3,500	3,751
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,162
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	266
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	7,485	7,854
5.00%, 2/1/43	8,310	8,671
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,485

FIXED INCOME FUNDS    282    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
New York – 21.0%continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	$5,000	$3,782
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
2.50%, 8/1/48	2,500	1,634
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	5,289
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	527
New York G.O. Unlimited Bonds, Series A-1,
4.00%, 8/1/50	5,000	4,630
New York G.O. Unlimited Bonds, Series F-1, Unrefunded Balance,
5.00%, 3/1/37	80	80
New York G.O. Unlimited Bonds, Subseries A-1,
4.75%, 8/1/38	3,500	3,535
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(1)	5	6
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGC State Aid Withholding),
5.25%, 10/1/23	165	165
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGM Insured),
5.00%, 10/1/33	995	1,096
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
New York – 21.0%continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	$500	$570
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	4,500	4,893
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
3.50%, 3/15/52	2,500	2,062
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/48	3,500	3,256
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/38	5,000	5,408
5.25%, 3/15/39	2,500	2,692
5.00%, 3/15/49	5,000	5,287
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
4.00%, 2/15/47	2,000	1,869
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	2,035	1,925
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,073
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/42	4,000	4,238
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	4,888

NORTHERN FUNDS QUARTERLY REPORT     283    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
New York – 21.0%continued
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA/FNMA Insured),
4.15%, 11/1/47	$1,000	$912
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	7,055	4,904
2.75%, 2/15/44	5,000	3,569
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	3,931
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,254
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 5,
4.00%, 3/15/51	5,000	4,642
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	51
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	592
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	3,000	3,004
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/47	5,500	5,822
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,028
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
New York – 21.0%continued
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	$1,000	$1,075
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/31	4,000	3,422
2.00%, 10/1/32	2,000	1,670
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
5.00%, 10/15/24(1)	500	519
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/52	1,500	1,665
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/15/51	750	794
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3,
2.50%, 5/15/51	6,250	3,992
Triborough Bridge & Tunnel Authority Sales TRB, MTA Bridges & Tunnels, TBTA Capital,
5.25%, 5/15/62	3,000	3,271
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,637
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,694
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,553
		173,570

FIXED INCOME FUNDS    284    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
North Carolina – 0.3%
North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	$1,000	$1,061
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	940	731
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	514
		2,306
North Dakota – 0.1%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,108
Ohio – 0.3%
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	197
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,017
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,463
		2,677
Oregon – 2.5%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(6)	7,500	3,795
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(6)	1,000	534
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Oregon – 2.5%continued
Marion and Polk Counties School District No. 24J Salem-Keizer G.O. Unlimited Convertible CABS, Series B (School Board Guaranty Program),
5.00%, 6/15/34	$3,000	$3,405
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
4.00%, 7/1/44	1,000	965
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,132
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,087
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,585
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	739
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(6)	5,000	1,429
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,158
		20,829
Pennsylvania – 2.8%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	4,919
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	854
5.00%, 5/1/35	865	899

NORTHERN FUNDS QUARTERLY REPORT     285    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Pennsylvania – 2.8%continued
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	$1,075	$1,104
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	5,189
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,613
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	2,000	2,077
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,575
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,132
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,794
		23,156
Rhode Island – 0.6%
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	4,887
South Carolina – 1.6%
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(2) (3) (4)	2,000	1,998
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,185
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,680	5,937
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
South Carolina – 1.6%continued
University of South Carolina Athletic Facilities Revenue Refunding Bonds, Series A,
5.00%, 5/1/52	$1,000	$1,074
University of South Carolina Higher Education Revenue Bonds, Series A, Campus Village Project,
5.00%, 5/1/46	2,000	2,155
		13,349
Tennessee – 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/51	3,500	3,064
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.25%, 10/1/58	1,500	1,401
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(2) (3) (4)	5,000	4,886
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	49
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	75	74
		9,474
Texas – 4.7%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	531
Clifton Higher Education Finance Corporation Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/51	1,200	1,048
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3) (4)	2,500	2,316

FIXED INCOME FUNDS    286    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Texas – 4.7%continued
Lone Oak Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
3.00%, 2/15/52	$1,500	$1,071
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,506
Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services Corp.,
5.00%, 5/15/51	3,435	3,528
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	2,571
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,431
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,654
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	2,445	2,631
San Antonio Education Facilities Corp. Revenue Refunding Bonds, University of the Incarnated Word,
4.00%, 4/1/51	2,510	1,968
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Series A, Christus Health,
4.00%, 7/1/53	2,000	1,797
Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),
3.38%, 9/1/39	2,265	2,078
University of Houston Revenue Refunding Bonds, Series A,
5.00%, 2/15/52	7,220	7,719
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	4,878
		38,727
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Utah – 0.8%
Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
3.00%, 6/1/30	$3,330	$3,351
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,053
		6,404
Virginia – 1.2%
Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,
4.00%, 7/1/45	2,000	1,914
Fairfax County Sewer Revenue Bonds, Series A,
5.00%, 7/15/46	2,415	2,684
Lynchburg EDA Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
4.00%, 1/1/47	750	673
3.00%, 1/1/51	750	518
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,537
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	3,000	2,126
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	757
		10,209
Washington – 3.0%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	583
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	5,000	5,503

NORTHERN FUNDS QUARTERLY REPORT     287    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Washington – 3.0%continued
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	$5,000	$5,162
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,180
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,070
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	977	861
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,033
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,362
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,613
		24,367
West Virginia – 0.6%
Marshall University Revenue Refunding Bonds, Series A (AGM Insured),
4.00%, 5/1/50	5,000	4,709
Wisconsin – 2.3%
Milwaukee Corp. G.O. Unlimited Purpose Bonds, Series B4 (BAM Insured),
3.00%, 4/1/33	2,000	1,849
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	1,846
PFA Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	2,000	1,307
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,753
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	3,000	3,141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.6%continued
Wisconsin – 2.3%continued
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/24	$3,250	$3,340
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,072
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,459
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,187
		18,954
Total Municipal Bonds
(Cost $920,009)		822,938

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(7) (8)	5,837,626	$5,838
Total Investment Companies
(Cost $5,838)		5,838

Total Investments – 100.3%
(Cost $925,847)		828,776
Liabilities less Other Assets – (0.3%)		(2,784)
NET ASSETS – 100.0%		$825,992

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(5)	Step coupon bond. Rate as of December 31, 2022 is disclosed.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

FIXED INCOME FUNDS    288    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	99.6%
Investment Companies	0.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$822,938	$—	$822,938
Investment Companies	5,838	—	—	5,838
Total Investments	$5,838	$822,938	$—	$828,776

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$73,582	$399,370	$467,114	$212	$5,838	5,837,626
NORTHERN FUNDS QUARTERLY REPORT     289    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 8.2%
Automobile – 2.4%
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	$292	$291
CarMax Auto Owner Trust, Series 2019-4, Class B
2.32%, 7/15/25	1,700	1,648
Ford Credit Auto Lease Trust, Series 2022-A, Class A2A
2.78%, 10/15/24	3,825	3,783
Ford Credit Auto Lease Trust, Series 2022-A, Class A3
3.23%, 5/15/25	1,400	1,373
Ford Credit Auto Owner Trust, Series 2020-A, Class A4
1.35%, 7/15/25	800	774
Ford Credit Auto Owner Trust, Series 2022-D, Class A2A
5.37%, 8/15/25	5,950	5,963
GM Financial Automobile Leasing Trust, Series 2022-2, Class A3
3.42%, 6/20/25	2,072	2,027
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4
1.90%, 3/17/25	940	914
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3
0.51%, 4/16/26	4,601	4,421
GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	8,000	7,634
Hyundai Auto Lease Securitization Trust, Series 2021-A, Class A3
0.33%, 1/16/24(1)	4,220	4,196
Hyundai Auto Receivables Trust, Series 2021-C, Class A2A
0.36%, 10/15/24	430	425
Hyundai Auto Receivables Trust, Series 2022-A, Class A2A
1.81%, 2/18/25(1)	3,626	3,575
Hyundai Auto Receivables Trust, Series 2022-C, Class A2A
5.35%, 11/17/25	5,500	5,512
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.2%continued
Automobile – 2.4%continued
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2
5.26%, 10/15/25	$5,000	$5,012
Nissan Auto Lease Trust, Series 2021-A, Class A3
0.52%, 8/15/24	3,755	3,668
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2
1.36%, 12/16/24	1,611	1,608
Santander Drive Auto Receivables Trust, Series 2022-2, Class A2
2.12%, 10/15/26	1,251	1,248
Santander Retail Auto Lease Trust, Series 2021-B, Class A2
0.31%, 1/22/24(1)	1,213	1,209
Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(1)	3,653	3,622
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A2A
5.27%, 1/15/26	2,550	2,554
World Omni Auto Receivables Trust, Series 2021-B, Class A3
0.42%, 6/15/26	3,600	3,455
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	600	568
		65,480
Credit Card – 4.7%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	13,900	13,112
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	16,050	15,600
BA Credit Card Trust, Series 2021-A1, Class A
0.44%, 9/15/26	4,500	4,242
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	34,140	31,951
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	14,400	13,398

FIXED INCOME FUNDS    290    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.2%continued
Credit Card – 4.7%continued
Golden Credit Card Trust, Series 2022-2A, Class A
(Floating, U.S. SOFR + 0.25%), 4.45%, 1/15/26(1) (2)	$22,600	$22,483
Trillium Credit Card Trust II, Series 2021-2A, Class A
(Floating, U.S. 30 Day Average SOFR + 0.22%), 4.10%, 10/26/26(1) (2)	25,000	24,941
		125,727
Other – 1.1%
Dell Equipment Finance Trust, Series 2021-2, Class A3
0.53%, 12/22/26(1)	5,400	5,173
Hpefs Equipment Trust, Series 2022-3A, Class A2
5.26%, 8/20/29(1)	3,500	3,489
MMAF Equipment Finance LLC, Series 2022-B, Class A2
5.57%, 9/9/25(1)	2,000	2,003
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	20,640	19,391
		30,056
Total Asset-Backed Securities
(Cost $227,434)		221,263

CERTIFICATES OF DEPOSIT – 0.9%
Banking – 0.9%
Barclays Bank PLC	25,000,000	24,978
Total Certificates Of Deposit
(Cost $25,000)		24,978

COMMERCIAL PAPER – 0.0%
Banking – 0.0%
MUFG Bank Ltd.,
3.21%, 1/23/23	1,000	997
Total Commercial Paper
(Cost $998)		997

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.1%
Aerospace & Defense – 0.4%
Boeing (The) Co.,
1.17%, 2/4/23	$4,400	$4,383
1.95%, 2/1/24	7,958	7,669
		12,052
Asset Management – 1.1%
Ares Capital Corp.,
3.50%, 2/10/23	500	499
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 5.30%, 3/3/27 (2)	20,000	19,469
FS KKR Capital Corp.,
1.65%, 10/12/24	9,830	8,866
		28,834
Automotive – 2.7%
American Honda Finance Corp.,
0.88%, 7/7/23	3,590	3,517
(Floating, ICE LIBOR USD 3M + 0.28%), 4.20%, 1/12/24 (2)	6,000	5,986
Aptiv PLC/Aptiv Corp.,
2.40%, 2/18/25	4,830	4,558
General Motors Financial Co., Inc.,
3.70%, 5/9/23	620	617
1.70%, 8/18/23	3,160	3,087
(Floating, U.S. SOFR + 0.76%), 5.04%, 3/8/24 (2)	7,400	7,293
1.20%, 10/15/24	1,000	926
(Floating, U.S. SOFR + 0.62%), 4.42%, 10/15/24 (2)	250	243
3.50%, 11/7/24	4,000	3,854
Hyundai Capital America,
2.38%, 2/10/23 (1)	4,565	4,555
1.25%, 9/18/23 (1)	18,180	17,619
0.80%, 1/8/24 (1)	7,400	7,041
0.88%, 6/14/24 (1)	9,900	9,237
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (1)	4,200	3,829
Toyota Motor Credit Corp.,
2.90%, 3/30/23	1,000	996
		73,358

NORTHERN FUNDS QUARTERLY REPORT     291    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Banking – 8.0%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.79%), 5.56%, 3/5/24 (2)	$6,740	$6,736
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 4.96%, 5/28/24 (2)	30,100	29,809
(Floating, U.S. SOFR + 0.73%), 4.69%, 10/24/24 (2)	8,652	8,572
Capital One N.A.,
3.38%, 2/15/23	5,000	4,991
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 1.10%), 5.75%, 5/17/24 (2)	110	110
(Floating, U.S. SOFR + 0.67%), 4.74%, 5/1/25 (2)	3,418	3,366
(Floating, U.S. SOFR + 0.69%), 4.62%, 1/25/26 (2)	12,100	11,828
(Floating, U.S. SOFR + 1.28%), 5.50%, 2/24/28 (2)	21,000	20,282
Fifth Third Bank N.A.,
(Variable, U.S. SOFR + 1.23%), 5.85%, 10/27/25 (3)	15,900	16,068
JPMorgan Chase & Co.,
(Floating, ICE LIBOR USD 3M + 0.89%), 5.21%, 7/23/24 (2)	20,925	20,951
(Floating, ICE LIBOR USD 3M + 0.85%), 4.76%, 1/10/25 (2)	1,305	1,302
(Variable, U.S. SOFR + 0.49%), 0.77%, 8/9/25 (3)	9,000	8,310
(Floating, U.S. SOFR + 0.77%), 5.10%, 9/22/27 (2)	15,100	14,619
(Floating, U.S. SOFR + 1.18%), 5.38%, 2/24/28 (2)	13,000	12,604
KeyBank N.A.,
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	3,700	3,603
4.15%, 8/8/25	3,800	3,718
KeyCorp,
(Variable, U.S. SOFR + 1.25%), 3.88%, 5/23/25 (3)	7,700	7,537
Truist Bank,
1.25%, 3/9/23	2,250	2,236
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 4.69%, 6/9/25 (2)	25,000	24,475
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Banking – 8.0%continued
Wells Fargo & Co.,
(Floating, U.S. SOFR + 1.32%), 5.24%, 4/25/26 (2)	$14,700	$14,655
		215,772
Beverages – 0.2%
Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	6,700	6,362
Biotechnology & Pharmaceuticals – 0.4%
Gilead Sciences, Inc.,
0.75%, 9/29/23	6,073	5,883
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/23	3,985	3,916
		9,799
Cable & Satellite – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
(Floating, ICE LIBOR USD 3M + 1.65%), 6.09%, 2/1/24 (2)	5,590	5,616
Cox Communications, Inc.,
2.95%, 6/30/23 (1)	2,755	2,718
		8,334
Chemicals – 0.2%
Ecolab, Inc.,
0.90%, 12/15/23	1,500	1,444
Sherwin-Williams (The) Co.,
4.05%, 8/8/24	2,700	2,663
Westlake Corp.,
0.88%, 8/15/24	2,375	2,206
		6,313
Commercial Support Services – 0.0%
Republic Services, Inc.,
4.75%, 5/15/23	841	839
Construction Materials – 0.3%
Martin Marietta Materials, Inc.,
0.65%, 7/15/23	8,790	8,563
Containers & Packaging – 0.1%
Graphic Packaging International LLC,
0.82%, 4/15/24(1)	2,022	1,893

FIXED INCOME FUNDS    292    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Diversified Industrials – 0.3%
Parker-Hannifin Corp.,
3.65%, 6/15/24	$8,240	$8,066
E-Commerce Discretionary – 0.1%
eBay, Inc.,
2.75%, 1/30/23	2,900	2,895
Electric Utilities – 5.9%
Ameren Illinois Co.,
0.38%, 6/15/23	7,150	7,003
American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 4.92%, 11/1/23 (2)	15,000	14,931
Black Hills Corp.,
1.04%, 8/23/24	3,180	2,967
Consolidated Edison, Inc.,
0.65%, 12/1/23	13,100	12,579
Consumers Energy Co.,
0.35%, 6/1/23	5,320	5,221
Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 5.30%, 9/15/23 (2)	11,640	11,617
DTE Energy Co.,
4.22%, 11/1/24	3,300	3,245
Entergy Louisiana LLC,
0.62%, 11/17/23	6,876	6,620
Eversource Energy,
(Floating, U.S. SOFR Compounded Index + 0.25%), 4.39%, 8/15/23 (2)	9,400	9,365
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 4.63%, 6/28/24 (2)	8,000	7,841
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.40%), 4.47%, 11/3/23 (2)	22,160	22,069
OGE Energy Corp.,
0.70%, 5/26/23	5,780	5,677
PPL Electric Utilities Corp.,
(Floating, ICE LIBOR USD 3M + 0.25%), 4.97%, 9/28/23 (2)	6,150	6,123
(Floating, U.S. SOFR + 0.33%), 4.66%, 6/24/24 (2)	8,055	7,932
Public Service Enterprise Group, Inc.,
0.84%, 11/8/23	350	337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Electric Utilities – 5.9%continued
Southern (The) Co.,
(Floating, U.S. SOFR Compounded Index + 0.37%), 4.49%, 5/10/23 (2)	$13,340	$13,304
0.60%, 2/26/24	1,580	1,499
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	15,600	15,252
WEC Energy Group, Inc.,
0.80%, 3/15/24	4,420	4,189
		157,771
Entertainment Content – 0.7%
Take-Two Interactive Software, Inc.,
3.30%, 3/28/24	12,470	12,178
3.55%, 4/14/25	1,400	1,348
Warnermedia Holdings, Inc.,
3.43%, 3/15/24 (1)	6,200	6,020
		19,546
Food – 0.4%
Campbell Soup Co.,
3.65%, 3/15/23	6,000	5,984
Cargill, Inc.,
1.38%, 7/23/23 (1)	500	490
0.40%, 2/2/24 (1)	175	166
General Mills, Inc.,
5.24%, 11/18/25	1,940	1,945
Mondelez International, Inc.,
2.13%, 3/17/24	2,050	1,978
		10,563
Gas & Water Utilities – 0.4%
CenterPoint Energy Resources Corp.,
0.70%, 3/2/23	9,910	9,839
Health Care Facilities & Services – 0.3%
Cigna Corp.,
(Floating, ICE LIBOR USD 3M + 0.89%), 4.97%, 7/15/23 (2)	1,109	1,111
HCA, Inc.,
5.00%, 3/15/24	2,100	2,089
Humana, Inc.,
0.65%, 8/3/23	4,275	4,164
		7,364

NORTHERN FUNDS QUARTERLY REPORT     293    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Home Construction – 0.1%
Lennar Corp.,
4.88%, 12/15/23	$2,850	$2,836
Institutional Financial Services – 3.0%
Blackstone Private Credit Fund,
2.70%, 1/15/25	7,920	7,322
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 0.75%), 5.44%, 2/23/23 (2)	5,160	5,163
(Floating, U.S. SOFR + 0.58%), 4.86%, 3/8/24 (2)	11,365	11,295
(Floating, U.S. SOFR + 0.81%), 5.10%, 3/9/27 (2)	25,000	23,986
Morgan Stanley,
(Variable, U.S. SOFR + 0.62%), 0.73%, 4/5/24 (3)	7,000	6,900
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (3)	3,385	3,111
(Floating, U.S. SOFR + 0.95%), 5.14%, 2/18/26 (2)	20,000	19,687
National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	3,000	2,878
		80,342
Insurance – 7.5%
Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%), 5.36%, 3/29/23 (2)	880	881
Athene Global Funding,
1.20%, 10/13/23 (1)	21,900	21,162
(Floating, ICE LIBOR USD 3M + 0.73%), 5.52%, 1/8/24 (1) (2)	35,000	34,696
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1)	8,650	8,436
(Floating, U.S. SOFR + 0.76%), 4.50%, 4/12/24 (1) (2)	1,300	1,287
1.75%, 1/13/25 (1)	700	645
Corebridge Financial, Inc.,
3.50%, 4/4/25 (1)	12,900	12,376
Corebridge Global Funding,
0.45%, 12/8/23 (1)	13,230	12,674
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 4.80%, 9/13/24 (1) (2)	20,000	19,429
Jackson Financial, Inc.,
1.13%, 11/22/23	11,450	11,024
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Insurance – 7.5%continued
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	$15,220	$14,135
MassMutual Global Funding II,
0.85%, 6/9/23 (1)	1,000	982
Metropolitan Life Global Funding I,
1.95%, 1/13/23 (1)	1,000	999
(Floating, U.S. SOFR + 0.32%), 4.65%, 1/7/24 (1) (2)	14,700	14,601
Northwestern Mutual Global Funding,
(Floating, U.S. SOFR + 0.33%), 4.66%, 3/25/24 (1) (2)	11,030	10,955
Protective Life Global Funding,
0.63%, 10/13/23 (1)	15,800	15,234
0.78%, 7/5/24 (1)	13,300	12,404
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	8,728
		200,648
Leisure Facilities & Services – 0.4%
McDonald's Corp.,
3.35%, 4/1/23	10,778	10,737
Machinery – 0.4%
Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.51%), 5.12%, 5/15/23 (2)	40	40
CNH Industrial Capital LLC,
1.95%, 7/2/23	5,850	5,750
3.95%, 5/23/25	6,090	5,912
		11,702
Medical Equipment & Devices – 2.0%
Baxter International, Inc.,
0.87%, 12/1/23	18,200	17,507
(Floating, U.S. SOFR Compounded Index + 0.44%), 4.66%, 11/29/24 (2)	11,570	11,351
GE HealthCare Technologies, Inc.,
5.55%, 11/15/24 (1)	11,000	11,045
Stryker Corp.,
0.60%, 12/1/23	4,660	4,475
Thermo Fisher Scientific, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.35%), 4.16%, 4/18/23 (2)	3,239	3,232

FIXED INCOME FUNDS    294    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Medical Equipment & Devices – 2.0%continued
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	$6,600	$6,139
		53,749
Oil & Gas Producers – 1.0%
ConocoPhillips Co.,
2.13%, 3/8/24	3,000	2,900
Continental Resources, Inc.,
4.50%, 4/15/23	14,050	14,016
3.80%, 6/1/24	1,000	973
Exxon Mobil Corp.,
1.57%, 4/15/23	55	54
MPLX L.P.,
4.50%, 7/15/23	8,000	7,967
		25,910
Oil & Gas Services & Equipment – 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
1.23%, 12/15/23	4,790	4,626
Real Estate Investment Trusts – 0.3%
Simon Property Group L.P.,
(Floating, U.S. SOFR Compounded Index + 0.43%), 4.16%, 1/11/24(2)	8,400	8,322
Retail - Consumer Staples – 1.0%
7-Eleven, Inc.,
0.80%, 2/10/24 (1)	14,000	13,321
Dollar General Corp.,
4.25%, 9/20/24	3,360	3,315
Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	9,920	9,548
		26,184
Retail - Discretionary – 0.3%
AutoNation, Inc.,
4.50%, 10/1/25	1,000	973
AutoZone, Inc.,
2.88%, 1/15/23	2,536	2,534
Ross Stores, Inc.,
3.38%, 9/15/24	5,000	4,854
		8,361
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Semiconductors – 0.1%
Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 4.58%, 10/1/24(2)	$3,320	$3,276
Software – 0.5%
Oracle Corp.,
2.40%, 9/15/23	9,990	9,787
5.80%, 11/10/25	4,030	4,122
		13,909
Specialty Finance – 3.1%
Air Lease Corp.,
2.25%, 1/15/23	4,300	4,296
3.88%, 7/3/23	800	793
4.25%, 2/1/24	7,500	7,372
0.80%, 8/18/24	5,100	4,699
Ally Financial, Inc.,
3.05%, 6/5/23	1,300	1,285
3.88%, 5/21/24	2,646	2,577
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 4.73%, 11/4/26 (2)	29,900	29,119
Aviation Capital Group LLC,
5.50%, 12/15/24 (1)	10,000	9,814
Capital One Financial Corp.,
3.50%, 6/15/23	4,600	4,572
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 3/14/23 (1)	4,850	4,824
Synchrony Financial,
4.25%, 8/15/24	6,063	5,926
4.88%, 6/13/25	9,047	8,826
		84,103
Steel – 0.2%
Nucor Corp.,
3.95%, 5/23/25	5,340	5,229
Technology Hardware – 0.4%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	4,886	4,889
Hewlett Packard Enterprise Co.,
2.25%, 4/1/23	1,600	1,588
4.45%, 10/2/23	5,601	5,568
		12,045

NORTHERN FUNDS QUARTERLY REPORT     295    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Technology Services – 1.2%
Equifax, Inc.,
3.95%, 6/15/23	$2,100	$2,088
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	2,300	2,177
4.50%, 7/15/25	5,990	5,878
Global Payments, Inc.,
4.00%, 6/1/23	5,790	5,755
1.50%, 11/15/24	7,630	7,082
International Business Machines Corp.,
4.00%, 7/27/25	8,720	8,572
		31,552
Telecommunications – 0.6%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 1.18%), 5.92%, 6/12/24 (2)	3,619	3,645
Verizon Communications, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.79%), 5.12%, 3/20/26 (2)	12,000	11,698
		15,343
Total Corporate Bonds
(Cost $1,218,706)		1,187,037

FOREIGN ISSUER BONDS – 36.7%
Asset Management – 0.4%
UBS A.G.,
0.38%, 6/1/23 (1)	670	656
0.45%, 2/9/24 (1)	455	431
(Floating, U.S. SOFR + 0.36%), 4.48%, 2/9/24 (1) (2)	9,000	8,958
		10,045
Automotive – 2.4%
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	3,700	3,691
(Floating, U.S. SOFR Compounded Index + 0.53%), 5.15%, 4/1/24 (1) (2)	7,633	7,596
(Floating, U.S. SOFR Compounded Index + 0.38%), 4.51%, 8/12/24 (1) (2)	20,200	20,005
Kia Corp.,
2.38%, 2/14/25 (1)	7,080	6,573
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 36.7% continued
Automotive – 2.4%continued
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (1)	$10,000	$9,797
Volkswagen Group of America Finance LLC,
3.13%, 5/12/23 (1)	7,270	7,212
(Floating, U.S. SOFR + 0.95%), 5.21%, 6/7/24 (1) (2)	10,860	10,808
		65,682
Banking – 27.5%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	5,140	5,161
Banco Santander S.A.,
3.89%, 5/24/24	400	392
(Floating, U.S. SOFR + 1.24%), 5.41%, 5/24/24 (2)	21,400	21,386
5.15%, 8/18/25	6,200	6,140
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.94%, 9/15/26 (2)	25,800	24,962
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 4.78%, 1/27/27 (1) (2)	21,000	20,665
Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.38%), 4.38%, 7/31/24 (2)	20,000	19,788
(Floating, U.S. SOFR Compounded Index + 0.55%), 4.79%, 3/2/26 (2)	30,000	29,013
Banque Federative du Credit Mutuel S.A.,
(Floating, ICE LIBOR USD 3M + 0.96%), 5.20%, 7/20/23 (1) (2)	1,050	1,051
(Floating, U.S. SOFR Compounded Index + 0.41%), 4.49%, 2/4/25 (1) (2)	35,000	34,226
BNP Paribas S.A.,
4.25%, 10/15/24	13,084	12,799
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.80%), 5.13%, 3/17/23 (2)	4,500	4,505
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 4.73%, 7/7/25 (1) (2)	7,800	7,696

FIXED INCOME FUNDS    296    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 36.7% continued
Banking – 27.5%continued
(Floating, U.S. SOFR + 0.52%), 4.84%, 6/15/26 (1) (2)	$29,500	$28,928
Cooperatieve Rabobank U.A.,
(Floating, U.S. SOFR Compounded Index + 0.38%), 4.09%, 1/10/25 (2)	9,700	9,570
Credit Agricole S.A.,
3.75%, 4/24/23 (1)	19,710	19,623
3.25%, 10/4/24 (1)	5,000	4,815
DBS Group Holdings Ltd.,
(Floating, U.S. SOFR Compounded Index + 0.30%), 4.46%, 11/22/24 (1) (2)	15,000	14,900
Deutsche Bank A.G.,
0.96%, 11/8/23	7,300	7,023
(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (3)	7,513	7,258
(Floating, U.S. SOFR + 1.22%), 5.38%, 11/16/27 (2)	7,500	6,713
Federation des Caisses Desjardins du Quebec,
(Floating, U.S. SOFR + 0.43%), 4.62%, 5/21/24 (1) (2)	22,400	22,142
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	8,020	7,729
(Floating, ICE LIBOR USD 3M + 1.38%), 6.12%, 9/12/26 (2)	22,816	22,460
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.34%, 4/1/27 (2)	27,000	26,057
Lloyds Banking Group PLC,
4.05%, 8/16/23	2,939	2,919
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (3)	7,700	7,540
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 4.50%, 10/14/25 (1) (2)	12,960	12,654
(Floating, U.S. SOFR + 0.92%), 5.25%, 9/23/27 (1) (2)	13,000	12,352
Mitsubishi UFJ Financial Group, Inc.,
3.46%, 3/2/23	7,514	7,498
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 36.7% continued
Banking – 27.5%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 4.79%, 7/18/25 (3)	$10,000	$9,904
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 5.34%, 9/8/24 (2)	20,100	19,964
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.86%), 5.15%, 6/9/25 (1) (2)	14,200	14,149
National Bank of Canada,
2.10%, 2/1/23	500	499
0.75%, 8/6/24	12,500	11,630
(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	7,070	6,873
Nationwide Building Society,
0.55%, 1/22/24 (1)	10,000	9,505
(Floating, U.S. SOFR + 1.29%), 5.45%, 2/16/28 (1) (2)	10,700	10,038
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 4.66%, 8/12/24 (1) (2)	10,700	10,516
(Floating, U.S. SOFR + 0.76%), 5.09%, 9/29/26 (1) (2)	32,900	31,426
Nordea Bank Abp,
1.00%, 6/9/23 (1)	13,685	13,456
3.75%, 8/30/23 (1)	5,000	4,952
(Floating, ICE LIBOR USD 3M + 0.94%), 5.67%, 8/30/23 (1) (2)	200	200
(Floating, U.S. SOFR + 0.96%), 5.22%, 6/6/25 (1) (2)	12,200	12,133
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 4.54%, 4/27/26 (2)	20,900	20,241
(Floating, U.S. SOFR Compounded Index + 0.59%), 4.64%, 11/2/26 (2)	15,000	14,442
Skandinaviska Enskilda Banken AB,
(Floating, ICE LIBOR USD 3M + 0.32%), 5.08%, 9/1/23 (1) (2)	9,520	9,506
(Floating, U.S. SOFR + 0.96%), 5.25%, 6/9/25 (1) (2)	20,000	19,830
Societe Generale S.A.,
2.63%, 10/16/24 (1)	14,505	13,732
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	2,500	2,381

NORTHERN FUNDS QUARTERLY REPORT     297    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 36.7% continued
Banking – 27.5%continued
(Floating, U.S. SOFR + 0.88%), 4.61%, 1/14/27 (2)	$5,840	$5,718
Svenska Handelsbanken AB,
(Floating, U.S. SOFR Compounded Index + 0.91%), 5.20%, 6/10/25 (1) (2)	27,484	27,291
Swedbank AB,
1.30%, 6/2/23 (1)	2,480	2,435
0.60%, 9/25/23 (1)	7,500	7,250
Toronto-Dominion Bank (The),
0.55%, 3/4/24	1,000	950
(Floating, U.S. SOFR + 0.36%), 4.61%, 3/4/24 (2)	5,000	4,967
3.77%, 6/6/25	7,700	7,472
(Floating, U.S. SOFR + 0.59%), 4.88%, 9/10/26 (2)	20,000	19,386
Westpac Banking Corp.,
1.02%, 11/18/24	280	261
(Floating, U.S. SOFR + 0.30%), 4.47%, 11/18/24 (2)	4,720	4,676
(Floating, U.S. SOFR + 1.00%), 5.21%, 8/26/25 (2)	13,230	13,242
(Floating, U.S. SOFR + 0.52%), 4.77%, 6/3/26 (2)	4,200	4,115
		741,105
Beverages – 0.7%
Coca-Cola Europacific Partners PLC,
0.50%, 5/5/23(1)	20,000	19,674
Biotechnology & Pharmaceuticals – 0.0%
GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,015	982
Cable & Satellite – 0.2%
Sky Ltd.,
3.75%, 9/16/24(1)	6,000	5,860
Electric Utilities – 0.2%
Enel Finance International N.V.,
4.25%, 6/15/25(1)	4,400	4,264
Governmental Banks – 0.5%
BNG Bank N.V.,
0.75%, 4/17/23 (1)	4,200	4,154
Japan Bank for International Cooperation,
1.75%, 1/23/23	6,770	6,760
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 36.7% continued
Governmental Banks – 0.5%continued
Svensk Exportkredit AB,
0.75%, 4/6/23	$1,300	$1,287
		12,201
Industrial Support Services – 0.2%
Element Fleet Management Corp.,
1.60%, 4/6/24(1)	5,800	5,496
Institutional Financial Services – 1.4%
LSEGA Financing PLC,
0.65%, 4/6/24 (1)	14,900	13,992
Sumitomo Mitsui Trust Bank Ltd.,
0.80%, 9/12/23 (1)	10,000	9,700
0.85%, 3/25/24 (1)	7,200	6,812
(Floating, U.S. SOFR + 0.44%), 4.75%, 9/16/24 (1) (2)	7,855	7,805
		38,309
Metals & Mining – 0.3%
Glencore Funding LLC,
4.13%, 3/12/24(1)	7,000	6,890
Oil & Gas Producers – 1.3%
Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 4.56%, 2/17/23 (2)	2,730	2,729
(Floating, U.S. SOFR Compounded Index + 0.63%), 4.79%, 2/16/24 (2)	14,180	14,106
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	8,196	7,879
TotalEnergies Capital International S.A.,
2.43%, 1/10/25	5,122	4,896
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	5,160	4,777
		34,387
Regional – 0.0%
Province of Ontario Canada,
1.75%, 1/24/23	1,000	998
Specialty Finance – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
(Floating, U.S. SOFR + 0.68%), 5.01%, 9/29/23 (2)	2,100	2,062
3.15%, 2/15/24	5,000	4,835
1.65%, 10/29/24	9,100	8,397

FIXED INCOME FUNDS    298    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 36.7% continued
Specialty Finance – 1.0%continued
Avolon Holdings Funding Ltd.,
5.25%, 5/15/24 (1)	$4,957	$4,863
SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (1)	5,927	5,864
		26,021
Telecommunications – 0.4%
Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	6,800	6,447
Rogers Communications, Inc.,
4.10%, 10/1/23	4,900	4,858
		11,305
Transportation & Logistics – 0.2%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	4,060	3,787
Total Foreign Issuer Bonds
(Cost $1,014,321)		987,006

U.S. GOVERNMENT AGENCIES – 2.0% (4)
Fannie Mae – 0.6%
0.25%, 5/22/23	5,000	4,917
Fannie Mae REMICS, Series 2021-47, Class A,
3.00%, 11/25/32	7,227	7,012
Pool #FM3019,
3.50%, 2/1/35	2,419	2,328
Pool #MA3932,
3.50%, 2/1/35	2,169	2,087
		16,344
Federal Farm Credit Bank – 0.3%
0.25%, 2/26/24	9,150	8,699
Freddie Mac – 1.0%
Federal Home Loan Mortgage Corp.,
0.38%, 4/20/23	11,050	10,912
0.38%, 5/5/23	10,240	10,098
0.25%, 6/26/23	2,500	2,448
Pool #ZS8641,
2.50%, 2/1/32	3,624	3,393
		26,851
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 2.0% (4)continued
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	$1,854	$1,783
Total U.S. Government Agencies
(Cost $55,517)		53,677

U.S. GOVERNMENT OBLIGATIONS – 3.4%
U.S. Treasury Notes – 3.4%
0.25%, 9/30/23	5,000	4,834
0.38%, 10/31/23	24,000	23,144
2.13%, 11/30/23	10,000	9,766
2.25%, 12/31/23	10,000	9,756
2.50%, 4/30/24	25,000	24,297
3.00%, 6/30/24	5,000	4,882
3.00%, 7/31/24	10,000	9,757
0.75%, 11/15/24	5,000	4,670
		91,106
Total U.S. Government Obligations
(Cost $93,822)		91,106

MUNICIPAL BONDS – 0.8%
Florida – 0.3%
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	7,830	7,753
New York – 0.5%
New York Taxable G.O. Unlimited Refunding Bonds, Series E, Fiscal 2021,
0.59%, 8/1/23	4,000	3,913
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	10,000	9,822
		13,735
Total Municipal Bonds
(Cost $21,828)		21,488

NORTHERN FUNDS QUARTERLY REPORT     299    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(5) (6)	64,984,339	$64,984
Total Investment Companies
(Cost $64,984)		64,984

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.2%
U.S. Treasury Bill, 4.40%, 10/5/23(7)	$35,000	$33,818
	Total Short-Term Investments
	(Cost $33,811)	33,818

	Total Investments – 99.7%
	(Cost $2,756,421)	2,686,354
	Other Assets less Liabilities – 0.3%	7,356
	NET ASSETS – 100.0%	$2,693,710

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Rate as of December 31, 2022 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2022.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2022 is disclosed.
(7)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	8.2%
Certificates of Deposit	0.9%
Commercial Paper	0.0%
Corporate Bonds	44.1%
Foreign Issuer Bonds	36.7%
U.S. Government Agencies	2.0%
U.S. Government Obligations	3.4%
Municipal Bonds	0.8%
Investment Companies	2.4%
Short-Term Investments	1.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$221,263	$—	$221,263
Certificates of Deposit	—	24,978	—	24,978
Commercial Paper	—	997	—	997
Corporate Bonds(1)	—	1,187,037	—	1,187,037
Foreign Issuer Bonds(1)	—	987,006	—	987,006
U.S. Government Agencies(1)	—	53,677	—	53,677
U.S. Government Obligations	—	91,106	—	91,106
Municipal Bonds(1)	—	21,488	—	21,488
Investment Companies	64,984	—	—	64,984
Short-Term Investments	—	33,818	—	33,818
Total Investments	$64,984	$2,621,370	$—	$2,686,354

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    300    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$204,346	$1,484,150	$1,623,512	$920	$64,984	64,984,339
NORTHERN FUNDS QUARTERLY REPORT     301    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 1.3% (1)
Fannie Mae – 0.7%
Pool #555649,
7.50%, 10/1/32	$15	$14
Pool #BH9277,
3.50%, 2/1/48	129	120
Pool #FS3063,
4.50%, 10/1/52	194	188
		322
Freddie Mac – 0.4%
Pool #SD1710,
5.00%, 10/1/52	199	198
Pool #ZS7735,
2.00%, 1/1/32	2	1
		199
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	84	78
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	18	18
Pool #782618,
4.50%, 4/15/24	4	4
Pool #783245,
5.00%, 9/15/24	4	4
Pool #783489,
5.00%, 6/15/25	2	1
		27
Total U.S. Government Agencies
(Cost $648)		626

U.S. GOVERNMENT OBLIGATIONS – 96.9%
U.S. Treasury Inflation Indexed Notes – 5.1%
0.50%, 4/15/24	296	340
0.13%, 7/15/24	281	342
0.13%, 10/15/24	305	341
0.25%, 1/15/25	283	342
0.38%, 7/15/25	283	342
0.13%, 4/15/26	321	343
0.13%, 4/15/27	349	344
0.13%, 7/15/30	4	4
		2,398
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.9%continued
U.S. Treasury Notes – 91.8%
2.25%, 4/30/24	$369	$357
0.25%, 5/15/24	374	352
1.75%, 6/30/24	425	407
1.75%, 7/31/24	638	610
1.88%, 8/31/24	637	610
2.13%, 9/30/24	633	608
2.25%, 10/31/24	632	607
2.25%, 11/15/24	675	649
4.50%, 11/30/24	4,963	4,966
2.50%, 1/31/25	623	600
2.75%, 2/28/25	618	598
2.88%, 4/30/25	618	598
0.25%, 5/31/25	145	132
2.88%, 5/31/25	587	568
0.25%, 7/31/25	677	611
0.25%, 9/30/25	133	120
4.50%, 11/15/25	8,181	8,237
0.38%, 11/30/25	128	115
0.38%, 12/31/25	159	142
2.63%, 12/31/25	119	114
0.75%, 3/31/26	320	287
2.25%, 3/31/26	371	350
0.88%, 6/30/26	302	270
1.88%, 6/30/26	295	274
0.63%, 7/31/26	299	264
0.75%, 8/31/26	293	260
1.13%, 10/31/26	211	189
1.50%, 1/31/27	265	240
0.63%, 3/31/27	92	80
0.50%, 5/31/27	257	221
0.38%, 9/30/27	311	263
2.25%, 11/15/27	226	209
0.63%, 11/30/27	236	201
3.88%, 11/30/27	8,114	8,083
0.75%, 1/31/28	229	195
1.25%, 5/31/28	215	186
2.88%, 8/15/28	595	561
1.13%, 8/31/28	208	178
3.13%, 11/15/28	588	562

FIXED INCOME FUNDS    302    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.9%continued
U.S. Treasury Notes – 91.8%continued
2.88%, 4/30/29	$2,129	$1,998
4.13%, 11/15/32	6,970	7,139
		43,011
Total U.S. Government Obligations
(Cost $46,887)		45,409

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(2) (3)	2,242,051	$2,242
Total Investment Companies
(Cost $2,242)		2,242

Total Investments – 103.0%
(Cost $49,777)		48,277
Liabilities less Other Assets – (3.0%)		(1,389)
NET ASSETS – 100.0%		$46,888

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	1.3%
U.S. Government Obligations	96.9%
Investment Companies	4.8%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$626	$—	$626
U.S. Government Obligations(1)	—	45,409	—	45,409
Investment Companies	2,242	—	—	2,242
Total Investments	$2,242	$46,035	$—	$48,277

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$391	$82,465	$80,614	$49	$2,242	2,242,051
NORTHERN FUNDS QUARTERLY REPORT     303    FIXED INCOME FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 99.4%
U.S. Treasury Bonds – 19.4%
6.00%, 2/15/26	$10	$10
6.50%, 11/15/26	35	38
6.38%, 8/15/27	65	71
6.13%, 11/15/27	75	82
5.50%, 8/15/28	50	54
5.25%, 11/15/28	100	106
6.13%, 8/15/29	50	56
6.25%, 5/15/30	75	86
5.38%, 2/15/31	100	110
4.50%, 2/15/36	60	64
4.75%, 2/15/37	25	27
5.00%, 5/15/37	50	56
4.38%, 2/15/38	50	53
4.50%, 5/15/38	95	101
3.50%, 2/15/39	50	47
4.25%, 5/15/39	100	104
4.50%, 8/15/39	100	107
4.38%, 11/15/39	100	105
4.63%, 2/15/40	100	108
1.13%, 5/15/40	300	189
4.38%, 5/15/40	115	120
1.13%, 8/15/40	450	282
3.88%, 8/15/40	100	98
1.38%, 11/15/40	525	344
4.25%, 11/15/40	100	103
1.88%, 2/15/41	550	392
4.75%, 2/15/41	145	159
2.25%, 5/15/41	535	405
4.38%, 5/15/41	140	146
1.75%, 8/15/41	550	379
3.75%, 8/15/41	100	95
2.00%, 11/15/41	400	288
3.13%, 11/15/41	145	126
2.38%, 2/15/42	400	308
3.13%, 2/15/42	100	87
3.00%, 5/15/42	155	131
3.25%, 5/15/42	225	199
2.75%, 8/15/42	130	105
3.38%, 8/15/42	150	135
2.75%, 11/15/42	165	133
4.00%, 11/15/42	100	99
3.13%, 2/15/43	205	176
2.88%, 5/15/43	225	185
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Bonds – 19.4%continued
3.63%, 8/15/43	$100	$93
3.75%, 11/15/43	230	217
3.63%, 2/15/44	150	138
3.38%, 5/15/44	150	133
3.13%, 8/15/44	225	191
3.00%, 11/15/44	255	212
2.50%, 2/15/45	150	114
3.00%, 5/15/45	125	104
2.88%, 8/15/45	175	142
3.00%, 11/15/45	80	66
2.50%, 2/15/46	150	113
2.50%, 5/15/46	250	188
2.25%, 8/15/46	275	196
2.88%, 11/15/46	100	81
3.00%, 2/15/47	200	165
3.00%, 5/15/47	150	124
2.75%, 8/15/47	300	236
2.75%, 11/15/47	200	157
3.00%, 2/15/48	290	240
3.13%, 5/15/48	325	275
3.00%, 8/15/48	400	331
3.38%, 11/15/48	300	267
3.00%, 2/15/49	350	291
2.88%, 5/15/49	400	325
2.25%, 8/15/49	350	248
2.38%, 11/15/49	325	237
2.00%, 2/15/50	415	277
1.25%, 5/15/50	550	299
1.38%, 8/15/50	550	309
1.63%, 11/15/50	500	300
1.88%, 2/15/51	675	433
2.38%, 5/15/51	650	471
2.00%, 8/15/51	525	347
1.88%, 11/15/51	450	288
2.25%, 2/15/52	500	351
2.88%, 5/15/52	425	344
3.00%, 8/15/52	380	316
4.00%, 11/15/52	150	152
		14,840
U.S. Treasury Notes – 80.0%
0.13%, 1/15/24	500	477
0.88%, 1/31/24	250	240
2.25%, 1/31/24	200	195

FIXED INCOME FUNDS    304    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Notes – 80.0%continued
2.50%, 1/31/24	$250	$244
0.13%, 2/15/24	450	428
2.75%, 2/15/24	350	343
1.50%, 2/29/24	500	482
2.13%, 2/29/24	200	194
2.38%, 2/29/24	150	146
0.25%, 3/15/24	450	427
2.13%, 3/31/24	400	388
2.25%, 3/31/24	350	340
0.38%, 4/15/24	300	284
2.00%, 4/30/24	250	241
2.25%, 4/30/24	300	291
2.50%, 4/30/24	250	243
0.25%, 5/15/24	450	424
2.50%, 5/15/24	375	364
2.00%, 5/31/24	300	289
2.50%, 5/31/24	750	728
1.75%, 6/30/24	275	264
2.00%, 6/30/24	200	192
3.00%, 6/30/24	375	366
0.38%, 7/15/24	300	281
1.75%, 7/31/24	250	239
2.13%, 7/31/24	250	241
3.00%, 7/31/24	250	244
0.38%, 8/15/24	100	93
2.38%, 8/15/24	525	507
1.25%, 8/31/24	200	189
1.88%, 8/31/24	250	239
3.25%, 8/31/24	350	343
0.38%, 9/15/24	250	233
1.50%, 9/30/24	200	190
2.13%, 9/30/24	300	288
4.25%, 9/30/24	350	348
0.63%, 10/15/24	500	467
1.50%, 10/31/24	300	284
2.25%, 10/31/24	150	144
0.75%, 11/15/24	500	467
2.25%, 11/15/24	550	529
1.50%, 11/30/24	300	284
2.13%, 11/30/24	200	192
4.50%, 11/30/24	500	500
1.00%, 12/15/24	250	234
1.75%, 12/31/24	200	190
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Notes – 80.0%continued
2.25%, 12/31/24	$250	$240
4.25%, 12/31/24	250	249
1.13%, 1/15/25	450	421
1.38%, 1/31/25	200	188
2.50%, 1/31/25	200	193
1.50%, 2/15/25	500	471
2.00%, 2/15/25	325	309
1.13%, 2/28/25	350	327
2.75%, 2/28/25	215	208
1.75%, 3/15/25	400	378
0.50%, 3/31/25	400	368
2.63%, 3/31/25	150	145
2.63%, 4/15/25	350	337
0.38%, 4/30/25	300	274
2.88%, 4/30/25	200	194
2.13%, 5/15/25	400	380
2.75%, 5/15/25	375	362
0.25%, 5/31/25	300	273
2.88%, 5/31/25	175	169
2.88%, 6/15/25	350	339
0.25%, 6/30/25	400	363
2.75%, 6/30/25	150	145
0.25%, 7/31/25	350	316
2.88%, 7/31/25	225	218
2.00%, 8/15/25	550	520
3.13%, 8/15/25	350	340
0.25%, 8/31/25	250	225
2.75%, 8/31/25	150	144
3.50%, 9/15/25	300	294
0.25%, 9/30/25	500	449
3.00%, 9/30/25	200	193
4.25%, 10/15/25	250	250
0.25%, 10/31/25	350	313
3.00%, 10/31/25	200	193
2.25%, 11/15/25	445	422
4.50%, 11/15/25	300	302
0.38%, 11/30/25	355	318
2.88%, 11/30/25	150	144
0.38%, 12/31/25	400	358
2.63%, 12/31/25	300	287
0.38%, 1/31/26	350	312
2.63%, 1/31/26	150	143
1.63%, 2/15/26	550	509

NORTHERN FUNDS QUARTERLY REPORT     305    FIXED INCOME FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Notes – 80.0%continued
0.50%, 2/28/26	$500	$446
2.50%, 2/28/26	100	95
0.75%, 3/31/26	500	449
2.25%, 3/31/26	250	236
0.75%, 4/30/26	250	224
2.38%, 4/30/26	225	213
1.63%, 5/15/26	450	415
0.75%, 5/31/26	300	268
2.13%, 5/31/26	175	164
0.88%, 6/30/26	500	448
1.88%, 6/30/26	225	209
0.63%, 7/31/26	550	487
1.88%, 7/31/26	200	185
1.50%, 8/15/26	520	475
0.75%, 8/31/26	150	133
1.38%, 8/31/26	200	182
0.88%, 9/30/26	450	400
1.63%, 9/30/26	150	137
1.13%, 10/31/26	500	448
1.63%, 10/31/26	200	183
2.00%, 11/15/26	415	384
1.25%, 11/30/26	475	427
1.63%, 11/30/26	250	228
1.25%, 12/31/26	350	314
1.75%, 12/31/26	200	183
1.50%, 1/31/27	575	520
2.25%, 2/15/27	410	382
1.13%, 2/28/27	200	178
1.88%, 2/28/27	300	275
0.63%, 3/31/27	180	156
2.50%, 3/31/27	350	329
0.50%, 4/30/27	275	237
2.75%, 4/30/27	350	332
2.38%, 5/15/27	250	233
0.50%, 5/31/27	250	215
2.63%, 5/31/27	450	425
0.50%, 6/30/27	200	171
3.25%, 6/30/27	400	387
0.38%, 7/31/27	250	212
2.75%, 7/31/27	375	355
2.25%, 8/15/27	350	324
0.50%, 8/31/27	250	213
3.13%, 8/31/27	350	337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Notes – 80.0%continued
0.38%, 9/30/27	$400	$338
4.13%, 9/30/27	350	352
0.50%, 10/31/27	400	339
4.13%, 10/31/27	250	251
2.25%, 11/15/27	300	277
0.63%, 11/30/27	400	340
3.88%, 11/30/27	350	349
0.63%, 12/31/27	450	382
3.88%, 12/31/27	250	249
0.75%, 1/31/28	500	426
2.75%, 2/15/28	400	377
1.13%, 2/29/28	550	477
1.25%, 3/31/28	400	348
1.25%, 4/30/28	500	435
2.88%, 5/15/28	525	496
1.25%, 5/31/28	450	390
1.25%, 6/30/28	550	477
1.00%, 7/31/28	450	383
2.88%, 8/15/28	590	557
1.13%, 8/31/28	200	171
1.25%, 9/30/28	450	387
1.38%, 10/31/28	500	433
3.13%, 11/15/28	475	454
1.50%, 11/30/28	350	305
1.38%, 12/31/28	450	389
1.75%, 1/31/29	300	264
2.63%, 2/15/29	600	556
1.88%, 2/28/29	300	266
2.38%, 3/31/29	400	365
2.88%, 4/30/29	250	235
2.38%, 5/15/29	400	364
2.75%, 5/31/29	300	279
3.25%, 6/30/29	325	312
2.63%, 7/31/29	300	277
1.63%, 8/15/29	450	391
3.13%, 8/31/29	300	285
3.88%, 9/30/29	275	274
4.00%, 10/31/29	200	201
1.75%, 11/15/29	225	197
3.88%, 11/30/29	300	299
3.88%, 12/31/29	250	249
1.50%, 2/15/30	425	363
0.63%, 5/15/30	600	476

FIXED INCOME FUNDS    306    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.4%continued
U.S. Treasury Notes – 80.0%continued
0.63%, 8/15/30	$835	$659
0.88%, 11/15/30	875	702
1.13%, 2/15/31	750	613
1.63%, 5/15/31	840	709
1.25%, 8/15/31	900	732
1.38%, 11/15/31	800	653
1.88%, 2/15/32	850	724
2.88%, 5/15/32	800	740
2.75%, 8/15/32	700	640
4.13%, 11/15/32	500	512
		61,232
Total U.S. Government Obligations
(Cost $86,111)		76,072

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(1) (2)	140,508	$141
Total Investment Companies
(Cost $141)		141

Total Investments – 99.6%
(Cost $86,252)		76,213
Other Assets less Liabilities – 0.4%		295
NET ASSETS – 100.0%		$76,508

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2022 is disclosed.
Percentages shown are based on Net Assets.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Obligations	99.4%
Investment Companies	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations(1)	$—	$76,072	$—	$76,072
Investment Companies	141	—	—	141
Total Investments	$141	$76,072	$—	$76,213

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$691	$13,179	$13,729	$4	$141	140,508
NORTHERN FUNDS QUARTERLY REPORT     307    FIXED INCOME FUNDS